UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2017

Item 1.

Reports to Stockholders

Strategic Advisers® Value Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Invesco Diversified Dividend Fund - Class A	4.9	5.1
JPMorgan Chase & Co.	3.0	2.7
Johnson & Johnson	2.7	3.0
Fidelity Low-Priced Stock Fund	2.5	2.4
Pfizer, Inc.	2.1	2.1
Citigroup, Inc.	2.1	1.9
Apple, Inc.	1.9	2.1
Cisco Systems, Inc.	1.7	1.6
Chevron Corp.	1.7	1.6
Wells Fargo & Co.	1.7	1.7
	24.3

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	25.3
Information Technology	13.1	14.0
Health Care	12.9	12.9
Consumer Discretionary	9.0	8.1
Industrials	7.2	7.6

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	88.3%
Large Blend Funds	1.5%
Large Value Funds	4.9%
Mid-Cap Value Funds	2.5%
Sector Funds	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

As of May 31, 2017
Common Stocks	87.1%
Large Blend Funds	1.5%
Large Value Funds	5.1%
Mid-Cap Value Funds	2.4%
Sector Funds	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 1.0%
BorgWarner, Inc.	563,950	$31,400,736
Cooper Tire & Rubber Co.	265,127	9,743,417
Delphi Automotive PLC	121,700	12,738,339
Gentex Corp.	130,700	2,676,736
Lear Corp.	187,900	33,989,231
The Goodyear Tire & Rubber Co.	799,800	25,889,526
		116,437,985
Automobiles - 1.2%
Ford Motor Co.	3,726,700	46,658,284
General Motors Co.	1,688,400	72,753,156
Harley-Davidson, Inc. (a)	401,872	20,173,974
Thor Industries, Inc.	24,000	3,685,200
		143,270,614
Distributors - 0.0%
Genuine Parts Co.	35,216	3,274,032
Diversified Consumer Services - 0.0%
H&R Block, Inc.	94,200	2,466,156
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc. (a)	404,619	14,861,656
Carnival Corp.	243,700	15,996,468
Hilton Worldwide Holdings, Inc.	60,787	4,714,640
Hyatt Hotels Corp. Class A (b)	17,600	1,273,536
La Quinta Holdings, Inc. (b)	194,660	3,466,895
Norwegian Cruise Line Holdings Ltd. (b)	103,600	5,610,976
Royal Caribbean Cruises Ltd.	97,300	12,053,524
Wyndham Worldwide Corp.	275,300	30,940,967
		88,918,662
Household Durables - 0.8%
CalAtlantic Group, Inc.	123,868	6,941,563
Garmin Ltd.	86,400	5,363,712
Leggett & Platt, Inc.	57,100	2,754,504
Lennar Corp.:
Class A	310,000	19,461,800
Class B	6,200	318,184
Mohawk Industries, Inc. (b)	33,800	9,552,218
Newell Brands, Inc.	39,592	1,226,164
NVR, Inc. (b)	1,690	5,872,750
PulteGroup, Inc.	143,400	4,894,242
Toll Brothers, Inc.	74,000	3,724,420
Whirlpool Corp.	168,900	28,471,473
		88,581,030
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.	29,823	3,653,318
Priceline Group, Inc. (b)	2,292	3,987,415
		7,640,733
Leisure Products - 0.1%
Brunswick Corp.	40,600	2,247,210
Hasbro, Inc.	53,900	5,013,778
		7,260,988
Media - 2.6%
CBS Corp. Class B(a)	175,172	9,820,142
Charter Communications, Inc. Class A (b)	16,730	5,457,493
Clear Channel Outdoor Holding, Inc. Class A	181,181	851,551
Comcast Corp. Class A	2,333,625	87,604,283
DISH Network Corp. Class A (b)	187,997	9,522,048
Entercom Communications Corp. Class A	254,430	2,951,388
Gannett Co., Inc.	247,600	2,837,496
Liberty Global PLC LiLAC Class C (b)	112,234	2,328,856
News Corp. Class A	172,700	2,790,832
Nexstar Broadcasting Group, Inc. Class A	68,852	4,675,051
Tegna, Inc.	402,400	5,343,872
The Madison Square Garden Co. (b)	8,600	1,863,190
The Walt Disney Co.	711,200	74,547,984
Time Warner, Inc.	679,583	62,188,640
Twenty-First Century Fox, Inc. Class A	795,980	25,423,601
Viacom, Inc. Class B (non-vtg.)	300,200	8,501,664
		306,708,091
Multiline Retail - 0.8%
Big Lots, Inc. (a)	160,800	9,503,280
Dillard's, Inc. Class A (a)	109,300	6,568,930
Dollar General Corp.	118,800	10,463,904
Kohl's Corp.	581,362	27,887,935
Macy's, Inc. (a)	348,100	8,284,780
Nordstrom, Inc. (a)	85,240	3,874,158
Target Corp.	428,000	25,637,200
		92,220,187
Specialty Retail - 1.4%
American Eagle Outfitters, Inc.	775,200	12,465,216
AutoNation, Inc. (a)(b)	30,400	1,683,248
AutoZone, Inc. (b)	11,316	7,771,376
Best Buy Co., Inc.	574,537	34,248,151
CarMax, Inc. (b)	84,100	5,795,331
Cars.com, Inc. (a)	55,652	1,349,004
Gap, Inc.	218,929	7,073,596
Home Depot, Inc.	221,593	39,846,853
L Brands, Inc.	32,056	1,797,380
Lowe's Companies, Inc.	360,700	30,071,559
Murphy U.S.A., Inc. (b)	46,156	3,639,401
Office Depot, Inc.	217,300	710,571
Penske Automotive Group, Inc.	203,300	9,831,588
Tiffany & Co., Inc.	32,491	3,070,400
TJX Companies, Inc.	63,008	4,760,254
Williams-Sonoma, Inc. (a)	39,100	2,000,356
		166,114,284
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc.	20,500	2,220,560
Columbia Sportswear Co.	64,546	4,538,229
Hanesbrands, Inc. (a)	157,900	3,298,531
Michael Kors Holdings Ltd. (b)	49,500	2,892,780
PVH Corp.	35,300	4,749,615
Ralph Lauren Corp.	24,000	2,283,600
		19,983,315

TOTAL CONSUMER DISCRETIONARY		1,042,876,077

CONSUMER STAPLES - 5.0%
Beverages - 0.3%
Coca-Cola European Partners PLC	131,807	5,139,155
Dr. Pepper Snapple Group, Inc.	110,438	9,960,403
Molson Coors Brewing Co. Class B	62,689	4,896,011
The Coca-Cola Co.	295,000	13,502,150
		33,497,719
Food & Staples Retailing - 2.5%
CVS Health Corp.	714,664	54,743,262
Kroger Co.	1,703,516	44,052,924
Wal-Mart Stores, Inc.	1,655,300	160,944,819
Walgreens Boots Alliance, Inc.	492,225	35,814,291
		295,555,296
Food Products - 1.8%
Archer Daniels Midland Co.	813,500	32,442,380
Bunge Ltd.	181,502	12,144,299
Campbell Soup Co.	300,300	14,804,790
Dean Foods Co.	606,600	6,769,656
Fresh Del Monte Produce, Inc.	235,200	11,454,240
Ingredion, Inc.	197,442	27,341,768
Mondelez International, Inc.	323,000	13,869,620
Pilgrim's Pride Corp. (a)(b)	920,300	33,747,401
Post Holdings, Inc. (b)	62,352	4,953,866
The J.M. Smucker Co.	153,000	17,850,510
TreeHouse Foods, Inc. (b)	35,258	1,622,573
Tyson Foods, Inc. Class A	404,600	33,278,350
		210,279,453
Household Products - 0.2%
Energizer Holdings, Inc. (a)	27,838	1,278,599
Kimberly-Clark Corp.	107,000	12,814,320
Procter & Gamble Co.	72,979	6,567,380
		20,660,299
Personal Products - 0.2%
Coty, Inc. Class A (a)	187,750	3,234,933
Herbalife Ltd. (a)(b)	42,400	2,973,936
Unilever NV (NY Reg.)	305,000	17,610,700
		23,819,569

TOTAL CONSUMER STAPLES		583,812,336

ENERGY - 5.5%
Energy Equipment & Services - 0.2%
Halliburton Co.	251,000	10,486,780
National Oilwell Varco, Inc.	202,100	6,780,455
Parker Drilling Co. (b)	1,082,600	1,061,056
Rowan Companies PLC (b)	530,900	7,682,123
		26,010,414
Oil, Gas & Consumable Fuels - 5.3%
Andeavor	77,725	8,197,656
Apache Corp.	77,480	3,240,988
Chevron Corp.	1,661,636	197,718,068
ConocoPhillips Co.	816,748	41,556,138
Diamondback Energy, Inc. (b)	80,209	8,767,646
Energen Corp. (b)	108,330	6,116,312
EQT Corp.	255,850	15,248,660
Exxon Mobil Corp.	1,089,636	90,755,782
HollyFrontier Corp.	78,500	3,491,680
Kinder Morgan, Inc.	293,492	5,056,867
Marathon Petroleum Corp.	906,365	56,765,640
Occidental Petroleum Corp.	67,827	4,781,804
PBF Energy, Inc. Class A (a)	381,714	12,356,082
Phillips 66 Co.	536,602	52,350,891
Pioneer Natural Resources Co.	73,600	11,484,544
Royal Dutch Shell PLC Class A sponsored ADR	200,493	12,855,611
Valero Energy Corp.	915,400	78,376,548
		609,120,917

TOTAL ENERGY		635,131,331

FINANCIALS - 25.8%
Banks - 12.7%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (a)	2,145,000	18,361,200
Bank of America Corp.	6,001,615	169,065,495
BB&T Corp.	702,000	34,692,840
BOK Financial Corp.	142,200	12,655,800
CIT Group, Inc.	308,000	15,350,720
Citigroup, Inc.	3,170,390	239,364,445
Citizens Financial Group, Inc.	422,984	17,215,449
Comerica, Inc.	71,300	5,940,003
Commerce Bancshares, Inc.	43,711	2,474,917
Cullen/Frost Bankers, Inc.	126,900	12,488,229
East West Bancorp, Inc.	223,436	13,750,251
Fifth Third Bancorp	1,521,424	46,418,646
First Republic Bank	74,125	7,081,903
Investors Bancorp, Inc.	135,200	1,929,304
JPMorgan Chase & Co.	3,322,405	347,257,771
KeyCorp	1,519,559	28,841,230
Lloyds Banking Group PLC sponsored ADR (a)	1,317,944	4,757,778
M&T Bank Corp.	136,739	23,102,054
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (a)	1,639,000	11,686,070
PNC Financial Services Group, Inc.	554,521	77,943,472
Prosperity Bancshares, Inc.	31,500	2,206,260
Regions Financial Corp.	3,962,948	65,745,307
SunTrust Banks, Inc.	985,139	60,714,117
Synovus Financial Corp.	55,600	2,759,428
U.S. Bancorp	894,901	49,353,790
Wells Fargo & Co.	3,392,644	191,582,607
Western Alliance Bancorp. (b)	34,400	2,001,392
Zions Bancorporation	92,000	4,558,600
		1,469,299,078
Capital Markets - 3.4%
Ameriprise Financial, Inc.	506,600	82,692,318
Bank of New York Mellon Corp.	472,400	25,859,176
Brighthouse Financial, Inc.	57,590	3,385,716
Charles Schwab Corp.	118,984	5,805,229
E*TRADE Financial Corp. (b)	124,700	6,003,058
Franklin Resources, Inc.	255,700	11,084,595
Goldman Sachs Group, Inc.	376,256	93,176,036
Invesco Ltd.	287,995	10,416,779
Lazard Ltd. Class A	56,200	2,767,850
Morgan Stanley	1,522,222	78,561,877
Northern Trust Corp.	142,365	13,920,450
Raymond James Financial, Inc.	58,600	5,174,380
State Street Corp.	371,200	35,393,920
T. Rowe Price Group, Inc.	213,067	21,928,856
The NASDAQ OMX Group, Inc.	62,700	4,963,332
		401,133,572
Consumer Finance - 2.1%
Ally Financial, Inc.	435,785	11,705,185
American Express Co.	408,200	39,885,222
Capital One Financial Corp.	1,045,780	96,211,760
Credit Acceptance Corp. (a)(b)	6,000	1,817,400
Discover Financial Services	838,592	59,204,595
Navient Corp.	530,400	6,688,344
Nelnet, Inc. Class A	227,900	12,208,603
Santander Consumer U.S.A. Holdings, Inc.	158,100	2,725,644
Synchrony Financial	515,434	18,498,926
		248,945,679
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (b)	171,638	33,127,850
Donnelley Financial Solutions, Inc. (b)	80,075	1,633,530
Leucadia National Corp.	163,700	4,306,947
Voya Financial, Inc.	84,500	3,734,900
		42,803,227
Insurance - 6.8%
AFLAC, Inc.	606,100	53,118,604
Alleghany Corp. (b)	11,278	6,595,374
Allstate Corp.	687,462	70,574,849
American Financial Group, Inc.	203,500	21,379,710
American International Group, Inc.	861,842	51,676,046
Assurant, Inc.	201,600	20,335,392
Assured Guaranty Ltd.	56,300	2,044,253
Athene Holding Ltd.	30,654	1,473,538
Axis Capital Holdings Ltd.	262,500	13,752,375
Chubb Ltd.	416,787	63,397,471
Cincinnati Financial Corp.	71,100	5,313,303
CNO Financial Group, Inc.	95,880	2,417,135
Everest Re Group Ltd.	148,400	32,588,640
Fairfax Financial Holdings Ltd.	4,828	2,624,839
FNF Group	113,000	4,571,980
Genworth Financial, Inc. Class A (b)	504,800	1,711,272
Hartford Financial Services Group, Inc.	866,230	49,756,251
Lincoln National Corp.	628,400	48,104,020
Loews Corp.	384,899	19,352,722
Markel Corp. (b)	6,380	7,062,022
Marsh & McLennan Companies, Inc.	21,044	1,766,223
MetLife, Inc.	1,125,000	60,390,000
Old Republic International Corp.	119,800	2,512,206
Principal Financial Group, Inc.	131,000	9,273,490
Prudential Financial, Inc.	545,042	63,137,665
Reinsurance Group of America, Inc.	31,900	5,169,395
RenaissanceRe Holdings Ltd.	18,400	2,440,760
The Travelers Companies, Inc.	630,730	85,508,066
Torchmark Corp.	135,200	12,012,520
Unum Group	734,940	41,612,303
W.R. Berkley Corp.	55,200	3,815,424
Willis Group Holdings PLC	57,200	9,197,760
XL Group Ltd.	264,481	10,267,152
		784,952,760
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	2,759,800	32,206,866
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	888,500	18,205,365

TOTAL FINANCIALS		2,997,546,547

HEALTH CARE - 12.9%
Biotechnology - 3.2%
AbbVie, Inc.	1,308,600	126,829,512
Amgen, Inc.	756,800	132,939,488
Biogen, Inc. (b)	95,800	30,863,886
Gilead Sciences, Inc.	1,043,139	78,005,934
Shire PLC sponsored ADR	34,988	5,204,465
		373,843,285
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	139,888	7,885,487
Baxter International, Inc.	223,804	14,665,876
Danaher Corp.	217,000	20,476,120
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	5,455	211,327
Medtronic PLC	220,000	18,068,600
		61,307,410
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)(b)	325,832	10,371,233
Aetna, Inc.	360,254	64,910,566
Anthem, Inc.	383,240	90,046,070
Cardinal Health, Inc.	230,400	13,637,376
Cigna Corp.	176,934	37,462,236
DaVita HealthCare Partners, Inc. (b)	88,200	5,385,492
Express Scripts Holding Co. (b)	434,600	28,327,228
HCA Holdings, Inc. (b)	586,736	49,872,560
Laboratory Corp. of America Holdings (b)	84,910	13,438,706
LifePoint Hospitals, Inc. (b)	179,600	8,584,880
McKesson Corp.	236,300	34,910,962
Quest Diagnostics, Inc.	163,800	16,127,748
UnitedHealth Group, Inc.	78,004	17,798,173
		390,873,230
Pharmaceuticals - 5.8%
Allergan PLC	27,126	4,715,313
Bristol-Myers Squibb Co.	119,400	7,544,886
Johnson & Johnson	2,251,785	313,741,204
Mallinckrodt PLC (a)(b)	89,508	1,953,065
Merck & Co., Inc.	1,290,713	71,337,708
Novartis AG sponsored ADR	179,000	15,358,200
Perrigo Co. PLC	61,000	5,319,810
Pfizer, Inc.	6,866,007	248,961,414
Sanofi SA sponsored ADR	157,285	7,178,487
		676,110,087

TOTAL HEALTH CARE		1,502,134,012

INDUSTRIALS - 7.2%
Aerospace & Defense - 2.2%
General Dynamics Corp.	260,652	53,996,668
Huntington Ingalls Industries, Inc.	21,000	5,075,070
L3 Technologies, Inc.	73,560	14,608,280
Moog, Inc. Class A (b)	142,200	11,960,442
Orbital ATK, Inc.	78,343	10,336,575
Raytheon Co.	20,682	3,953,364
Spirit AeroSystems Holdings, Inc. Class A	444,927	37,485,100
Textron, Inc.	121,700	6,779,907
The Boeing Co.	135,400	37,478,720
Triumph Group, Inc. (a)	270,000	8,343,000
United Technologies Corp.	511,393	62,108,680
Vectrus, Inc. (b)	37,733	1,216,135
		253,341,941
Air Freight & Logistics - 0.7%
FedEx Corp.	207,700	48,074,242
United Parcel Service, Inc. Class B	297,600	36,143,520
		84,217,762
Airlines - 1.1%
American Airlines Group, Inc.	223,800	11,299,662
Delta Air Lines, Inc.	1,141,200	60,392,304
JetBlue Airways Corp. (b)	138,900	2,982,183
Southwest Airlines Co.	386,361	23,440,522
United Continental Holdings, Inc. (b)	375,800	23,795,656
		121,910,327
Building Products - 0.2%
Johnson Controls International PLC	180,702	6,801,623
Masco Corp.	98,459	4,224,876
Owens Corning	50,700	4,479,345
USG Corp. (a)(b)	64,200	2,440,242
		17,946,086
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	11,809,710
LSC Communications, Inc.	80,075	1,310,027
R.R. Donnelley & Sons Co.	213,533	2,005,075
		15,124,812
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	54,800	3,596,524
Tutor Perini Corp. (b)	280,800	7,076,160
		10,672,684
Electrical Equipment - 0.2%
Eaton Corp. PLC	325,961	25,353,247
Hubbell, Inc. Class B	21,800	2,742,222
		28,095,469
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	85,000	9,772,450
Honeywell International, Inc.	398,078	62,084,245
		71,856,695
Machinery - 1.1%
AGCO Corp.	209,200	14,807,176
Allison Transmission Holdings, Inc.	61,400	2,519,856
Cummins, Inc.	119,226	19,958,432
Dover Corp.	55,551	5,427,888
Illinois Tool Works, Inc.	25,912	4,385,606
Ingersoll-Rand PLC	108,200	9,480,484
Middleby Corp. (b)	16,700	2,129,584
Oshkosh Corp.	228,000	20,529,120
PACCAR, Inc.	159,600	11,224,668
Pentair PLC	69,500	4,945,620
Snap-On, Inc. (a)	26,300	4,456,009
Timken Co.	169,200	8,443,080
Trinity Industries, Inc.	538,204	19,186,973
		127,494,496
Professional Services - 0.1%
Manpower, Inc.	30,800	3,970,120
Robert Half International, Inc.	57,800	3,296,912
		7,267,032
Road & Rail - 0.6%
AMERCO	9,000	3,336,030
Norfolk Southern Corp.	84,900	11,769,687
Ryder System, Inc.	184,000	15,176,320
Union Pacific Corp.	340,900	43,123,850
		73,405,887
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	570,900	13,987,050
United Rentals, Inc. (b)	38,300	6,108,084
		20,095,134

TOTAL INDUSTRIALS		831,428,325

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.9%
Arris International PLC (b)	43,087	1,291,317
Cisco Systems, Inc.	5,351,148	199,597,820
CommScope Holding Co., Inc. (b)	114,884	4,134,675
Juniper Networks, Inc.	173,500	4,816,360
Motorola Solutions, Inc.	74,300	6,992,373
		216,832,545
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (b)	340,718	27,506,164
CDW Corp.	72,100	5,047,721
Corning, Inc.	1,372,600	44,458,514
Dell Technologies, Inc. (b)	191,031	14,946,265
Flextronics International Ltd. (b)	1,269,976	22,948,466
Jabil, Inc.	77,000	2,221,450
SYNNEX Corp.	12,000	1,634,400
TE Connectivity Ltd.	525,252	49,604,799
Tech Data Corp. (b)	166,200	16,071,540
Vishay Intertechnology, Inc. (a)	590,800	12,938,520
		197,377,839
Internet Software & Services - 0.1%
Alphabet, Inc. Class A (b)	7,495	7,766,094
eBay, Inc. (b)	176,004	6,102,059
		13,868,153
IT Services - 1.4%
Alliance Data Systems Corp.	18,100	4,330,787
Booz Allen Hamilton Holding Corp. Class A	42,000	1,624,980
CSG Systems International, Inc.	185,800	8,526,362
CSRA, Inc.	53,300	1,541,969
DXC Technology Co.	227,852	21,905,691
IBM Corp.	595,200	91,642,944
PayPal Holdings, Inc. (b)	284,611	21,553,591
The Western Union Co.	211,800	4,170,342
		155,296,666
Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.	975,200	51,461,304
Cirrus Logic, Inc. (b)	198,579	10,969,504
Intel Corp.	4,158,000	186,444,720
KLA-Tencor Corp.	117,130	11,975,371
Lam Research Corp.	174,500	33,561,585
Marvell Technology Group Ltd.	227,200	5,075,648
Microchip Technology, Inc.	234,000	20,355,660
Qorvo, Inc. (b)	57,800	4,426,324
Qualcomm, Inc.	60,765	4,031,150
Skyworks Solutions, Inc.	81,500	8,536,310
Teradyne, Inc.	64,500	2,610,315
Texas Instruments, Inc.	127,696	12,423,544
		351,871,435
Software - 1.8%
Adobe Systems, Inc. (b)	163,000	29,579,610
ANSYS, Inc. (b)	120,000	17,782,800
CA Technologies, Inc.	181,300	5,995,591
Micro Focus International PLC sponsored ADR (b)	43,883	1,470,081
Microsoft Corp.	484,794	40,805,111
Oracle Corp.	2,233,086	109,555,199
		205,188,392
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	1,263,359	217,108,244
Hewlett Packard Enterprise Co.	1,448,720	20,209,644
HP, Inc.	2,562,529	54,966,247
NCR Corp. (b)	411,900	12,888,351
NetApp, Inc.	377,485	21,331,677
Seagate Technology LLC	502,900	19,391,824
Western Digital Corp.	177,300	13,981,878
Xerox Corp.	480,325	14,246,440
		374,124,305

TOTAL INFORMATION TECHNOLOGY		1,514,559,335

MATERIALS - 3.6%
Chemicals - 2.2%
AdvanSix, Inc. (b)	44,681	1,923,517
Ashland Global Holdings, Inc.	25,200	1,864,296
Cabot Corp.	272,700	16,700,148
Celanese Corp. Class A	323,255	34,665,866
CF Industries Holdings, Inc.	105,500	3,953,085
DowDuPont, Inc.	392,726	28,260,563
Eastman Chemical Co.	409,971	37,869,021
FMC Corp.	39,857	3,762,501
Huntsman Corp.	744,900	23,807,004
LyondellBasell Industries NV Class A	598,500	62,662,950
Methanex Corp.	99,045	5,278,715
PPG Industries, Inc.	267,200	31,222,320
RPM International, Inc.	55,200	2,923,944
Westlake Chemical Corp.	58,600	5,738,698
		260,632,628
Construction Materials - 0.2%
CEMEX S.A.B. de CV sponsored ADR	569,368	4,321,503
Martin Marietta Materials, Inc.	107,564	22,415,262
		26,736,765
Containers & Packaging - 0.7%
Ball Corp.	191,375	7,637,776
Crown Holdings, Inc. (b)	62,300	3,721,179
Graphic Packaging Holding Co.	214,238	3,279,984
International Paper Co.	492,100	27,857,781
Packaging Corp. of America	157,900	18,726,940
Sonoco Products Co.	45,100	2,413,301
WestRock Co.	225,051	14,045,433
		77,682,394
Metals & Mining - 0.3%
Barrick Gold Corp.	277,005	3,826,089
Newmont Mining Corp.	161,800	5,984,982
Nucor Corp.	192,759	11,083,643
Reliance Steel & Aluminum Co.	29,300	2,303,273
Steel Dynamics, Inc.	299,562	11,533,137
		34,731,124
Paper & Forest Products - 0.2%
Domtar Corp.	211,100	10,179,242
Kapstone Paper & Packaging Corp.	103,878	2,309,208
Schweitzer-Mauduit International, Inc.	199,000	9,008,730
		21,497,180

TOTAL MATERIALS		421,280,091

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Homes 4 Rent Class A	195,359	4,196,311
Brixmor Property Group, Inc.	251,500	4,544,605
EastGroup Properties, Inc.	37,308	3,509,937
Hospitality Properties Trust (SBI)	690,200	20,699,098
Kimco Realty Corp.	223,333	4,136,127
Lexington Corporate Properties Trust	1,090,900	11,410,814
Mack-Cali Realty Corp.	410,100	9,075,513
Medical Properties Trust, Inc.	759,300	10,394,817
Mid-America Apartment Communities, Inc.	43,589	4,465,257
Omega Healthcare Investors, Inc.	411,800	11,056,830
Outfront Media, Inc.	151,696	3,558,788
Park Hotels & Resorts, Inc.	43,916	1,282,347
Piedmont Office Realty Trust, Inc. Class A	655,900	13,078,646
Public Storage	20,989	4,473,176
Rayonier, Inc.	161,480	5,094,694
VEREIT, Inc.	1,689,600	13,178,880
Weyerhaeuser Co.	71,530	2,530,731
		126,686,571
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	103,147	4,472,454
Jones Lang LaSalle, Inc.	20,700	3,156,543
		7,628,997

TOTAL REAL ESTATE		134,315,568

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,004,400	72,920,072
Verizon Communications, Inc.	3,162,235	160,926,139
		233,846,211
UTILITIES - 3.0%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	318,983	24,762,650
Duke Energy Corp.	306,518	27,335,275
Edison International	209,331	17,012,330
Entergy Corp.	496,100	42,902,728
Eversource Energy	205,197	13,307,025
Exelon Corp.	1,021,300	42,598,423
FirstEnergy Corp.	924,700	31,569,258
NextEra Energy, Inc.	45,770	7,233,491
OGE Energy Corp.	90,500	3,236,280
Pinnacle West Capital Corp.	50,700	4,654,767
Westar Energy, Inc.	61,500	3,518,415
Xcel Energy, Inc.	356,173	18,382,089
		236,512,731
Gas Utilities - 0.2%
National Fuel Gas Co.	290,900	17,104,920
UGI Corp.	10,590	519,016
		17,623,936
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	935,500	9,897,590
Multi-Utilities - 0.7%
Ameren Corp.	110,400	7,061,184
DTE Energy Co.	81,500	9,418,955
Public Service Enterprise Group, Inc.	1,265,700	67,158,042
Sempra Energy	16,163	1,955,561
		85,593,742

TOTAL UTILITIES		349,627,999

TOTAL COMMON STOCKS
(Cost $6,793,740,827)		10,246,557,832

Equity Funds - 10.5%
Large Blend Funds - 1.5%
Fidelity SAI U.S. Minimum Volatility Index Fund (c)	13,379,941	173,939,233
Large Value Funds - 4.9%
Invesco Diversified Dividend Fund - Class A	27,452,114	565,788,066
Mid-Cap Value Funds - 2.5%
Fidelity Low-Priced Stock Fund (c)	5,293,415	287,326,544
Sector Funds - 1.6%
Fidelity Energy Portfolio (c)	4,436,677	187,893,270
TOTAL EQUITY FUNDS
(Cost $796,164,107)		1,214,947,113
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.09% 12/14/17 to 1/18/18 (d)
(Cost $1,995,352)	$1,997,000	1,995,346
	Shares	Value

Money Market Funds - 2.3%
Fidelity Securities Lending Cash Central Fund 1.13% (e)(f)	138,654,477	138,668,343
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (g)	126,901,871	126,901,871
TOTAL MONEY MARKET FUNDS
(Cost $265,570,214)		265,570,214
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $7,857,470,500)		11,729,070,505
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(125,717,613)
NET ASSETS - 100%		$11,603,352,892

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	638	Dec. 2017	$38,528,820	$2,018,026	$2,018,026

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,320,101.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$346,690
Total	$346,690

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Energy Portfolio	$175,381,841	$--	$--	$--	$--	$12,511,429	$187,893,270
Fidelity Low-Priced Stock Fund	259,751,017	20,057,406	--	2,059,182	--	7,518,121	287,326,544
Fidelity SAI U.S. Minimum Volatility Index Fund	160,693,092	--	--	--	--	13,246,141	173,939,233
Total	$595,825,950	$20,057,406	$--	$2,059,182	$--	$33,275,691	$649,159,047

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,042,876,077	$1,042,876,077	$--	$--
Consumer Staples	583,812,336	583,812,336	--	--
Energy	635,131,331	635,131,331	--	--
Financials	2,997,546,547	2,997,546,547	--	--
Health Care	1,502,134,012	1,502,134,012	--	--
Industrials	831,428,325	831,428,325	--	--
Information Technology	1,514,559,335	1,514,559,335	--	--
Materials	421,280,091	421,280,091	--	--
Real Estate	134,315,568	134,315,568	--	--
Telecommunication Services	233,846,211	233,846,211	--	--
Utilities	349,627,999	349,627,999	--	--
Equity Funds	1,214,947,113	1,214,947,113	--	--
Other Short-Term Investments	1,995,346	--	1,995,346	--
Money Market Funds	265,570,214	265,570,214	--	--
Total Investments in Securities:	$11,729,070,505	$11,727,075,159	$1,995,346	$--
Derivative Instruments:
Assets
Futures Contracts	$2,018,026	$2,018,026	$--	$--
Total Assets	$2,018,026	$2,018,026	$--	$--
Total Derivative Instruments:	$2,018,026	$2,018,026	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,018,026	$0
Total Equity Risk	2,018,026	0
Total Value of Derivatives	$2,018,026	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $135,531,592) — See accompanying schedule: Unaffiliated issuers (cost $7,238,695,860)	$10,941,243,115
Fidelity Central Funds (cost $138,668,343)	138,668,343
Affiliated issuers (cost $480,106,297)	649,159,047
Total Investment in Securities (cost $7,857,470,500)		$11,729,070,505
Receivable for investments sold		145,721,079
Receivable for fund shares sold		3,660,057
Dividends receivable		26,677,556
Interest receivable		108,056
Distributions receivable from Fidelity Central Funds		78,473
Receivable for daily variation margin on futures contracts		263,477
Prepaid expenses		22,236
Other receivables		226,511
Total assets		11,905,827,950
Liabilities
Payable for investments purchased	$154,000,332
Payable for fund shares redeemed	6,284,811
Accrued management fee	1,805,050
Other affiliated payables	1,444,347
Other payables and accrued expenses	268,615
Collateral on securities loaned	138,671,903
Total liabilities		302,475,058
Net Assets		$11,603,352,892
Net Assets consist of:
Paid in capital		$7,367,608,086
Undistributed net investment income		100,243,288
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		261,883,487
Net unrealized appreciation (depreciation) on investments		3,873,618,031
Net Assets, for 559,491,155 shares outstanding		$11,603,352,892
Net Asset Value, offering price and redemption price per share ($11,603,352,892 ÷ 559,491,155 shares)		$20.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$117,309,785
Affiliated issuers		2,059,182
Interest		945,774
Income from Fidelity Central Funds		346,690
Total income		120,661,431
Expenses
Management fee	$24,829,316
Transfer agent fees	7,878,214
Accounting and security lending fees	676,339
Custodian fees and expenses	63,643
Independent trustees' fees and expenses	72,008
Registration fees	59,954
Audit	33,817
Legal	28,434
Miscellaneous	57,850
Total expenses before reductions	33,699,575
Expense reductions	(13,896,266)	19,803,309
Net investment income (loss)		100,858,122
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	260,554,883
Fidelity Central Funds	(3,129)
Foreign currency transactions	(17)
Futures contracts	682,856
Realized gain distributions from underlying funds:
Affiliated issuers	17,998,225
Total net realized gain (loss)		279,232,818
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	927,832,173
Affiliated issuers	33,275,691
Futures contracts	2,815,336
Total change in net unrealized appreciation (depreciation)		963,923,200
Net gain (loss)		1,243,156,018
Net increase (decrease) in net assets resulting from operations		$1,344,014,140

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,858,122	$213,164,362
Net realized gain (loss)	279,232,818	625,169,346
Change in net unrealized appreciation (depreciation)	963,923,200	714,973,100
Net increase (decrease) in net assets resulting from operations	1,344,014,140	1,553,306,808
Distributions to shareholders from net investment income	(90,851,366)	(197,242,245)
Distributions to shareholders from net realized gain	(402,421,392)	(426,212,584)
Total distributions	(493,272,758)	(623,454,829)
Share transactions
Proceeds from sales of shares	528,264,895	951,857,789
Reinvestment of distributions	491,569,314	621,702,046
Cost of shares redeemed	(1,020,718,530)	(2,810,534,542)
Net increase (decrease) in net assets resulting from share transactions	(884,321)	(1,236,974,707)
Total increase (decrease) in net assets	849,857,061	(307,122,728)
Net Assets
Beginning of period	10,753,495,831	11,060,618,559
End of period	$11,603,352,892	$10,753,495,831
Other Information
Undistributed net investment income end of period	$100,243,288	$90,236,532
Shares
Sold	27,064,294	51,329,536
Issued in reinvestment of distributions	26,077,947	34,489,325
Redeemed	(52,011,134)	(153,829,784)
Net increase (decrease)	1,131,107	(68,010,923)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Value Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$19.26	$17.66	$19.26	$19.14	$16.92	$13.54
Income from Investment Operations
Net investment income (loss)A	.18	.37	.34	.31	.26	.29
Net realized and unrealized gain (loss)	2.19	2.29	(.73)	1.59	3.02	3.73
Total from investment operations	2.37	2.66	(.39)	1.90	3.28	4.02
Distributions from net investment income	(.16)	(.34)	(.31)	(.27)	(.25)	(.26)
Distributions from net realized gain	(.72)	(.72)	(.90)	(1.51)	(.81)	(.38)
Total distributions	(.89)B	(1.06)	(1.21)	(1.78)	(1.06)	(.64)
Net asset value, end of period	$20.74	$19.26	$17.66	$19.26	$19.14	$16.92
Total ReturnC,D	12.74%	15.56%	(1.97)%	10.23%	20.07%	30.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G	.60%	.58%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.36%G	.35%	.33%	.31%	.31%	.33%
Expenses net of all reductions	.36%G	.35%	.33%	.31%	.31%	.33%
Net investment income (loss)	1.81%G	1.99%	1.94%	1.63%	1.45%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$11,603,353	$10,753,496	$11,060,619	$13,270,015	$12,849,529	$9,527,041
Portfolio turnover rateH	20%G	32%	39%	31%	42%	48%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.89 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.722 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Value Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,979,689,902
Gross unrealized depreciation	(119,325,835)
Net unrealized appreciation (depreciation)	$3,860,364,067
Tax cost	$7,870,724,464

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,109,766,320 and $1,374,569,881, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund redeemed 19,227,898 shares of JPMorgan Value Advantage L in exchange for cash and investments with a value of $644,711,422. The Fund had a net realized gain of $184,795,386 on the Fund's redemptions of JPMorgan Value Advantage L shares. The Fund recognized gains on the exchanges for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .70% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management and Boston Partners Global Investors, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $66 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,503 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $346,690.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $13,896,266.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 19% of the total outstanding shares of Fidelity SAI U.S. Minimum Volatility Index Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Actual	.36%	$1,000.00	$1,127.40	$1.92
Hypothetical-C		$1,000.00	$1,023.26	$1.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC, Boston Partners Global Investors, Inc. (formerly Robeco Investment Management, Inc.), Brandywine Global Investment Management, LLC, FIAM LLC, and LSV Asset Management (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and itsaffiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Fund

2016 Total Return % vs. Morningstar Large Value and Russell 1000 Value:

75% beaten
Fund
Benchmark
25% beaten
18
17
16
15
14
13
12
11
17.3
17.1
15.8
12.4
1 Year
30
28
26
24
22
20
18
28.0
26.7
25.7
18.8
3 Year
100
95
90
85
80
75
99.4
97.0
93.6
76.1
5 Year
% Beaten
66%
82%
85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the three- and five-year periods and in the second quartile for the one-year period ended December 31, 2016. The Board also noted that the fund had out-performed 66%, 82%, and 85% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2020 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.70%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered thatthe fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2020.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

On September 6, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement with LSV Asset Management (LSV) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to LSV, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered the sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding the sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting and throughout the year. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to LSV under the Amended Sub-Advisory Agreement, on behalf of the fund. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive under the Amended Sub-Advisory Agreement and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement, like the current sub-advisory agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV as assets allocated to the sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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www.fidelity.com

SUF-SANN-0118
1.912899.107

Strategic Advisers® Core Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan U.S. Large Cap Core Plus Fund Select Class(a)	7.9	8.7
Fidelity SAI U.S. Quality Index Fund	6.5	7.1
Apple, Inc.	2.6	2.5
Microsoft Corp.	2.5	2.1
Alphabet, Inc. Class C	1.9	2.0
Citigroup, Inc.(b)	1.7	1.3
JPMorgan Chase & Co.(b)	1.5	1.3
Bank of America Corp.(b)	1.4	1.2
Facebook, Inc. Class A	1.4	1.3
PIMCO StocksPLUS Absolute Return Fund Institutional Class	1.3	1.2
	28.7

 (a) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (b) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of November 30, 2017

(Stock only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	18.7
Financials	13.4	12.0
Health Care	10.1	10.7
Consumer Discretionary	9.9	10.4
Industrials	8.1	8.8

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	80.2%
Large Blend Funds	9.9%
Large Growth Funds	7.7%
Sector Funds	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

As of May 31, 2017
Common Stocks	79.7%
Large Blend Funds	11.0%
Large Growth Funds	7.3%
Sector Funds	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.2%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.3%
BorgWarner, Inc.	126,700	$7,054,656
Cooper Tire & Rubber Co.	55,800	2,050,650
Delphi Automotive PLC	340,893	35,681,270
Gentex Corp.	34,800	712,704
Lear Corp.	54,300	9,822,327
Magna International, Inc. Class A (sub. vtg.)	96,400	5,407,486
The Goodyear Tire & Rubber Co.	244,300	7,907,991
		68,637,084
Automobiles - 0.4%
Ford Motor Co.	2,513,741	31,472,037
General Motors Co.	513,000	22,105,170
Harley-Davidson, Inc. (a)	84,900	4,261,980
Tesla, Inc. (a)(b)	85,900	26,530,215
Thor Industries, Inc.	8,955	1,375,040
		85,744,442
Diversified Consumer Services - 0.0%
H&R Block, Inc.	25,100	657,118
New Oriental Education & Technology Group, Inc. sponsored ADR	33,150	2,813,109
		3,470,227
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	106,100	4,519,860
Brinker International, Inc. (a)	61,900	2,273,587
Carnival Corp.	400,030	26,257,969
Domino's Pizza, Inc.	1,285	239,216
Hilton Worldwide Holdings, Inc.	245,222	19,019,418
Hyatt Hotels Corp. Class A (b)	4,700	340,092
Marriott International, Inc. Class A	252,520	32,070,040
McDonald's Corp.	977,104	168,032,575
MGM Mirage, Inc.	980,154	33,442,854
Norwegian Cruise Line Holdings Ltd. (b)	358,575	19,420,422
Restaurant Brands International, Inc.	316,030	19,628,325
Royal Caribbean Cruises Ltd.	72,400	8,968,912
Starbucks Corp.	973,751	56,302,283
Wyndham Worldwide Corp.	76,300	8,575,357
Yum! Brands, Inc.	335,700	28,020,879
		427,111,789
Household Durables - 0.5%
CalAtlantic Group, Inc.	43,000	2,409,720
D.R. Horton, Inc.	10,900	555,900
Garmin Ltd.	23,000	1,427,840
Leggett & Platt, Inc.	15,200	733,248
Lennar Corp.:
Class A	733,451	46,046,054
Class B	3,570	183,212
Mohawk Industries, Inc. (b)	92,600	26,169,686
Newell Brands, Inc.	464,600	14,388,662
NVR, Inc. (b)	450	1,563,750
PulteGroup, Inc.	38,200	1,303,766
Toll Brothers, Inc.	229,841	11,567,898
Whirlpool Corp.	83,490	14,073,909
		120,423,645
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (b)	232,010	273,017,768
Expedia, Inc.	88,148	10,798,130
JD.com, Inc. sponsored ADR (b)	7,400	277,130
Netflix, Inc. (b)	155,600	29,187,448
Priceline Group, Inc. (b)	56,320	97,980,467
		411,260,943
Leisure Products - 0.0%
Brunswick Corp.	10,800	597,780
Hasbro, Inc.	14,300	1,330,186
		1,927,966
Media - 2.6%
CBS Corp. Class B	585,004	32,795,324
Charter Communications, Inc. Class A (b)	144,830	47,244,994
China Literature Ltd. (b)(c)	495	5,704
Comcast Corp. Class A	6,536,157	245,367,334
DISH Network Corp. Class A (b)	290,398	14,708,659
Gannett Co., Inc.	32,450	371,877
News Corp. Class A	46,000	743,360
Tegna, Inc.	64,900	861,872
The Madison Square Garden Co. (b)	2,300	498,295
The Walt Disney Co.	1,241,773	130,162,646
Time Warner, Inc.	676,529	61,909,169
Twenty-First Century Fox, Inc. Class A	3,271,563	104,493,722
Viacom, Inc. Class B (non-vtg.)	150,500	4,262,160
		643,425,116
Multiline Retail - 0.3%
Big Lots, Inc. (a)	13,500	797,850
Dillard's, Inc. Class A (a)	19,700	1,183,970
Dollar General Corp.	182,886	16,108,599
Dollar Tree, Inc. (b)	187,487	19,266,164
Kohl's Corp.	111,900	5,367,843
Macy's, Inc.	107,700	2,563,260
Target Corp.	523,856	31,378,974
		76,666,660
Specialty Retail - 2.0%
American Eagle Outfitters, Inc.	164,700	2,648,376
AutoNation, Inc. (a)(b)	8,100	448,497
AutoZone, Inc. (b)	28,225	19,383,801
Best Buy Co., Inc.	124,600	7,427,406
CarMax, Inc. (b)	22,400	1,543,584
Cars.com, Inc. (a)	9,933	240,776
Gap, Inc.	142,400	4,600,944
Home Depot, Inc.	1,072,589	192,872,954
L Brands, Inc.	92,130	5,165,729
Lowe's Companies, Inc. (d)	952,710	79,427,433
O'Reilly Automotive, Inc. (b)	242,683	57,324,151
Office Depot, Inc.	40,900	133,743
Penske Automotive Group, Inc.	77,600	3,752,736
Ross Stores, Inc.	494,753	37,616,071
TJX Companies, Inc.	811,577	61,314,642
Ulta Beauty, Inc.	47,300	10,486,883
Williams-Sonoma, Inc. (a)	10,400	532,064
		484,919,790
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.	5,500	595,760
Hanesbrands, Inc. (a)	42,000	877,380
lululemon athletica, Inc. (b)	134,189	8,985,295
Michael Kors Holdings Ltd. (b)	13,100	765,564
NIKE, Inc. Class B	1,157,071	69,910,230
PVH Corp.	12,415	1,670,438
Ralph Lauren Corp.	6,400	608,960
Tapestry, Inc.	326,500	13,611,785
		97,025,412

TOTAL CONSUMER DISCRETIONARY		2,420,613,074

CONSUMER STAPLES - 5.6%
Beverages - 1.7%
Coca-Cola European Partners PLC	467,857	18,241,744
Constellation Brands, Inc. Class A (sub. vtg.)	345,994	75,284,834
Dr. Pepper Snapple Group, Inc.	381,200	34,380,428
Molson Coors Brewing Co. Class B	471,672	36,837,583
Monster Beverage Corp. (b)	362,300	22,705,341
PepsiCo, Inc.	1,654,284	192,757,172
The Coca-Cola Co.	710,936	32,539,541
		412,746,643
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	141,200	26,041,516
CVS Health Corp.	524,747	40,195,620
Kroger Co.	790,650	20,446,209
Wal-Mart Stores, Inc.	1,018,809	99,058,799
Walgreens Boots Alliance, Inc.	309,010	22,483,568
		208,225,712
Food Products - 1.3%
Archer Daniels Midland Co.	124,400	4,961,072
Bunge Ltd.	147,900	9,895,989
Campbell Soup Co.	78,000	3,845,400
Fresh Del Monte Produce, Inc.	57,000	2,775,900
General Mills, Inc.	303,172	17,147,408
Hormel Foods Corp. (a)	137,400	5,008,230
Ingredion, Inc.	54,450	7,540,236
McCormick & Co., Inc. (non-vtg.)	93,000	9,502,740
Mondelez International, Inc.	2,340,730	100,510,946
Pilgrim's Pride Corp. (a)(b)	210,100	7,704,367
Pinnacle Foods, Inc.	4,145	241,363
Post Holdings, Inc. (b)	134,900	10,717,805
Sanderson Farms, Inc. (a)	34,000	5,769,460
The Hershey Co.	147,220	16,331,115
The Kraft Heinz Co.	1,135,945	92,431,845
Tyson Foods, Inc. Class A	446,870	36,755,058
		331,138,934
Household Products - 0.6%
Church & Dwight Co., Inc.	160,200	7,543,818
Clorox Co.	154,318	21,494,954
Colgate-Palmolive Co.	701,149	50,798,245
Kimberly-Clark Corp.	129,800	15,544,848
Procter & Gamble Co.	462,821	41,649,262
Reckitt Benckiser Group PLC	23,700	2,080,326
		139,111,453
Personal Products - 0.4%
Coty, Inc. Class A (a)	1,645,444	28,351,000
Estee Lauder Companies, Inc. Class A	431,660	53,884,118
Herbalife Ltd. (b)	197,200	13,831,608
Unilever NV (NY Reg.)	110,300	6,368,722
		102,435,448
Tobacco - 0.8%
Altria Group, Inc.	1,243,777	84,365,394
British American Tobacco PLC sponsored ADR	330,371	21,021,507
Philip Morris International, Inc.	855,041	87,855,463
		193,242,364

TOTAL CONSUMER STAPLES		1,386,900,554

ENERGY - 5.3%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	454,500	13,512,285
C&J Energy Services, Inc.	8,100	253,206
Dril-Quip, Inc. (b)	17,800	853,510
Frank's International NV	64,055	399,063
Halliburton Co.	169,900	7,098,422
Nabors Industries Ltd.	147,900	893,316
National Oilwell Varco, Inc.	78,400	2,630,320
NCS Multistage Holdings, Inc.	64,200	1,078,560
Newpark Resources, Inc. (b)	117,000	1,035,450
Oceaneering International, Inc.	25,500	498,270
Odfjell Drilling A/S (b)	95,800	413,395
RigNet, Inc. (b)	40,400	650,440
Rowan Companies PLC (b)	156,000	2,257,320
Schlumberger Ltd.	828,740	52,086,309
Shelf Drilling Ltd. (c)(e)	128,800	998,576
Tesco Corp. (b)	16,400	66,420
TETRA Technologies, Inc. (b)	74,500	299,490
Total Energy Services, Inc.	6,200	73,526
Trinidad Drilling Ltd. (b)	162,800	196,852
Xtreme Drilling & Coil Services Corp. (b)	171,600	292,617
		85,587,347
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	553,494	26,617,526
Andeavor	160,000	16,875,200
Apache Corp.	672,900	28,147,407
BP PLC sponsored ADR	311,400	12,477,798
Cabot Oil & Gas Corp.	119,700	3,465,315
Callon Petroleum Co. (b)	162,800	1,797,312
Centennial Resource Development, Inc. Class A (b)	63,500	1,288,415
Cheniere Energy Partners LP Holdings LLC	28,300	788,438
Cheniere Energy, Inc. (b)	27,700	1,338,464
Chevron Corp.	2,119,404	252,187,882
Cimarex Energy Co.	30,800	3,576,188
Concho Resources, Inc. (b)	216,484	30,277,452
ConocoPhillips Co.	1,133,400	57,667,392
Continental Resources, Inc. (b)	153,500	7,265,155
Delek U.S. Holdings, Inc.	94,429	3,136,931
Devon Energy Corp.	109,900	4,234,447
Diamondback Energy, Inc. (b)	309,367	33,816,907
Enbridge, Inc.	68,717	2,591,235
Encana Corp.	380,200	4,499,984
Energen Corp. (b)	11,200	632,352
Enterprise Products Partners LP	58,000	1,428,540
EOG Resources, Inc.	1,679,519	171,848,384
EQT Corp.	217,203	12,945,299
Extraction Oil & Gas, Inc. (b)	68,919	1,037,920
Exxon Mobil Corp.	1,472,908	122,678,507
GasLog Partners LP	17,900	395,590
Gener8 Maritime, Inc. (b)	152,000	691,600
Golar LNG Ltd.	26,700	659,757
Hess Corp.	350,000	16,058,000
HollyFrontier Corp.	20,900	929,632
Imperial Oil Ltd.	364,000	11,229,082
Jagged Peak Energy, Inc. (a)	10,900	165,462
Kinder Morgan, Inc.	1,011,100	17,421,253
Lilis Energy, Inc. (b)	81,900	405,405
Magellan Midstream Partners LP	191,236	12,812,812
Marathon Oil Corp.	53,100	788,004
Marathon Petroleum Corp.	428,500	26,836,955
Matador Resources Co. (b)	42,200	1,206,920
Murphy Oil Corp.	13,300	371,735
Newfield Exploration Co. (b)	50,400	1,558,872
Noble Midstream Partners LP	33,500	1,656,575
Occidental Petroleum Corp.	1,130,855	79,725,278
Parsley Energy, Inc. Class A (b)	136,000	3,652,960
PBF Energy, Inc. Class A (a)	106,400	3,444,168
PDC Energy, Inc. (b)	22,300	1,024,685
Phillips 66 Co.	193,491	18,876,982
Pilipinas Shell Petroleum Corp.	497,400	571,706
Pioneer Natural Resources Co.	237,044	36,988,346
Plains GP Holdings LP Class A	116,300	2,394,617
PrairieSky Royalty Ltd.	14,300	374,195
Reliance Industries Ltd.	70,764	1,011,204
Resolute Energy Corp. (a)(b)	8,100	242,352
Ring Energy, Inc. (b)	37,100	526,078
RSP Permian, Inc. (b)	104,900	3,852,977
Suncor Energy, Inc.	1,593,527	55,272,901
Teekay LNG Partners LP	10,900	196,745
The Williams Companies, Inc.	1,209,954	35,149,164
Total SA sponsored ADR	345,400	19,532,370
TransCanada Corp.	286,350	13,734,324
Valero Energy Corp.	341,140	29,208,407
Viper Energy Partners LP	74,300	1,558,814
WPX Energy, Inc.(b)	102,600	1,299,942
		1,204,446,319

TOTAL ENERGY		1,290,033,666

FINANCIALS - 13.4%
Banks - 7.2%
Bank of America Corp. (d)	12,142,983	342,067,831
Barclays PLC	828,595	2,162,048
BB&T Corp.	173,600	8,579,312
BOK Financial Corp.	7,900	703,100
CIT Group, Inc.	108,800	5,422,592
Citigroup, Inc. (d)	5,376,553	405,929,752
Citizens Financial Group, Inc.	550,200	22,393,140
Comerica, Inc.	19,000	1,582,890
Commerce Bancshares, Inc.	11,638	658,944
Cullen/Frost Bankers, Inc.	7,300	718,393
East West Bancorp, Inc.	16,900	1,040,026
Fifth Third Bancorp	1,272,600	38,827,026
First Republic Bank	222,902	21,296,057
Huntington Bancshares, Inc.	1,739,100	25,043,040
Investors Bancorp, Inc.	36,000	513,720
JPMorgan Chase & Co. (d)	3,634,534	379,881,494
KeyCorp	1,215,400	23,068,292
M&T Bank Corp.	18,600	3,142,470
PNC Financial Services Group, Inc.	424,274	59,635,953
Prosperity Bancshares, Inc.	8,400	588,336
Regions Financial Corp.	840,800	13,948,872
SunTrust Banks, Inc.	462,720	28,517,434
SVB Financial Group (b)	80,811	18,395,816
Synovus Financial Corp.	64,300	3,191,209
U.S. Bancorp	2,558,156	141,082,303
Wells Fargo & Co.	3,710,605	209,537,864
Western Alliance Bancorp. (b)	9,100	529,438
Zions Bancorporation	27,770	1,376,004
		1,759,833,356
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	15,600	3,099,252
Ameriprise Financial, Inc.	145,500	23,749,965
Bank of New York Mellon Corp.	808,017	44,230,851
BlackRock, Inc. Class A	30,700	15,386,533
Brighthouse Financial, Inc.	53,658	3,154,554
CBOE Holdings, Inc.	134,894	16,649,966
Charles Schwab Corp. (d)	1,353,014	66,013,553
CME Group, Inc.	73,467	10,986,255
Credit Suisse Group AG	111,402	1,890,456
E*TRADE Financial Corp. (b)	323,000	15,549,220
Franklin Resources, Inc.	187,400	8,123,790
Goldman Sachs Group, Inc.	148,400	36,749,776
IntercontinentalExchange, Inc.	900,741	64,357,944
Invesco Ltd.	49,200	1,779,564
KKR & Co. LP	1,909,512	38,037,479
Lazard Ltd. Class A	14,900	733,825
Legg Mason, Inc.	165,200	6,601,392
Morgan Stanley (d)	2,110,917	108,944,426
Northern Trust Corp.	113,800	11,127,364
Raymond James Financial, Inc.	15,600	1,377,480
S&P Global, Inc.	92,905	15,373,919
State Street Corp.	784,717	74,822,766
T. Rowe Price Group, Inc.	29,200	3,005,264
TD Ameritrade Holding Corp.	396,400	20,283,788
The NASDAQ OMX Group, Inc.	16,700	1,321,972
		593,351,354
Consumer Finance - 0.7%
Ally Financial, Inc.	497,900	13,373,594
American Express Co.	265,390	25,931,257
Capital One Financial Corp.	957,388	88,079,696
Credit Acceptance Corp. (a)(b)	1,600	484,640
Discover Financial Services	268,434	18,951,440
Navient Corp.	140,200	1,767,922
Nelnet, Inc. Class A	32,500	1,741,025
OneMain Holdings, Inc. (b)	179,700	4,638,057
Santander Consumer U.S.A. Holdings, Inc.	42,100	725,804
SLM Corp. (b)	41,300	477,841
Synchrony Financial	663,555	23,814,989
		179,986,265
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (b)	879,408	169,734,538
GDS Holdings Ltd. ADR (a)	97,600	1,995,920
Leucadia National Corp.	43,600	1,147,116
On Deck Capital, Inc. (b)	73,100	386,699
Voya Financial, Inc.	540,603	23,894,653
		197,158,926
Insurance - 2.3%
AFLAC, Inc.	122,500	10,735,900
Alleghany Corp. (b)	1,900	1,111,120
Allstate Corp.	140,400	14,413,464
American Financial Group, Inc.	56,400	5,925,384
American International Group, Inc.	1,208,848	72,482,526
Arthur J. Gallagher & Co.	23,630	1,555,563
Assurant, Inc.	51,100	5,154,457
Assured Guaranty Ltd.	15,000	544,650
Athene Holding Ltd.	434,795	20,900,596
Axis Capital Holdings Ltd.	39,300	2,058,927
Chubb Ltd.	414,161	62,998,030
Cincinnati Financial Corp.	18,900	1,412,397
CNA Financial Corp.	98,100	5,334,678
Everest Re Group Ltd.	34,400	7,554,240
FNF Group	179,356	7,256,744
Genworth Financial, Inc. Class A (b)	116,700	395,613
Hartford Financial Services Group, Inc.	337,200	19,368,768
Lincoln National Corp.	167,900	12,852,745
Loews Corp.	192,290	9,668,341
Markel Corp. (b)	1,700	1,881,730
Marsh & McLennan Companies, Inc.	459,765	38,588,076
MetLife, Inc.	1,508,142	80,957,063
Old Republic International Corp.	31,900	668,943
Principal Financial Group, Inc.	34,900	2,470,571
Progressive Corp.	1,004,666	53,428,138
Prudential Financial, Inc.	126,500	14,653,760
Reinsurance Group of America, Inc.	45,500	7,373,275
RenaissanceRe Holdings Ltd.	4,900	649,985
The Travelers Companies, Inc.	279,200	37,851,144
Torchmark Corp.	36,000	3,198,600
Unum Group	178,275	10,093,931
W.R. Berkley Corp.	14,700	1,016,064
Willis Group Holdings PLC	164,271	26,414,777
XL Group Ltd.	468,690	18,194,546
		559,164,746
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	446,500	5,210,655
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	198,900	4,075,461

TOTAL FINANCIALS		3,298,780,763

HEALTH CARE - 10.1%
Biotechnology - 2.4%
AbbVie, Inc.	983,640	95,334,389
Abeona Therapeutics, Inc. (a)(b)	60,000	1,038,000
Ablynx NV (b)	115,000	2,666,398
Ablynx NV sponsored ADR	65,000	1,497,600
AC Immune SA (a)(b)	60,000	705,000
Acceleron Pharma, Inc. (b)	30,000	1,094,700
Alexion Pharmaceuticals, Inc. (b)	379,520	41,675,091
Alnylam Pharmaceuticals, Inc. (b)	26,000	3,498,040
Amgen, Inc.	520,388	91,411,356
AnaptysBio, Inc.	36,000	3,025,800
Ascendis Pharma A/S sponsored ADR (b)	50,000	1,855,000
Audentes Therapeutics, Inc. (b)	30,000	865,800
BeiGene Ltd. ADR (b)	38,000	3,040,000
Biogen, Inc. (b)	278,206	89,629,627
BioMarin Pharmaceutical, Inc. (b)	182,272	15,638,938
bluebird bio, Inc. (b)	17,000	2,937,600
Blueprint Medicines Corp. (b)	33,000	2,476,980
Celgene Corp. (b)	502,549	50,672,016
Cellectis SA sponsored ADR (b)	32,800	817,704
CytomX Therapeutics, Inc. (b)	40,100	830,070
Gilead Sciences, Inc.	432,350	32,331,133
Heron Therapeutics, Inc. (b)	30,000	528,000
Incyte Corp. (b)	150,549	14,902,846
Insmed, Inc. (b)	150,000	4,678,500
Intercept Pharmaceuticals, Inc. (b)	65,400	4,016,214
Loxo Oncology, Inc. (b)	22,000	1,688,500
Momenta Pharmaceuticals, Inc. (b)	114,000	1,573,200
Neurocrine Biosciences, Inc. (b)	60,000	4,313,400
Protagonist Therapeutics, Inc. (b)	40,000	780,000
Prothena Corp. PLC (b)	23,000	1,069,270
Regeneron Pharmaceuticals, Inc. (b)	17,000	6,151,620
Sarepta Therapeutics, Inc. (a)(b)	28,000	1,558,760
Shire PLC sponsored ADR	158,101	23,517,524
Spark Therapeutics, Inc. (b)	33,000	2,416,590
TESARO, Inc. (b)	36,000	3,045,600
uniQure B.V. (b)	60,000	908,400
Vertex Pharmaceuticals, Inc. (b)	460,534	66,450,451
Xencor, Inc. (b)	60,000	1,302,600
Zai Lab Ltd. ADR	50,000	1,305,500
		583,248,217
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	391,065	22,044,334
Atricure, Inc. (b)	84,500	1,563,250
Becton, Dickinson & Co.	355,488	81,125,916
Boston Scientific Corp. (b)	2,295,438	60,324,111
Danaher Corp.	499,682	47,149,994
Dentsply Sirona, Inc.	135,900	9,106,659
DexCom, Inc. (b)	50,000	2,921,500
Edwards Lifesciences Corp. (b)	3,585	420,162
Fisher & Paykel Healthcare Corp.	120,000	1,074,462
Genmark Diagnostics, Inc. (b)	330,000	1,468,500
Hologic, Inc. (b)	106,700	4,451,524
Insulet Corp. (b)	48,000	3,443,040
Integra LifeSciences Holdings Corp. (b)	66,000	3,208,920
Intuitive Surgical, Inc. (b)	157,300	62,885,394
Medtronic PLC	518,356	42,572,578
Penumbra, Inc. (b)	29,000	3,053,700
Stryker Corp.	259,430	40,471,080
The Cooper Companies, Inc.	6,760	1,630,377
Wright Medical Group NV (b)	150,000	3,646,500
Zimmer Biomet Holdings, Inc.	93,467	10,944,986
		403,506,987
Health Care Providers & Services - 2.5%
Aetna, Inc.	303,755	54,730,576
AmerisourceBergen Corp.	98,285	8,336,534
Anthem, Inc.	220,900	51,902,664
Cardinal Health, Inc.	153,400	9,079,746
Centene Corp. (b)	191,755	19,576,268
Cigna Corp.	408,906	86,577,667
DaVita HealthCare Partners, Inc. (b)	71,800	4,384,108
EBOS Group Ltd.	145,199	1,731,799
Envision Healthcare Corp.	324,300	10,354,899
Express Scripts Holding Co. (b)	287,771	18,756,914
G1 Therapeutics, Inc.	28,000	575,400
HCA Holdings, Inc. (b)	291,700	24,794,500
Henry Schein, Inc. (b)	34,400	2,457,880
Humana, Inc.	214,110	55,852,735
Laboratory Corp. of America Holdings (b)	14,900	2,358,223
LifePoint Hospitals, Inc. (b)	42,500	2,031,500
McKesson Corp.	167,874	24,801,705
Premier, Inc. (b)	50,000	1,451,000
Quest Diagnostics, Inc.	40,300	3,967,938
Teladoc, Inc. (a)(b)	140,000	5,194,000
United Drug PLC (United Kingdom)	140,000	1,590,422
UnitedHealth Group, Inc.	965,313	220,255,467
Universal Health Services, Inc. Class B	65,600	7,107,760
		617,869,705
Health Care Technology - 0.1%
athenahealth, Inc. (b)	36,200	4,810,618
Castlight Health, Inc. Class B (b)	650,000	2,535,000
Cerner Corp. (b)	216,570	15,309,333
		22,654,951
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	652,496	45,178,823
Thermo Fisher Scientific, Inc.	146,514	28,242,039
		73,420,862
Pharmaceuticals - 3.2%
Allergan PLC	416,284	72,362,648
Astellas Pharma, Inc.	64,200	816,135
AstraZeneca PLC:
(United Kingdom)	90,000	5,808,453
sponsored ADR	171,700	5,643,779
Avexis, Inc. (b)	8,000	758,480
Bayer AG	21,800	2,782,622
Bristol-Myers Squibb Co.	716,499	45,275,572
Dechra Pharmaceuticals PLC	120,000	3,580,073
Eli Lilly & Co.	1,118,540	94,673,226
GlaxoSmithKline PLC sponsored ADR	806,500	28,275,890
Indivior PLC (b)	360,000	1,805,292
Jazz Pharmaceuticals PLC (b)	13,300	1,858,542
Johnson & Johnson	1,658,759	231,114,891
Mallinckrodt PLC (a)(b)	357,600	7,802,832
Merck & Co., Inc.	1,592,716	88,029,413
Mylan N.V. (b)	87,500	3,196,375
Nektar Therapeutics (b)	44,000	2,375,560
Novartis AG sponsored ADR	40,471	3,472,412
Perrigo Co. PLC	16,200	1,412,802
Pfizer, Inc.	2,600,055	94,277,994
Roche Holding AG (participation certificate)	20,000	5,054,302
Sanofi SA	105,142	9,591,013
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	413,803	6,132,560
The Medicines Company (b)	60,000	1,740,000
TherapeuticsMD, Inc. (a)(b)	190,000	1,197,000
Theravance Biopharma, Inc. (b)	80,000	2,276,000
Valeant Pharmaceuticals International, Inc. (Canada) (b)	137,460	2,302,455
Zoetis, Inc. Class A	715,137	51,697,254
		775,313,575

TOTAL HEALTH CARE		2,476,014,297

INDUSTRIALS - 8.1%
Aerospace & Defense - 2.3%
General Dynamics Corp.	154,049	31,912,791
Huntington Ingalls Industries, Inc.	5,600	1,353,352
L3 Technologies, Inc.	9,000	1,787,310
Lockheed Martin Corp.	161,423	51,513,308
Moog, Inc. Class A (b)	41,400	3,482,154
Northrop Grumman Corp.	714,155	219,531,247
Orbital ATK, Inc.	29,300	3,865,842
Rockwell Collins, Inc.	70,000	9,261,700
Spirit AeroSystems Holdings, Inc. Class A	100,300	8,450,275
Textron, Inc.	351,000	19,554,210
The Boeing Co.	459,273	127,126,766
Triumph Group, Inc.	61,300	1,894,170
United Technologies Corp.	691,884	84,029,312
		563,762,437
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (a)	92,187	7,988,004
FedEx Corp.	241,200	55,828,152
United Parcel Service, Inc. Class B	283,708	34,456,337
		98,272,493
Airlines - 0.6%
Alaska Air Group, Inc.	104,620	7,236,565
American Airlines Group, Inc.	559,510	28,249,660
Delta Air Lines, Inc.	1,406,430	74,428,276
JetBlue Airways Corp. (b)	36,900	792,243
Southwest Airlines Co.	72,800	4,416,776
United Continental Holdings, Inc. (b)	300,400	19,021,328
		134,144,848
Building Products - 0.4%
A.O. Smith Corp.	80,100	5,079,942
Allegion PLC	314,390	26,452,775
Fortune Brands Home & Security, Inc.	482,900	33,040,018
Johnson Controls International PLC	650,981	24,502,925
Masco Corp.	364,257	15,630,268
Owens Corning	20,500	1,811,175
USG Corp. (b)	17,100	649,971
		107,167,074
Commercial Services & Supplies - 0.2%
Deluxe Corp.	53,900	3,832,290
Herman Miller, Inc.	82,600	2,952,950
LSC Communications, Inc.	14,212	232,508
R.R. Donnelley & Sons Co.	37,900	355,881
Republic Services, Inc.	29,251	1,899,560
Stericycle, Inc. (b)	263,200	17,452,792
Waste Connection, Inc.:
(Canada)	7,130	490,863
(United States)	209,673	14,431,793
		41,648,637
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	14,600	958,198
Tutor Perini Corp. (b)	73,200	1,844,640
		2,802,838
Electrical Equipment - 0.4%
Acuity Brands, Inc.	40,700	6,976,794
Eaton Corp. PLC	296,587	23,068,537
Fortive Corp.	772,137	57,640,027
Hubbell, Inc. Class B	45,900	5,773,761
Rockwell Automation, Inc.	38,300	7,394,964
Sensata Technologies Holding BV (b)	105,400	5,264,730
		106,118,813
Industrial Conglomerates - 1.1%
Carlisle Companies, Inc.	7,100	816,287
General Electric Co.	4,333,162	79,253,533
Honeywell International, Inc.	1,036,772	161,694,961
Roper Technologies, Inc.	111,668	29,838,806
		271,603,587
Machinery - 1.4%
AGCO Corp.	42,100	2,979,838
Allison Transmission Holdings, Inc.	16,300	668,952
Caterpillar, Inc.	541,199	76,390,239
Cummins, Inc.	20,300	3,398,220
Deere & Co.	244,083	36,578,278
Flowserve Corp.	154,000	6,557,320
Illinois Tool Works, Inc.	128,400	21,731,700
Ingersoll-Rand PLC	755,905	66,232,396
Meritor, Inc. (b)	178,700	4,463,926
Minebea Mitsumi, Inc.	449,100	8,957,023
Oshkosh Corp.	2,855	257,064
PACCAR, Inc.	318,120	22,373,380
Parker Hannifin Corp.	1,110	208,114
Pentair PLC	166,300	11,833,908
ProPetro Holding Corp.	45,200	848,404
Snap-On, Inc.	7,000	1,186,010
Stanley Black & Decker, Inc.	334,861	56,802,471
Timken Co.	62,900	3,138,710
Trinity Industries, Inc.	137,900	4,916,135
Wabtec Corp. (a)	70,428	5,415,913
		334,938,001
Professional Services - 0.2%
Equifax, Inc.	80,713	9,210,968
Manpower, Inc.	59,800	7,708,220
Nielsen Holdings PLC	322,616	11,846,460
Robert Half International, Inc.	15,400	878,416
TransUnion Holding Co., Inc. (b)	102,524	5,692,132
		35,336,196
Road & Rail - 1.1%
AMERCO	2,400	889,608
Canadian National Railway Co.	105,140	8,207,301
Canadian Pacific Railway Ltd.	31,630	5,535,832
CSX Corp.	883,965	49,281,049
Norfolk Southern Corp.	986,000	136,689,180
Ryder System, Inc.	46,800	3,860,064
Union Pacific Corp.	554,880	70,192,320
		274,655,354
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	98,900	2,423,050
Fastenal Co.	91,710	4,804,687
United Rentals, Inc. (b)	11,825	1,885,851
		9,113,588

TOTAL INDUSTRIALS		1,979,563,866

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.0%
Arris International PLC (b)	11,450	343,157
Cisco Systems, Inc.	5,977,578	222,963,659
Harris Corp.	162,300	23,452,350
Juniper Networks, Inc.	164,500	4,566,520
Motorola Solutions, Inc.	93,340	8,784,227
		260,109,913
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	30,900	2,799,231
Arrow Electronics, Inc. (b)	53,500	4,319,055
CDW Corp.	19,200	1,344,192
Chroma ATE, Inc.	1,232,600	7,245,759
Cognex Corp.	17,750	2,459,618
Corning, Inc.	413,800	13,402,982
Dell Technologies, Inc. (b)	74,809	5,853,056
E Ink Holdings, Inc.	893,000	1,585,242
Flextronics International Ltd. (b)	244,200	4,412,694
Jabil, Inc.	155,400	4,483,290
Keysight Technologies, Inc. (b)	146,200	6,359,700
Largan Precision Co. Ltd.	31,800	5,443,863
SYNNEX Corp.	3,200	435,840
TE Connectivity Ltd.	221,400	20,909,016
Tech Data Corp. (b)	39,700	3,838,990
Topcon Corp.	146,100	3,268,214
Trimble, Inc. (b)	223,900	9,401,561
Vishay Intertechnology, Inc. (a)	143,700	3,147,030
		100,709,333
Internet Software & Services - 4.5%
58.com, Inc. ADR (b)	21,600	1,549,584
Akamai Technologies, Inc. (b)	75,500	4,211,390
Alibaba Group Holding Ltd. sponsored ADR (b)	52,800	9,349,824
Alphabet, Inc.:
Class A (b)	215,365	223,154,752
Class C (b)	448,474	458,075,828
Altaba, Inc.	423,888	29,697,593
Benefitfocus, Inc. (b)	90,000	2,439,000
eBay, Inc. (b)	794,728	27,553,220
Envestnet, Inc. (b)	100	4,915
Facebook, Inc. Class A (b)	1,875,724	332,340,778
GoDaddy, Inc. (b)	63,800	3,103,870
LogMeIn, Inc.	48,600	5,783,400
NetEase, Inc. ADR	15,900	5,226,489
New Relic, Inc. (b)	38,600	2,172,408
Shopify, Inc. Class A (b)	9,900	1,037,154
SMS Co., Ltd.	135,300	4,343,840
Tencent Holdings Ltd.	101,900	5,217,397
Velti PLC (b)(f)	147,198	206
Xunlei Ltd. sponsored ADR (b)	190,300	2,597,595
		1,117,859,243
IT Services - 2.3%
Accenture PLC Class A	451,927	66,889,715
Alliance Data Systems Corp.	4,800	1,148,496
Amdocs Ltd.	118,904	7,763,242
Booz Allen Hamilton Holding Corp. Class A	11,160	431,780
Cognizant Technology Solutions Corp. Class A	813,813	58,822,404
CSRA, Inc.	14,200	410,806
DXC Technology Co.	55,832	5,367,688
Fidelity National Information Services, Inc.	245,800	23,186,314
Fiserv, Inc. (b)	2,895	380,548
FleetCor Technologies, Inc. (b)	64,600	11,748,802
Global Payments, Inc.	1,755	176,483
IBM Corp.	316,814	48,779,852
MasterCard, Inc. Class A (d)	411,450	61,910,882
PayPal Holdings, Inc. (b)	747,145	56,581,291
The Western Union Co.	209,900	4,132,931
Vantiv, Inc. (a)(b)	172,287	12,921,525
Visa, Inc. Class A	1,606,886	180,919,295
WEX, Inc. (b)	119,277	15,353,335
		556,925,389
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (b)	423,400	4,610,826
ams AG	95,600	9,309,764
Analog Devices, Inc.	300,007	25,833,603
Applied Materials, Inc.	652,470	34,430,842
ASM Pacific Technology Ltd.	601,500	8,641,102
ASML Holding NV	48,500	8,512,720
Broadcom Ltd.	478,172	132,903,126
Cirrus Logic, Inc. (b)	51,700	2,855,908
Cree, Inc. (b)	85,500	3,038,670
GlobalWafers Co. Ltd.	461,100	6,196,631
Himax Technologies, Inc. sponsored ADR (a)	617,600	8,479,648
Intel Corp.	1,838,089	82,419,911
International Quantum Epitaxy PLC (a)(b)	366,005	862,512
KLA-Tencor Corp.	308,499	31,540,938
Lam Research Corp.	101,740	19,567,654
M/A-COM Technology Solutions Holdings, Inc. (b)	71,200	2,320,408
Marvell Technology Group Ltd.	1,200,300	26,814,702
Maxim Integrated Products, Inc.	75,550	3,953,532
Mellanox Technologies Ltd. (b)	62,800	3,711,480
Microchip Technology, Inc.	455,042	39,584,104
Micron Technology, Inc. (b)	285,100	12,085,389
Microsemi Corp. (b)	400	21,140
Monolithic Power Systems, Inc.	26,300	3,112,605
Nanya Technology Corp.	4,114,000	10,660,090
NVIDIA Corp.	198,366	39,814,040
NXP Semiconductors NV (b)	262,354	29,748,320
Qorvo, Inc. (b)	15,400	1,179,332
Qualcomm, Inc.	1,667,259	110,605,962
Rubicon Technology, Inc. (b)	13,440	112,896
Semtech Corp. (b)	50,800	1,729,740
Silicon Laboratories, Inc. (b)	9,200	838,120
Siltronic AG (b)	15,500	2,302,420
Skyworks Solutions, Inc.	21,700	2,272,858
Teradyne, Inc.	17,200	696,084
Texas Instruments, Inc.	1,031,478	100,352,495
Xilinx, Inc.	143,300	9,960,783
		781,080,355
Software - 4.1%
Activision Blizzard, Inc.	839,887	52,408,949
Adobe Systems, Inc. (b)	280,754	50,948,428
Autodesk, Inc. (b)	179,900	19,735,030
Black Knight, Inc. (b)	45,766	2,054,893
CA Technologies, Inc.	48,200	1,593,974
CDK Global, Inc.	146,700	10,135,503
Citrix Systems, Inc. (b)	91,600	8,026,908
Electronic Arts, Inc. (b)	456,680	48,567,918
Intuit, Inc.	197,665	31,076,891
Microsoft Corp.	7,125,446	599,748,790
Nintendo Co. Ltd.	16,900	6,891,539
Nintendo Co. Ltd. ADR	86,000	4,384,280
Oracle Corp.	861,578	42,269,017
Paycom Software, Inc. (b)	150	12,300
Paylocity Holding Corp. (b)	24,000	1,107,360
Red Hat, Inc. (b)	278,255	35,271,604
SailPoint Technologies Holding, Inc. (b)	84,000	1,234,800
Salesforce.com, Inc. (b)	402,423	41,980,767
SAP SE sponsored ADR	41,400	4,692,690
Snap, Inc. Class A (a)(b)	92,800	1,278,784
Synopsys, Inc. (b)	5,000	451,900
Tableau Software, Inc. (b)	44,400	3,121,320
Take-Two Interactive Software, Inc. (b)	205,256	22,896,307
Workday, Inc. Class A (b)	76,546	7,884,238
Zendesk, Inc. (b)	87,300	2,934,153
		1,000,708,343
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	3,724,390	640,036,422
Hewlett Packard Enterprise Co.	1,739,600	24,267,420
HP, Inc.	490,000	10,510,500
NCR Corp. (b)	104,900	3,282,321
NetApp, Inc.	87,035	4,918,348
Seagate Technology LLC	117,100	4,515,376
Western Digital Corp.	140,817	11,104,829
Xerox Corp.	134,950	4,002,617
		702,637,833

TOTAL INFORMATION TECHNOLOGY		4,520,030,409

MATERIALS - 3.7%
Chemicals - 3.1%
Agrium, Inc.	20,000	2,197,574
Air Products & Chemicals, Inc.	1,030,138	167,953,700
Albemarle Corp. U.S.	64,700	8,690,504
Ashland Global Holdings, Inc.	6,700	495,666
Axalta Coating Systems Ltd.	183,254	5,801,822
Cabot Corp.	50,500	3,092,620
Celanese Corp. Class A	77,400	8,300,376
CF Industries Holdings, Inc.	440,600	16,509,282
DowDuPont, Inc.	3,022,241	217,480,462
Eastman Chemical Co.	338,333	31,251,819
Ecolab, Inc.	105,300	14,312,376
Huntsman Corp.	210,900	6,740,364
LyondellBasell Industries NV Class A	412,600	43,199,220
Monsanto Co.	141,329	16,724,874
Potash Corp. of Saskatchewan, Inc.	3,783,330	74,250,216
PPG Industries, Inc.	198,304	23,171,822
Praxair, Inc.	587,356	90,405,836
RPM International, Inc.	103,100	5,461,207
Sherwin-Williams Co.	39,000	15,577,380
Valvoline, Inc.	131,779	3,249,670
Westlake Chemical Corp.	15,600	1,527,708
		756,394,498
Construction Materials - 0.2%
Eagle Materials, Inc.	83,600	9,357,348
Martin Marietta Materials, Inc.	80,100	16,692,039
Vulcan Materials Co.	230,823	29,002,910
		55,052,297
Containers & Packaging - 0.3%
Ball Corp.	374,982	14,965,532
Berry Global Group, Inc. (b)	369,269	22,071,208
Crown Holdings, Inc. (b)	16,600	991,518
International Paper Co.	196,900	11,146,509
Owens-Illinois, Inc. (b)	8,100	196,182
Packaging Corp. of America	68,400	8,112,240
Sonoco Products Co.	12,000	642,120
WestRock Co.	215,403	13,443,301
		71,568,610
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR (a)	14,600	606,630
Newmont Mining Corp.	43,100	1,594,269
Nucor Corp.	38,600	2,219,500
Reliance Steel & Aluminum Co.	26,700	2,098,887
Steel Dynamics, Inc.	38,805	1,493,993
		8,013,279
Paper & Forest Products - 0.0%
Domtar Corp.	75,400	3,635,788
Schweitzer-Mauduit International, Inc.	75,400	3,413,358
		7,049,146

TOTAL MATERIALS		898,077,830

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Altisource Residential Corp. Class B	306,282	3,353,788
American Homes 4 Rent Class A	137,200	2,947,056
American Tower Corp.	284,380	40,930,813
AvalonBay Communities, Inc.	141,421	25,643,870
Boston Properties, Inc.	48,400	6,068,392
Colony NorthStar, Inc.	214,242	2,611,610
Corporate Office Properties Trust (SBI)	47,900	1,453,286
Corrections Corp. of America	24,000	564,240
Crown Castle International Corp.	1,727,930	195,256,090
DDR Corp.	323,000	2,464,490
Equinix, Inc.	45,400	21,087,846
Equity Lifestyle Properties, Inc.	11,800	1,065,658
Equity Residential (SBI)	207,000	13,831,740
Extra Space Storage, Inc.	25,100	2,142,536
Gaming & Leisure Properties	15,000	544,800
General Growth Properties, Inc.	469,100	11,023,850
Healthcare Trust of America, Inc.	122,400	3,744,216
Hospitality Properties Trust (SBI)	149,200	4,474,508
Host Hotels & Resorts, Inc.	232,000	4,591,280
JBG SMITH Properties	65,850	2,193,464
Mack-Cali Realty Corp.	141,800	3,138,034
Medical Properties Trust, Inc.	165,800	2,269,802
Mid-America Apartment Communities, Inc.	50,440	5,167,074
Omega Healthcare Investors, Inc. (a)	106,400	2,856,840
Outfront Media, Inc.	67,400	1,581,204
Pennsylvania Real Estate Investment Trust (SBI)	65,000	720,850
Piedmont Office Realty Trust, Inc. Class A	128,500	2,562,290
Prologis, Inc.	231,000	15,299,130
Public Storage	11,700	2,493,504
Regency Centers Corp.	172,200	11,676,882
SBA Communications Corp. Class A (b)	40,900	6,942,775
SL Green Realty Corp.	85,937	8,785,340
Spirit Realty Capital, Inc.	203,700	1,739,598
Store Capital Corp.	119,300	3,080,326
Sun Communities, Inc.	23,400	2,177,604
Ventas, Inc.	59,000	3,776,590
VEREIT, Inc.	1,380,200	10,765,560
Vornado Realty Trust	329,656	25,587,899
Weyerhaeuser Co.	171,521	6,068,413
		462,683,248
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (b)	82,900	3,594,544
Jones Lang LaSalle, Inc.	5,500	838,695
		4,433,239

TOTAL REAL ESTATE		467,116,487

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	801,300	29,151,294
Verizon Communications, Inc.	3,352,137	170,590,252
Zayo Group Holdings, Inc. (b)	71,800	2,537,412
		202,278,958
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	934,981	57,099,290

TOTAL TELECOMMUNICATION SERVICES		259,378,248

UTILITIES - 2.7%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	276,620	21,474,011
Duke Energy Corp.	71,000	6,331,780
Edison International	217,000	17,635,590
Entergy Corp.	115,700	10,005,736
Eversource Energy	334,000	21,659,900
Exelon Corp.	959,100	40,004,061
FirstEnergy Corp.	294,100	10,040,574
Fortis, Inc. (a)	482,258	17,755,497
Fortis, Inc.	811,583	29,866,254
Great Plains Energy, Inc.	134,200	4,604,402
NextEra Energy, Inc.	1,094,339	172,949,336
OGE Energy Corp.	59,200	2,116,992
PG&E Corp.	867,706	47,064,373
Pinnacle West Capital Corp.	13,500	1,239,435
PPL Corp.	1,557,814	57,125,039
Southern Co.	563,900	28,871,680
Westar Energy, Inc.	138,100	7,900,701
Xcel Energy, Inc.	539,437	27,840,344
		524,485,705
Gas Utilities - 0.1%
Atmos Energy Corp.	110,500	10,198,045
Indraprastha Gas Ltd.	148,535	752,233
National Fuel Gas Co.	10,300	605,640
South Jersey Industries, Inc.	23,200	785,552
UGI Corp.	2,810	137,718
		12,479,188
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. (b)	56,200	681,706
NextEra Energy Partners LP	53,200	2,076,396
NRG Energy, Inc.	116,500	3,221,225
NRG Yield, Inc. Class C	47,900	912,495
The AES Corp.	173,200	1,832,456
		8,724,278
Multi-Utilities - 0.4%
Ameren Corp.	29,400	1,880,424
Avangrid, Inc.	96,700	5,131,869
CenterPoint Energy, Inc.	74,200	2,226,742
CMS Energy Corp.	252,033	12,576,447
Dominion Resources, Inc.	76,500	6,435,945
DTE Energy Co.	136,831	15,813,559
National Grid PLC	672,861	8,053,298
NiSource, Inc.	259,430	7,142,108
Public Service Enterprise Group, Inc.	387,900	20,581,974
SCANA Corp.	39,900	1,722,483
Sempra Energy	212,100	25,661,979
		107,226,828

TOTAL UTILITIES		652,915,999

TOTAL COMMON STOCKS
(Cost $13,638,690,225)		19,649,425,193

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (b)(e)(f)	32,084	1,082,299
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A 6.125%	37,600	2,274,800
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,348,003)		3,357,099

Equity Funds - 18.0%
Large Blend Funds - 9.9%
Fidelity SAI U.S. Large Cap Index Fund (g)	11,837,147	168,560,976
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	57,775,870	1,945,313,541
PIMCO StocksPLUS Absolute Return Fund Institutional Class	24,914,138	308,686,166

TOTAL LARGE BLEND FUNDS		2,422,560,683

Large Growth Funds - 7.7%
Fidelity Growth Company Fund (g)	282,263	52,292,038
Fidelity SAI U.S. Momentum Index Fund (g)	19,548,736	238,690,063
Fidelity SAI U.S. Quality Index Fund (g)	121,121,120	1,597,587,567

TOTAL LARGE GROWTH FUNDS		1,888,569,668

Sector Funds - 0.4%
iShares NASDAQ Biotechnology Index ETF (a)	251,197	79,317,965
SPDR S&P Biotech ETF (a)	404,736	33,669,988

TOTAL SECTOR FUNDS		112,987,953

TOTAL EQUITY FUNDS
(Cost $3,037,489,607)		4,424,118,304
	Principal Amount

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.17% 12/14/17 to 3/8/18 (i)
(Cost $6,884,088)	$6,897,000	6,883,231
	Shares

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.13% (j)	42,755,838	42,764,389
Fidelity Securities Lending Cash Central Fund 1.13% (j)(k)	181,246,480	181,264,605
Invesco Government & Agency Portfolio Institutional Class 0.98%(l)	327,858,898	327,858,898
TOTAL MONEY MARKET FUNDS
(Cost $551,886,664)		551,887,892
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $17,238,298,587)		24,635,671,719
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(121,920,072)
NET ASSETS - 100%		$24,513,751,647

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Bank of America Corp.	Chicago Board Options Exchange	3,329	$9,377,793	$28.00	12/15/17	$(243,017)
Citigroup, Inc.	Chicago Board Options Exchange	958	7,232,900	77.50	12/15/17	(58,917)
JPMorgan Chase & Co.	Chicago Board Options Exchange	383	4,003,116	100.00	12/15/17	(187,670)
Lowe's Companies, Inc.	Chicago Board Options Exchange	429	3,576,573	85.00	1/19/18	(70,142)
MasterCard, Inc. Class A	Chicago Board Options Exchange	144	2,166,768	150.00	1/19/18	(62,640)
Morgan Stanley	Chicago Board Options Exchange	477	2,461,797	50.00	12/15/17	(96,116)
The Charles Schwab Corp.	Chicago Board Options Exchange	431	2,102,849	46.00	12/15/17	(132,532)
TOTAL WRITTEN OPTIONS						$(851,034)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,019	Dec. 2017	$134,910,505	$8,452,869	$8,452,869

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,004,280 or 0.0% of net assets.

 (d) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $30,921,796.

 (e) Level 3 security

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,082,505 or 0.0% of net assets.

 (g) Affiliated Fund

 (h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,593,849.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Velti PLC	4/19/13	$220,797

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$181,740
Fidelity Securities Lending Cash Central Fund	834,862
Total	$1,016,602

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$45,577,002	$--	$--	$--	$--	$6,715,036	$52,292,038
Fidelity SAI U.S. Large Cap Index Fund	100,857,121	1,002,596,295	939,120,835	230,499	6,296,886	(2,068,491)	168,560,976
Fidelity SAI U.S. Momentum Index Fund	--	211,693,702	--	741,522	--	26,996,361	238,690,063
Fidelity SAI U.S. Quality Index Fund	1,630,628,264	47,249,741	200,000,000	11,103,415	20,454,509	99,255,053	1,597,587,567
Total	$1,777,062,387	$1,261,539,738	$1,139,120,835	$12,075,436	$26,751,395	$130,897,959	$2,057,130,644

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,421,695,373	$2,420,613,074	$--	$1,082,299
Consumer Staples	1,386,900,554	1,384,820,228	2,080,326	--
Energy	1,290,033,666	1,288,463,384	571,706	998,576
Financials	3,298,780,763	3,294,728,259	4,052,504	--
Health Care	2,478,289,097	2,451,961,772	26,327,325	--
Industrials	1,979,563,866	1,970,606,843	8,957,023	--
Information Technology	4,520,030,409	4,500,309,419	19,720,990	--
Materials	898,077,830	898,077,830	--	--
Real Estate	467,116,487	467,116,487	--	--
Telecommunication Services	259,378,248	259,378,248	--	--
Utilities	652,915,999	652,915,999	--	--
Equity Funds	4,424,118,304	4,424,118,304	--	--
Other Short-Term Investments	6,883,231	--	6,883,231	--
Money Market Funds	551,887,892	551,887,892	--	--
Total Investments in Securities:	$24,635,671,719	$24,564,997,739	$68,593,105	$2,080,875
Derivative Instruments:
Assets
Futures Contracts	$8,452,869	$8,452,869	$--	$--
Total Assets	$8,452,869	$8,452,869	$--	$--
Liabilities
Written Options	$(851,034)	$(851,034)	$--	$--
Total Liabilities	$(851,034)	$(851,034)	$--	$--
Total Derivative Instruments:	$7,601,835	$7,601,835	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$8,452,869	$0
Written Options(b)	0	(851,034)
Total Equity Risk	8,452,869	(851,034)
Total Value of Derivatives	$8,452,869	$(851,034)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $180,211,715) — See accompanying schedule: Unaffiliated issuers (cost $15,370,154,309)	$22,354,512,081
Fidelity Central Funds (cost $224,027,766)	224,028,994
Affiliated issuers (cost $1,644,116,512)	2,057,130,644
Total Investment in Securities (cost $17,238,298,587)		$24,635,671,719
Foreign currency held at value (cost $2,246,477)		2,246,477
Receivable for investments sold		300,737,684
Receivable for fund shares sold		7,969,276
Dividends receivable		38,632,979
Interest receivable		269,358
Distributions receivable from Fidelity Central Funds		127,768
Receivable for daily variation margin on futures contracts		1,161,660
Other receivables		436,769
Total assets		24,987,253,690
Liabilities
Payable to custodian bank	$35,481
Payable for investments purchased	273,469,473
Payable for fund shares redeemed	12,980,190
Accrued management fee	4,403,079
Written options, at value (premium received $383,887)	851,034
Other payables and accrued expenses	483,836
Collateral on securities loaned	181,278,950
Total liabilities		473,502,043
Net Assets		$24,513,751,647
Net Assets consist of:
Paid in capital		$16,205,115,979
Undistributed net investment income		166,769,685
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		736,562,692
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,405,303,291
Net Assets, for 1,324,326,518 shares outstanding		$24,513,751,647
Net Asset Value, offering price and redemption price per share ($24,513,751,647 ÷ 1,324,326,518 shares)		$18.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$178,973,941
Affiliated issuers		12,075,436
Interest		1,519,955
Income from Fidelity Central Funds		1,016,602
Total income		193,585,934
Expenses
Management fee	$55,933,132
Independent trustees' fees and expenses	153,173
Miscellaneous	32,424
Total expenses before reductions	56,118,729
Expense reductions	(29,902,341)	26,216,388
Net investment income (loss)		167,369,546
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $10,920)	784,236,474
Fidelity Central Funds	(14,352)
Affiliated issuers	26,751,395
Foreign currency transactions	80,127
Futures contracts	7,463,394
Written options	1,203,389
Realized gain distributions from underlying funds:
Affiliated issuers	36,191,943
Total net realized gain (loss)		855,912,370
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $29,439)	1,313,338,499
Affiliated issuers	130,897,959
Assets and liabilities in foreign currencies	(734)
Futures contracts	5,926,996
Written options	(440,230)
Total change in net unrealized appreciation (depreciation)		1,449,722,490
Net gain (loss)		2,305,634,860
Net increase (decrease) in net assets resulting from operations		$2,473,004,406

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$167,369,546	$323,952,777
Net realized gain (loss)	855,912,370	1,255,945,445
Change in net unrealized appreciation (depreciation)	1,449,722,490	2,309,861,220
Net increase (decrease) in net assets resulting from operations	2,473,004,406	3,889,759,442
Distributions to shareholders from net investment income	(124,080,846)	(280,132,089)
Distributions to shareholders from net realized gain	(744,485,080)	(376,121,471)
Total distributions	(868,565,926)	(656,253,560)
Share transactions
Proceeds from sales of shares	1,138,897,607	2,346,107,317
Reinvestment of distributions	865,802,484	654,632,342
Cost of shares redeemed	(2,253,294,591)	(6,713,197,504)
Net increase (decrease) in net assets resulting from share transactions	(248,594,500)	(3,712,457,845)
Total increase (decrease) in net assets	1,355,843,980	(478,951,963)
Net Assets
Beginning of period	23,157,907,667	23,636,859,630
End of period	$24,513,751,647	$23,157,907,667
Other Information
Undistributed net investment income end of period	$166,769,685	$123,480,985
Shares
Sold	65,055,888	146,302,124
Issued in reinvestment of distributions	51,474,583	41,453,021
Redeemed	(128,999,446)	(419,083,144)
Net increase (decrease)	(12,468,975)	(231,327,999)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.32	$15.07	$16.12	$15.56	$14.00	$11.28
Income from Investment Operations
Net investment income (loss)A	.12	.22	.19	.19	.16	.17
Net realized and unrealized gain (loss)	1.72	2.48	(.37)	1.51	2.52	2.89
Total from investment operations	1.84	2.70	(.18)	1.70	2.68	3.06
Distributions from net investment income	(.09)	(.19)	(.19)	(.16)	(.14)	(.16)
Distributions from net realized gain	(.56)	(.26)	(.68)	(.98)	(.98)	(.18)
Total distributions	(.65)	(.45)	(.87)	(1.14)	(1.12)	(.34)
Net asset value, end of period	$18.51	$17.32	$15.07	$16.12	$15.56	$14.00
Total ReturnB,C	11.01%	18.22%	(1.10)%	11.37%	20.15%	27.75%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.46%	.43%	.42%	.46%	.44%
Expenses net of fee waivers, if any	.22%F	.21%	.18%	.17%	.20%	.19%
Expenses net of all reductions	.22%F	.21%	.18%	.17%	.20%	.19%
Net investment income (loss)	1.42%F	1.40%	1.32%	1.22%	1.07%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$24,513,752	$23,157,908	$23,636,860	$24,497,753	$14,197,329	$10,785,567
Portfolio turnover rateG	102%F	100%	85%	104%	109%	73%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Core Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, security level mergers and exchanges and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 7,537,853,863
Gross unrealized depreciation	(242,805,252)
Net unrealized appreciation (depreciation)	$7,295,048,611
Tax cost	$17,348,608,830

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$7,463,394	$5,926,996
Written Options	1,203,389	(440,230)
Totals	$8,666,783	$5,486,766

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $11,900,021,652 and $12,849,539,126, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .47% of the Fund's average net assets. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. AllianceBernstein, L.P. (AB), Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc., LSV Asset Management, OppenheimerFunds, Inc., FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS), Boston Partners Global Investors, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Subsequent to period end, First Eagle Investment Management, LLC no longer manages a portion of the Fund's assets.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $34,647 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund redeemed shares of the funds noted in the following table in exchange for investments and cash. The Fund had a total net realized loss on the Fund's redemptions of the funds, noted in the following table. The Fund recognized total net losses on the exchanges for federal income tax purposes.

Transaction Date	Fund Name	Value of investments and cash received	Realized gain (loss)	Shares redeemed
11/4/16	Fidelity Advisor Materials Fund Class I	$60,325,459	$(10,544,687)	845,013
11/4/16	Fidelity Advisor Technology Fund Class I	442,814,201	37,575,050	10,768,828
11/4/16	Fidelity Consumer Discretionary Portfolio	255,946,088	22,040,117	7,597,094
11/4/16	Fidelity Consumer Staples Portfolio	205,991,818	4,123,854	2,230,314
11/4/16	Fidelity Energy Portfolio	146,061,109	(23,606,187)	3,526,343
11/4/16	Fidelity Financial Services Portfolio	276,003,424	7,690,809	3,248,246
11/4/16	Fidelity Health Care Portfolio	284,244,539	(39,522,736)	1,587,958
11/4/16	Fidelity Industrials Portfolio	203,573,978	(6,379,139)	6,790,326
11/4/16	Fidelity Telecommunications Portfolio	53,345,591	4,690,715	805,095
11/4/16	Fidelity Utilities Portfolio	68,267,475	6,062	950,668
	Total	$1,996,573,682	$(3,926,142)	38,349,885

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,073.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $32,424 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $834,862.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $29,496,716.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $336,422.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $2,778.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $66,425.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 12% and 26% of the total outstanding shares of Fidelity SAI U.S. Momentum Index Fund and Fidelity SAI U.S. Quality Index Fund, respectively.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Actual	.22%	$1,000.00	$1,110.10	$1.16
Hypothetical-C		$1,000.00	$1,023.97	$1.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management LLC, Boston Partners Global Investors, Inc. (formerly Robeco Investment Management, Inc.), Brandywine Global Investment Management LLC, ClariVest Asset Management LLC, FIAM LLC, First Eagle Investment Management, LLC, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company, OppenheimerFunds, Inc., T. Rowe Price Associates, Inc., and Waddell & Reed Investment Management Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Fund

2016 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
Fund
Benchmark
25% beaten
13
12
11
10
9
8
12.0
10.8
12.0
8.5
1 Year
30
25
20
15
29.0
24.3
26.4
18.9
3 Year
100
95
90
85
80
75
98.2
91.8
95.8
79.4
5 Year
% Beaten
53%
58%
58%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the fund had out-performed 53%, 58%, and 58% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2020 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00%. In addition, the Board considered that the portion of the management fee paid to Strategic Advisers is all-inclusive, meaning that Strategic Advisers pays the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board also noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Core Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses (giving effect to the fund's all-inclusive management fee) were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2020.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

On September 6, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with LSV Asset Management (LSV) and First Eagle Investment Management (First Eagle for the fund (the Amended Sub-Advisory Agreements), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to each of LSV and First Eagle, on behalf of the fund. The terms of each Amended Sub-Advisory Agreement are identical to those of the existing respective sub-advisory agreement with each sub-adviser, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each respective Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV and First Eagle, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting and throughout the year. The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreements would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that each new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to LSV and First Eagle under each respective Amended Sub-Advisory Agreement, on behalf of the fund. The Board also considered that each Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that each Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. In addition, the Board considered that Strategic Advisers' portion of the management fee will continue to be all-inclusive and that Strategic Advisers will continue to pay the fund's operating expenses, with certain limited exceptions, out of its portion of the management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive under each Amended Sub-Advisory Agreement and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that each Amended Sub-Advisory Agreement, like the current sub-advisory agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV and First Eagle as assets allocated to each sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SAI-COR-SANN-0118
1.902942.107

Strategic Advisers® Growth Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Growth Company Fund	16.8	15.5
Fidelity SAI U.S. Quality Index Fund	10.0	9.0
Columbia Select Large Cap Growth Fund Class R5	4.9	5.2
Apple, Inc.	3.0	3.9
Fidelity SAI U.S. Momentum Index Fund	3.0	0.0
Facebook, Inc. Class A	2.9	2.4
Microsoft Corp.	2.7	2.1
Amazon.com, Inc.	2.6	2.2
Alphabet, Inc. Class C	1.8	2.2
Alphabet, Inc. Class A	1.6	2.1
	49.3

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	25.2	26.3
Consumer Discretionary	10.1	11.9
Health Care	8.6	10.7
Industrials	7.0	6.5
Consumer Staples	5.3	6.5

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	61.2%
Preferred Stocks	0.1%
Large Growth Funds	34.7%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

As of May 31, 2017
Common Stocks	68.6%
Preferred Stocks	0.1%
Large Growth Funds	29.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 61.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.6%
Lear Corp.	403,790	$73,041,573
Automobiles - 0.3%
Thor Industries, Inc.	253,285	38,891,912
Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.	163,322	10,720,456
Domino's Pizza, Inc.	208,938	38,895,898
Marriott International, Inc. Class A	291,498	37,020,246
McDonald's Corp.	426,756	73,389,229
Norwegian Cruise Line Holdings Ltd. (a)	70,254	3,804,957
Royal Caribbean Cruises Ltd.	208,199	25,791,692
Starbucks Corp.	385,512	22,290,304
Wyndham Worldwide Corp.	306,114	34,404,152
Yum China Holdings, Inc.	364,357	14,876,696
Yum! Brands, Inc.	292,814	24,441,185
		285,634,815
Household Durables - 0.7%
D.R. Horton, Inc.	1,079,684	55,063,884
Mohawk Industries, Inc. (a)	81,143	22,931,823
		77,995,707
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	262,807	309,258,137
Priceline Group, Inc.(a)	22,897	39,834,140
		349,092,277
Media - 0.7%
Comcast Corp. Class A	2,178,203	81,769,741
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	182,770	18,781,445
Specialty Retail - 1.8%
Best Buy Co., Inc.	479,945	28,609,521
Home Depot, Inc.	652,697	117,367,975
Michaels Companies, Inc. (a)	818,377	17,676,943
Ross Stores, Inc.	501,009	38,091,714
TJX Companies, Inc.	211,576	15,984,567
		217,730,720
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	297,864	40,077,601

TOTAL CONSUMER DISCRETIONARY		1,183,015,791

CONSUMER STAPLES - 5.3%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.)	258,369	56,218,511
Monster Beverage Corp. (a)	757,665	47,482,866
PepsiCo, Inc.	964,205	112,349,167
The Coca-Cola Co.	711,937	32,585,356
		248,635,900
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	240,083	44,278,508
CVS Health Corp.	210,971	16,160,379
Wal-Mart Stores, Inc.	506,077	49,205,867
		109,644,754
Food Products - 1.5%
Archer Daniels Midland Co.	205,008	8,175,719
Danone SA sponsored ADR	2,239,133	37,942,109
Ingredion, Inc.	173,980	24,092,750
Pinnacle Foods, Inc.	399,665	23,272,493
The Hershey Co.	278,318	30,873,816
Tyson Foods, Inc. Class A	697,332	57,355,557
		181,712,444
Household Products - 0.3%
Procter & Gamble Co.	338,642	30,474,394
Tobacco - 0.5%
Altria Group, Inc.	465,755	31,592,162
Philip Morris International, Inc.	227,690	23,395,148
		54,987,310

TOTAL CONSUMER STAPLES		625,454,802

ENERGY - 0.5%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	518,211	32,569,561
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp.	249,800	21,387,876

TOTAL ENERGY		53,957,437

FINANCIALS - 2.3%
Banks - 0.3%
Bank of America Corp.	605,090	17,045,385
Zions Bancorporation	323,117	16,010,447
		33,055,832
Capital Markets - 1.1%
Affiliated Managers Group, Inc.	96,237	19,119,405
Bank of New York Mellon Corp.	636,554	34,844,966
FactSet Research Systems, Inc.	101,252	20,238,250
SEI Investments Co.	527,095	37,086,404
State Street Corp.	233,924	22,304,653
		133,593,678
Consumer Finance - 0.4%
American Express Co.	173,599	16,962,358
Discover Financial Services	401,469	28,343,711
		45,306,069
Insurance - 0.5%
MetLife, Inc.	433,971	23,295,563
Progressive Corp.	334,852	17,807,429
Prudential Financial, Inc.	186,263	21,576,706
		62,679,698

TOTAL FINANCIALS		274,635,277

HEALTH CARE - 8.6%
Biotechnology - 2.6%
AbbVie, Inc.	574,842	55,713,687
Amgen, Inc.	592,075	104,003,895
Biogen, Inc. (a)	194,124	62,540,929
Celgene Corp. (a)	561,411	56,607,071
Regeneron Pharmaceuticals, Inc. (a)	71,067	25,716,305
		304,581,887
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (a)	51,148	13,343,490
Edwards Lifesciences Corp. (a)	638,941	74,883,885
Medtronic PLC	233,591	19,184,829
The Cooper Companies, Inc.	163,127	39,342,970
Varian Medical Systems, Inc. (a)	230,010	25,703,618
		172,458,792
Health Care Providers & Services - 2.5%
Aetna, Inc.	252,347	45,467,882
Express Scripts Holding Co. (a)	67,327	4,388,374
HCA Holdings, Inc. (a)	264,949	22,520,665
Humana, Inc.	57,079	14,889,628
Laboratory Corp. of America Holdings (a)	246,758	39,054,389
McKesson Corp.	121,092	17,890,132
UnitedHealth Group, Inc.	564,279	128,751,539
Wellcare Health Plans, Inc. (a)	112,080	23,871,919
		296,834,528
Health Care Technology - 0.2%
Cerner Corp. (a)	362,432	25,620,318
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	28,802	6,625,324
Thermo Fisher Scientific, Inc.	321,482	61,968,870
		68,594,194
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	172,650	10,909,754
Eli Lilly & Co.	489,934	41,468,014
Johnson & Johnson	183,614	25,582,939
Merck & Co., Inc.	199,840	11,045,157
Novartis AG sponsored ADR	247,867	21,266,989
Novo Nordisk A/S Series B sponsored ADR (b)	725,476	37,557,893
		147,830,746

TOTAL HEALTH CARE		1,015,920,465

INDUSTRIALS - 7.0%
Aerospace & Defense - 2.5%
General Dynamics Corp.	158,782	32,893,279
Lockheed Martin Corp.	87,556	27,940,871
Northrop Grumman Corp.	172,501	53,026,807
Textron, Inc.	460,593	25,659,636
The Boeing Co.	463,190	128,210,992
United Technologies Corp.	217,532	26,419,261
		294,150,846
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	508,217	32,922,297
United Parcel Service, Inc. Class B	216,941	26,347,484
		59,269,781
Airlines - 0.3%
Copa Holdings SA Class A	109,191	14,652,340
Delta Air Lines, Inc.	378,697	20,040,645
		34,692,985
Building Products - 0.7%
Owens Corning	892,220	78,827,637
Electrical Equipment - 0.2%
Eaton Corp. PLC	254,305	19,779,843
Industrial Conglomerates - 0.2%
Roper Technologies, Inc.	90,601	24,209,493
Machinery - 1.6%
Caterpillar, Inc.	329,603	46,523,463
Deere & Co.	218,450	32,736,917
Ingersoll-Rand PLC	555,189	48,645,660
Oshkosh Corp.	280,151	25,224,796
Parker Hannifin Corp.	109,464	20,523,405
Stanley Black & Decker, Inc.	94,386	16,010,697
		189,664,938
Road & Rail - 0.4%
Kansas City Southern	43,803	4,912,068
Union Pacific Corp.	370,750	46,899,875
		51,811,943
Trading Companies & Distributors - 0.6%
United Rentals, Inc. (a)	376,699	60,075,957
Univar, Inc. (a)	561,000	16,527,060
		76,603,017

TOTAL INDUSTRIALS		829,010,483

INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 0.7%
Cisco Systems, Inc.	2,125,563	79,283,500
Internet Software & Services - 7.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	422,870	74,881,820
Alphabet, Inc.:
Class A (a)	182,139	188,726,968
Class C (a)	203,171	207,520,891
Dropbox, Inc. Class B (a)(c)(d)	286,254	4,067,669
eBay, Inc. (a)	893,232	30,968,353
Facebook, Inc. Class A (a)	1,933,698	342,612,612
SurveyMonkey (a)(c)(d)	163,411	2,090,027
		850,868,340
IT Services - 4.2%
Amdocs Ltd.	134,626	8,789,732
Automatic Data Processing, Inc.	84,600	9,683,316
Cognizant Technology Solutions Corp. Class A	450,155	32,537,203
DXC Technology Co.	365,124	35,103,021
Fidelity National Information Services, Inc.	185,923	17,538,117
First Data Corp. Class A (a)	1,457,496	23,975,809
Fiserv, Inc. (a)	287,783	37,829,075
Global Payments, Inc.	454,537	45,708,241
MasterCard, Inc. Class A	390,442	58,749,808
Total System Services, Inc.	430,104	31,982,533
Vantiv, Inc. (a)(b)	589,024	44,176,800
Visa, Inc. Class A	1,342,514	151,153,651
		497,227,306
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	57,099	4,916,795
Applied Materials, Inc.	2,122,127	111,984,642
KLA-Tencor Corp.	156,369	15,987,167
Lam Research Corp.	291,886	56,138,434
Microchip Technology, Inc. (b)	284,017	24,706,639
NVIDIA Corp.	504,777	101,313,792
Qualcomm, Inc.	572,869	38,004,129
Texas Instruments, Inc.	298,130	29,005,068
		382,056,666
Software - 6.4%
Activision Blizzard, Inc.	593,424	37,029,658
Adobe Systems, Inc. (a)	479,525	87,019,402
Autodesk, Inc. (a)	362,423	39,757,803
Electronic Arts, Inc. (a)	703,152	74,780,215
Intuit, Inc.	256,466	40,321,585
Microsoft Corp.	3,826,545	322,080,293
Oracle Corp.	1,632,435	80,087,261
Synopsys, Inc. (a)	492,018	44,468,587
Take-Two Interactive Software, Inc. (a)	304,672	33,986,162
		759,530,966
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	2,061,086	354,197,629
NetApp, Inc.	847,218	47,876,289
		402,073,918

TOTAL INFORMATION TECHNOLOGY		2,971,040,696

MATERIALS - 1.5%
Chemicals - 0.7%
FMC Corp.	297,979	28,129,218
LyondellBasell Industries NV Class A	380,509	39,839,292
Monsanto Co.	163,555	19,355,099
		87,323,609
Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	337,122	20,149,782
Owens-Illinois, Inc. (a)	803,855	19,469,368
Sealed Air Corp.	332,842	15,993,058
		55,612,208
Metals & Mining - 0.3%
Steel Dynamics, Inc.	936,984	36,073,884

TOTAL MATERIALS		179,009,701

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	288,981	41,593,035
SBA Communications Corp. Class A (a)	188,149	31,938,293
		73,531,328
Real Estate Management & Development - 0.1%
Realogy Holdings Corp.	555,213	15,495,995

TOTAL REAL ESTATE		89,027,323

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,190,351	12,593,914
TOTAL COMMON STOCKS
(Cost $4,258,299,896)		7,233,665,889

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(c)(d)	98,859	9,204,761
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(c)(d)	28,508	405,099
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,282,822)		9,609,860

Equity Funds - 34.7%
Large Growth Funds - 34.7%
Columbia Select Large Cap Growth Fund Class R5	32,981,124	583,436,091
Fidelity Growth Company Fund (e)	10,703,837	1,982,992,873
Fidelity SAI U.S. Momentum Index Fund (e)	28,911,041	353,003,809
Fidelity SAI U.S. Quality Index Fund (e)	89,156,669	1,175,976,462
TOTAL EQUITY FUNDS
(Cost $2,922,257,477)		4,095,409,235
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.27% 12/7/17 to 3/1/18 (f)
(Cost $16,550,965)	16,584,000	16,551,375
	Shares

Money Market Funds - 4.1%
Fidelity Securities Lending Cash Central Fund 1.13%(g)(h)	36,998,880	37,002,580
Invesco Government & Agency Portfolio Institutional Class 0.98% (i)	446,928,875	446,928,875
TOTAL MONEY MARKET FUNDS
(Cost $483,931,455)		483,931,455
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $7,685,322,615)		11,839,167,814
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(29,029,832)
NET ASSETS - 100%		$11,810,137,982

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Growth Index Contracts (United States)	5,894	Dec. 2017	$395,782,100	$13,824,475	$13,824,475

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,767,556 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,897,870.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850
Dropbox, Inc. Class B	5/1/12	$2,591,086
Dropbox, Inc. Series A	5/25/12	$257,972
SurveyMonkey	11/25/14	$2,688,111

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$17,434
Total	$17,434

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$1,701,841,148	$30,000,000	$--	$--	$--	$251,151,725	$1,982,992,873
Fidelity SAI U.S. Momentum Index Fund	--	345,000,000	--	--	--	8,003,809	353,003,809
Fidelity SAI U.S. Quality Index Fund	988,570,199	102,655,228	--	8,427,157	--	84,751,035	1,175,976,462
Total	$2,690,411,347	$477,655,228	$--	$8,427,157	$--	$343,906,569	$3,511,973,144

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,192,220,552	$1,183,015,791	$--	$9,204,761
Consumer Staples	625,454,802	625,454,802	--	--
Energy	53,957,437	53,957,437	--	--
Financials	274,635,277	274,635,277	--	--
Health Care	1,015,920,465	1,015,920,465	--	--
Industrials	829,010,483	829,010,483	--	--
Information Technology	2,971,445,795	2,964,883,000	--	6,562,795
Materials	179,009,701	179,009,701	--	--
Real Estate	89,027,323	89,027,323	--	--
Utilities	12,593,914	12,593,914	--	--
Equity Funds	4,095,409,235	4,095,409,235	--	--
Other Short-Term Investments	16,551,375	--	16,551,375	--
Money Market Funds	483,931,455	483,931,455	--	--
Total Investments in Securities:	$11,839,167,814	$11,806,848,883	$16,551,375	$15,767,556
Derivative Instruments:
Assets
Futures Contracts	$13,824,475	$13,824,475	$--	$--
Total Assets	$13,824,475	$13,824,475	$--	$--
Total Derivative Instruments:	$13,824,475	$13,824,475	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$13,824,475	$0
Total Equity Risk	13,824,475	0
Total Value of Derivatives	$13,824,475	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,522,632) — See accompanying schedule: Unaffiliated issuers (cost $5,222,206,434)	$8,290,192,090
Fidelity Central Funds (cost $37,002,579)	37,002,580
Affiliated issuers (cost $2,426,113,602)	3,511,973,144
Total Investment in Securities (cost $7,685,322,615)		$11,839,167,814
Foreign currency held at value (cost $13,672)		15,286
Receivable for investments sold		8,789,893
Receivable for fund shares sold		3,625,886
Dividends receivable		10,428,591
Interest receivable		270,686
Distributions receivable from Fidelity Central Funds		7,165
Receivable for daily variation margin on futures contracts		3,917,725
Prepaid expenses		22,471
Other receivables		224,073
Total assets		11,866,469,590
Liabilities
Payable to custodian bank	$3,277,343
Payable for investments purchased	7,199,451
Payable for fund shares redeemed	6,336,586
Accrued management fee	1,117,737
Other affiliated payables	1,135,967
Other payables and accrued expenses	259,624
Collateral on securities loaned	37,004,900
Total liabilities		56,331,608
Net Assets		$11,810,137,982
Net Assets consist of:
Paid in capital		$6,697,191,915
Undistributed net investment income		42,612,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		902,662,459
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,167,671,288
Net Assets, for 615,121,807 shares outstanding		$11,810,137,982
Net Asset Value, offering price and redemption price per share ($11,810,137,982 ÷ 615,121,807 shares)		$19.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$48,546,384
Affiliated issuers		8,427,157
Interest		919,925
Income from Fidelity Central Funds		17,434
Total income		57,910,900
Expenses
Management fee	$21,559,745
Transfer agent fees	6,182,042
Accounting and security lending fees	669,210
Custodian fees and expenses	47,710
Independent trustees' fees and expenses	72,845
Registration fees	44,076
Audit	33,817
Legal	29,651
Miscellaneous	49,163
Total expenses before reductions	28,688,259
Expense reductions	(14,056,094)	14,632,165
Net investment income (loss)		43,278,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	855,067,842
Fidelity Central Funds	(8,209)
Foreign currency transactions	(8)
Futures contracts	4,106,753
Realized gain distributions from underlying funds:
Unaffiliated issuers	36,903,305
Affiliated issuers	24,228,072
Total net realized gain (loss)		920,297,755
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,557,240
Fidelity Central Funds	388
Other affiliated issuers	343,906,569
Assets and liabilities in foreign currencies	859
Futures contracts	9,173,111
Total change in net unrealized appreciation (depreciation)		354,638,167
Net gain (loss)		1,274,935,922
Net increase (decrease) in net assets resulting from operations		$1,318,214,657

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,278,735	$95,478,042
Net realized gain (loss)	920,297,755	1,205,172,331
Change in net unrealized appreciation (depreciation)	354,638,167	681,903,263
Net increase (decrease) in net assets resulting from operations	1,318,214,657	1,982,553,636
Distributions to shareholders from net investment income	(32,343,012)	(93,952,653)
Distributions to shareholders from net realized gain	(487,586,164)	(947,878,670)
Total distributions	(519,929,176)	(1,041,831,323)
Share transactions
Proceeds from sales of shares	525,795,401	1,262,990,627
Reinvestment of distributions	517,773,792	1,038,085,983
Cost of shares redeemed	(996,670,572)	(3,239,442,386)
Net increase (decrease) in net assets resulting from share transactions	46,898,621	(938,365,776)
Total increase (decrease) in net assets	845,184,102	2,356,537
Net Assets
Beginning of period	10,964,953,880	10,962,597,343
End of period	$11,810,137,982	$10,964,953,880
Other Information
Undistributed net investment income end of period	$42,612,320	$31,676,597
Shares
Sold	29,058,021	76,190,260
Issued in reinvestment of distributions	30,173,298	64,942,406
Redeemed	(55,627,114)	(193,497,248)
Net increase (decrease)	3,604,205	(52,364,582)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Growth Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$17.93	$16.51	$17.60	$16.51	$14.71	$12.13
Income from Investment Operations
Net investment income (loss)A	.07	.15	.13	.12	.12	.12
Net realized and unrealized gain (loss)	2.05	2.89	(.23)	2.10	3.01	2.57
Total from investment operations	2.12	3.04	(.10)	2.22	3.13	2.69
Distributions from net investment income	(.05)	(.15)	(.12)	(.12)	(.10)	(.10)
Distributions from net realized gain	(.80)	(1.47)	(.88)	(1.01)	(1.23)	–B
Total distributions	(.85)	(1.62)	(.99)C	(1.13)	(1.33)	(.11)D
Net asset value, end of period	$19.20	$17.93	$16.51	$17.60	$16.51	$14.71
Total ReturnE,F	12.40%	19.87%	(.62)%	13.99%	22.64%	22.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.54%	.57%	.56%	.56%	.62%
Expenses net of fee waivers, if any	.26%I	.28%	.32%	.31%	.31%	.37%
Expenses net of all reductions	.26%I	.28%	.32%	.31%	.31%	.37%
Net investment income (loss)	.77%I	.89%	.79%	.73%	.75%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$11,810,138	$10,964,954	$10,962,597	$13,134,171	$12,141,245	$9,084,200
Portfolio turnover rateJ	45%I	38%	30%	40%	39%	73%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.99 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.876 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Growth Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, deferred trustees compensation, security level mergers and exchanges and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,191,871,196
Gross unrealized depreciation	(29,660,169)
Net unrealized appreciation (depreciation)	$4,162,211,027
Tax cost	$7,690,781,262

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,464,220,478 and $3,110,098,138, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .95% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company (MFS) and FIAM LLC (an affiliate of the investment adviser) (through November 7, 2017) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC and Waddell & Reed have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41,558 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12,470 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,434.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $14,052,074.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $3,918 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $102.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 18% and 19% of the total outstanding shares of Fidelity SAI U.S. Momentum Index Fund and Fidelity SAI U.S. Quality Index Fund, respectively.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Actual	.26%	$1,000.00	$1,124.00	$1.38
Hypothetical-C		$1,000.00	$1,023.76	$1.32

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC, FIAM LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company, and Waddell & Reed Investment Management Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Fund

2016 Total Return % vs. Morningstar Large Growth and Russell 1000 Growth:

75% beaten
Fund
Benchmark
25% beaten
8
6
4
2
0
7.1
6.5
4.6
0.6
1 Year
30
25
20
15
10
27.9
23.0
22.4
13.5
3 Year
100
95
90
85
80
75
70
96.8
94.1
89.0
74.7
5 Year
% Beaten
60%
72%
62%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the fund had out-performed 60%, 72%, and 62% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the fund was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2020 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.95%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type. The Board noted that the fund's total expenses were below the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2020.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SGF-SANN-0118
1.907406.107

Strategic Advisers® Core Multi-Manager Fund Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.6	2.6
Apple, Inc.	3.2	3.1
Alphabet, Inc. Class C	2.8	3.1
Bank of America Corp.(a)	2.0	1.7
Citigroup, Inc.(a)	1.9	1.3
Northrop Grumman Corp.	1.7	1.5
Chevron Corp.	1.6	0.7
PepsiCo, Inc.	1.6	2.1
Air Products & Chemicals, Inc.	1.5	0.4
EOG Resources, Inc.	1.5	0.8
	21.4

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.4	22.5
Financials	12.5	11.6
Consumer Discretionary	11.6	13.3
Industrials	9.2	11.1
Health Care	9.1	11.6

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	88.0%
Sector Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	11.2%

As of May 31, 2017
Common Stocks	93.5%
Sector Funds	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.6%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
Delphi Automotive PLC	1,123	$117,544
Automobiles - 0.3%
Ford Motor Co.	14,240	178,285
General Motors Co.	345	14,866
		193,151
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	1,735	113,885
Hilton Worldwide Holdings, Inc.	1,658	128,594
McDonald's Corp.	4,626	795,533
MGM Mirage, Inc.	8,127	277,293
Norwegian Cruise Line Holdings Ltd. (a)	1,713	92,776
		1,408,081
Household Durables - 0.4%
Lennar Corp. Class A	2,874	180,430
Toll Brothers, Inc.	2,002	100,761
		281,191
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (a)	540	635,445
Expedia, Inc.	839	102,778
Priceline Group, Inc. (a)	105	182,670
		920,893
Media - 3.9%
CBS Corp. Class B	3,029	169,806
Charter Communications, Inc. Class A (a)	622	202,903
Comcast Corp. Class A	19,440	729,778
DISH Network Corp. Class A (a)	2,766	140,098
The Walt Disney Co.	4,328	453,661
Time Warner, Inc.	3,142	287,524
Twenty-First Century Fox, Inc. Class A	21,806	696,484
Viacom, Inc. Class B (non-vtg.)	308	8,723
		2,688,977
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	1,786	183,529
Target Corp.	2,759	165,264
		348,793
Specialty Retail - 2.4%
Home Depot, Inc.	4,012	721,438
Lowe's Companies, Inc. (b)	5,061	421,936
O'Reilly Automotive, Inc. (a)	1,252	295,735
Ross Stores, Inc.	1,131	85,990
TJX Companies, Inc.	2,230	168,477
		1,693,576
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	695	46,537
NIKE, Inc. Class B	5,890	355,874
		402,411

TOTAL CONSUMER DISCRETIONARY		8,054,617

CONSUMER STAPLES - 6.3%
Beverages - 2.4%
Coca-Cola European Partners PLC	3,904	152,217
Constellation Brands, Inc. Class A (sub. vtg.)	497	108,142
Molson Coors Brewing Co. Class B	2,289	178,771
PepsiCo, Inc.	9,626	1,121,622
The Coca-Cola Co.	2,781	127,286
		1,688,038
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	84	15,492
CVS Health Corp.	1,050	80,430
Kroger Co.	2,533	65,503
Wal-Mart Stores, Inc.	2,671	259,701
Walgreens Boots Alliance, Inc.	2,341	170,331
		591,457
Food Products - 0.8%
General Mills, Inc.	1,530	86,537
Mondelez International, Inc.	7,716	331,325
The Kraft Heinz Co.	1,784	145,164
		563,026
Household Products - 0.8%
Clorox Co.	798	111,153
Colgate-Palmolive Co.	3,475	251,764
Procter & Gamble Co.	1,684	151,543
Reckitt Benckiser Group PLC	92	8,076
		522,536
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,952	243,668
Unilever NV (NY Reg.)	455	26,272
		269,940
Tobacco - 1.0%
Altria Group, Inc.	4,221	286,310
British American Tobacco PLC sponsored ADR	485	30,861
Philip Morris International, Inc.	3,739	384,182
		701,353

TOTAL CONSUMER STAPLES		4,336,350

ENERGY - 6.6%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	242	7,195
Schlumberger Ltd.	3,137	197,160
		204,355
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	3,414	164,179
Apache Corp.	1,350	56,471
Chevron Corp.	9,581	1,140,043
Concho Resources, Inc. (a)	1,289	180,280
ConocoPhillips Co.	3,658	186,119
Diamondback Energy, Inc. (a)	1,728	188,888
EOG Resources, Inc.	10,289	1,052,770
EQT Corp.	2,069	123,312
Exxon Mobil Corp.	132	10,994
Imperial Oil Ltd.	1,413	43,590
Kinder Morgan, Inc.	3,906	67,300
Occidental Petroleum Corp.	7,485	527,693
Phillips 66 Co.	277	27,024
Pioneer Natural Resources Co.	1,882	293,667
Suncor Energy, Inc.	4,190	145,334
The Williams Companies, Inc.	4,122	119,744
Valero Energy Corp.	322	27,570
		4,354,978

TOTAL ENERGY		4,559,333

FINANCIALS - 12.5%
Banks - 7.3%
Bank of America Corp. (b)	49,198	1,385,908
Citigroup, Inc. (b)	17,088	1,290,144
JPMorgan Chase & Co. (b)	8,385	876,400
PNC Financial Services Group, Inc.	707	99,376
SVB Financial Group (a)	770	175,283
U.S. Bancorp	10,498	578,965
Wells Fargo & Co.	11,788	665,668
		5,071,744
Capital Markets - 2.4%
Bank of New York Mellon Corp.	4,450	243,593
Charles Schwab Corp. (b)	7,429	362,461
Goldman Sachs Group, Inc.	140	34,670
IntercontinentalExchange, Inc.	3,408	243,502
KKR & Co. LP	9,888	196,969
Morgan Stanley (b)	7,650	394,817
State Street Corp.	1,588	151,416
		1,627,428
Consumer Finance - 0.4%
Capital One Financial Corp.	2,971	273,332
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	3,140	606,051
Voya Financial, Inc.	2,143	94,721
		700,772
Insurance - 1.4%
American International Group, Inc.	4,142	248,354
Arthur J. Gallagher & Co.	337	22,185
Athene Holding Ltd.	2,252	108,254
Chubb Ltd.	1,245	189,377
Marsh & McLennan Companies, Inc.	385	32,313
MetLife, Inc.	3,447	185,035
Progressive Corp.	3,359	178,632
		964,150

TOTAL FINANCIALS		8,637,426

HEALTH CARE - 9.1%
Biotechnology - 1.9%
AbbVie, Inc.	3,407	330,206
Alexion Pharmaceuticals, Inc. (a)	366	40,190
Amgen, Inc.	759	133,326
Biogen, Inc. (a)	637	205,222
BioMarin Pharmaceutical, Inc. (a)	655	56,199
Celgene Corp. (a)	2,058	207,508
Gilead Sciences, Inc.	304	22,733
Intercept Pharmaceuticals, Inc. (a)	200	12,282
Regeneron Pharmaceuticals, Inc. (a)	54	19,540
Vertex Pharmaceuticals, Inc. (a)	1,720	248,179
		1,275,385
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	3,725	209,978
Becton, Dickinson & Co.	24	5,477
Boston Scientific Corp. (a)	11,570	304,060
Danaher Corp.	216	20,382
Medtronic PLC	2,258	185,450
Zimmer Biomet Holdings, Inc.	890	104,219
		829,566
Health Care Providers & Services - 2.2%
Aetna, Inc.	706	127,207
AmerisourceBergen Corp.	936	79,392
Anthem, Inc.	232	54,511
Cardinal Health, Inc.	352	20,835
Cigna Corp.	1,052	222,740
Express Scripts Holding Co. (a)	198	12,906
Humana, Inc.	822	214,427
McKesson Corp.	411	60,721
UnitedHealth Group, Inc.	3,251	741,781
		1,534,520
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,154	149,143
Pharmaceuticals - 3.6%
Allergan PLC	1,636	284,386
AstraZeneca PLC sponsored ADR	640	21,037
Bayer AG	85	10,850
Bristol-Myers Squibb Co.	3,844	242,902
Eli Lilly & Co.	6,192	524,091
GlaxoSmithKline PLC sponsored ADR	3,083	108,090
Johnson & Johnson	4,159	579,473
Merck & Co., Inc.	948	52,396
Novartis AG sponsored ADR	133	11,411
Pfizer, Inc.	11,629	421,668
Sanofi SA	267	24,356
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,623	24,053
Zoetis, Inc. Class A	2,368	171,183
		2,475,896

TOTAL HEALTH CARE		6,264,510

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,016	210,475
Northrop Grumman Corp.	3,873	1,190,560
The Boeing Co.	156	43,181
United Technologies Corp.	1,096	133,109
		1,577,325
Air Freight & Logistics - 0.2%
FedEx Corp.	148	34,256
United Parcel Service, Inc. Class B	791	96,067
		130,323
Airlines - 0.5%
Delta Air Lines, Inc.	6,549	346,573
Building Products - 0.5%
Allegion PLC	2,335	196,467
Masco Corp.	3,470	148,898
		345,365
Electrical Equipment - 0.3%
Eaton Corp. PLC	2,310	179,672
Industrial Conglomerates - 1.5%
General Electric Co.	17,535	320,715
Honeywell International, Inc.	4,754	741,434
		1,062,149
Machinery - 2.1%
Caterpillar, Inc.	3,458	488,097
Deere & Co.	2,134	319,801
Ingersoll-Rand PLC	3,634	318,411
Stanley Black & Decker, Inc.	2,006	340,278
		1,466,587
Road & Rail - 1.8%
CSX Corp.	1,362	75,932
Norfolk Southern Corp.	5,384	746,384
Union Pacific Corp.	3,266	413,149
		1,235,465

TOTAL INDUSTRIALS		6,343,459

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 0.8%
Cisco Systems, Inc.	13,934	519,738
Internet Software & Services - 5.4%
Alphabet, Inc.:
Class A (a)	697	722,210
Class C (a)	1,904	1,944,765
eBay, Inc. (a)	2,910	100,890
Facebook, Inc. Class A (a)	5,591	990,613
Velti PLC (a)(c)	976	1
		3,758,479
IT Services - 2.7%
Accenture PLC Class A	1,849	273,670
Cognizant Technology Solutions Corp. Class A	3,290	237,801
IBM Corp.	1,615	248,662
MasterCard, Inc. Class A	428	64,401
PayPal Holdings, Inc. (a)	1,116	84,515
Visa, Inc. Class A	7,272	818,754
WEX, Inc. (a)	1,136	146,226
		1,874,029
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	1,394	120,037
Broadcom Ltd.	1,993	553,934
Intel Corp.	4,109	184,248
Microchip Technology, Inc.	1,677	145,882
NVIDIA Corp.	1,066	213,957
NXP Semiconductors NV (a)	2,190	248,324
Qualcomm, Inc.	5,155	341,983
Texas Instruments, Inc.	7,001	681,127
		2,489,492
Software - 4.7%
Activision Blizzard, Inc.	2,319	144,706
Adobe Systems, Inc. (a)	1,741	315,939
Microsoft Corp.	29,787	2,507,166
Oracle Corp.	1,359	66,673
Salesforce.com, Inc. (a)	57	5,946
SAP SE sponsored ADR	158	17,909
Take-Two Interactive Software, Inc. (a)	1,062	118,466
Workday, Inc. Class A (a)	729	75,087
		3,251,892
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	12,791	2,198,133

TOTAL INFORMATION TECHNOLOGY		14,091,763

MATERIALS - 5.9%
Chemicals - 5.5%
Air Products & Chemicals, Inc.	6,536	1,065,629
Axalta Coating Systems Ltd.	933	29,539
DowDuPont, Inc.	13,314	958,075
Eastman Chemical Co.	2,322	214,483
LyondellBasell Industries NV Class A	534	55,910
Monsanto Co.	553	65,442
Potash Corp. of Saskatchewan, Inc.	31,397	616,186
PPG Industries, Inc.	70	8,180
Praxair, Inc.	4,965	764,213
		3,777,657
Construction Materials - 0.1%
Vulcan Materials Co.	628	78,908
Containers & Packaging - 0.3%
Berry Global Group, Inc. (a)	1,912	114,280
WestRock Co.	2,052	128,065
		242,345
Metals & Mining - 0.0%
BHP Billiton Ltd. sponsored ADR	100	4,155

TOTAL MATERIALS		4,103,065

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	102	14,681
AvalonBay Communities, Inc.	930	168,637
Crown Castle International Corp.	7,805	881,965
Public Storage	44	9,377
Vornado Realty Trust	1,971	152,989
		1,227,649
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	9,574	487,221
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	4,185	255,578

TOTAL TELECOMMUNICATION SERVICES		742,799

UTILITIES - 3.5%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	2,068	160,539
Exelon Corp.	1,617	67,445
Fortis, Inc.	3,890	143,152
Fortis, Inc.	7,481	275,431
NextEra Energy, Inc.	4,750	750,690
PG&E Corp.	4,207	228,188
PPL Corp.	13,002	476,783
Xcel Energy, Inc.	4,596	237,200
		2,339,428
Multi-Utilities - 0.1%
CMS Energy Corp.	2,401	119,810

TOTAL UTILITIES		2,459,238

TOTAL COMMON STOCKS
(Cost $43,895,085)		60,820,209

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)	151	5,094
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A 6.125%	156	9,438
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,040)		14,532

Equity Funds - 0.8%
Sector Funds - 0.8%
iShares NASDAQ Biotechnology Index ETF	1,300	410,488
SPDR S&P Biotech ETF	2,096	174,366
TOTAL EQUITY FUNDS
(Cost $540,340)		584,854
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.26% 12/14/17 to 3/1/18 (e)
(Cost $199,490)	$200,000	199,491
	Shares

Money Market Funds - 9.3%
Invesco Government & Agency Portfolio Institutional Class 0.98% (f)
(Cost $6,389,312)	6,389,312	6,389,312
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $51,039,267)		68,008,398
NET OTHER ASSETS (LIABILITIES) - 1.6%		1,081,659
NET ASSETS - 100%		$69,090,057

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Bank of America Corp.	Chicago Board Options Exchange	12	$33,804	$28.00	12/15/17	$(876)
Citigroup, Inc.	Chicago Board Options Exchange	3	22,650	77.50	12/15/17	(185)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1	10,452	100.00	12/15/17	(490)
Lowe's Companies, Inc.	Chicago Board Options Exchange	1	8,337	85.00	1/19/18	(164)
Morgan Stanley	Chicago Board Options Exchange	1	5,161	50.00	12/15/17	(201)
The Charles Schwab Corp.	Chicago Board Options Exchange	1	4,879	46.00	12/15/17	(307)
TOTAL WRITTEN OPTIONS						$(2,223)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	Dec. 2017	$6,222,565	$168,679	$168,679

The notional amount of futures purchased as a percentage of Net Assets is 9.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $85,283.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,095 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,491.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,059,711	$8,054,617	$--	$5,094
Consumer Staples	4,336,350	4,328,274	8,076	--
Energy	4,559,333	4,559,333	--	--
Financials	8,637,426	8,637,426	--	--
Health Care	6,273,948	6,229,304	44,644	--
Industrials	6,343,459	6,343,459	--	--
Information Technology	14,091,763	14,091,763	--	--
Materials	4,103,065	4,103,065	--	--
Real Estate	1,227,649	1,227,649	--	--
Telecommunication Services	742,799	742,799	--	--
Utilities	2,459,238	2,459,238	--	--
Equity Funds	584,854	584,854	--	--
Other Short-Term Investments	199,491	--	199,491	--
Money Market Funds	6,389,312	6,389,312	--	--
Total Investments in Securities:	$68,008,398	$67,751,093	$252,211	$5,094
Derivative Instruments:
Assets
Futures Contracts	$168,679	$168,679	$--	$--
Total Assets	$168,679	$168,679	$--	$--
Liabilities
Written Options	$(2,223)	$(2,223)	$--	$--
Total Liabilities	$(2,223)	$(2,223)	$--	$--
Total Derivative Instruments:	$166,456	$166,456	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$168,679	$0
Written Options(b)	0	(2,223)
Total Equity Risk	168,679	(2,223)
Total Value of Derivatives	$168,679	$(2,223)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $51,039,267)		$68,008,398
Cash		2,462
Receivable for investments sold		1,529,621
Receivable for fund shares sold		17,119
Dividends receivable		127,116
Interest receivable		2,668
Receivable for daily variation margin on futures contracts		48,095
Prepaid expenses		121
Receivable from investment adviser for expense reductions		4,754
Other receivables		1,202
Total assets		69,741,556
Liabilities
Payable for investments purchased	$569,312
Payable for fund shares redeemed	4,579
Accrued management fee	33,185
Distribution and service plan fees payable	30
Written options, at value (premium received $975)	2,223
Other affiliated payables	6,929
Other payables and accrued expenses	35,241
Total liabilities		651,499
Net Assets		$69,090,057
Net Assets consist of:
Paid in capital		$48,630,037
Undistributed net investment income		284,721
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,038,813
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,136,486
Net Assets		$69,090,057
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($63,903,960 ÷ 4,702,939 shares)		$13.59
Class F:
Net Asset Value, offering price and redemption price per share ($4,890,862 ÷ 357,901 shares)		$13.67
Class L:
Net Asset Value, offering price and redemption price per share ($148,362 ÷ 10,917 shares)		$13.59
Class N:
Net Asset Value, offering price and redemption price per share ($146,873 ÷ 10,825 shares)		$13.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$561,775
Interest		15,599
Total income		577,374
Expenses
Management fee	$193,358
Transfer agent fees	28,752
Distribution and service plan fees	173
Accounting fees and expenses	12,643
Custodian fees and expenses	36,594
Independent trustees' fees and expenses	418
Registration fees	39,056
Audit	30,871
Legal	1,524
Miscellaneous	296
Total expenses before reductions	343,685
Expense reductions	(52,883)	290,802
Net investment income (loss)		286,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,275,272
Foreign currency transactions	391
Futures contracts	98,677
Written options	3,576
Total net realized gain (loss)		3,377,916
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,501,650
Assets and liabilities in foreign currencies	(57)
Futures contracts	130,094
Written options	(1,337)
Total change in net unrealized appreciation (depreciation)		2,630,350
Net gain (loss)		6,008,266
Net increase (decrease) in net assets resulting from operations		$6,294,838

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$286,572	$508,107
Net realized gain (loss)	3,377,916	4,700,672
Change in net unrealized appreciation (depreciation)	2,630,350	3,907,295
Net increase (decrease) in net assets resulting from operations	6,294,838	9,116,074
Distributions to shareholders from net investment income	(213,965)	(471,794)
Distributions to shareholders from net realized gain	(2,408,625)	(4,835,255)
Total distributions	(2,622,590)	(5,307,049)
Share transactions - net increase (decrease)	2,809,845	3,335,131
Total increase (decrease) in net assets	6,482,093	7,144,156
Net Assets
Beginning of period	62,607,964	55,463,808
End of period	$69,090,057	$62,607,964
Other Information
Undistributed net investment income end of period	$284,721	$212,114

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.89	$12.11	$13.07	$14.28	$13.02	$10.61
Income from Investment Operations
Net investment income (loss)A	.06	.11	.10	.10	.11	.13
Net realized and unrealized gain (loss)	1.18	1.82	(.04)	1.28	2.27	2.60
Total from investment operations	1.24	1.93	.06	1.38	2.38	2.73
Distributions from net investment income	(.04)	(.10)	(.11)	(.12)	(.11)	(.12)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(1.02)	(.20)
Total distributions	(.54)	(1.15)	(1.02)	(2.59)	(1.12)B	(.32)
Net asset value, end of period	$13.59	$12.89	$12.11	$13.07	$14.28	$13.02
Total ReturnC,D	10.01%	17.03%	.61%	10.70%	19.49%	26.33%
Ratios to Average Net AssetsE
Expenses before reductions	1.06%F	1.10%	1.20%	1.14%	1.21%	1.03%
Expenses net of fee waivers, if any	.90%F	.90%	.97%	.97%	.97%	.97%
Expenses net of all reductions	.90%F	.90%	.97%	.97%	.97%	.96%
Net investment income (loss)	.88%F	.87%	.84%	.78%	.80%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$63,904	$58,221	$52,330	$60,606	$60,938	$67,623
Portfolio turnover rateG	178%F	151%	143%	151%	134%	95%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$12.95	$12.15	$13.10	$14.30	$13.02	$11.62
Income from Investment Operations
Net investment income (loss)B	.06	.12	.11	.11	.12	.06
Net realized and unrealized gain (loss)	1.20	1.83	(.04)	1.28	2.28	1.46
Total from investment operations	1.26	1.95	.07	1.39	2.40	1.52
Distributions from net investment income	(.04)	(.10)	(.11)	(.12)	(.11)	(.08)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(1.02)	(.04)
Total distributions	(.54)	(1.15)	(1.02)	(2.59)	(1.12)C	(.12)
Net asset value, end of period	$13.67	$12.95	$12.15	$13.10	$14.30	$13.02
Total ReturnD,E	10.12%	17.14%	.69%	10.78%	19.66%	13.22%
Ratios to Average Net AssetsF
Expenses before reductions	.97%G	1.00%	1.10%	1.05%	1.11%	.96%G
Expenses net of fee waivers, if any	.81%G	.81%	.87%	.87%	.87%	.87%G
Expenses net of all reductions	.81%G	.81%	.87%	.87%	.87%	.86%G
Net investment income (loss)	.97%G	.96%	.93%	.88%	.90%	1.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,891	$4,118	$2,891	$2,698	$1,527	$285
Portfolio turnover rateH	178%G	151%	143%	151%	134%	95%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.89	$12.11	$13.07	$14.29	$13.50
Income from Investment Operations
Net investment income (loss)B	.06	.11	.10	.10	.07
Net realized and unrealized gain (loss)	1.18	1.82	(.04)	1.27	1.19
Total from investment operations	1.24	1.93	.06	1.37	1.26
Distributions from net investment income	(.04)	(.10)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(.41)
Total distributions	(.54)	(1.15)	(1.02)	(2.59)	(.47)
Net asset value, end of period	$13.59	$12.89	$12.11	$13.07	$14.29
Total ReturnC,D	10.01%	17.03%	.61%	10.62%	9.50%
Ratios to Average Net AssetsE
Expenses before reductions	1.06%F	1.10%	1.20%	1.14%	1.19%F
Expenses net of fee waivers, if any	.90%F	.90%	.97%	.97%	.97%F
Expenses net of all reductions	.90%F	.90%	.97%	.97%	.97%F
Net investment income (loss)	.88%F	.87%	.83%	.78%	.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$148	$135	$122	$121	$109
Portfolio turnover rateG	178%F	151%	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.87	$12.10	$13.06	$14.27	$13.50
Income from Investment Operations
Net investment income (loss)B	.04	.08	.07	.07	.05
Net realized and unrealized gain (loss)	1.19	1.81	(.04)	1.28	1.18
Total from investment operations	1.23	1.89	.03	1.35	1.23
Distributions from net investment income	(.03)	(.07)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(.41)
Total distributions	(.53)	(1.12)	(.99)	(2.56)	(.46)C
Net asset value, end of period	$13.57	$12.87	$12.10	$13.06	$14.27
Total ReturnD,E	9.91%	16.66%	.36%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.32%G	1.35%	1.45%	1.39%	1.45%G
Expenses net of fee waivers, if any	1.15%G	1.15%	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.15%	1.22%	1.22%	1.22%G
Net investment income (loss)	.63%G	.62%	.58%	.53%	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$147	$134	$121	$121	$109
Portfolio turnover rateH	178%G	151%	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options contracts, foreign currency transactions, market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,404,695
Gross unrealized depreciation	(616,077)
Net unrealized appreciation (depreciation)	$16,788,618
Tax cost	$51,387,211

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$98,677	$130,094
Written Options	3,576	(1,337)
Total	$102,253	$128,757

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $54,513,782 and $57,971,723, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .59% of the Fund's average net assets.

Sub-Advisers. AllianceBernstein, L.P. (AB), First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc. and FIAM LLC (an affiliate of the investment adviser) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Oppenheimer Funds, Inc., Boston Partners Global Investors, Inc., T. Rowe Price Associates, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Subsequent to period end, First Eagle Investment Management, LLC no longer manages a portion of the Fund's assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$173	$173

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Multi-Manager	$28,618.09
Class L	67.10
Class N	67.10
	$28,752

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $54 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $95 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.90%	$49,183
Class F	.81%	3,453
Class L	.90%	115
Class N	1.15%	114

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2017	Year ended May 31, 2017
From net investment income
Core Multi-Manager	$199,358	$443,816
Class F	13,825	26,230
Class L	460	1,027
Class N	322	721
Total	$213,965	$471,794
From net realized gain
Core Multi-Manager	$2,242,771	$4,552,626
Class F	155,534	261,588
Class L	5,179	10,549
Class N	5,141	10,492
Total	$2,408,625	$4,835,255

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2017	Year ended May 31, 2017	Six months ended November 30, 2017	Year ended May 31, 2017
Core Multi-Manager
Shares sold	41,635	141,085	$534,268	$1,713,629
Reinvestment of distributions	196,629	422,177	2,442,129	4,996,442
Shares redeemed	(53,346)	(366,148)	(691,071)	(4,350,140)
Net increase (decrease)	184,918	197,114	$2,285,326	$2,359,931
Class F
Shares sold	92,459	139,459	$1,203,921	$1,705,384
Reinvestment of distributions	13,570	24,215	169,359	287,818
Shares redeemed	(66,150)	(83,486)	(859,863)	(1,027,313)
Net increase (decrease)	39,879	80,188	$513,417	$965,889
Class L
Reinvestment of distributions	454	978	5,639	11,576
Shares redeemed	–	(578)	–	(6,762)
Net increase (decrease)	454	400	$5,639	$4,814
Class N
Reinvestment of distributions	440	948	5,463	11,213
Shares redeemed	–	(575)	–	(6,716)
Net increase (decrease)	440	373	$5,463	$4,497

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Core Multi-Manager	.90%
Actual		$1,000.00	$1,100.10	$4.74
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.81%
Actual		$1,000.00	$1,101.20	$4.27
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class L	.90%
Actual		$1,000.00	$1,100.10	$4.74
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,099.10	$6.05
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management LLC, Boston Partners Global Investors, Inc. (formerly Robeco Investment Management, Inc.), Brandywine Global Investment Management LLC, ClariVest Asset Management LLC, FIAM LLC, First Eagle Investment Management, LLC, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company, OppenheimerFunds, Inc., T. Rowe Price Associates, Inc., and Waddell & Reed Investment Management Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Multi-Manager Fund

2016 Total Return % vs. Morningstar Large Blend and S&P 500:

75% beaten
Retail Class
Benchmark
Class N
25% beaten
13
12
11
10
9
8
12.0
10.6
10.3
12.0
8.5
1 Year
30
25
20
15
29.0
24.9
24.0
26.4
18.9
3 Year
100
95
90
85
80
75
98.2
89.6
95.8
79.4
5 Year

% Beaten			
Retail Class	50%	62%	50%
Class F	52%	66%	-
Class L	50%	62%	-
Class N	46%	55%	-

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the retail class had out-performed 50%, 62%, and 50% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.81% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Core Multi-Manager Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Strategic Advisers Core Multi-Manager Fund SAI Mgmt Fee
Strategic Advisers Core Multi-Manager Fund Sub-Advisory Fee as a % of sub-advised assets
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Strategic Advisers Core Multi-Manager Fund Total Mgmt Fee Including SAI Mgmt Fee
87
85
86
85
88
80
80
80
79
79
60
61
61
60
61
30
30
30
30
30
30
31
31
30
31
2012
2013
2014
2015
2016

	2012	2013	2014	2015	2016
TMG %	18%	19%	20%	18%	21%
Funds	1,077	1,053	1,074	1,091	1,073
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of Class F were below, the total expenses of each of the retail class and Class L were equal to, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

On September 6, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with LSV Asset Management (LSV) and First Eagle Investment Management (First Eagle for the fund (the Amended Sub-Advisory Agreements), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to each of LSV and First Eagle, on behalf of the fund. The terms of each Amended Sub-Advisory Agreement are identical to those of the existing respective sub-advisory agreement with each sub-adviser, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each respective Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV and First Eagle, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting and throughout the year. The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreements would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule with LSV will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to LSV at this time. The Board considered that to the extent Strategic Advisers allocates assets of the fund to LSV in the future, the new fee schedule under the Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to LSV, on behalf of the fund, compared to the fees that would be paid under current sub-advisory agreement. The Board also considered that the new fee schedule with First Eagle is expected to lower the amount of fees paid by Strategic Advisers to First Eagle on behalf of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund, the Amended Sub-Advisory Agreement with First Eagle has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. The Board also considered that each Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that each Amended Sub-Advisory Agreement, like the current sub-advisory agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV and First Eagle as assets allocated to each sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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MMC-SANN-0118
1.931545.106

Strategic Advisers® Core Multi-Manager Fund Class L and Class N Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.6	2.6
Apple, Inc.	3.2	3.1
Alphabet, Inc. Class C	2.8	3.1
Bank of America Corp.(a)	2.0	1.7
Citigroup, Inc.(a)	1.9	1.3
Northrop Grumman Corp.	1.7	1.5
Chevron Corp.	1.6	0.7
PepsiCo, Inc.	1.6	2.1
Air Products & Chemicals, Inc.	1.5	0.4
EOG Resources, Inc.	1.5	0.8
	21.4

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.4	22.5
Financials	12.5	11.6
Consumer Discretionary	11.6	13.3
Industrials	9.2	11.1
Health Care	9.1	11.6

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	88.0%
Sector Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	11.2%

As of May 31, 2017
Common Stocks	93.5%
Sector Funds	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.6%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
Delphi Automotive PLC	1,123	$117,544
Automobiles - 0.3%
Ford Motor Co.	14,240	178,285
General Motors Co.	345	14,866
		193,151
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	1,735	113,885
Hilton Worldwide Holdings, Inc.	1,658	128,594
McDonald's Corp.	4,626	795,533
MGM Mirage, Inc.	8,127	277,293
Norwegian Cruise Line Holdings Ltd. (a)	1,713	92,776
		1,408,081
Household Durables - 0.4%
Lennar Corp. Class A	2,874	180,430
Toll Brothers, Inc.	2,002	100,761
		281,191
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (a)	540	635,445
Expedia, Inc.	839	102,778
Priceline Group, Inc. (a)	105	182,670
		920,893
Media - 3.9%
CBS Corp. Class B	3,029	169,806
Charter Communications, Inc. Class A (a)	622	202,903
Comcast Corp. Class A	19,440	729,778
DISH Network Corp. Class A (a)	2,766	140,098
The Walt Disney Co.	4,328	453,661
Time Warner, Inc.	3,142	287,524
Twenty-First Century Fox, Inc. Class A	21,806	696,484
Viacom, Inc. Class B (non-vtg.)	308	8,723
		2,688,977
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	1,786	183,529
Target Corp.	2,759	165,264
		348,793
Specialty Retail - 2.4%
Home Depot, Inc.	4,012	721,438
Lowe's Companies, Inc. (b)	5,061	421,936
O'Reilly Automotive, Inc. (a)	1,252	295,735
Ross Stores, Inc.	1,131	85,990
TJX Companies, Inc.	2,230	168,477
		1,693,576
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	695	46,537
NIKE, Inc. Class B	5,890	355,874
		402,411

TOTAL CONSUMER DISCRETIONARY		8,054,617

CONSUMER STAPLES - 6.3%
Beverages - 2.4%
Coca-Cola European Partners PLC	3,904	152,217
Constellation Brands, Inc. Class A (sub. vtg.)	497	108,142
Molson Coors Brewing Co. Class B	2,289	178,771
PepsiCo, Inc.	9,626	1,121,622
The Coca-Cola Co.	2,781	127,286
		1,688,038
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	84	15,492
CVS Health Corp.	1,050	80,430
Kroger Co.	2,533	65,503
Wal-Mart Stores, Inc.	2,671	259,701
Walgreens Boots Alliance, Inc.	2,341	170,331
		591,457
Food Products - 0.8%
General Mills, Inc.	1,530	86,537
Mondelez International, Inc.	7,716	331,325
The Kraft Heinz Co.	1,784	145,164
		563,026
Household Products - 0.8%
Clorox Co.	798	111,153
Colgate-Palmolive Co.	3,475	251,764
Procter & Gamble Co.	1,684	151,543
Reckitt Benckiser Group PLC	92	8,076
		522,536
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,952	243,668
Unilever NV (NY Reg.)	455	26,272
		269,940
Tobacco - 1.0%
Altria Group, Inc.	4,221	286,310
British American Tobacco PLC sponsored ADR	485	30,861
Philip Morris International, Inc.	3,739	384,182
		701,353

TOTAL CONSUMER STAPLES		4,336,350

ENERGY - 6.6%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	242	7,195
Schlumberger Ltd.	3,137	197,160
		204,355
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	3,414	164,179
Apache Corp.	1,350	56,471
Chevron Corp.	9,581	1,140,043
Concho Resources, Inc. (a)	1,289	180,280
ConocoPhillips Co.	3,658	186,119
Diamondback Energy, Inc. (a)	1,728	188,888
EOG Resources, Inc.	10,289	1,052,770
EQT Corp.	2,069	123,312
Exxon Mobil Corp.	132	10,994
Imperial Oil Ltd.	1,413	43,590
Kinder Morgan, Inc.	3,906	67,300
Occidental Petroleum Corp.	7,485	527,693
Phillips 66 Co.	277	27,024
Pioneer Natural Resources Co.	1,882	293,667
Suncor Energy, Inc.	4,190	145,334
The Williams Companies, Inc.	4,122	119,744
Valero Energy Corp.	322	27,570
		4,354,978

TOTAL ENERGY		4,559,333

FINANCIALS - 12.5%
Banks - 7.3%
Bank of America Corp. (b)	49,198	1,385,908
Citigroup, Inc. (b)	17,088	1,290,144
JPMorgan Chase & Co. (b)	8,385	876,400
PNC Financial Services Group, Inc.	707	99,376
SVB Financial Group (a)	770	175,283
U.S. Bancorp	10,498	578,965
Wells Fargo & Co.	11,788	665,668
		5,071,744
Capital Markets - 2.4%
Bank of New York Mellon Corp.	4,450	243,593
Charles Schwab Corp. (b)	7,429	362,461
Goldman Sachs Group, Inc.	140	34,670
IntercontinentalExchange, Inc.	3,408	243,502
KKR & Co. LP	9,888	196,969
Morgan Stanley (b)	7,650	394,817
State Street Corp.	1,588	151,416
		1,627,428
Consumer Finance - 0.4%
Capital One Financial Corp.	2,971	273,332
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	3,140	606,051
Voya Financial, Inc.	2,143	94,721
		700,772
Insurance - 1.4%
American International Group, Inc.	4,142	248,354
Arthur J. Gallagher & Co.	337	22,185
Athene Holding Ltd.	2,252	108,254
Chubb Ltd.	1,245	189,377
Marsh & McLennan Companies, Inc.	385	32,313
MetLife, Inc.	3,447	185,035
Progressive Corp.	3,359	178,632
		964,150

TOTAL FINANCIALS		8,637,426

HEALTH CARE - 9.1%
Biotechnology - 1.9%
AbbVie, Inc.	3,407	330,206
Alexion Pharmaceuticals, Inc. (a)	366	40,190
Amgen, Inc.	759	133,326
Biogen, Inc. (a)	637	205,222
BioMarin Pharmaceutical, Inc. (a)	655	56,199
Celgene Corp. (a)	2,058	207,508
Gilead Sciences, Inc.	304	22,733
Intercept Pharmaceuticals, Inc. (a)	200	12,282
Regeneron Pharmaceuticals, Inc. (a)	54	19,540
Vertex Pharmaceuticals, Inc. (a)	1,720	248,179
		1,275,385
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	3,725	209,978
Becton, Dickinson & Co.	24	5,477
Boston Scientific Corp. (a)	11,570	304,060
Danaher Corp.	216	20,382
Medtronic PLC	2,258	185,450
Zimmer Biomet Holdings, Inc.	890	104,219
		829,566
Health Care Providers & Services - 2.2%
Aetna, Inc.	706	127,207
AmerisourceBergen Corp.	936	79,392
Anthem, Inc.	232	54,511
Cardinal Health, Inc.	352	20,835
Cigna Corp.	1,052	222,740
Express Scripts Holding Co. (a)	198	12,906
Humana, Inc.	822	214,427
McKesson Corp.	411	60,721
UnitedHealth Group, Inc.	3,251	741,781
		1,534,520
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,154	149,143
Pharmaceuticals - 3.6%
Allergan PLC	1,636	284,386
AstraZeneca PLC sponsored ADR	640	21,037
Bayer AG	85	10,850
Bristol-Myers Squibb Co.	3,844	242,902
Eli Lilly & Co.	6,192	524,091
GlaxoSmithKline PLC sponsored ADR	3,083	108,090
Johnson & Johnson	4,159	579,473
Merck & Co., Inc.	948	52,396
Novartis AG sponsored ADR	133	11,411
Pfizer, Inc.	11,629	421,668
Sanofi SA	267	24,356
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,623	24,053
Zoetis, Inc. Class A	2,368	171,183
		2,475,896

TOTAL HEALTH CARE		6,264,510

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,016	210,475
Northrop Grumman Corp.	3,873	1,190,560
The Boeing Co.	156	43,181
United Technologies Corp.	1,096	133,109
		1,577,325
Air Freight & Logistics - 0.2%
FedEx Corp.	148	34,256
United Parcel Service, Inc. Class B	791	96,067
		130,323
Airlines - 0.5%
Delta Air Lines, Inc.	6,549	346,573
Building Products - 0.5%
Allegion PLC	2,335	196,467
Masco Corp.	3,470	148,898
		345,365
Electrical Equipment - 0.3%
Eaton Corp. PLC	2,310	179,672
Industrial Conglomerates - 1.5%
General Electric Co.	17,535	320,715
Honeywell International, Inc.	4,754	741,434
		1,062,149
Machinery - 2.1%
Caterpillar, Inc.	3,458	488,097
Deere & Co.	2,134	319,801
Ingersoll-Rand PLC	3,634	318,411
Stanley Black & Decker, Inc.	2,006	340,278
		1,466,587
Road & Rail - 1.8%
CSX Corp.	1,362	75,932
Norfolk Southern Corp.	5,384	746,384
Union Pacific Corp.	3,266	413,149
		1,235,465

TOTAL INDUSTRIALS		6,343,459

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 0.8%
Cisco Systems, Inc.	13,934	519,738
Internet Software & Services - 5.4%
Alphabet, Inc.:
Class A (a)	697	722,210
Class C (a)	1,904	1,944,765
eBay, Inc. (a)	2,910	100,890
Facebook, Inc. Class A (a)	5,591	990,613
Velti PLC (a)(c)	976	1
		3,758,479
IT Services - 2.7%
Accenture PLC Class A	1,849	273,670
Cognizant Technology Solutions Corp. Class A	3,290	237,801
IBM Corp.	1,615	248,662
MasterCard, Inc. Class A	428	64,401
PayPal Holdings, Inc. (a)	1,116	84,515
Visa, Inc. Class A	7,272	818,754
WEX, Inc. (a)	1,136	146,226
		1,874,029
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	1,394	120,037
Broadcom Ltd.	1,993	553,934
Intel Corp.	4,109	184,248
Microchip Technology, Inc.	1,677	145,882
NVIDIA Corp.	1,066	213,957
NXP Semiconductors NV (a)	2,190	248,324
Qualcomm, Inc.	5,155	341,983
Texas Instruments, Inc.	7,001	681,127
		2,489,492
Software - 4.7%
Activision Blizzard, Inc.	2,319	144,706
Adobe Systems, Inc. (a)	1,741	315,939
Microsoft Corp.	29,787	2,507,166
Oracle Corp.	1,359	66,673
Salesforce.com, Inc. (a)	57	5,946
SAP SE sponsored ADR	158	17,909
Take-Two Interactive Software, Inc. (a)	1,062	118,466
Workday, Inc. Class A (a)	729	75,087
		3,251,892
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	12,791	2,198,133

TOTAL INFORMATION TECHNOLOGY		14,091,763

MATERIALS - 5.9%
Chemicals - 5.5%
Air Products & Chemicals, Inc.	6,536	1,065,629
Axalta Coating Systems Ltd.	933	29,539
DowDuPont, Inc.	13,314	958,075
Eastman Chemical Co.	2,322	214,483
LyondellBasell Industries NV Class A	534	55,910
Monsanto Co.	553	65,442
Potash Corp. of Saskatchewan, Inc.	31,397	616,186
PPG Industries, Inc.	70	8,180
Praxair, Inc.	4,965	764,213
		3,777,657
Construction Materials - 0.1%
Vulcan Materials Co.	628	78,908
Containers & Packaging - 0.3%
Berry Global Group, Inc. (a)	1,912	114,280
WestRock Co.	2,052	128,065
		242,345
Metals & Mining - 0.0%
BHP Billiton Ltd. sponsored ADR	100	4,155

TOTAL MATERIALS		4,103,065

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	102	14,681
AvalonBay Communities, Inc.	930	168,637
Crown Castle International Corp.	7,805	881,965
Public Storage	44	9,377
Vornado Realty Trust	1,971	152,989
		1,227,649
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	9,574	487,221
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	4,185	255,578

TOTAL TELECOMMUNICATION SERVICES		742,799

UTILITIES - 3.5%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	2,068	160,539
Exelon Corp.	1,617	67,445
Fortis, Inc.	3,890	143,152
Fortis, Inc.	7,481	275,431
NextEra Energy, Inc.	4,750	750,690
PG&E Corp.	4,207	228,188
PPL Corp.	13,002	476,783
Xcel Energy, Inc.	4,596	237,200
		2,339,428
Multi-Utilities - 0.1%
CMS Energy Corp.	2,401	119,810

TOTAL UTILITIES		2,459,238

TOTAL COMMON STOCKS
(Cost $43,895,085)		60,820,209

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)	151	5,094
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A 6.125%	156	9,438
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,040)		14,532

Equity Funds - 0.8%
Sector Funds - 0.8%
iShares NASDAQ Biotechnology Index ETF	1,300	410,488
SPDR S&P Biotech ETF	2,096	174,366
TOTAL EQUITY FUNDS
(Cost $540,340)		584,854
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.26% 12/14/17 to 3/1/18 (e)
(Cost $199,490)	$200,000	199,491
	Shares

Money Market Funds - 9.3%
Invesco Government & Agency Portfolio Institutional Class 0.98% (f)
(Cost $6,389,312)	6,389,312	6,389,312
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $51,039,267)		68,008,398
NET OTHER ASSETS (LIABILITIES) - 1.6%		1,081,659
NET ASSETS - 100%		$69,090,057

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Bank of America Corp.	Chicago Board Options Exchange	12	$33,804	$28.00	12/15/17	$(876)
Citigroup, Inc.	Chicago Board Options Exchange	3	22,650	77.50	12/15/17	(185)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1	10,452	100.00	12/15/17	(490)
Lowe's Companies, Inc.	Chicago Board Options Exchange	1	8,337	85.00	1/19/18	(164)
Morgan Stanley	Chicago Board Options Exchange	1	5,161	50.00	12/15/17	(201)
The Charles Schwab Corp.	Chicago Board Options Exchange	1	4,879	46.00	12/15/17	(307)
TOTAL WRITTEN OPTIONS						$(2,223)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	Dec. 2017	$6,222,565	$168,679	$168,679

The notional amount of futures purchased as a percentage of Net Assets is 9.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $85,283.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,095 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,491.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,059,711	$8,054,617	$--	$5,094
Consumer Staples	4,336,350	4,328,274	8,076	--
Energy	4,559,333	4,559,333	--	--
Financials	8,637,426	8,637,426	--	--
Health Care	6,273,948	6,229,304	44,644	--
Industrials	6,343,459	6,343,459	--	--
Information Technology	14,091,763	14,091,763	--	--
Materials	4,103,065	4,103,065	--	--
Real Estate	1,227,649	1,227,649	--	--
Telecommunication Services	742,799	742,799	--	--
Utilities	2,459,238	2,459,238	--	--
Equity Funds	584,854	584,854	--	--
Other Short-Term Investments	199,491	--	199,491	--
Money Market Funds	6,389,312	6,389,312	--	--
Total Investments in Securities:	$68,008,398	$67,751,093	$252,211	$5,094
Derivative Instruments:
Assets
Futures Contracts	$168,679	$168,679	$--	$--
Total Assets	$168,679	$168,679	$--	$--
Liabilities
Written Options	$(2,223)	$(2,223)	$--	$--
Total Liabilities	$(2,223)	$(2,223)	$--	$--
Total Derivative Instruments:	$166,456	$166,456	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$168,679	$0
Written Options(b)	0	(2,223)
Total Equity Risk	168,679	(2,223)
Total Value of Derivatives	$168,679	$(2,223)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $51,039,267)		$68,008,398
Cash		2,462
Receivable for investments sold		1,529,621
Receivable for fund shares sold		17,119
Dividends receivable		127,116
Interest receivable		2,668
Receivable for daily variation margin on futures contracts		48,095
Prepaid expenses		121
Receivable from investment adviser for expense reductions		4,754
Other receivables		1,202
Total assets		69,741,556
Liabilities
Payable for investments purchased	$569,312
Payable for fund shares redeemed	4,579
Accrued management fee	33,185
Distribution and service plan fees payable	30
Written options, at value (premium received $975)	2,223
Other affiliated payables	6,929
Other payables and accrued expenses	35,241
Total liabilities		651,499
Net Assets		$69,090,057
Net Assets consist of:
Paid in capital		$48,630,037
Undistributed net investment income		284,721
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,038,813
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,136,486
Net Assets		$69,090,057
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($63,903,960 ÷ 4,702,939 shares)		$13.59
Class F:
Net Asset Value, offering price and redemption price per share ($4,890,862 ÷ 357,901 shares)		$13.67
Class L:
Net Asset Value, offering price and redemption price per share ($148,362 ÷ 10,917 shares)		$13.59
Class N:
Net Asset Value, offering price and redemption price per share ($146,873 ÷ 10,825 shares)		$13.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$561,775
Interest		15,599
Total income		577,374
Expenses
Management fee	$193,358
Transfer agent fees	28,752
Distribution and service plan fees	173
Accounting fees and expenses	12,643
Custodian fees and expenses	36,594
Independent trustees' fees and expenses	418
Registration fees	39,056
Audit	30,871
Legal	1,524
Miscellaneous	296
Total expenses before reductions	343,685
Expense reductions	(52,883)	290,802
Net investment income (loss)		286,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,275,272
Foreign currency transactions	391
Futures contracts	98,677
Written options	3,576
Total net realized gain (loss)		3,377,916
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,501,650
Assets and liabilities in foreign currencies	(57)
Futures contracts	130,094
Written options	(1,337)
Total change in net unrealized appreciation (depreciation)		2,630,350
Net gain (loss)		6,008,266
Net increase (decrease) in net assets resulting from operations		$6,294,838

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$286,572	$508,107
Net realized gain (loss)	3,377,916	4,700,672
Change in net unrealized appreciation (depreciation)	2,630,350	3,907,295
Net increase (decrease) in net assets resulting from operations	6,294,838	9,116,074
Distributions to shareholders from net investment income	(213,965)	(471,794)
Distributions to shareholders from net realized gain	(2,408,625)	(4,835,255)
Total distributions	(2,622,590)	(5,307,049)
Share transactions - net increase (decrease)	2,809,845	3,335,131
Total increase (decrease) in net assets	6,482,093	7,144,156
Net Assets
Beginning of period	62,607,964	55,463,808
End of period	$69,090,057	$62,607,964
Other Information
Undistributed net investment income end of period	$284,721	$212,114

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.89	$12.11	$13.07	$14.28	$13.02	$10.61
Income from Investment Operations
Net investment income (loss)A	.06	.11	.10	.10	.11	.13
Net realized and unrealized gain (loss)	1.18	1.82	(.04)	1.28	2.27	2.60
Total from investment operations	1.24	1.93	.06	1.38	2.38	2.73
Distributions from net investment income	(.04)	(.10)	(.11)	(.12)	(.11)	(.12)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(1.02)	(.20)
Total distributions	(.54)	(1.15)	(1.02)	(2.59)	(1.12)B	(.32)
Net asset value, end of period	$13.59	$12.89	$12.11	$13.07	$14.28	$13.02
Total ReturnC,D	10.01%	17.03%	.61%	10.70%	19.49%	26.33%
Ratios to Average Net AssetsE
Expenses before reductions	1.06%F	1.10%	1.20%	1.14%	1.21%	1.03%
Expenses net of fee waivers, if any	.90%F	.90%	.97%	.97%	.97%	.97%
Expenses net of all reductions	.90%F	.90%	.97%	.97%	.97%	.96%
Net investment income (loss)	.88%F	.87%	.84%	.78%	.80%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$63,904	$58,221	$52,330	$60,606	$60,938	$67,623
Portfolio turnover rateG	178%F	151%	143%	151%	134%	95%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$12.95	$12.15	$13.10	$14.30	$13.02	$11.62
Income from Investment Operations
Net investment income (loss)B	.06	.12	.11	.11	.12	.06
Net realized and unrealized gain (loss)	1.20	1.83	(.04)	1.28	2.28	1.46
Total from investment operations	1.26	1.95	.07	1.39	2.40	1.52
Distributions from net investment income	(.04)	(.10)	(.11)	(.12)	(.11)	(.08)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(1.02)	(.04)
Total distributions	(.54)	(1.15)	(1.02)	(2.59)	(1.12)C	(.12)
Net asset value, end of period	$13.67	$12.95	$12.15	$13.10	$14.30	$13.02
Total ReturnD,E	10.12%	17.14%	.69%	10.78%	19.66%	13.22%
Ratios to Average Net AssetsF
Expenses before reductions	.97%G	1.00%	1.10%	1.05%	1.11%	.96%G
Expenses net of fee waivers, if any	.81%G	.81%	.87%	.87%	.87%	.87%G
Expenses net of all reductions	.81%G	.81%	.87%	.87%	.87%	.86%G
Net investment income (loss)	.97%G	.96%	.93%	.88%	.90%	1.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,891	$4,118	$2,891	$2,698	$1,527	$285
Portfolio turnover rateH	178%G	151%	143%	151%	134%	95%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.89	$12.11	$13.07	$14.29	$13.50
Income from Investment Operations
Net investment income (loss)B	.06	.11	.10	.10	.07
Net realized and unrealized gain (loss)	1.18	1.82	(.04)	1.27	1.19
Total from investment operations	1.24	1.93	.06	1.37	1.26
Distributions from net investment income	(.04)	(.10)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(.41)
Total distributions	(.54)	(1.15)	(1.02)	(2.59)	(.47)
Net asset value, end of period	$13.59	$12.89	$12.11	$13.07	$14.29
Total ReturnC,D	10.01%	17.03%	.61%	10.62%	9.50%
Ratios to Average Net AssetsE
Expenses before reductions	1.06%F	1.10%	1.20%	1.14%	1.19%F
Expenses net of fee waivers, if any	.90%F	.90%	.97%	.97%	.97%F
Expenses net of all reductions	.90%F	.90%	.97%	.97%	.97%F
Net investment income (loss)	.88%F	.87%	.83%	.78%	.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$148	$135	$122	$121	$109
Portfolio turnover rateG	178%F	151%	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.87	$12.10	$13.06	$14.27	$13.50
Income from Investment Operations
Net investment income (loss)B	.04	.08	.07	.07	.05
Net realized and unrealized gain (loss)	1.19	1.81	(.04)	1.28	1.18
Total from investment operations	1.23	1.89	.03	1.35	1.23
Distributions from net investment income	(.03)	(.07)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(.41)
Total distributions	(.53)	(1.12)	(.99)	(2.56)	(.46)C
Net asset value, end of period	$13.57	$12.87	$12.10	$13.06	$14.27
Total ReturnD,E	9.91%	16.66%	.36%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.32%G	1.35%	1.45%	1.39%	1.45%G
Expenses net of fee waivers, if any	1.15%G	1.15%	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.15%	1.22%	1.22%	1.22%G
Net investment income (loss)	.63%G	.62%	.58%	.53%	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$147	$134	$121	$121	$109
Portfolio turnover rateH	178%G	151%	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options contracts, foreign currency transactions, market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,404,695
Gross unrealized depreciation	(616,077)
Net unrealized appreciation (depreciation)	$16,788,618
Tax cost	$51,387,211

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$98,677	$130,094
Written Options	3,576	(1,337)
Total	$102,253	$128,757

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $54,513,782 and $57,971,723, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .59% of the Fund's average net assets.

Sub-Advisers. AllianceBernstein, L.P. (AB), First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc. and FIAM LLC (an affiliate of the investment adviser) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Oppenheimer Funds, Inc., Boston Partners Global Investors, Inc., T. Rowe Price Associates, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Subsequent to period end, First Eagle Investment Management, LLC no longer manages a portion of the Fund's assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$173	$173

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Multi-Manager	$28,618.09
Class L	67.10
Class N	67.10
	$28,752

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $54 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $95 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.90%	$49,183
Class F	.81%	3,453
Class L	.90%	115
Class N	1.15%	114

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2017	Year ended May 31, 2017
From net investment income
Core Multi-Manager	$199,358	$443,816
Class F	13,825	26,230
Class L	460	1,027
Class N	322	721
Total	$213,965	$471,794
From net realized gain
Core Multi-Manager	$2,242,771	$4,552,626
Class F	155,534	261,588
Class L	5,179	10,549
Class N	5,141	10,492
Total	$2,408,625	$4,835,255

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2017	Year ended May 31, 2017	Six months ended November 30, 2017	Year ended May 31, 2017
Core Multi-Manager
Shares sold	41,635	141,085	$534,268	$1,713,629
Reinvestment of distributions	196,629	422,177	2,442,129	4,996,442
Shares redeemed	(53,346)	(366,148)	(691,071)	(4,350,140)
Net increase (decrease)	184,918	197,114	$2,285,326	$2,359,931
Class F
Shares sold	92,459	139,459	$1,203,921	$1,705,384
Reinvestment of distributions	13,570	24,215	169,359	287,818
Shares redeemed	(66,150)	(83,486)	(859,863)	(1,027,313)
Net increase (decrease)	39,879	80,188	$513,417	$965,889
Class L
Reinvestment of distributions	454	978	5,639	11,576
Shares redeemed	–	(578)	–	(6,762)
Net increase (decrease)	454	400	$5,639	$4,814
Class N
Reinvestment of distributions	440	948	5,463	11,213
Shares redeemed	–	(575)	–	(6,716)
Net increase (decrease)	440	373	$5,463	$4,497

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Core Multi-Manager	.90%
Actual		$1,000.00	$1,100.10	$4.74
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.81%
Actual		$1,000.00	$1,101.20	$4.27
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class L	.90%
Actual		$1,000.00	$1,100.10	$4.74
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,099.10	$6.05
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management LLC, Boston Partners Global Investors, Inc. (formerly Robeco Investment Management, Inc.), Brandywine Global Investment Management LLC, ClariVest Asset Management LLC, FIAM LLC, First Eagle Investment Management, LLC, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company, OppenheimerFunds, Inc., T. Rowe Price Associates, Inc., and Waddell & Reed Investment Management Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the retail class had out-performed 50%, 62%, and 50% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.81% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of Class F were below, the total expenses of each of the retail class and Class L were equal to, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

On September 6, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with LSV Asset Management (LSV) and First Eagle Investment Management (First Eagle for the fund (the Amended Sub-Advisory Agreements), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to each of LSV and First Eagle, on behalf of the fund. The terms of each Amended Sub-Advisory Agreement are identical to those of the existing respective sub-advisory agreement with each sub-adviser, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each respective Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV and First Eagle, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting and throughout the year. The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreements would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule with LSV will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to LSV at this time. The Board considered that to the extent Strategic Advisers allocates assets of the fund to LSV in the future, the new fee schedule under the Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to LSV, on behalf of the fund, compared to the fees that would be paid under current sub-advisory agreement. The Board also considered that the new fee schedule with First Eagle is expected to lower the amount of fees paid by Strategic Advisers to First Eagle on behalf of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund, the Amended Sub-Advisory Agreement with First Eagle has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. The Board also considered that each Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that each Amended Sub-Advisory Agreement, like the current sub-advisory agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV and First Eagle as assets allocated to each sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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MMC-L-MMC-N-SANN-0118
1.9585622.104

Strategic Advisers® Core Multi-Manager Fund Class F Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.6	2.6
Apple, Inc.	3.2	3.1
Alphabet, Inc. Class C	2.8	3.1
Bank of America Corp.(a)	2.0	1.7
Citigroup, Inc.(a)	1.9	1.3
Northrop Grumman Corp.	1.7	1.5
Chevron Corp.	1.6	0.7
PepsiCo, Inc.	1.6	2.1
Air Products & Chemicals, Inc.	1.5	0.4
EOG Resources, Inc.	1.5	0.8
	21.4

 (a) Security or a portion of the security is pledged as collateral for call options written.

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.4	22.5
Financials	12.5	11.6
Consumer Discretionary	11.6	13.3
Industrials	9.2	11.1
Health Care	9.1	11.6

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	88.0%
Sector Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	11.2%

As of May 31, 2017
Common Stocks	93.5%
Sector Funds	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.6%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
Delphi Automotive PLC	1,123	$117,544
Automobiles - 0.3%
Ford Motor Co.	14,240	178,285
General Motors Co.	345	14,866
		193,151
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	1,735	113,885
Hilton Worldwide Holdings, Inc.	1,658	128,594
McDonald's Corp.	4,626	795,533
MGM Mirage, Inc.	8,127	277,293
Norwegian Cruise Line Holdings Ltd. (a)	1,713	92,776
		1,408,081
Household Durables - 0.4%
Lennar Corp. Class A	2,874	180,430
Toll Brothers, Inc.	2,002	100,761
		281,191
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. (a)	540	635,445
Expedia, Inc.	839	102,778
Priceline Group, Inc. (a)	105	182,670
		920,893
Media - 3.9%
CBS Corp. Class B	3,029	169,806
Charter Communications, Inc. Class A (a)	622	202,903
Comcast Corp. Class A	19,440	729,778
DISH Network Corp. Class A (a)	2,766	140,098
The Walt Disney Co.	4,328	453,661
Time Warner, Inc.	3,142	287,524
Twenty-First Century Fox, Inc. Class A	21,806	696,484
Viacom, Inc. Class B (non-vtg.)	308	8,723
		2,688,977
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	1,786	183,529
Target Corp.	2,759	165,264
		348,793
Specialty Retail - 2.4%
Home Depot, Inc.	4,012	721,438
Lowe's Companies, Inc. (b)	5,061	421,936
O'Reilly Automotive, Inc. (a)	1,252	295,735
Ross Stores, Inc.	1,131	85,990
TJX Companies, Inc.	2,230	168,477
		1,693,576
Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc. (a)	695	46,537
NIKE, Inc. Class B	5,890	355,874
		402,411

TOTAL CONSUMER DISCRETIONARY		8,054,617

CONSUMER STAPLES - 6.3%
Beverages - 2.4%
Coca-Cola European Partners PLC	3,904	152,217
Constellation Brands, Inc. Class A (sub. vtg.)	497	108,142
Molson Coors Brewing Co. Class B	2,289	178,771
PepsiCo, Inc.	9,626	1,121,622
The Coca-Cola Co.	2,781	127,286
		1,688,038
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	84	15,492
CVS Health Corp.	1,050	80,430
Kroger Co.	2,533	65,503
Wal-Mart Stores, Inc.	2,671	259,701
Walgreens Boots Alliance, Inc.	2,341	170,331
		591,457
Food Products - 0.8%
General Mills, Inc.	1,530	86,537
Mondelez International, Inc.	7,716	331,325
The Kraft Heinz Co.	1,784	145,164
		563,026
Household Products - 0.8%
Clorox Co.	798	111,153
Colgate-Palmolive Co.	3,475	251,764
Procter & Gamble Co.	1,684	151,543
Reckitt Benckiser Group PLC	92	8,076
		522,536
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	1,952	243,668
Unilever NV (NY Reg.)	455	26,272
		269,940
Tobacco - 1.0%
Altria Group, Inc.	4,221	286,310
British American Tobacco PLC sponsored ADR	485	30,861
Philip Morris International, Inc.	3,739	384,182
		701,353

TOTAL CONSUMER STAPLES		4,336,350

ENERGY - 6.6%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	242	7,195
Schlumberger Ltd.	3,137	197,160
		204,355
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	3,414	164,179
Apache Corp.	1,350	56,471
Chevron Corp.	9,581	1,140,043
Concho Resources, Inc. (a)	1,289	180,280
ConocoPhillips Co.	3,658	186,119
Diamondback Energy, Inc. (a)	1,728	188,888
EOG Resources, Inc.	10,289	1,052,770
EQT Corp.	2,069	123,312
Exxon Mobil Corp.	132	10,994
Imperial Oil Ltd.	1,413	43,590
Kinder Morgan, Inc.	3,906	67,300
Occidental Petroleum Corp.	7,485	527,693
Phillips 66 Co.	277	27,024
Pioneer Natural Resources Co.	1,882	293,667
Suncor Energy, Inc.	4,190	145,334
The Williams Companies, Inc.	4,122	119,744
Valero Energy Corp.	322	27,570
		4,354,978

TOTAL ENERGY		4,559,333

FINANCIALS - 12.5%
Banks - 7.3%
Bank of America Corp. (b)	49,198	1,385,908
Citigroup, Inc. (b)	17,088	1,290,144
JPMorgan Chase & Co. (b)	8,385	876,400
PNC Financial Services Group, Inc.	707	99,376
SVB Financial Group (a)	770	175,283
U.S. Bancorp	10,498	578,965
Wells Fargo & Co.	11,788	665,668
		5,071,744
Capital Markets - 2.4%
Bank of New York Mellon Corp.	4,450	243,593
Charles Schwab Corp. (b)	7,429	362,461
Goldman Sachs Group, Inc.	140	34,670
IntercontinentalExchange, Inc.	3,408	243,502
KKR & Co. LP	9,888	196,969
Morgan Stanley (b)	7,650	394,817
State Street Corp.	1,588	151,416
		1,627,428
Consumer Finance - 0.4%
Capital One Financial Corp.	2,971	273,332
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	3,140	606,051
Voya Financial, Inc.	2,143	94,721
		700,772
Insurance - 1.4%
American International Group, Inc.	4,142	248,354
Arthur J. Gallagher & Co.	337	22,185
Athene Holding Ltd.	2,252	108,254
Chubb Ltd.	1,245	189,377
Marsh & McLennan Companies, Inc.	385	32,313
MetLife, Inc.	3,447	185,035
Progressive Corp.	3,359	178,632
		964,150

TOTAL FINANCIALS		8,637,426

HEALTH CARE - 9.1%
Biotechnology - 1.9%
AbbVie, Inc.	3,407	330,206
Alexion Pharmaceuticals, Inc. (a)	366	40,190
Amgen, Inc.	759	133,326
Biogen, Inc. (a)	637	205,222
BioMarin Pharmaceutical, Inc. (a)	655	56,199
Celgene Corp. (a)	2,058	207,508
Gilead Sciences, Inc.	304	22,733
Intercept Pharmaceuticals, Inc. (a)	200	12,282
Regeneron Pharmaceuticals, Inc. (a)	54	19,540
Vertex Pharmaceuticals, Inc. (a)	1,720	248,179
		1,275,385
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	3,725	209,978
Becton, Dickinson & Co.	24	5,477
Boston Scientific Corp. (a)	11,570	304,060
Danaher Corp.	216	20,382
Medtronic PLC	2,258	185,450
Zimmer Biomet Holdings, Inc.	890	104,219
		829,566
Health Care Providers & Services - 2.2%
Aetna, Inc.	706	127,207
AmerisourceBergen Corp.	936	79,392
Anthem, Inc.	232	54,511
Cardinal Health, Inc.	352	20,835
Cigna Corp.	1,052	222,740
Express Scripts Holding Co. (a)	198	12,906
Humana, Inc.	822	214,427
McKesson Corp.	411	60,721
UnitedHealth Group, Inc.	3,251	741,781
		1,534,520
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	2,154	149,143
Pharmaceuticals - 3.6%
Allergan PLC	1,636	284,386
AstraZeneca PLC sponsored ADR	640	21,037
Bayer AG	85	10,850
Bristol-Myers Squibb Co.	3,844	242,902
Eli Lilly & Co.	6,192	524,091
GlaxoSmithKline PLC sponsored ADR	3,083	108,090
Johnson & Johnson	4,159	579,473
Merck & Co., Inc.	948	52,396
Novartis AG sponsored ADR	133	11,411
Pfizer, Inc.	11,629	421,668
Sanofi SA	267	24,356
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,623	24,053
Zoetis, Inc. Class A	2,368	171,183
		2,475,896

TOTAL HEALTH CARE		6,264,510

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.3%
General Dynamics Corp.	1,016	210,475
Northrop Grumman Corp.	3,873	1,190,560
The Boeing Co.	156	43,181
United Technologies Corp.	1,096	133,109
		1,577,325
Air Freight & Logistics - 0.2%
FedEx Corp.	148	34,256
United Parcel Service, Inc. Class B	791	96,067
		130,323
Airlines - 0.5%
Delta Air Lines, Inc.	6,549	346,573
Building Products - 0.5%
Allegion PLC	2,335	196,467
Masco Corp.	3,470	148,898
		345,365
Electrical Equipment - 0.3%
Eaton Corp. PLC	2,310	179,672
Industrial Conglomerates - 1.5%
General Electric Co.	17,535	320,715
Honeywell International, Inc.	4,754	741,434
		1,062,149
Machinery - 2.1%
Caterpillar, Inc.	3,458	488,097
Deere & Co.	2,134	319,801
Ingersoll-Rand PLC	3,634	318,411
Stanley Black & Decker, Inc.	2,006	340,278
		1,466,587
Road & Rail - 1.8%
CSX Corp.	1,362	75,932
Norfolk Southern Corp.	5,384	746,384
Union Pacific Corp.	3,266	413,149
		1,235,465

TOTAL INDUSTRIALS		6,343,459

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 0.8%
Cisco Systems, Inc.	13,934	519,738
Internet Software & Services - 5.4%
Alphabet, Inc.:
Class A (a)	697	722,210
Class C (a)	1,904	1,944,765
eBay, Inc. (a)	2,910	100,890
Facebook, Inc. Class A (a)	5,591	990,613
Velti PLC (a)(c)	976	1
		3,758,479
IT Services - 2.7%
Accenture PLC Class A	1,849	273,670
Cognizant Technology Solutions Corp. Class A	3,290	237,801
IBM Corp.	1,615	248,662
MasterCard, Inc. Class A	428	64,401
PayPal Holdings, Inc. (a)	1,116	84,515
Visa, Inc. Class A	7,272	818,754
WEX, Inc. (a)	1,136	146,226
		1,874,029
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	1,394	120,037
Broadcom Ltd.	1,993	553,934
Intel Corp.	4,109	184,248
Microchip Technology, Inc.	1,677	145,882
NVIDIA Corp.	1,066	213,957
NXP Semiconductors NV (a)	2,190	248,324
Qualcomm, Inc.	5,155	341,983
Texas Instruments, Inc.	7,001	681,127
		2,489,492
Software - 4.7%
Activision Blizzard, Inc.	2,319	144,706
Adobe Systems, Inc. (a)	1,741	315,939
Microsoft Corp.	29,787	2,507,166
Oracle Corp.	1,359	66,673
Salesforce.com, Inc. (a)	57	5,946
SAP SE sponsored ADR	158	17,909
Take-Two Interactive Software, Inc. (a)	1,062	118,466
Workday, Inc. Class A (a)	729	75,087
		3,251,892
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	12,791	2,198,133

TOTAL INFORMATION TECHNOLOGY		14,091,763

MATERIALS - 5.9%
Chemicals - 5.5%
Air Products & Chemicals, Inc.	6,536	1,065,629
Axalta Coating Systems Ltd.	933	29,539
DowDuPont, Inc.	13,314	958,075
Eastman Chemical Co.	2,322	214,483
LyondellBasell Industries NV Class A	534	55,910
Monsanto Co.	553	65,442
Potash Corp. of Saskatchewan, Inc.	31,397	616,186
PPG Industries, Inc.	70	8,180
Praxair, Inc.	4,965	764,213
		3,777,657
Construction Materials - 0.1%
Vulcan Materials Co.	628	78,908
Containers & Packaging - 0.3%
Berry Global Group, Inc. (a)	1,912	114,280
WestRock Co.	2,052	128,065
		242,345
Metals & Mining - 0.0%
BHP Billiton Ltd. sponsored ADR	100	4,155

TOTAL MATERIALS		4,103,065

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	102	14,681
AvalonBay Communities, Inc.	930	168,637
Crown Castle International Corp.	7,805	881,965
Public Storage	44	9,377
Vornado Realty Trust	1,971	152,989
		1,227,649
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	9,574	487,221
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	4,185	255,578

TOTAL TELECOMMUNICATION SERVICES		742,799

UTILITIES - 3.5%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	2,068	160,539
Exelon Corp.	1,617	67,445
Fortis, Inc.	3,890	143,152
Fortis, Inc.	7,481	275,431
NextEra Energy, Inc.	4,750	750,690
PG&E Corp.	4,207	228,188
PPL Corp.	13,002	476,783
Xcel Energy, Inc.	4,596	237,200
		2,339,428
Multi-Utilities - 0.1%
CMS Energy Corp.	2,401	119,810

TOTAL UTILITIES		2,459,238

TOTAL COMMON STOCKS
(Cost $43,895,085)		60,820,209

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)	151	5,094
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A 6.125%	156	9,438
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,040)		14,532

Equity Funds - 0.8%
Sector Funds - 0.8%
iShares NASDAQ Biotechnology Index ETF	1,300	410,488
SPDR S&P Biotech ETF	2,096	174,366
TOTAL EQUITY FUNDS
(Cost $540,340)		584,854
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.26% 12/14/17 to 3/1/18 (e)
(Cost $199,490)	$200,000	199,491
	Shares

Money Market Funds - 9.3%
Invesco Government & Agency Portfolio Institutional Class 0.98% (f)
(Cost $6,389,312)	6,389,312	6,389,312
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $51,039,267)		68,008,398
NET OTHER ASSETS (LIABILITIES) - 1.6%		1,081,659
NET ASSETS - 100%		$69,090,057

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Bank of America Corp.	Chicago Board Options Exchange	12	$33,804	$28.00	12/15/17	$(876)
Citigroup, Inc.	Chicago Board Options Exchange	3	22,650	77.50	12/15/17	(185)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1	10,452	100.00	12/15/17	(490)
Lowe's Companies, Inc.	Chicago Board Options Exchange	1	8,337	85.00	1/19/18	(164)
Morgan Stanley	Chicago Board Options Exchange	1	5,161	50.00	12/15/17	(201)
The Charles Schwab Corp.	Chicago Board Options Exchange	1	4,879	46.00	12/15/17	(307)
TOTAL WRITTEN OPTIONS						$(2,223)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	47	Dec. 2017	$6,222,565	$168,679	$168,679

The notional amount of futures purchased as a percentage of Net Assets is 9.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $85,283.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,095 or 0.0% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,491.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,059,711	$8,054,617	$--	$5,094
Consumer Staples	4,336,350	4,328,274	8,076	--
Energy	4,559,333	4,559,333	--	--
Financials	8,637,426	8,637,426	--	--
Health Care	6,273,948	6,229,304	44,644	--
Industrials	6,343,459	6,343,459	--	--
Information Technology	14,091,763	14,091,763	--	--
Materials	4,103,065	4,103,065	--	--
Real Estate	1,227,649	1,227,649	--	--
Telecommunication Services	742,799	742,799	--	--
Utilities	2,459,238	2,459,238	--	--
Equity Funds	584,854	584,854	--	--
Other Short-Term Investments	199,491	--	199,491	--
Money Market Funds	6,389,312	6,389,312	--	--
Total Investments in Securities:	$68,008,398	$67,751,093	$252,211	$5,094
Derivative Instruments:
Assets
Futures Contracts	$168,679	$168,679	$--	$--
Total Assets	$168,679	$168,679	$--	$--
Liabilities
Written Options	$(2,223)	$(2,223)	$--	$--
Total Liabilities	$(2,223)	$(2,223)	$--	$--
Total Derivative Instruments:	$166,456	$166,456	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$168,679	$0
Written Options(b)	0	(2,223)
Total Equity Risk	168,679	(2,223)
Total Value of Derivatives	$168,679	$(2,223)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $51,039,267)		$68,008,398
Cash		2,462
Receivable for investments sold		1,529,621
Receivable for fund shares sold		17,119
Dividends receivable		127,116
Interest receivable		2,668
Receivable for daily variation margin on futures contracts		48,095
Prepaid expenses		121
Receivable from investment adviser for expense reductions		4,754
Other receivables		1,202
Total assets		69,741,556
Liabilities
Payable for investments purchased	$569,312
Payable for fund shares redeemed	4,579
Accrued management fee	33,185
Distribution and service plan fees payable	30
Written options, at value (premium received $975)	2,223
Other affiliated payables	6,929
Other payables and accrued expenses	35,241
Total liabilities		651,499
Net Assets		$69,090,057
Net Assets consist of:
Paid in capital		$48,630,037
Undistributed net investment income		284,721
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,038,813
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,136,486
Net Assets		$69,090,057
Core Multi-Manager:
Net Asset Value, offering price and redemption price per share ($63,903,960 ÷ 4,702,939 shares)		$13.59
Class F:
Net Asset Value, offering price and redemption price per share ($4,890,862 ÷ 357,901 shares)		$13.67
Class L:
Net Asset Value, offering price and redemption price per share ($148,362 ÷ 10,917 shares)		$13.59
Class N:
Net Asset Value, offering price and redemption price per share ($146,873 ÷ 10,825 shares)		$13.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$561,775
Interest		15,599
Total income		577,374
Expenses
Management fee	$193,358
Transfer agent fees	28,752
Distribution and service plan fees	173
Accounting fees and expenses	12,643
Custodian fees and expenses	36,594
Independent trustees' fees and expenses	418
Registration fees	39,056
Audit	30,871
Legal	1,524
Miscellaneous	296
Total expenses before reductions	343,685
Expense reductions	(52,883)	290,802
Net investment income (loss)		286,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,275,272
Foreign currency transactions	391
Futures contracts	98,677
Written options	3,576
Total net realized gain (loss)		3,377,916
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,501,650
Assets and liabilities in foreign currencies	(57)
Futures contracts	130,094
Written options	(1,337)
Total change in net unrealized appreciation (depreciation)		2,630,350
Net gain (loss)		6,008,266
Net increase (decrease) in net assets resulting from operations		$6,294,838

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$286,572	$508,107
Net realized gain (loss)	3,377,916	4,700,672
Change in net unrealized appreciation (depreciation)	2,630,350	3,907,295
Net increase (decrease) in net assets resulting from operations	6,294,838	9,116,074
Distributions to shareholders from net investment income	(213,965)	(471,794)
Distributions to shareholders from net realized gain	(2,408,625)	(4,835,255)
Total distributions	(2,622,590)	(5,307,049)
Share transactions - net increase (decrease)	2,809,845	3,335,131
Total increase (decrease) in net assets	6,482,093	7,144,156
Net Assets
Beginning of period	62,607,964	55,463,808
End of period	$69,090,057	$62,607,964
Other Information
Undistributed net investment income end of period	$284,721	$212,114

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Core Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$12.89	$12.11	$13.07	$14.28	$13.02	$10.61
Income from Investment Operations
Net investment income (loss)A	.06	.11	.10	.10	.11	.13
Net realized and unrealized gain (loss)	1.18	1.82	(.04)	1.28	2.27	2.60
Total from investment operations	1.24	1.93	.06	1.38	2.38	2.73
Distributions from net investment income	(.04)	(.10)	(.11)	(.12)	(.11)	(.12)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(1.02)	(.20)
Total distributions	(.54)	(1.15)	(1.02)	(2.59)	(1.12)B	(.32)
Net asset value, end of period	$13.59	$12.89	$12.11	$13.07	$14.28	$13.02
Total ReturnC,D	10.01%	17.03%	.61%	10.70%	19.49%	26.33%
Ratios to Average Net AssetsE
Expenses before reductions	1.06%F	1.10%	1.20%	1.14%	1.21%	1.03%
Expenses net of fee waivers, if any	.90%F	.90%	.97%	.97%	.97%	.97%
Expenses net of all reductions	.90%F	.90%	.97%	.97%	.97%	.96%
Net investment income (loss)	.88%F	.87%	.84%	.78%	.80%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$63,904	$58,221	$52,330	$60,606	$60,938	$67,623
Portfolio turnover rateG	178%F	151%	143%	151%	134%	95%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.12 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $1.015 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013A
Selected Per–Share Data
Net asset value, beginning of period	$12.95	$12.15	$13.10	$14.30	$13.02	$11.62
Income from Investment Operations
Net investment income (loss)B	.06	.12	.11	.11	.12	.06
Net realized and unrealized gain (loss)	1.20	1.83	(.04)	1.28	2.28	1.46
Total from investment operations	1.26	1.95	.07	1.39	2.40	1.52
Distributions from net investment income	(.04)	(.10)	(.11)	(.12)	(.11)	(.08)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(1.02)	(.04)
Total distributions	(.54)	(1.15)	(1.02)	(2.59)	(1.12)C	(.12)
Net asset value, end of period	$13.67	$12.95	$12.15	$13.10	$14.30	$13.02
Total ReturnD,E	10.12%	17.14%	.69%	10.78%	19.66%	13.22%
Ratios to Average Net AssetsF
Expenses before reductions	.97%G	1.00%	1.10%	1.05%	1.11%	.96%G
Expenses net of fee waivers, if any	.81%G	.81%	.87%	.87%	.87%	.87%G
Expenses net of all reductions	.81%G	.81%	.87%	.87%	.87%	.86%G
Net investment income (loss)	.97%G	.96%	.93%	.88%	.90%	1.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,891	$4,118	$2,891	$2,698	$1,527	$285
Portfolio turnover rateH	178%G	151%	143%	151%	134%	95%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.12 per share is comprised of distributions from net investment income of $.109 and distributions from net realized gain of $1.015 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.89	$12.11	$13.07	$14.29	$13.50
Income from Investment Operations
Net investment income (loss)B	.06	.11	.10	.10	.07
Net realized and unrealized gain (loss)	1.18	1.82	(.04)	1.27	1.19
Total from investment operations	1.24	1.93	.06	1.37	1.26
Distributions from net investment income	(.04)	(.10)	(.11)	(.12)	(.06)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(.41)
Total distributions	(.54)	(1.15)	(1.02)	(2.59)	(.47)
Net asset value, end of period	$13.59	$12.89	$12.11	$13.07	$14.29
Total ReturnC,D	10.01%	17.03%	.61%	10.62%	9.50%
Ratios to Average Net AssetsE
Expenses before reductions	1.06%F	1.10%	1.20%	1.14%	1.19%F
Expenses net of fee waivers, if any	.90%F	.90%	.97%	.97%	.97%F
Expenses net of all reductions	.90%F	.90%	.97%	.97%	.97%F
Net investment income (loss)	.88%F	.87%	.83%	.78%	.90%F
Supplemental Data
Net assets, end of period (000 omitted)	$148	$135	$122	$121	$109
Portfolio turnover rateG	178%F	151%	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Core Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$12.87	$12.10	$13.06	$14.27	$13.50
Income from Investment Operations
Net investment income (loss)B	.04	.08	.07	.07	.05
Net realized and unrealized gain (loss)	1.19	1.81	(.04)	1.28	1.18
Total from investment operations	1.23	1.89	.03	1.35	1.23
Distributions from net investment income	(.03)	(.07)	(.08)	(.09)	(.06)
Distributions from net realized gain	(.50)	(1.05)	(.91)	(2.47)	(.41)
Total distributions	(.53)	(1.12)	(.99)	(2.56)	(.46)C
Net asset value, end of period	$13.57	$12.87	$12.10	$13.06	$14.27
Total ReturnD,E	9.91%	16.66%	.36%	10.43%	9.32%
Ratios to Average Net AssetsF
Expenses before reductions	1.32%G	1.35%	1.45%	1.39%	1.45%G
Expenses net of fee waivers, if any	1.15%G	1.15%	1.22%	1.22%	1.22%G
Expenses net of all reductions	1.15%G	1.15%	1.22%	1.22%	1.22%G
Net investment income (loss)	.63%G	.62%	.58%	.53%	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$147	$134	$121	$121	$109
Portfolio turnover rateH	178%G	151%	143%	151%	134%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.405 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Core Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures and options contracts, foreign currency transactions, market discount, deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,404,695
Gross unrealized depreciation	(616,077)
Net unrealized appreciation (depreciation)	$16,788,618
Tax cost	$51,387,211

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts and exchange-traded options are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	$98,677	$130,094
Written Options	3,576	(1,337)
Total	$102,253	$128,757

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded and OTC written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $54,513,782 and $57,971,723, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .59% of the Fund's average net assets.

Sub-Advisers. AllianceBernstein, L.P. (AB), First Eagle Investment Management, LLC, J.P. Morgan Investment Management, Inc. and FIAM LLC (an affiliate of the investment adviser) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC, ClariVest Asset Management LLC, Geode Capital Management, LLC, Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company (MFS), Oppenheimer Funds, Inc., Boston Partners Global Investors, Inc., T. Rowe Price Associates, Inc. and Waddell & Reed Investment Management Co. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Subsequent to period end, First Eagle Investment Management, LLC no longer manages a portion of the Fund's assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$173	$173

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Multi-Manager	$28,618.09
Class L	67.10
Class N	67.10
	$28,752

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $54 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $95 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Core Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Multi-Manager	.90%	$49,183
Class F	.81%	3,453
Class L	.90%	115
Class N	1.15%	114

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2017	Year ended May 31, 2017
From net investment income
Core Multi-Manager	$199,358	$443,816
Class F	13,825	26,230
Class L	460	1,027
Class N	322	721
Total	$213,965	$471,794
From net realized gain
Core Multi-Manager	$2,242,771	$4,552,626
Class F	155,534	261,588
Class L	5,179	10,549
Class N	5,141	10,492
Total	$2,408,625	$4,835,255

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2017	Year ended May 31, 2017	Six months ended November 30, 2017	Year ended May 31, 2017
Core Multi-Manager
Shares sold	41,635	141,085	$534,268	$1,713,629
Reinvestment of distributions	196,629	422,177	2,442,129	4,996,442
Shares redeemed	(53,346)	(366,148)	(691,071)	(4,350,140)
Net increase (decrease)	184,918	197,114	$2,285,326	$2,359,931
Class F
Shares sold	92,459	139,459	$1,203,921	$1,705,384
Reinvestment of distributions	13,570	24,215	169,359	287,818
Shares redeemed	(66,150)	(83,486)	(859,863)	(1,027,313)
Net increase (decrease)	39,879	80,188	$513,417	$965,889
Class L
Reinvestment of distributions	454	978	5,639	11,576
Shares redeemed	–	(578)	–	(6,762)
Net increase (decrease)	454	400	$5,639	$4,814
Class N
Reinvestment of distributions	440	948	5,463	11,213
Shares redeemed	–	(575)	–	(6,716)
Net increase (decrease)	440	373	$5,463	$4,497

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Core Multi-Manager	.90%
Actual		$1,000.00	$1,100.10	$4.74
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.81%
Actual		$1,000.00	$1,101.20	$4.27
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class L	.90%
Actual		$1,000.00	$1,100.10	$4.74
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,099.10	$6.05
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Core Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Alliance Bernstein L.P. (AB), Aristotle Capital Management LLC, Boston Partners Global Investors, Inc. (formerly Robeco Investment Management, Inc.), Brandywine Global Investment Management LLC, ClariVest Asset Management LLC, FIAM LLC, First Eagle Investment Management, LLC, J.P. Morgan Investment Management Inc., Loomis Sayles & Company, L.P., LSV Asset Management, Massachusetts Financial Services Company, OppenheimerFunds, Inc., T. Rowe Price Associates, Inc., and Waddell & Reed Investment Management Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Core Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the retail class had out-performed 50%, 62%, and 50% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.05% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.81% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Core Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of Class F were below, the total expenses of each of the retail class and Class L were equal to, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that certain of the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees under such contracts would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

On September 6, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with LSV Asset Management (LSV) and First Eagle Investment Management (First Eagle for the fund (the Amended Sub-Advisory Agreements), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to each of LSV and First Eagle, on behalf of the fund. The terms of each Amended Sub-Advisory Agreement are identical to those of the existing respective sub-advisory agreement with each sub-adviser, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each respective Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV and First Eagle, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting and throughout the year. The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreements would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule with LSV will not result in any changes to the fund's total management fee or total fund expenses because Strategic Advisers has not allocated any assets of the fund to LSV at this time. The Board considered that to the extent Strategic Advisers allocates assets of the fund to LSV in the future, the new fee schedule under the Amended Sub-Advisory Agreement would result in lower fees to be paid by Strategic Advisers to LSV, on behalf of the fund, compared to the fees that would be paid under current sub-advisory agreement. The Board also considered that the new fee schedule with First Eagle is expected to lower the amount of fees paid by Strategic Advisers to First Eagle on behalf of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund, the Amended Sub-Advisory Agreement with First Eagle has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. The Board also considered that each Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to each sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that each Amended Sub-Advisory Agreement, like the current sub-advisory agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV and First Eagle as assets allocated to each sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Strategic Advisers® Growth Multi-Manager Fund Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Blue Chip Growth Fund	5.2	5.4
Fidelity SAI U.S. Quality Index Fund	4.9	5.2
Facebook, Inc. Class A	4.0	4.1
Amazon.com, Inc.	3.8	3.9
Apple, Inc.	3.5	3.6
Microsoft Corp.	3.4	3.3
Alphabet, Inc. Class C	2.3	2.4
Alphabet, Inc. Class A	2.1	2.2
Visa, Inc. Class A	1.9	1.6
Alibaba Group Holding Ltd. sponsored ADR	1.4	1.1
	32.5

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.5	33.2
Consumer Discretionary	12.7	14.7
Health Care	11.3	12.8
Industrials	9.0	7.8
Consumer Staples	7.4	7.8

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	80.9%
Large Growth Funds	10.1%
Short-Term Investments and Net Other Assets (Liabilities)	9.0%

As of May 31, 2017
Common Stocks	84.1%
Large Growth Funds	10.6%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.7%
Lear Corp.	2,888	$522,410
Automobiles - 0.3%
Thor Industries, Inc.	1,690	259,500
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	1,428	93,734
Domino's Pizza, Inc.	1,564	291,154
Marriott International, Inc. Class A	2,546	323,342
McDonald's Corp.	2,845	489,255
Norwegian Cruise Line Holdings Ltd. (a)	614	33,254
Royal Caribbean Cruises Ltd.	1,819	225,338
Starbucks Corp.	3,368	194,738
Wyndham Worldwide Corp.	2,041	229,388
Yum China Holdings, Inc.	4,979	203,293
Yum! Brands, Inc.	3,782	315,684
		2,399,180
Household Durables - 0.7%
D.R. Horton, Inc.	7,193	366,843
Mohawk Industries, Inc. (a)	543	153,457
		520,300
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	2,443	2,874,800
Priceline Group, Inc. (a)	200	347,942
		3,222,742
Media - 0.9%
Comcast Corp. Class A	17,733	665,697
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,596	164,005
Specialty Retail - 2.2%
Best Buy Co., Inc.	4,194	250,004
Home Depot, Inc.	4,724	849,470
Michaels Companies, Inc. (a)	7,149	154,418
Ross Stores, Inc.	3,778	287,241
TJX Companies, Inc.	1,848	139,616
		1,680,749
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	1,985	267,082

TOTAL CONSUMER DISCRETIONARY		9,701,665

CONSUMER STAPLES - 7.4%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	1,919	417,555
Monster Beverage Corp. (a)	10,359	649,199
PepsiCo, Inc.	7,403	862,598
The Coca-Cola Co.	9,555	437,332
		2,366,684
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	2,098	386,934
CVS Health Corp.	1,404	107,546
Wal-Mart Stores, Inc.	3,370	327,665
		822,145
Food Products - 2.1%
Archer Daniels Midland Co.	1,791	71,425
Danone SA sponsored ADR	30,585	518,263
Ingredion, Inc.	1,160	160,637
Pinnacle Foods, Inc.	2,665	155,183
The Hershey Co.	1,855	205,775
Tyson Foods, Inc. Class A	5,501	452,457
		1,563,740
Household Products - 0.5%
Procter & Gamble Co.	4,631	416,744
Tobacco - 0.6%
Altria Group, Inc.	4,070	276,068
Philip Morris International, Inc.	1,989	204,370
		480,438

TOTAL CONSUMER STAPLES		5,649,751

ENERGY - 0.8%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	7,083	445,167
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp.	1,665	142,557

TOTAL ENERGY		587,724

FINANCIALS - 3.4%
Banks - 0.3%
Bank of America Corp.	4,030	113,525
Zions Bancorporation	2,155	106,780
		220,305
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	878	174,432
Bank of New York Mellon Corp.	4,240	232,098
FactSet Research Systems, Inc.	1,393	278,433
SEI Investments Co.	7,207	507,085
State Street Corp.	1,560	148,746
		1,340,794
Consumer Finance - 0.6%
American Express Co.	2,397	234,211
Discover Financial Services	3,508	247,665
		481,876
Insurance - 0.7%
MetLife, Inc.	3,791	203,501
Progressive Corp.	2,230	118,591
Prudential Financial, Inc.	1,614	186,966
		509,058

TOTAL FINANCIALS		2,552,033

HEALTH CARE - 11.3%
Biotechnology - 3.3%
AbbVie, Inc.	3,832	371,397
Amgen, Inc.	4,994	877,246
Biogen, Inc. (a)	1,562	503,230
Celgene Corp. (a)	4,458	449,500
Regeneron Pharmaceuticals, Inc. (a)	970	351,004
		2,552,377
Health Care Equipment & Supplies - 1.9%
Align Technology, Inc. (a)	447	116,613
Edwards Lifesciences Corp. (a)	4,852	568,654
Medtronic PLC	2,042	167,709
The Cooper Companies, Inc.	1,085	261,680
Varian Medical Systems, Inc. (a)	3,144	351,342
		1,465,998
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,684	303,423
Express Scripts Holding Co. (a)	588	38,326
HCA Holdings, Inc. (a)	2,315	196,775
Humana, Inc.	499	130,169
Laboratory Corp. of America Holdings (a)	1,646	260,512
McKesson Corp.	1,058	156,309
UnitedHealth Group, Inc.	3,899	889,635
Wellcare Health Plans, Inc. (a)	979	208,517
		2,183,666
Health Care Technology - 0.5%
Cerner Corp. (a)	4,955	350,269
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	252	57,968
Thermo Fisher Scientific, Inc.	2,244	432,553
		490,521
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	1,508	95,291
Eli Lilly & Co.	4,282	362,428
Johnson & Johnson	1,225	170,679
Merck & Co., Inc.	2,732	150,998
Novartis AG sponsored ADR	3,389	290,776
Novo Nordisk A/S Series B sponsored ADR	9,966	515,940
		1,586,112

TOTAL HEALTH CARE		8,628,943

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,057	218,968
Lockheed Martin Corp.	585	186,685
Northrop Grumman Corp.	1,152	354,125
Textron, Inc.	4,023	224,121
The Boeing Co.	3,533	977,934
United Technologies Corp.	1,900	230,755
		2,192,588
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	6,949	450,156
United Parcel Service, Inc. Class B	2,967	360,342
		810,498
Airlines - 0.4%
Copa Holdings SA Class A	954	128,017
Delta Air Lines, Inc.	2,525	133,623
		261,640
Building Products - 0.7%
Owens Corning	6,354	561,376
Electrical Equipment - 0.2%
Eaton Corp. PLC	2,320	180,450
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	792	211,630
Machinery - 2.0%
Caterpillar, Inc.	2,195	309,824
Deere & Co.	2,989	447,932
Ingersoll-Rand PLC	4,315	378,080
Oshkosh Corp.	1,865	167,925
Parker Hannifin Corp.	730	136,868
Stanley Black & Decker, Inc.	630	106,867
		1,547,496
Road & Rail - 0.6%
Kansas City Southern	383	42,950
Union Pacific Corp.	3,239	409,734
		452,684
Trading Companies & Distributors - 0.8%
United Rentals, Inc. (a)	2,945	469,669
Univar, Inc. (a)	4,901	144,383
		614,052

TOTAL INDUSTRIALS		6,832,414

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	25,502	951,225
Internet Software & Services - 10.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	5,781	1,023,699
Alphabet, Inc.:
Class A (a)	1,557	1,613,317
Class C (a)	1,737	1,774,189
Dropbox, Inc. Class B (a)(b)(c)	1,441	20,477
eBay, Inc. (a)	5,950	206,287
Facebook, Inc. Class A (a)	17,235	3,053,697
SurveyMonkey (a)(b)(c)	1,159	14,824
		7,706,490
IT Services - 5.5%
Amdocs Ltd.	896	58,500
Automatic Data Processing, Inc.	1,166	133,460
Cognizant Technology Solutions Corp. Class A	3,932	284,205
DXC Technology Co.	3,190	306,687
Fidelity National Information Services, Inc.	1,624	153,192
First Data Corp. Class A (a)	12,732	209,441
Fiserv, Inc. (a)	1,919	252,253
Global Payments, Inc.	3,610	363,022
MasterCard, Inc. Class A	2,602	391,523
Total System Services, Inc.	3,758	279,445
Vantiv, Inc. (a)	3,923	294,225
Visa, Inc. Class A	13,309	1,498,460
		4,224,413
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	794	68,371
Applied Materials, Inc.	15,541	820,099
KLA-Tencor Corp.	1,040	106,330
Lam Research Corp.	1,945	374,082
Microchip Technology, Inc.	1,895	164,846
NVIDIA Corp.	3,929	788,590
Qualcomm, Inc.	7,833	519,641
Texas Instruments, Inc.	2,605	253,440
		3,095,399
Software - 8.5%
Activision Blizzard, Inc.	3,955	246,792
Adobe Systems, Inc. (a)	3,751	680,694
Autodesk, Inc. (a)	4,955	543,564
Electronic Arts, Inc. (a)	5,328	566,633
Intuit, Inc.	2,244	352,802
Microsoft Corp.	30,670	2,581,494
Oracle Corp.	18,402	902,802
Synopsys, Inc. (a)	3,280	296,446
Take-Two Interactive Software, Inc. (a)	2,661	296,835
		6,468,062
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	15,613	2,683,094
NetApp, Inc.	6,332	357,821
		3,040,915

TOTAL INFORMATION TECHNOLOGY		25,486,504

MATERIALS - 1.8%
Chemicals - 0.9%
FMC Corp.	2,603	245,723
LyondellBasell Industries NV Class A	2,534	265,310
Monsanto Co.	1,429	169,108
		680,141
Containers & Packaging - 0.6%
Berry Global Group, Inc. (a)	2,945	176,023
Owens-Illinois, Inc. (a)	5,355	129,698
Sealed Air Corp.	2,908	139,729
		445,450
Metals & Mining - 0.3%
Steel Dynamics, Inc.	6,246	240,471

TOTAL MATERIALS		1,366,062

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	2,080	299,374
SBA Communications Corp. Class A (a)	1,643	278,899
		578,273
Real Estate Management & Development - 0.2%
Realogy Holdings Corp.	4,850	135,364

TOTAL REAL ESTATE		713,637

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	10,401	110,043
TOTAL COMMON STOCKS
(Cost $37,796,732)		61,628,776

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)(c)
(Cost $1,303)	144	2,046

Equity Funds - 10.1%
Large Growth Funds - 10.1%
Fidelity Blue Chip Growth Fund (d)	44,507	3,963,356
Fidelity SAI U.S. Quality Index Fund (d)	282,596	3,727,444
TOTAL EQUITY FUNDS
(Cost $5,819,974)		7,690,800
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.26% 12/14/17 to 3/1/18 (e)
(Cost $249,620)	250,000	249,628
	Shares

Money Market Funds - 8.5%
Invesco Government & Agency Portfolio Institutional Class 0.98% (f)
(Cost $6,492,535)	6,492,535	6,492,535
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $50,360,164)		76,063,785
NET OTHER ASSETS (LIABILITIES) - 0.2%		127,425
NET ASSETS - 100%		$76,191,210

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Growth Index Contracts (United States)	92	Dec. 2017	$6,177,800	$260,610	$260,610

The notional amount of futures purchased as a percentage of Net Assets is 8.1%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,347 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,628.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dropbox, Inc. Class B	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Blue Chip Growth Fund	$3,601,515	$--	$--	$2,136	$--	$361,841	$3,963,356
Fidelity SAI U.S. Quality Index Fund	3,447,674	--	--	29,391	--	279,770	3,727,444
Total	$7,049,189	$--	$--	$31,527	$--	$641,611	$7,690,800

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,701,665	$9,701,665	$--	$--
Consumer Staples	5,649,751	5,649,751	--	--
Energy	587,724	587,724	--	--
Financials	2,552,033	2,552,033	--	--
Health Care	8,628,943	8,628,943	--	--
Industrials	6,832,414	6,832,414	--	--
Information Technology	25,488,550	25,451,203	--	37,347
Materials	1,366,062	1,366,062	--	--
Real Estate	713,637	713,637	--	--
Utilities	110,043	110,043	--	--
Equity Funds	7,690,800	7,690,800	--	--
Other Short-Term Investments	249,628	--	249,628	--
Money Market Funds	6,492,535	6,492,535	--	--
Total Investments in Securities:	$76,063,785	$75,776,810	$249,628	$37,347
Derivative Instruments:
Assets
Futures Contracts	$260,610	$260,610	$--	$--
Total Assets	$260,610	$260,610	$--	$--
Total Derivative Instruments:	$260,610	$260,610	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$260,610	$0
Total Equity Risk	260,610	0
Total Value of Derivatives	$260,610	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $44,540,190)	$68,372,985
Affiliated issuers (cost $5,819,974)	7,690,800
Total Investment in Securities (cost $50,360,164)		$76,063,785
Receivable for investments sold		80,212
Receivable for fund shares sold		56,397
Dividends receivable		90,268
Interest receivable		3,441
Receivable for daily variation margin on futures contracts		59,998
Prepaid expenses		125
Other receivables		1,247
Total assets		76,355,473
Liabilities
Payable to custodian bank	$40,595
Payable for investments purchased	65,585
Payable for fund shares redeemed	1,018
Accrued management fee	28,571
Distribution and service plan fees payable	32
Other affiliated payables	7,160
Other payables and accrued expenses	21,302
Total liabilities		164,263
Net Assets		$76,191,210
Net Assets consist of:
Paid in capital		$48,190,765
Undistributed net investment income		113,153
Accumulated undistributed net realized gain (loss) on investments		1,923,061
Net unrealized appreciation (depreciation) on investments		25,964,231
Net Assets		$76,191,210
Growth Multi-Manager:
Net Asset Value, offering price and redemption price per share ($71,730,924 ÷ 4,733,171 shares)		$15.15
Class F:
Net Asset Value, offering price and redemption price per share ($4,148,587 ÷ 273,724 shares)		$15.16
Class L:
Net Asset Value, offering price and redemption price per share ($156,636 ÷ 10,344 shares)		$15.14
Class N:
Net Asset Value, offering price and redemption price per share ($155,063 ÷ 10,257 shares)		$15.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$351,907
Affiliated issuers		31,527
Interest		18,035
Total income		401,469
Expenses
Management fee	$161,724
Transfer agent fees	28,476
Distribution and service plan fees	180
Accounting fees and expenses	13,611
Custodian fees and expenses	5,426
Independent trustees' fees and expenses	446
Registration fees	39,036
Audit	30,871
Legal	1,878
Miscellaneous	516
Total expenses		282,164
Net investment income (loss)		119,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,730,646
Futures contracts	272,597
Realized gain distributions from underlying funds:
Affiliated issuers	159,624
Total net realized gain (loss)		2,162,867
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,694,724
Affiliated issuers	641,611
Futures contracts	122,529
Total change in net unrealized appreciation (depreciation)		6,458,864
Net gain (loss)		8,621,731
Net increase (decrease) in net assets resulting from operations		$8,741,036

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,305	$281,963
Net realized gain (loss)	2,162,867	5,959,385
Change in net unrealized appreciation (depreciation)	6,458,864	4,559,837
Net increase (decrease) in net assets resulting from operations	8,741,036	10,801,185
Distributions to shareholders from net investment income	(107,581)	(319,551)
Distributions to shareholders from net realized gain	(1,514,511)	(7,341,393)
Total distributions	(1,622,092)	(7,660,944)
Share transactions - net increase (decrease)	2,713,981	4,574,494
Total increase (decrease) in net assets	9,832,925	7,714,735
Net Assets
Beginning of period	66,358,285	58,643,550
End of period	$76,191,210	$66,358,285
Other Information
Undistributed net investment income end of period	$113,153	$101,429

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Growth Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$13.17	$14.04	$14.73	$12.70	$10.47
Income from Investment Operations
Net investment income (loss)A	.02	.06	.06	.05	.08	.07
Net realized and unrealized gain (loss)	1.74	2.21B	(.16)	1.71	2.74	2.22
Total from investment operations	1.76	2.27	(.10)	1.76	2.82	2.29
Distributions from net investment income	(.02)	(.07)	(.05)	(.06)	(.07)	(.06)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.73)	–
Total distributions	(.34)C	(1.71)	(.77)	(2.45)D	(.79)E	(.06)
Net asset value, end of period	$15.15	$13.73	$13.17	$14.04	$14.73	$12.70
Total ReturnF,G	13.09%	19.13%B	(.66)%	13.15%	22.94%	21.97%
Ratios to Average Net AssetsH
Expenses before reductions	.81%I	.80%	.82%	.84%	.83%	.87%
Expenses net of fee waivers, if any	.81%I	.80%	.82%	.84%	.80%	.87%
Expenses net of all reductions	.81%I	.80%	.82%	.84%	.80%	.87%
Net investment income (loss)	.34%I	.46%	.46%	.39%	.55%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$71,731	$62,610	$55,948	$62,615	$65,731	$64,621
Portfolio turnover rateJ	31%I	52%	46%	46%	51%	65%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 19.07%.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.313 per share.

 D Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

 E Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$13.17	$14.04	$14.73	$12.70	$11.31
Income from Investment Operations
Net investment income (loss)B	.03	.07	.07	.07	.09	.03
Net realized and unrealized gain (loss)	1.74	2.22C	(.15)	1.70	2.75	1.41
Total from investment operations	1.77	2.29	(.08)	1.77	2.84	1.44
Distributions from net investment income	(.03)	(.08)	(.07)	(.08)	(.08)	(.05)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.73)	–
Total distributions	(.34)	(1.73)D	(.79)	(2.46)	(.81)	(.05)
Net asset value, end of period	$15.16	$13.73	$13.17	$14.04	$14.73	$12.70
Total ReturnE,F	13.21%	19.25%C	(.56)%	13.27%	23.05%	12.82%
Ratios to Average Net AssetsG
Expenses before reductions	.72%H	.71%	.72%	.74%	.74%	.72%H
Expenses net of fee waivers, if any	.72%H	.71%	.72%	.74%	.69%	.72%H
Expenses net of all reductions	.72%H	.71%	.72%	.74%	.69%	.72%H
Net investment income (loss)	.42%H	.55%	.55%	.48%	.66%	.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,149	$3,473	$2,451	$2,269	$1,286	$256
Portfolio turnover rateI	31%H	52%	46%	46%	51%	65%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 19.19%.

 D Total distributions of $1.73 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $1.642 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.72	$13.16	$14.03	$14.72	$13.96
Income from Investment Operations
Net investment income (loss)B	.02	.06	.06	.05	.05
Net realized and unrealized gain (loss)	1.74	2.21C	(.15)	1.71	1.22
Total from investment operations	1.76	2.27	(.09)	1.76	1.27
Distributions from net investment income	(.02)	(.07)	(.05)	(.07)	(.05)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.46)
Total distributions	(.34)D	(1.71)	(.78)E	(2.45)	(.51)
Net asset value, end of period	$15.14	$13.72	$13.16	$14.03	$14.72
Total ReturnF,G	13.11%	19.15%C	(.65)%	13.18%	9.28%
Ratios to Average Net AssetsH
Expenses before reductions	.81%I	.80%	.82%	.84%	.85%I
Expenses net of fee waivers, if any	.81%I	.80%	.82%	.84%	.85%I
Expenses net of all reductions	.81%I	.80%	.82%	.84%	.85%I
Net investment income (loss)	.34%I	.46%	.46%	.39%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$157	$139	$123	$124	$109
Portfolio turnover rateJ	31%I	52%	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 19.09%.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.313 per share.

 E Total distributions of $.78 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.722 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$13.15	$14.01	$14.71	$13.96
Income from Investment Operations
Net investment income (loss)B	.01	.03	.03	.02	.03
Net realized and unrealized gain (loss)	1.73	2.20C	(.15)	1.70	1.23
Total from investment operations	1.74	2.23	(.12)	1.72	1.26
Distributions from net investment income	(.01)	(.04)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.46)
Total distributions	(.32)	(1.68)	(.74)	(2.42)D	(.51)
Net asset value, end of period	$15.12	$13.70	$13.15	$14.01	$14.71
Total ReturnE,F	13.01%	18.79%C	(.83)%	12.83%	9.17%
Ratios to Average Net AssetsG
Expenses before reductions	1.06%H	1.05%	1.07%	1.09%	1.10%H
Expenses net of fee waivers, if any	1.06%H	1.05%	1.07%	1.09%	1.10%H
Expenses net of all reductions	1.06%H	1.05%	1.06%	1.09%	1.10%H
Net investment income (loss)	.09%H	.21%	.21%	.14%	.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$155	$137	$122	$123	$109
Portfolio turnover rateI	31%H	52%	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 18.73%.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, deferred trustees compensation, security level mergers and exchanges and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,172,385
Gross unrealized depreciation	(275,498)
Net unrealized appreciation (depreciation)	$25,896,887
Tax cost	$50,427,508

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $10,325,917 and $11,887,870, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .46% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P. and Massachusetts Financial Services Company (MFS) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC and Waddell & Reed have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$180	$180

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Multi-Manager	$28,353.09
Class L	62.09
Class N	61.08
	$28,476

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $90 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2017	Year ended May 31, 2017
From net investment income
Growth Multi-Manager	$100,510	$301,715
Class F	6,749	16,794
Class L	232	671
Class N	90	371
Total	$107,581	$319,551
From net realized gain
Growth Multi-Manager	$1,429,978	$6,978,535
Class F	78,239	332,358
Class L	3,159	15,293
Class N	3,135	15,207
Total	$1,514,511	$7,341,393

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2017	Year ended May 31, 2017	Six months ended November 30, 2017	Year ended May 31, 2017
Growth Multi-Manager
Shares sold	113,137	85,500	$1,627,105	$1,104,425
Reinvestment of distributions	113,876	587,340	1,530,488	7,280,250
Shares redeemed	(52,481)	(361,805)	(748,410)	(4,658,114)
Net increase (decrease)	174,532	311,035	$2,409,183	$3,726,561
Class F
Shares sold	69,072	110,246	$984,474	$1,414,746
Reinvestment of distributions	6,324	28,217	84,988	349,152
Shares redeemed	(54,555)	(71,636)	(771,280)	(933,819)
Net increase (decrease)	20,841	66,827	$298,182	$830,079
Class L
Reinvestment of distributions	252	1,289	3,391	15,964
Shares redeemed	–	(534)	–	(6,870)
Net increase (decrease)	252	755	$3,391	$9,094
Class N
Reinvestment of distributions	240	1,258	3,225	15,578
Shares redeemed	–	(531)	–	(6,818)
Net increase (decrease)	240	727	$3,225	$8,760

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Growth Multi-Manager	.81%
Actual		$1,000.00	$1,130.90	$4.33
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class F	.72%
Actual		$1,000.00	$1,132.10	$3.85
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class L	.81%
Actual		$1,000.00	$1,131.10	$4.33
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class N	1.06%
Actual		$1,000.00	$1,130.10	$5.66
Hypothetical-C		$1,000.00	$1,019.75	$5.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC, FIAM LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company, and Waddell & Reed Investment Management Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

2016 Total Return % vs. Morningstar Large Growth and Russell 1000 Growth:

75% beaten
Retail Class
Benchmark
Class N
25% beaten
8
6
4
2
0
7.1
6.5
4.4
4.2
0.6
1 Year
30
25
20
15
10
27.9
23.0
20.7
19.9
13.5
3 Year
100
95
90
85
80
75
70
96.8
94.1
85.6
74.7
5 Year

% Beaten	1 Year	3 Year	5 Year
Retail Class	58%	60%	52%
Class F	59%	62%	-
Class L	58%	60%	-
Class N	57%	55%	-

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the retail class had out-performed 58%, 60%, and 52% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.81% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

MMG-SANN-0118
1.931556.106

Strategic Advisers® Growth Multi-Manager Fund Class L and Class N Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Blue Chip Growth Fund	5.2	5.4
Fidelity SAI U.S. Quality Index Fund	4.9	5.2
Facebook, Inc. Class A	4.0	4.1
Amazon.com, Inc.	3.8	3.9
Apple, Inc.	3.5	3.6
Microsoft Corp.	3.4	3.3
Alphabet, Inc. Class C	2.3	2.4
Alphabet, Inc. Class A	2.1	2.2
Visa, Inc. Class A	1.9	1.6
Alibaba Group Holding Ltd. sponsored ADR	1.4	1.1
	32.5

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.5	33.2
Consumer Discretionary	12.7	14.7
Health Care	11.3	12.8
Industrials	9.0	7.8
Consumer Staples	7.4	7.8

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	80.9%
Large Growth Funds	10.1%
Short-Term Investments and Net Other Assets (Liabilities)	9.0%

As of May 31, 2017
Common Stocks	84.1%
Large Growth Funds	10.6%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.7%
Lear Corp.	2,888	$522,410
Automobiles - 0.3%
Thor Industries, Inc.	1,690	259,500
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	1,428	93,734
Domino's Pizza, Inc.	1,564	291,154
Marriott International, Inc. Class A	2,546	323,342
McDonald's Corp.	2,845	489,255
Norwegian Cruise Line Holdings Ltd. (a)	614	33,254
Royal Caribbean Cruises Ltd.	1,819	225,338
Starbucks Corp.	3,368	194,738
Wyndham Worldwide Corp.	2,041	229,388
Yum China Holdings, Inc.	4,979	203,293
Yum! Brands, Inc.	3,782	315,684
		2,399,180
Household Durables - 0.7%
D.R. Horton, Inc.	7,193	366,843
Mohawk Industries, Inc. (a)	543	153,457
		520,300
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	2,443	2,874,800
Priceline Group, Inc. (a)	200	347,942
		3,222,742
Media - 0.9%
Comcast Corp. Class A	17,733	665,697
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,596	164,005
Specialty Retail - 2.2%
Best Buy Co., Inc.	4,194	250,004
Home Depot, Inc.	4,724	849,470
Michaels Companies, Inc. (a)	7,149	154,418
Ross Stores, Inc.	3,778	287,241
TJX Companies, Inc.	1,848	139,616
		1,680,749
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	1,985	267,082

TOTAL CONSUMER DISCRETIONARY		9,701,665

CONSUMER STAPLES - 7.4%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	1,919	417,555
Monster Beverage Corp. (a)	10,359	649,199
PepsiCo, Inc.	7,403	862,598
The Coca-Cola Co.	9,555	437,332
		2,366,684
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	2,098	386,934
CVS Health Corp.	1,404	107,546
Wal-Mart Stores, Inc.	3,370	327,665
		822,145
Food Products - 2.1%
Archer Daniels Midland Co.	1,791	71,425
Danone SA sponsored ADR	30,585	518,263
Ingredion, Inc.	1,160	160,637
Pinnacle Foods, Inc.	2,665	155,183
The Hershey Co.	1,855	205,775
Tyson Foods, Inc. Class A	5,501	452,457
		1,563,740
Household Products - 0.5%
Procter & Gamble Co.	4,631	416,744
Tobacco - 0.6%
Altria Group, Inc.	4,070	276,068
Philip Morris International, Inc.	1,989	204,370
		480,438

TOTAL CONSUMER STAPLES		5,649,751

ENERGY - 0.8%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	7,083	445,167
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp.	1,665	142,557

TOTAL ENERGY		587,724

FINANCIALS - 3.4%
Banks - 0.3%
Bank of America Corp.	4,030	113,525
Zions Bancorporation	2,155	106,780
		220,305
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	878	174,432
Bank of New York Mellon Corp.	4,240	232,098
FactSet Research Systems, Inc.	1,393	278,433
SEI Investments Co.	7,207	507,085
State Street Corp.	1,560	148,746
		1,340,794
Consumer Finance - 0.6%
American Express Co.	2,397	234,211
Discover Financial Services	3,508	247,665
		481,876
Insurance - 0.7%
MetLife, Inc.	3,791	203,501
Progressive Corp.	2,230	118,591
Prudential Financial, Inc.	1,614	186,966
		509,058

TOTAL FINANCIALS		2,552,033

HEALTH CARE - 11.3%
Biotechnology - 3.3%
AbbVie, Inc.	3,832	371,397
Amgen, Inc.	4,994	877,246
Biogen, Inc. (a)	1,562	503,230
Celgene Corp. (a)	4,458	449,500
Regeneron Pharmaceuticals, Inc. (a)	970	351,004
		2,552,377
Health Care Equipment & Supplies - 1.9%
Align Technology, Inc. (a)	447	116,613
Edwards Lifesciences Corp. (a)	4,852	568,654
Medtronic PLC	2,042	167,709
The Cooper Companies, Inc.	1,085	261,680
Varian Medical Systems, Inc. (a)	3,144	351,342
		1,465,998
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,684	303,423
Express Scripts Holding Co. (a)	588	38,326
HCA Holdings, Inc. (a)	2,315	196,775
Humana, Inc.	499	130,169
Laboratory Corp. of America Holdings (a)	1,646	260,512
McKesson Corp.	1,058	156,309
UnitedHealth Group, Inc.	3,899	889,635
Wellcare Health Plans, Inc. (a)	979	208,517
		2,183,666
Health Care Technology - 0.5%
Cerner Corp. (a)	4,955	350,269
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	252	57,968
Thermo Fisher Scientific, Inc.	2,244	432,553
		490,521
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	1,508	95,291
Eli Lilly & Co.	4,282	362,428
Johnson & Johnson	1,225	170,679
Merck & Co., Inc.	2,732	150,998
Novartis AG sponsored ADR	3,389	290,776
Novo Nordisk A/S Series B sponsored ADR	9,966	515,940
		1,586,112

TOTAL HEALTH CARE		8,628,943

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,057	218,968
Lockheed Martin Corp.	585	186,685
Northrop Grumman Corp.	1,152	354,125
Textron, Inc.	4,023	224,121
The Boeing Co.	3,533	977,934
United Technologies Corp.	1,900	230,755
		2,192,588
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	6,949	450,156
United Parcel Service, Inc. Class B	2,967	360,342
		810,498
Airlines - 0.4%
Copa Holdings SA Class A	954	128,017
Delta Air Lines, Inc.	2,525	133,623
		261,640
Building Products - 0.7%
Owens Corning	6,354	561,376
Electrical Equipment - 0.2%
Eaton Corp. PLC	2,320	180,450
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	792	211,630
Machinery - 2.0%
Caterpillar, Inc.	2,195	309,824
Deere & Co.	2,989	447,932
Ingersoll-Rand PLC	4,315	378,080
Oshkosh Corp.	1,865	167,925
Parker Hannifin Corp.	730	136,868
Stanley Black & Decker, Inc.	630	106,867
		1,547,496
Road & Rail - 0.6%
Kansas City Southern	383	42,950
Union Pacific Corp.	3,239	409,734
		452,684
Trading Companies & Distributors - 0.8%
United Rentals, Inc. (a)	2,945	469,669
Univar, Inc. (a)	4,901	144,383
		614,052

TOTAL INDUSTRIALS		6,832,414

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	25,502	951,225
Internet Software & Services - 10.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	5,781	1,023,699
Alphabet, Inc.:
Class A (a)	1,557	1,613,317
Class C (a)	1,737	1,774,189
Dropbox, Inc. Class B (a)(b)(c)	1,441	20,477
eBay, Inc. (a)	5,950	206,287
Facebook, Inc. Class A (a)	17,235	3,053,697
SurveyMonkey (a)(b)(c)	1,159	14,824
		7,706,490
IT Services - 5.5%
Amdocs Ltd.	896	58,500
Automatic Data Processing, Inc.	1,166	133,460
Cognizant Technology Solutions Corp. Class A	3,932	284,205
DXC Technology Co.	3,190	306,687
Fidelity National Information Services, Inc.	1,624	153,192
First Data Corp. Class A (a)	12,732	209,441
Fiserv, Inc. (a)	1,919	252,253
Global Payments, Inc.	3,610	363,022
MasterCard, Inc. Class A	2,602	391,523
Total System Services, Inc.	3,758	279,445
Vantiv, Inc. (a)	3,923	294,225
Visa, Inc. Class A	13,309	1,498,460
		4,224,413
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	794	68,371
Applied Materials, Inc.	15,541	820,099
KLA-Tencor Corp.	1,040	106,330
Lam Research Corp.	1,945	374,082
Microchip Technology, Inc.	1,895	164,846
NVIDIA Corp.	3,929	788,590
Qualcomm, Inc.	7,833	519,641
Texas Instruments, Inc.	2,605	253,440
		3,095,399
Software - 8.5%
Activision Blizzard, Inc.	3,955	246,792
Adobe Systems, Inc. (a)	3,751	680,694
Autodesk, Inc. (a)	4,955	543,564
Electronic Arts, Inc. (a)	5,328	566,633
Intuit, Inc.	2,244	352,802
Microsoft Corp.	30,670	2,581,494
Oracle Corp.	18,402	902,802
Synopsys, Inc. (a)	3,280	296,446
Take-Two Interactive Software, Inc. (a)	2,661	296,835
		6,468,062
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	15,613	2,683,094
NetApp, Inc.	6,332	357,821
		3,040,915

TOTAL INFORMATION TECHNOLOGY		25,486,504

MATERIALS - 1.8%
Chemicals - 0.9%
FMC Corp.	2,603	245,723
LyondellBasell Industries NV Class A	2,534	265,310
Monsanto Co.	1,429	169,108
		680,141
Containers & Packaging - 0.6%
Berry Global Group, Inc. (a)	2,945	176,023
Owens-Illinois, Inc. (a)	5,355	129,698
Sealed Air Corp.	2,908	139,729
		445,450
Metals & Mining - 0.3%
Steel Dynamics, Inc.	6,246	240,471

TOTAL MATERIALS		1,366,062

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	2,080	299,374
SBA Communications Corp. Class A (a)	1,643	278,899
		578,273
Real Estate Management & Development - 0.2%
Realogy Holdings Corp.	4,850	135,364

TOTAL REAL ESTATE		713,637

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	10,401	110,043
TOTAL COMMON STOCKS
(Cost $37,796,732)		61,628,776

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)(c)
(Cost $1,303)	144	2,046

Equity Funds - 10.1%
Large Growth Funds - 10.1%
Fidelity Blue Chip Growth Fund (d)	44,507	3,963,356
Fidelity SAI U.S. Quality Index Fund (d)	282,596	3,727,444
TOTAL EQUITY FUNDS
(Cost $5,819,974)		7,690,800
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.26% 12/14/17 to 3/1/18 (e)
(Cost $249,620)	250,000	249,628
	Shares

Money Market Funds - 8.5%
Invesco Government & Agency Portfolio Institutional Class 0.98% (f)
(Cost $6,492,535)	6,492,535	6,492,535
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $50,360,164)		76,063,785
NET OTHER ASSETS (LIABILITIES) - 0.2%		127,425
NET ASSETS - 100%		$76,191,210

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Growth Index Contracts (United States)	92	Dec. 2017	$6,177,800	$260,610	$260,610

The notional amount of futures purchased as a percentage of Net Assets is 8.1%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,347 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,628.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dropbox, Inc. Class B	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Blue Chip Growth Fund	$3,601,515	$--	$--	$2,136	$--	$361,841	$3,963,356
Fidelity SAI U.S. Quality Index Fund	3,447,674	--	--	29,391	--	279,770	3,727,444
Total	$7,049,189	$--	$--	$31,527	$--	$641,611	$7,690,800

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,701,665	$9,701,665	$--	$--
Consumer Staples	5,649,751	5,649,751	--	--
Energy	587,724	587,724	--	--
Financials	2,552,033	2,552,033	--	--
Health Care	8,628,943	8,628,943	--	--
Industrials	6,832,414	6,832,414	--	--
Information Technology	25,488,550	25,451,203	--	37,347
Materials	1,366,062	1,366,062	--	--
Real Estate	713,637	713,637	--	--
Utilities	110,043	110,043	--	--
Equity Funds	7,690,800	7,690,800	--	--
Other Short-Term Investments	249,628	--	249,628	--
Money Market Funds	6,492,535	6,492,535	--	--
Total Investments in Securities:	$76,063,785	$75,776,810	$249,628	$37,347
Derivative Instruments:
Assets
Futures Contracts	$260,610	$260,610	$--	$--
Total Assets	$260,610	$260,610	$--	$--
Total Derivative Instruments:	$260,610	$260,610	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$260,610	$0
Total Equity Risk	260,610	0
Total Value of Derivatives	$260,610	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $44,540,190)	$68,372,985
Affiliated issuers (cost $5,819,974)	7,690,800
Total Investment in Securities (cost $50,360,164)		$76,063,785
Receivable for investments sold		80,212
Receivable for fund shares sold		56,397
Dividends receivable		90,268
Interest receivable		3,441
Receivable for daily variation margin on futures contracts		59,998
Prepaid expenses		125
Other receivables		1,247
Total assets		76,355,473
Liabilities
Payable to custodian bank	$40,595
Payable for investments purchased	65,585
Payable for fund shares redeemed	1,018
Accrued management fee	28,571
Distribution and service plan fees payable	32
Other affiliated payables	7,160
Other payables and accrued expenses	21,302
Total liabilities		164,263
Net Assets		$76,191,210
Net Assets consist of:
Paid in capital		$48,190,765
Undistributed net investment income		113,153
Accumulated undistributed net realized gain (loss) on investments		1,923,061
Net unrealized appreciation (depreciation) on investments		25,964,231
Net Assets		$76,191,210
Growth Multi-Manager:
Net Asset Value, offering price and redemption price per share ($71,730,924 ÷ 4,733,171 shares)		$15.15
Class F:
Net Asset Value, offering price and redemption price per share ($4,148,587 ÷ 273,724 shares)		$15.16
Class L:
Net Asset Value, offering price and redemption price per share ($156,636 ÷ 10,344 shares)		$15.14
Class N:
Net Asset Value, offering price and redemption price per share ($155,063 ÷ 10,257 shares)		$15.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$351,907
Affiliated issuers		31,527
Interest		18,035
Total income		401,469
Expenses
Management fee	$161,724
Transfer agent fees	28,476
Distribution and service plan fees	180
Accounting fees and expenses	13,611
Custodian fees and expenses	5,426
Independent trustees' fees and expenses	446
Registration fees	39,036
Audit	30,871
Legal	1,878
Miscellaneous	516
Total expenses		282,164
Net investment income (loss)		119,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,730,646
Futures contracts	272,597
Realized gain distributions from underlying funds:
Affiliated issuers	159,624
Total net realized gain (loss)		2,162,867
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,694,724
Affiliated issuers	641,611
Futures contracts	122,529
Total change in net unrealized appreciation (depreciation)		6,458,864
Net gain (loss)		8,621,731
Net increase (decrease) in net assets resulting from operations		$8,741,036

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,305	$281,963
Net realized gain (loss)	2,162,867	5,959,385
Change in net unrealized appreciation (depreciation)	6,458,864	4,559,837
Net increase (decrease) in net assets resulting from operations	8,741,036	10,801,185
Distributions to shareholders from net investment income	(107,581)	(319,551)
Distributions to shareholders from net realized gain	(1,514,511)	(7,341,393)
Total distributions	(1,622,092)	(7,660,944)
Share transactions - net increase (decrease)	2,713,981	4,574,494
Total increase (decrease) in net assets	9,832,925	7,714,735
Net Assets
Beginning of period	66,358,285	58,643,550
End of period	$76,191,210	$66,358,285
Other Information
Undistributed net investment income end of period	$113,153	$101,429

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Growth Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$13.17	$14.04	$14.73	$12.70	$10.47
Income from Investment Operations
Net investment income (loss)A	.02	.06	.06	.05	.08	.07
Net realized and unrealized gain (loss)	1.74	2.21B	(.16)	1.71	2.74	2.22
Total from investment operations	1.76	2.27	(.10)	1.76	2.82	2.29
Distributions from net investment income	(.02)	(.07)	(.05)	(.06)	(.07)	(.06)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.73)	–
Total distributions	(.34)C	(1.71)	(.77)	(2.45)D	(.79)E	(.06)
Net asset value, end of period	$15.15	$13.73	$13.17	$14.04	$14.73	$12.70
Total ReturnF,G	13.09%	19.13%B	(.66)%	13.15%	22.94%	21.97%
Ratios to Average Net AssetsH
Expenses before reductions	.81%I	.80%	.82%	.84%	.83%	.87%
Expenses net of fee waivers, if any	.81%I	.80%	.82%	.84%	.80%	.87%
Expenses net of all reductions	.81%I	.80%	.82%	.84%	.80%	.87%
Net investment income (loss)	.34%I	.46%	.46%	.39%	.55%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$71,731	$62,610	$55,948	$62,615	$65,731	$64,621
Portfolio turnover rateJ	31%I	52%	46%	46%	51%	65%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 19.07%.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.313 per share.

 D Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

 E Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$13.17	$14.04	$14.73	$12.70	$11.31
Income from Investment Operations
Net investment income (loss)B	.03	.07	.07	.07	.09	.03
Net realized and unrealized gain (loss)	1.74	2.22C	(.15)	1.70	2.75	1.41
Total from investment operations	1.77	2.29	(.08)	1.77	2.84	1.44
Distributions from net investment income	(.03)	(.08)	(.07)	(.08)	(.08)	(.05)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.73)	–
Total distributions	(.34)	(1.73)D	(.79)	(2.46)	(.81)	(.05)
Net asset value, end of period	$15.16	$13.73	$13.17	$14.04	$14.73	$12.70
Total ReturnE,F	13.21%	19.25%C	(.56)%	13.27%	23.05%	12.82%
Ratios to Average Net AssetsG
Expenses before reductions	.72%H	.71%	.72%	.74%	.74%	.72%H
Expenses net of fee waivers, if any	.72%H	.71%	.72%	.74%	.69%	.72%H
Expenses net of all reductions	.72%H	.71%	.72%	.74%	.69%	.72%H
Net investment income (loss)	.42%H	.55%	.55%	.48%	.66%	.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,149	$3,473	$2,451	$2,269	$1,286	$256
Portfolio turnover rateI	31%H	52%	46%	46%	51%	65%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 19.19%.

 D Total distributions of $1.73 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $1.642 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.72	$13.16	$14.03	$14.72	$13.96
Income from Investment Operations
Net investment income (loss)B	.02	.06	.06	.05	.05
Net realized and unrealized gain (loss)	1.74	2.21C	(.15)	1.71	1.22
Total from investment operations	1.76	2.27	(.09)	1.76	1.27
Distributions from net investment income	(.02)	(.07)	(.05)	(.07)	(.05)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.46)
Total distributions	(.34)D	(1.71)	(.78)E	(2.45)	(.51)
Net asset value, end of period	$15.14	$13.72	$13.16	$14.03	$14.72
Total ReturnF,G	13.11%	19.15%C	(.65)%	13.18%	9.28%
Ratios to Average Net AssetsH
Expenses before reductions	.81%I	.80%	.82%	.84%	.85%I
Expenses net of fee waivers, if any	.81%I	.80%	.82%	.84%	.85%I
Expenses net of all reductions	.81%I	.80%	.82%	.84%	.85%I
Net investment income (loss)	.34%I	.46%	.46%	.39%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$157	$139	$123	$124	$109
Portfolio turnover rateJ	31%I	52%	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 19.09%.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.313 per share.

 E Total distributions of $.78 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.722 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$13.15	$14.01	$14.71	$13.96
Income from Investment Operations
Net investment income (loss)B	.01	.03	.03	.02	.03
Net realized and unrealized gain (loss)	1.73	2.20C	(.15)	1.70	1.23
Total from investment operations	1.74	2.23	(.12)	1.72	1.26
Distributions from net investment income	(.01)	(.04)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.46)
Total distributions	(.32)	(1.68)	(.74)	(2.42)D	(.51)
Net asset value, end of period	$15.12	$13.70	$13.15	$14.01	$14.71
Total ReturnE,F	13.01%	18.79%C	(.83)%	12.83%	9.17%
Ratios to Average Net AssetsG
Expenses before reductions	1.06%H	1.05%	1.07%	1.09%	1.10%H
Expenses net of fee waivers, if any	1.06%H	1.05%	1.07%	1.09%	1.10%H
Expenses net of all reductions	1.06%H	1.05%	1.06%	1.09%	1.10%H
Net investment income (loss)	.09%H	.21%	.21%	.14%	.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$155	$137	$122	$123	$109
Portfolio turnover rateI	31%H	52%	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 18.73%.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, deferred trustees compensation, security level mergers and exchanges and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,172,385
Gross unrealized depreciation	(275,498)
Net unrealized appreciation (depreciation)	$25,896,887
Tax cost	$50,427,508

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $10,325,917 and $11,887,870, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .46% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P. and Massachusetts Financial Services Company (MFS) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC and Waddell & Reed have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$180	$180

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Multi-Manager	$28,353.09
Class L	62.09
Class N	61.08
	$28,476

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $90 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2017	Year ended May 31, 2017
From net investment income
Growth Multi-Manager	$100,510	$301,715
Class F	6,749	16,794
Class L	232	671
Class N	90	371
Total	$107,581	$319,551
From net realized gain
Growth Multi-Manager	$1,429,978	$6,978,535
Class F	78,239	332,358
Class L	3,159	15,293
Class N	3,135	15,207
Total	$1,514,511	$7,341,393

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2017	Year ended May 31, 2017	Six months ended November 30, 2017	Year ended May 31, 2017
Growth Multi-Manager
Shares sold	113,137	85,500	$1,627,105	$1,104,425
Reinvestment of distributions	113,876	587,340	1,530,488	7,280,250
Shares redeemed	(52,481)	(361,805)	(748,410)	(4,658,114)
Net increase (decrease)	174,532	311,035	$2,409,183	$3,726,561
Class F
Shares sold	69,072	110,246	$984,474	$1,414,746
Reinvestment of distributions	6,324	28,217	84,988	349,152
Shares redeemed	(54,555)	(71,636)	(771,280)	(933,819)
Net increase (decrease)	20,841	66,827	$298,182	$830,079
Class L
Reinvestment of distributions	252	1,289	3,391	15,964
Shares redeemed	–	(534)	–	(6,870)
Net increase (decrease)	252	755	$3,391	$9,094
Class N
Reinvestment of distributions	240	1,258	3,225	15,578
Shares redeemed	–	(531)	–	(6,818)
Net increase (decrease)	240	727	$3,225	$8,760

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Growth Multi-Manager	.81%
Actual		$1,000.00	$1,130.90	$4.33
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class F	.72%
Actual		$1,000.00	$1,132.10	$3.85
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class L	.81%
Actual		$1,000.00	$1,131.10	$4.33
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class N	1.06%
Actual		$1,000.00	$1,130.10	$5.66
Hypothetical-C		$1,000.00	$1,019.75	$5.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC, FIAM LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company, and Waddell & Reed Investment Management Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the retail class had out-performed 58%, 60%, and 52% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.81% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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MMG-L-MMG-N-SANN-0118
1.9585627.104

Strategic Advisers® Growth Multi-Manager Fund Class F Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Blue Chip Growth Fund	5.2	5.4
Fidelity SAI U.S. Quality Index Fund	4.9	5.2
Facebook, Inc. Class A	4.0	4.1
Amazon.com, Inc.	3.8	3.9
Apple, Inc.	3.5	3.6
Microsoft Corp.	3.4	3.3
Alphabet, Inc. Class C	2.3	2.4
Alphabet, Inc. Class A	2.1	2.2
Visa, Inc. Class A	1.9	1.6
Alibaba Group Holding Ltd. sponsored ADR	1.4	1.1
	32.5

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.5	33.2
Consumer Discretionary	12.7	14.7
Health Care	11.3	12.8
Industrials	9.0	7.8
Consumer Staples	7.4	7.8

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	80.9%
Large Growth Funds	10.1%
Short-Term Investments and Net Other Assets (Liabilities)	9.0%

As of May 31, 2017
Common Stocks	84.1%
Large Growth Funds	10.6%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 80.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.7%
Lear Corp.	2,888	$522,410
Automobiles - 0.3%
Thor Industries, Inc.	1,690	259,500
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	1,428	93,734
Domino's Pizza, Inc.	1,564	291,154
Marriott International, Inc. Class A	2,546	323,342
McDonald's Corp.	2,845	489,255
Norwegian Cruise Line Holdings Ltd. (a)	614	33,254
Royal Caribbean Cruises Ltd.	1,819	225,338
Starbucks Corp.	3,368	194,738
Wyndham Worldwide Corp.	2,041	229,388
Yum China Holdings, Inc.	4,979	203,293
Yum! Brands, Inc.	3,782	315,684
		2,399,180
Household Durables - 0.7%
D.R. Horton, Inc.	7,193	366,843
Mohawk Industries, Inc. (a)	543	153,457
		520,300
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	2,443	2,874,800
Priceline Group, Inc. (a)	200	347,942
		3,222,742
Media - 0.9%
Comcast Corp. Class A	17,733	665,697
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,596	164,005
Specialty Retail - 2.2%
Best Buy Co., Inc.	4,194	250,004
Home Depot, Inc.	4,724	849,470
Michaels Companies, Inc. (a)	7,149	154,418
Ross Stores, Inc.	3,778	287,241
TJX Companies, Inc.	1,848	139,616
		1,680,749
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	1,985	267,082

TOTAL CONSUMER DISCRETIONARY		9,701,665

CONSUMER STAPLES - 7.4%
Beverages - 3.1%
Constellation Brands, Inc. Class A (sub. vtg.)	1,919	417,555
Monster Beverage Corp. (a)	10,359	649,199
PepsiCo, Inc.	7,403	862,598
The Coca-Cola Co.	9,555	437,332
		2,366,684
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	2,098	386,934
CVS Health Corp.	1,404	107,546
Wal-Mart Stores, Inc.	3,370	327,665
		822,145
Food Products - 2.1%
Archer Daniels Midland Co.	1,791	71,425
Danone SA sponsored ADR	30,585	518,263
Ingredion, Inc.	1,160	160,637
Pinnacle Foods, Inc.	2,665	155,183
The Hershey Co.	1,855	205,775
Tyson Foods, Inc. Class A	5,501	452,457
		1,563,740
Household Products - 0.5%
Procter & Gamble Co.	4,631	416,744
Tobacco - 0.6%
Altria Group, Inc.	4,070	276,068
Philip Morris International, Inc.	1,989	204,370
		480,438

TOTAL CONSUMER STAPLES		5,649,751

ENERGY - 0.8%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	7,083	445,167
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp.	1,665	142,557

TOTAL ENERGY		587,724

FINANCIALS - 3.4%
Banks - 0.3%
Bank of America Corp.	4,030	113,525
Zions Bancorporation	2,155	106,780
		220,305
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	878	174,432
Bank of New York Mellon Corp.	4,240	232,098
FactSet Research Systems, Inc.	1,393	278,433
SEI Investments Co.	7,207	507,085
State Street Corp.	1,560	148,746
		1,340,794
Consumer Finance - 0.6%
American Express Co.	2,397	234,211
Discover Financial Services	3,508	247,665
		481,876
Insurance - 0.7%
MetLife, Inc.	3,791	203,501
Progressive Corp.	2,230	118,591
Prudential Financial, Inc.	1,614	186,966
		509,058

TOTAL FINANCIALS		2,552,033

HEALTH CARE - 11.3%
Biotechnology - 3.3%
AbbVie, Inc.	3,832	371,397
Amgen, Inc.	4,994	877,246
Biogen, Inc. (a)	1,562	503,230
Celgene Corp. (a)	4,458	449,500
Regeneron Pharmaceuticals, Inc. (a)	970	351,004
		2,552,377
Health Care Equipment & Supplies - 1.9%
Align Technology, Inc. (a)	447	116,613
Edwards Lifesciences Corp. (a)	4,852	568,654
Medtronic PLC	2,042	167,709
The Cooper Companies, Inc.	1,085	261,680
Varian Medical Systems, Inc. (a)	3,144	351,342
		1,465,998
Health Care Providers & Services - 2.9%
Aetna, Inc.	1,684	303,423
Express Scripts Holding Co. (a)	588	38,326
HCA Holdings, Inc. (a)	2,315	196,775
Humana, Inc.	499	130,169
Laboratory Corp. of America Holdings (a)	1,646	260,512
McKesson Corp.	1,058	156,309
UnitedHealth Group, Inc.	3,899	889,635
Wellcare Health Plans, Inc. (a)	979	208,517
		2,183,666
Health Care Technology - 0.5%
Cerner Corp. (a)	4,955	350,269
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	252	57,968
Thermo Fisher Scientific, Inc.	2,244	432,553
		490,521
Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	1,508	95,291
Eli Lilly & Co.	4,282	362,428
Johnson & Johnson	1,225	170,679
Merck & Co., Inc.	2,732	150,998
Novartis AG sponsored ADR	3,389	290,776
Novo Nordisk A/S Series B sponsored ADR	9,966	515,940
		1,586,112

TOTAL HEALTH CARE		8,628,943

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.9%
General Dynamics Corp.	1,057	218,968
Lockheed Martin Corp.	585	186,685
Northrop Grumman Corp.	1,152	354,125
Textron, Inc.	4,023	224,121
The Boeing Co.	3,533	977,934
United Technologies Corp.	1,900	230,755
		2,192,588
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	6,949	450,156
United Parcel Service, Inc. Class B	2,967	360,342
		810,498
Airlines - 0.4%
Copa Holdings SA Class A	954	128,017
Delta Air Lines, Inc.	2,525	133,623
		261,640
Building Products - 0.7%
Owens Corning	6,354	561,376
Electrical Equipment - 0.2%
Eaton Corp. PLC	2,320	180,450
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	792	211,630
Machinery - 2.0%
Caterpillar, Inc.	2,195	309,824
Deere & Co.	2,989	447,932
Ingersoll-Rand PLC	4,315	378,080
Oshkosh Corp.	1,865	167,925
Parker Hannifin Corp.	730	136,868
Stanley Black & Decker, Inc.	630	106,867
		1,547,496
Road & Rail - 0.6%
Kansas City Southern	383	42,950
Union Pacific Corp.	3,239	409,734
		452,684
Trading Companies & Distributors - 0.8%
United Rentals, Inc. (a)	2,945	469,669
Univar, Inc. (a)	4,901	144,383
		614,052

TOTAL INDUSTRIALS		6,832,414

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	25,502	951,225
Internet Software & Services - 10.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	5,781	1,023,699
Alphabet, Inc.:
Class A (a)	1,557	1,613,317
Class C (a)	1,737	1,774,189
Dropbox, Inc. Class B (a)(b)(c)	1,441	20,477
eBay, Inc. (a)	5,950	206,287
Facebook, Inc. Class A (a)	17,235	3,053,697
SurveyMonkey (a)(b)(c)	1,159	14,824
		7,706,490
IT Services - 5.5%
Amdocs Ltd.	896	58,500
Automatic Data Processing, Inc.	1,166	133,460
Cognizant Technology Solutions Corp. Class A	3,932	284,205
DXC Technology Co.	3,190	306,687
Fidelity National Information Services, Inc.	1,624	153,192
First Data Corp. Class A (a)	12,732	209,441
Fiserv, Inc. (a)	1,919	252,253
Global Payments, Inc.	3,610	363,022
MasterCard, Inc. Class A	2,602	391,523
Total System Services, Inc.	3,758	279,445
Vantiv, Inc. (a)	3,923	294,225
Visa, Inc. Class A	13,309	1,498,460
		4,224,413
Semiconductors & Semiconductor Equipment - 4.1%
Analog Devices, Inc.	794	68,371
Applied Materials, Inc.	15,541	820,099
KLA-Tencor Corp.	1,040	106,330
Lam Research Corp.	1,945	374,082
Microchip Technology, Inc.	1,895	164,846
NVIDIA Corp.	3,929	788,590
Qualcomm, Inc.	7,833	519,641
Texas Instruments, Inc.	2,605	253,440
		3,095,399
Software - 8.5%
Activision Blizzard, Inc.	3,955	246,792
Adobe Systems, Inc. (a)	3,751	680,694
Autodesk, Inc. (a)	4,955	543,564
Electronic Arts, Inc. (a)	5,328	566,633
Intuit, Inc.	2,244	352,802
Microsoft Corp.	30,670	2,581,494
Oracle Corp.	18,402	902,802
Synopsys, Inc. (a)	3,280	296,446
Take-Two Interactive Software, Inc. (a)	2,661	296,835
		6,468,062
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	15,613	2,683,094
NetApp, Inc.	6,332	357,821
		3,040,915

TOTAL INFORMATION TECHNOLOGY		25,486,504

MATERIALS - 1.8%
Chemicals - 0.9%
FMC Corp.	2,603	245,723
LyondellBasell Industries NV Class A	2,534	265,310
Monsanto Co.	1,429	169,108
		680,141
Containers & Packaging - 0.6%
Berry Global Group, Inc. (a)	2,945	176,023
Owens-Illinois, Inc. (a)	5,355	129,698
Sealed Air Corp.	2,908	139,729
		445,450
Metals & Mining - 0.3%
Steel Dynamics, Inc.	6,246	240,471

TOTAL MATERIALS		1,366,062

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	2,080	299,374
SBA Communications Corp. Class A (a)	1,643	278,899
		578,273
Real Estate Management & Development - 0.2%
Realogy Holdings Corp.	4,850	135,364

TOTAL REAL ESTATE		713,637

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	10,401	110,043
TOTAL COMMON STOCKS
(Cost $37,796,732)		61,628,776

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Dropbox, Inc. Series A (a)(b)(c)
(Cost $1,303)	144	2,046

Equity Funds - 10.1%
Large Growth Funds - 10.1%
Fidelity Blue Chip Growth Fund (d)	44,507	3,963,356
Fidelity SAI U.S. Quality Index Fund (d)	282,596	3,727,444
TOTAL EQUITY FUNDS
(Cost $5,819,974)		7,690,800
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.26% 12/14/17 to 3/1/18 (e)
(Cost $249,620)	250,000	249,628
	Shares

Money Market Funds - 8.5%
Invesco Government & Agency Portfolio Institutional Class 0.98% (f)
(Cost $6,492,535)	6,492,535	6,492,535
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $50,360,164)		76,063,785
NET OTHER ASSETS (LIABILITIES) - 0.2%		127,425
NET ASSETS - 100%		$76,191,210

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Growth Index Contracts (United States)	92	Dec. 2017	$6,177,800	$260,610	$260,610

The notional amount of futures purchased as a percentage of Net Assets is 8.1%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,347 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,628.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Dropbox, Inc. Class B	5/1/12	$13,044
Dropbox, Inc. Series A	5/25/12	$1,303
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Blue Chip Growth Fund	$3,601,515	$--	$--	$2,136	$--	$361,841	$3,963,356
Fidelity SAI U.S. Quality Index Fund	3,447,674	--	--	29,391	--	279,770	3,727,444
Total	$7,049,189	$--	$--	$31,527	$--	$641,611	$7,690,800

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,701,665	$9,701,665	$--	$--
Consumer Staples	5,649,751	5,649,751	--	--
Energy	587,724	587,724	--	--
Financials	2,552,033	2,552,033	--	--
Health Care	8,628,943	8,628,943	--	--
Industrials	6,832,414	6,832,414	--	--
Information Technology	25,488,550	25,451,203	--	37,347
Materials	1,366,062	1,366,062	--	--
Real Estate	713,637	713,637	--	--
Utilities	110,043	110,043	--	--
Equity Funds	7,690,800	7,690,800	--	--
Other Short-Term Investments	249,628	--	249,628	--
Money Market Funds	6,492,535	6,492,535	--	--
Total Investments in Securities:	$76,063,785	$75,776,810	$249,628	$37,347
Derivative Instruments:
Assets
Futures Contracts	$260,610	$260,610	$--	$--
Total Assets	$260,610	$260,610	$--	$--
Total Derivative Instruments:	$260,610	$260,610	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$260,610	$0
Total Equity Risk	260,610	0
Total Value of Derivatives	$260,610	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $44,540,190)	$68,372,985
Affiliated issuers (cost $5,819,974)	7,690,800
Total Investment in Securities (cost $50,360,164)		$76,063,785
Receivable for investments sold		80,212
Receivable for fund shares sold		56,397
Dividends receivable		90,268
Interest receivable		3,441
Receivable for daily variation margin on futures contracts		59,998
Prepaid expenses		125
Other receivables		1,247
Total assets		76,355,473
Liabilities
Payable to custodian bank	$40,595
Payable for investments purchased	65,585
Payable for fund shares redeemed	1,018
Accrued management fee	28,571
Distribution and service plan fees payable	32
Other affiliated payables	7,160
Other payables and accrued expenses	21,302
Total liabilities		164,263
Net Assets		$76,191,210
Net Assets consist of:
Paid in capital		$48,190,765
Undistributed net investment income		113,153
Accumulated undistributed net realized gain (loss) on investments		1,923,061
Net unrealized appreciation (depreciation) on investments		25,964,231
Net Assets		$76,191,210
Growth Multi-Manager:
Net Asset Value, offering price and redemption price per share ($71,730,924 ÷ 4,733,171 shares)		$15.15
Class F:
Net Asset Value, offering price and redemption price per share ($4,148,587 ÷ 273,724 shares)		$15.16
Class L:
Net Asset Value, offering price and redemption price per share ($156,636 ÷ 10,344 shares)		$15.14
Class N:
Net Asset Value, offering price and redemption price per share ($155,063 ÷ 10,257 shares)		$15.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$351,907
Affiliated issuers		31,527
Interest		18,035
Total income		401,469
Expenses
Management fee	$161,724
Transfer agent fees	28,476
Distribution and service plan fees	180
Accounting fees and expenses	13,611
Custodian fees and expenses	5,426
Independent trustees' fees and expenses	446
Registration fees	39,036
Audit	30,871
Legal	1,878
Miscellaneous	516
Total expenses		282,164
Net investment income (loss)		119,305
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,730,646
Futures contracts	272,597
Realized gain distributions from underlying funds:
Affiliated issuers	159,624
Total net realized gain (loss)		2,162,867
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,694,724
Affiliated issuers	641,611
Futures contracts	122,529
Total change in net unrealized appreciation (depreciation)		6,458,864
Net gain (loss)		8,621,731
Net increase (decrease) in net assets resulting from operations		$8,741,036

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$119,305	$281,963
Net realized gain (loss)	2,162,867	5,959,385
Change in net unrealized appreciation (depreciation)	6,458,864	4,559,837
Net increase (decrease) in net assets resulting from operations	8,741,036	10,801,185
Distributions to shareholders from net investment income	(107,581)	(319,551)
Distributions to shareholders from net realized gain	(1,514,511)	(7,341,393)
Total distributions	(1,622,092)	(7,660,944)
Share transactions - net increase (decrease)	2,713,981	4,574,494
Total increase (decrease) in net assets	9,832,925	7,714,735
Net Assets
Beginning of period	66,358,285	58,643,550
End of period	$76,191,210	$66,358,285
Other Information
Undistributed net investment income end of period	$113,153	$101,429

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Growth Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$13.17	$14.04	$14.73	$12.70	$10.47
Income from Investment Operations
Net investment income (loss)A	.02	.06	.06	.05	.08	.07
Net realized and unrealized gain (loss)	1.74	2.21B	(.16)	1.71	2.74	2.22
Total from investment operations	1.76	2.27	(.10)	1.76	2.82	2.29
Distributions from net investment income	(.02)	(.07)	(.05)	(.06)	(.07)	(.06)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.73)	–
Total distributions	(.34)C	(1.71)	(.77)	(2.45)D	(.79)E	(.06)
Net asset value, end of period	$15.15	$13.73	$13.17	$14.04	$14.73	$12.70
Total ReturnF,G	13.09%	19.13%B	(.66)%	13.15%	22.94%	21.97%
Ratios to Average Net AssetsH
Expenses before reductions	.81%I	.80%	.82%	.84%	.83%	.87%
Expenses net of fee waivers, if any	.81%I	.80%	.82%	.84%	.80%	.87%
Expenses net of all reductions	.81%I	.80%	.82%	.84%	.80%	.87%
Net investment income (loss)	.34%I	.46%	.46%	.39%	.55%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$71,731	$62,610	$55,948	$62,615	$65,731	$64,621
Portfolio turnover rateJ	31%I	52%	46%	46%	51%	65%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 19.07%.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.313 per share.

 D Total distributions of $2.45 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $2.384 per share.

 E Total distributions of $.79 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.729 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.73	$13.17	$14.04	$14.73	$12.70	$11.31
Income from Investment Operations
Net investment income (loss)B	.03	.07	.07	.07	.09	.03
Net realized and unrealized gain (loss)	1.74	2.22C	(.15)	1.70	2.75	1.41
Total from investment operations	1.77	2.29	(.08)	1.77	2.84	1.44
Distributions from net investment income	(.03)	(.08)	(.07)	(.08)	(.08)	(.05)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.73)	–
Total distributions	(.34)	(1.73)D	(.79)	(2.46)	(.81)	(.05)
Net asset value, end of period	$15.16	$13.73	$13.17	$14.04	$14.73	$12.70
Total ReturnE,F	13.21%	19.25%C	(.56)%	13.27%	23.05%	12.82%
Ratios to Average Net AssetsG
Expenses before reductions	.72%H	.71%	.72%	.74%	.74%	.72%H
Expenses net of fee waivers, if any	.72%H	.71%	.72%	.74%	.69%	.72%H
Expenses net of all reductions	.72%H	.71%	.72%	.74%	.69%	.72%H
Net investment income (loss)	.42%H	.55%	.55%	.48%	.66%	.64%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,149	$3,473	$2,451	$2,269	$1,286	$256
Portfolio turnover rateI	31%H	52%	46%	46%	51%	65%

 A For the period December 18, 2012 (commencement of sale of shares) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 19.19%.

 D Total distributions of $1.73 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $1.642 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating period. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.72	$13.16	$14.03	$14.72	$13.96
Income from Investment Operations
Net investment income (loss)B	.02	.06	.06	.05	.05
Net realized and unrealized gain (loss)	1.74	2.21C	(.15)	1.71	1.22
Total from investment operations	1.76	2.27	(.09)	1.76	1.27
Distributions from net investment income	(.02)	(.07)	(.05)	(.07)	(.05)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.46)
Total distributions	(.34)D	(1.71)	(.78)E	(2.45)	(.51)
Net asset value, end of period	$15.14	$13.72	$13.16	$14.03	$14.72
Total ReturnF,G	13.11%	19.15%C	(.65)%	13.18%	9.28%
Ratios to Average Net AssetsH
Expenses before reductions	.81%I	.80%	.82%	.84%	.85%I
Expenses net of fee waivers, if any	.81%I	.80%	.82%	.84%	.85%I
Expenses net of all reductions	.81%I	.80%	.82%	.84%	.85%I
Net investment income (loss)	.34%I	.46%	.46%	.39%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$157	$139	$123	$124	$109
Portfolio turnover rateJ	31%I	52%	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 19.09%.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.313 per share.

 E Total distributions of $.78 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.722 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Growth Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$13.70	$13.15	$14.01	$14.71	$13.96
Income from Investment Operations
Net investment income (loss)B	.01	.03	.03	.02	.03
Net realized and unrealized gain (loss)	1.73	2.20C	(.15)	1.70	1.23
Total from investment operations	1.74	2.23	(.12)	1.72	1.26
Distributions from net investment income	(.01)	(.04)	(.02)	(.03)	(.05)
Distributions from net realized gain	(.31)	(1.64)	(.72)	(2.38)	(.46)
Total distributions	(.32)	(1.68)	(.74)	(2.42)D	(.51)
Net asset value, end of period	$15.12	$13.70	$13.15	$14.01	$14.71
Total ReturnE,F	13.01%	18.79%C	(.83)%	12.83%	9.17%
Ratios to Average Net AssetsG
Expenses before reductions	1.06%H	1.05%	1.07%	1.09%	1.10%H
Expenses net of fee waivers, if any	1.06%H	1.05%	1.07%	1.09%	1.10%H
Expenses net of all reductions	1.06%H	1.05%	1.06%	1.09%	1.10%H
Net investment income (loss)	.09%H	.21%	.21%	.14%	.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$155	$137	$122	$123	$109
Portfolio turnover rateI	31%H	52%	46%	46%	51%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 18.73%.

 D Total distributions of $2.42 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $2.384 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Growth Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Growth Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, deferred trustees compensation, security level mergers and exchanges and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,172,385
Gross unrealized depreciation	(275,498)
Net unrealized appreciation (depreciation)	$25,896,887
Tax cost	$50,427,508

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $10,325,917 and $11,887,870, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .46% of the Fund's average net assets.

Sub-Advisers. ClariVest Asset Management LLC, Loomis Sayles & Company, L.P. and Massachusetts Financial Services Company (MFS) each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC and Waddell & Reed have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$180	$180

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Multi-Manager	$28,353.09
Class L	62.09
Class N	61.08
	$28,476

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $90 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2017	Year ended May 31, 2017
From net investment income
Growth Multi-Manager	$100,510	$301,715
Class F	6,749	16,794
Class L	232	671
Class N	90	371
Total	$107,581	$319,551
From net realized gain
Growth Multi-Manager	$1,429,978	$6,978,535
Class F	78,239	332,358
Class L	3,159	15,293
Class N	3,135	15,207
Total	$1,514,511	$7,341,393

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2017	Year ended May 31, 2017	Six months ended November 30, 2017	Year ended May 31, 2017
Growth Multi-Manager
Shares sold	113,137	85,500	$1,627,105	$1,104,425
Reinvestment of distributions	113,876	587,340	1,530,488	7,280,250
Shares redeemed	(52,481)	(361,805)	(748,410)	(4,658,114)
Net increase (decrease)	174,532	311,035	$2,409,183	$3,726,561
Class F
Shares sold	69,072	110,246	$984,474	$1,414,746
Reinvestment of distributions	6,324	28,217	84,988	349,152
Shares redeemed	(54,555)	(71,636)	(771,280)	(933,819)
Net increase (decrease)	20,841	66,827	$298,182	$830,079
Class L
Reinvestment of distributions	252	1,289	3,391	15,964
Shares redeemed	–	(534)	–	(6,870)
Net increase (decrease)	252	755	$3,391	$9,094
Class N
Reinvestment of distributions	240	1,258	3,225	15,578
Shares redeemed	–	(531)	–	(6,818)
Net increase (decrease)	240	727	$3,225	$8,760

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 88% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Growth Multi-Manager	.81%
Actual		$1,000.00	$1,130.90	$4.33
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class F	.72%
Actual		$1,000.00	$1,132.10	$3.85
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class L	.81%
Actual		$1,000.00	$1,131.10	$4.33
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class N	1.06%
Actual		$1,000.00	$1,130.10	$5.66
Hypothetical-C		$1,000.00	$1,019.75	$5.37

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Growth Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with ClariVest Asset Management LLC, FIAM LLC, Loomis Sayles & Company, L.P., Massachusetts Financial Services Company, and Waddell & Reed Investment Management Company (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Growth Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the retail class had out-performed 58%, 60%, and 52% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.81% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Growth Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest.In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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MMG-F-SANN-0118
1.951498.104

Strategic Advisers® Value Multi-Manager Fund Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.5	2.9
Johnson & Johnson	1.7	2.7
Citigroup, Inc.	1.7	1.8
Intel Corp.	1.6	1.6
Apple, Inc.	1.5	2.1
Pfizer, Inc.	1.5	2.0
Wal-Mart Stores, Inc.	1.4	1.5
AbbVie, Inc.	1.3	1.3
Amgen, Inc.	1.3	1.4
Cisco Systems, Inc.	1.3	1.5
	15.8

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	26.6
Information Technology	12.0	15.5
Health Care	11.7	14.9
Consumer Discretionary	8.1	8.7
Industrials	6.1	7.9

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	77.2%
Short-Term Investments and Net Other Assets (Liabilities)	22.8%

As of May 31, 2017
Common Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 77.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.0%
BorgWarner, Inc.	1,590	$88,531
Delphi Automotive PLC	240	25,121
Gentex Corp.	260	5,325
Lear Corp.	460	83,209
The Goodyear Tire & Rubber Co.	1,920	62,150
		264,336
Automobiles - 1.1%
Ford Motor Co.	7,450	93,274
General Motors Co.	3,540	152,539
Harley-Davidson, Inc.	900	45,180
Thor Industries, Inc.	50	7,678
		298,671
Diversified Consumer Services - 0.0%
H&R Block, Inc.	180	4,712
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	400	14,692
Carnival Corp.	480	31,507
Hyatt Hotels Corp. Class A (a)	30	2,171
Norwegian Cruise Line Holdings Ltd. (a)	200	10,832
Royal Caribbean Cruises Ltd.	190	23,537
Wyndham Worldwide Corp.	590	66,310
		149,049
Household Durables - 1.1%
Garmin Ltd.	170	10,554
Leggett & Platt, Inc.	110	5,306
Lennar Corp.:
Class A	1,945	122,107
Class B	38	1,950
Mohawk Industries, Inc. (a)	70	19,783
NVR, Inc. (a)	4	13,900
PulteGroup, Inc.	280	9,556
Toll Brothers, Inc.	150	7,550
Whirlpool Corp.	560	94,399
		285,105
Leisure Products - 0.1%
Brunswick Corp.	80	4,428
Hasbro, Inc.	110	10,232
		14,660
Media - 1.9%
Comcast Corp. Class A	4,000	150,160
Gannett Co., Inc.	600	6,876
News Corp. Class A	340	5,494
Tegna, Inc.	1,200	15,936
The Madison Square Garden Co. (a)	20	4,333
The Walt Disney Co.	1,390	145,700
Time Warner, Inc.	1,060	97,001
Twenty-First Century Fox, Inc. Class A	940	30,024
Viacom, Inc. Class B (non-vtg.)	900	25,488
		481,012
Multiline Retail - 0.8%
Dillard's, Inc. Class A	300	18,030
Dollar General Corp.	240	21,139
Kohl's Corp.	1,640	78,671
Macy's, Inc.	500	11,900
Target Corp.	1,500	89,850
		219,590
Specialty Retail - 1.4%
AutoNation, Inc. (a)	60	3,322
Best Buy Co., Inc.	1,260	75,109
CarMax, Inc. (a)	160	11,026
Gap, Inc.	250	8,078
Home Depot, Inc.	870	156,443
L Brands, Inc.	60	3,364
Lowe's Companies, Inc.	710	59,193
Penske Automotive Group, Inc.	800	38,688
Williams-Sonoma, Inc.	80	4,093
		359,316
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc.	40	4,333
Hanesbrands, Inc.	310	6,476
Michael Kors Holdings Ltd. (a)	100	5,844
PVH Corp.	70	9,419
Ralph Lauren Corp.	50	4,758
		30,830

TOTAL CONSUMER DISCRETIONARY		2,107,281

CONSUMER STAPLES - 5.4%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	110	9,921
The Coca-Cola Co.	1,640	75,063
		84,984
Food & Staples Retailing - 2.8%
CVS Health Corp.	1,100	84,260
Kroger Co.	5,120	132,403
Wal-Mart Stores, Inc.	3,600	350,028
Walgreens Boots Alliance, Inc.	2,305	167,712
		734,403
Food Products - 1.8%
Archer Daniels Midland Co.	2,445	97,507
Campbell Soup Co.	900	44,370
Ingredion, Inc.	360	49,853
Mondelez International, Inc.	1,815	77,936
Pilgrim's Pride Corp. (a)	1,920	70,406
The J.M. Smucker Co.	400	46,668
Tyson Foods, Inc. Class A	890	73,203
		459,943
Household Products - 0.1%
Kimberly-Clark Corp.	210	25,150
Personal Products - 0.4%
Herbalife Ltd. (a)	80	5,611
Unilever NV (NY Reg.)	1,790	103,355
		108,966

TOTAL CONSUMER STAPLES		1,413,446

ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Halliburton Co.	1,495	62,461
Parker Drilling Co. (a)	2,100	2,058
		64,519
Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	2,390	284,386
ConocoPhillips Co.	1,100	55,968
Energen Corp. (a)	80	4,517
EQT Corp.	1,065	63,474
Exxon Mobil Corp.	1,300	108,277
HollyFrontier Corp.	150	6,672
Marathon Petroleum Corp.	1,270	79,540
Murphy Oil Corp.	1,200	33,540
PBF Energy, Inc. Class A	1,300	42,081
Phillips 66 Co.	1,850	180,486
Pioneer Natural Resources Co.	395	61,636
Valero Energy Corp.	1,900	162,678
		1,083,255

TOTAL ENERGY		1,147,774

FINANCIALS - 21.5%
Banks - 10.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	12,528	107,240
Bank of America Corp.	10,300	290,151
BB&T Corp.	1,580	78,084
BOK Financial Corp.	685	60,965
CIT Group, Inc.	110	5,482
Citigroup, Inc.	5,750	434,125
Citizens Financial Group, Inc.	1,850	75,295
Comerica, Inc.	140	11,663
Commerce Bancshares, Inc.	85	4,813
Cullen/Frost Bankers, Inc.	650	63,967
East West Bancorp, Inc.	1,056	64,986
Fifth Third Bancorp	2,270	69,258
First Republic Bank	202	19,299
Investors Bancorp, Inc.	270	3,853
JPMorgan Chase & Co.	6,140	641,746
KeyCorp	2,820	53,524
M&T Bank Corp.	140	23,653
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	68,733
PNC Financial Services Group, Inc.	930	130,721
Prosperity Bancshares, Inc.	60	4,202
Regions Financial Corp.	7,770	128,904
SunTrust Banks, Inc.	1,830	112,783
Synovus Financial Corp.	110	5,459
U.S. Bancorp	1,500	82,725
Wells Fargo & Co.	5,050	285,174
Western Alliance Bancorp. (a)	70	4,073
Zions Bancorporation	180	8,919
		2,839,797
Capital Markets - 3.3%
Ameriprise Financial, Inc.	1,665	271,778
Bank of New York Mellon Corp.	930	50,908
Brighthouse Financial, Inc.	118	6,937
E*TRADE Financial Corp. (a)	240	11,554
Franklin Resources, Inc.	500	21,675
Goldman Sachs Group, Inc.	550	136,202
Invesco Ltd.	360	13,021
Lazard Ltd. Class A	110	5,418
Legg Mason, Inc.	1,300	51,948
Morgan Stanley	2,950	152,250
Northern Trust Corp.	180	17,600
Raymond James Financial, Inc.	110	9,713
State Street Corp.	740	70,559
T. Rowe Price Group, Inc.	210	21,613
The NASDAQ OMX Group, Inc.	120	9,499
		850,675
Consumer Finance - 1.8%
Ally Financial, Inc.	410	11,013
American Express Co.	800	78,168
Capital One Financial Corp.	2,285	210,220
Credit Acceptance Corp. (a)	10	3,029
Discover Financial Services	1,560	110,136
Navient Corp.	1,100	13,871
Santander Consumer U.S.A. Holdings, Inc.	310	5,344
Synchrony Financial	723	25,948
		457,729
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	3,815
Leucadia National Corp.	320	8,419
Voya Financial, Inc.	170	7,514
		19,748
Insurance - 5.0%
AFLAC, Inc.	860	75,370
Alleghany Corp. (a)	20	11,696
Allstate Corp.	840	86,234
American Financial Group, Inc.	560	58,834
American International Group, Inc.	1,100	65,956
Assurant, Inc.	460	46,400
Assured Guaranty Ltd.	110	3,994
Axis Capital Holdings Ltd.	600	31,434
Chubb Ltd.	1,045	158,955
Cincinnati Financial Corp.	140	10,462
Everest Re Group Ltd.	240	52,704
FNF Group	220	8,901
Hartford Financial Services Group, Inc.	1,230	70,651
Lincoln National Corp.	1,290	98,750
Loews Corp.	300	15,084
Markel Corp. (a)	10	11,069
MetLife, Inc.	1,760	94,477
Old Republic International Corp.	230	4,823
Principal Financial Group, Inc.	260	18,405
Prudential Financial, Inc.	1,080	125,107
Reinsurance Group of America, Inc.	60	9,723
RenaissanceRe Holdings Ltd.	40	5,306
The Travelers Companies, Inc.	870	117,946
Torchmark Corp.	270	23,990
Unum Group	1,000	56,620
W.R. Berkley Corp.	110	7,603
Willis Group Holdings PLC	110	17,688
XL Group Ltd.	230	8,929
		1,297,111
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	5,300	61,851
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,100	43,029

TOTAL FINANCIALS		5,569,940

HEALTH CARE - 11.7%
Biotechnology - 3.4%
AbbVie, Inc.	3,525	341,643
Amgen, Inc.	1,895	332,876
Biogen, Inc. (a)	190	61,212
Gilead Sciences, Inc.	1,770	132,361
		868,092
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	1,404	92,004
Danaher Corp.	1,289	121,630
Medtronic PLC	1,280	105,126
		318,760
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	1,883	59,936
Aetna, Inc.	800	144,144
Anthem, Inc.	620	145,675
Cardinal Health, Inc.	400	23,676
Cigna Corp.	430	91,044
DaVita HealthCare Partners, Inc. (a)	170	10,380
Express Scripts Holding Co. (a)	800	52,144
HCA Holdings, Inc. (a)	1,130	96,050
Laboratory Corp. of America Holdings (a)	90	14,244
LifePoint Hospitals, Inc. (a)	800	38,240
McKesson Corp.	480	70,915
Quest Diagnostics, Inc.	320	31,507
		777,955
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	230	14,534
Johnson & Johnson	3,200	445,856
Mallinckrodt PLC (a)	1,200	26,184
Merck & Co., Inc.	1,650	91,196
Novartis AG sponsored ADR	1,040	89,232
Perrigo Co. PLC	120	10,465
Pfizer, Inc.	10,710	388,345
		1,065,812

TOTAL HEALTH CARE		3,030,619

INDUSTRIALS - 6.1%
Aerospace & Defense - 1.7%
General Dynamics Corp.	835	172,979
Huntington Ingalls Industries, Inc.	40	9,667
L3 Technologies, Inc.	70	13,901
Spirit AeroSystems Holdings, Inc. Class A	810	68,243
Textron, Inc.	240	13,370
The Boeing Co.	160	44,288
Triumph Group, Inc.	700	21,630
United Technologies Corp.	710	86,230
		430,308
Air Freight & Logistics - 0.5%
FedEx Corp.	240	55,550
United Parcel Service, Inc. Class B	590	71,656
		127,206
Airlines - 0.9%
American Airlines Group, Inc.	440	22,216
Delta Air Lines, Inc.	2,260	119,599
JetBlue Airways Corp. (a)	270	5,797
Southwest Airlines Co.	540	32,762
United Continental Holdings, Inc. (a)	700	44,324
		224,698
Building Products - 0.2%
Johnson Controls International PLC	1,099	41,366
Owens Corning	100	8,835
USG Corp. (a)	130	4,941
		55,142
Commercial Services & Supplies - 0.2%
Deluxe Corp.	600	42,660
LSC Communications, Inc.	187	3,059
R.R. Donnelley & Sons Co.	500	4,695
		50,414
Construction & Engineering - 0.1%
Fluor Corp.	400	19,364
Jacobs Engineering Group, Inc.	110	7,219
		26,583
Electrical Equipment - 0.1%
Eaton Corp. PLC	400	31,112
Hubbell, Inc. Class B	40	5,032
		36,144
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	50	5,749
Honeywell International, Inc.	680	106,053
		111,802
Machinery - 1.2%
AGCO Corp.	570	40,345
Allison Transmission Holdings, Inc.	120	4,925
Cummins, Inc.	150	25,110
Ingersoll-Rand PLC	210	18,400
Oshkosh Corp.	1,400	126,056
PACCAR, Inc.	310	21,802
Pentair PLC	140	9,962
Snap-On, Inc.	50	8,472
Timken Co.	200	9,980
Trinity Industries, Inc.	1,260	44,919
		309,971
Professional Services - 0.0%
Manpower, Inc.	60	7,734
Robert Half International, Inc.	110	6,274
		14,008
Road & Rail - 0.6%
AMERCO	20	7,413
Norfolk Southern Corp.	170	23,567
Ryder System, Inc.	400	32,992
Union Pacific Corp.	680	86,020
		149,992
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	34,300
United Rentals, Inc. (a)	80	12,758
		47,058

TOTAL INDUSTRIALS		1,583,326

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.4%
Arris International PLC (a)	90	2,697
Cisco Systems, Inc.	8,750	326,375
Juniper Networks, Inc.	340	9,438
Motorola Solutions, Inc.	150	14,117
		352,627
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	580	46,823
CDW Corp.	140	9,801
Corning, Inc.	2,980	96,522
Dell Technologies, Inc. (a)	278	21,751
Flextronics International Ltd. (a)	2,300	41,561
Jabil, Inc.	150	4,328
SYNNEX Corp.	20	2,724
TE Connectivity Ltd.	400	37,776
Tech Data Corp. (a)	400	38,680
Vishay Intertechnology, Inc.	1,300	28,470
		328,436
IT Services - 1.3%
Alliance Data Systems Corp.	40	9,571
Booz Allen Hamilton Holding Corp. Class A	90	3,482
CSRA, Inc.	100	2,893
DXC Technology Co.	163	15,671
IBM Corp.	1,230	189,383
PayPal Holdings, Inc. (a)	1,470	111,323
The Western Union Co.	420	8,270
		340,593
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	1,590	83,904
Cirrus Logic, Inc. (a)	600	33,144
Intel Corp.	9,290	416,564
KLA-Tencor Corp.	130	13,291
Lam Research Corp.	400	76,932
Marvell Technology Group Ltd.	450	10,053
Microchip Technology, Inc.	1,505	130,920
Qorvo, Inc. (a)	110	8,424
Skyworks Solutions, Inc.	160	16,758
Teradyne, Inc.	130	5,261
		795,251
Software - 2.4%
Adobe Systems, Inc. (a)	1,030	186,914
ANSYS, Inc. (a)	750	111,143
CA Technologies, Inc.	360	11,905
Microsoft Corp.	1,710	143,931
Oracle Corp.	3,670	180,050
		633,943
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	2,280	391,818
Hewlett Packard Enterprise Co.	1,900	26,505
HP, Inc.	3,810	81,725
NCR Corp. (a)	1,400	43,806
NetApp, Inc.	170	9,607
Seagate Technology LLC	900	34,704
Western Digital Corp.	500	39,430
Xerox Corp.	1,177	34,910
		662,505

TOTAL INFORMATION TECHNOLOGY		3,113,355

MATERIALS - 3.4%
Chemicals - 2.2%
Ashland Global Holdings, Inc.	50	3,699
Celanese Corp. Class A	420	45,041
CF Industries Holdings, Inc.	210	7,869
DowDuPont, Inc.	1,475	106,141
Eastman Chemical Co.	730	67,430
Huntsman Corp.	1,710	54,652
LyondellBasell Industries NV Class A	1,120	117,264
PPG Industries, Inc.	1,214	141,856
RPM International, Inc.	110	5,827
Westlake Chemical Corp.	110	10,772
		560,551
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	520	108,363
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	120	7,168
International Paper Co.	1,170	66,234
Packaging Corp. of America	480	56,928
Sonoco Products Co.	90	4,816
WestRock Co.	111	6,928
		142,074
Metals & Mining - 0.2%
Newmont Mining Corp.	320	11,837
Nucor Corp.	280	16,100
Reliance Steel & Aluminum Co.	60	4,717
Steel Dynamics, Inc.	220	8,470
		41,124
Paper & Forest Products - 0.1%
Domtar Corp.	500	24,110

TOTAL MATERIALS		876,222

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Hospitality Properties Trust (SBI)	1,100	32,989
Mack-Cali Realty Corp.	1,000	22,130
Medical Properties Trust, Inc.	1,100	15,059
VEREIT, Inc.	5,100	39,780
		109,958
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	40	6,100

TOTAL REAL ESTATE		116,058

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	3,300	120,054
Verizon Communications, Inc.	5,400	274,806
		394,860
UTILITIES - 2.7%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	440	34,157
Duke Energy Corp.	520	46,374
Edison International	290	23,568
Entergy Corp.	1,060	91,669
Eversource Energy	280	18,158
Exelon Corp.	1,900	79,249
FirstEnergy Corp.	2,000	68,280
OGE Energy Corp.	180	6,437
Pinnacle West Capital Corp.	100	9,181
Westar Energy, Inc.	120	6,865
Xcel Energy, Inc.	420	21,676
		405,614
Gas Utilities - 0.4%
National Fuel Gas Co.	1,542	90,670
UGI Corp.	20	980
		91,650
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	5,040	53,323
Multi-Utilities - 0.5%
Ameren Corp.	220	14,071
DTE Energy Co.	160	18,491
Public Service Enterprise Group, Inc.	2,050	108,773
		141,335

TOTAL UTILITIES		691,922

TOTAL COMMON STOCKS
(Cost $13,369,578)		20,044,803
	Principal Amount	Value

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.26% 1/18/18 to 3/1/18 (b)
(Cost $179,540)	$180,000	179,537
	Shares	Value

Money Market Funds - 21.9%
Invesco Government & Agency Portfolio Institutional Class 0.98% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (c)	5,681,321	5,681,321
TOTAL MONEY MARKET FUNDS
(Cost $5,681,331)		5,681,331
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $19,230,449)		25,905,671
NET OTHER ASSETS (LIABILITIES) - 0.2%		52,015
NET ASSETS - 100%		$25,957,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	90	Dec. 2017	$5,435,100	$136,081	$136,081

The notional amount of futures purchased as a percentage of Net Assets is 20.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,501,842

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,537.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,107,281	$2,107,281	$--	$--
Consumer Staples	1,413,446	1,413,446	--	--
Energy	1,147,774	1,147,774	--	--
Financials	5,569,940	5,569,940	--	--
Health Care	3,030,619	3,030,619	--	--
Industrials	1,583,326	1,583,326	--	--
Information Technology	3,113,355	3,113,355	--	--
Materials	876,222	876,222	--	--
Real Estate	116,058	116,058	--	--
Telecommunication Services	394,860	394,860	--	--
Utilities	691,922	691,922	--	--
Other Short-Term Investments	179,537	--	179,537	--
Money Market Funds	5,681,331	5,681,331	--	--
Total Investments in Securities:	$25,905,671	$25,726,134	$179,537	$--
Derivative Instruments:
Assets
Futures Contracts	$136,081	$136,081	$--	$--
Total Assets	$136,081	$136,081	$--	$--
Total Derivative Instruments:	$136,081	$136,081	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$136,081	$0
Total Equity Risk	136,081	0
Total Value of Derivatives	$136,081	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,230,449)		$25,905,671
Cash		12
Receivable for investments sold		290,327
Receivable for fund shares sold		20,099
Dividends receivable		59,530
Interest receivable		1,429
Receivable for daily variation margin on futures contracts		34,650
Prepaid expenses		38
Receivable from investment adviser for expense reductions		2,723
Other receivables		359
Total assets		26,314,838
Liabilities
Payable for investments purchased	$319,354
Payable for fund shares redeemed	3,071
Accrued management fee	10,282
Audit fee payable	18,396
Distribution and service plan fees payable	28
Other affiliated payables	3,064
Other payables and accrued expenses	2,957
Total liabilities		357,152
Net Assets		$25,957,686
Net Assets consist of:
Paid in capital		$18,186,539
Undistributed net investment income		142,123
Accumulated undistributed net realized gain (loss) on investments		817,721
Net unrealized appreciation (depreciation) on investments		6,811,303
Net Assets		$25,957,686
Value Multi-Manager:
Net Asset Value, offering price and redemption price per share ($20,776,000 ÷ 1,255,729 shares)		$16.54
Class F:
Net Asset Value, offering price and redemption price per share ($4,901,219 ÷ 294,465 shares)		$16.64
Class L:
Net Asset Value, offering price and redemption price per share ($140,938 ÷ 8,519 shares)		$16.54
Class N:
Net Asset Value, offering price and redemption price per share ($139,529 ÷ 8,446 shares)		$16.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$232,908
Interest		10,698
Total income		243,606
Expenses
Management fee	$57,253
Transfer agent fees	12,576
Distribution and service plan fees	163
Accounting fees and expenses	4,450
Custodian fees and expenses	6,792
Independent trustees' fees and expenses	143
Registration fees	43,944
Audit	30,871
Legal	796
Miscellaneous	263
Total expenses before reductions	157,251
Expense reductions	(56,036)	101,215
Net investment income (loss)		142,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	865,108
Futures contracts	(730)
Total net realized gain (loss)		864,378
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,657,897
Futures contracts	138,179
Total change in net unrealized appreciation (depreciation)		1,796,076
Net gain (loss)		2,660,454
Net increase (decrease) in net assets resulting from operations		$2,802,845

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,391	$253,827
Net realized gain (loss)	864,378	500,094
Change in net unrealized appreciation (depreciation)	1,796,076	1,781,179
Net increase (decrease) in net assets resulting from operations	2,802,845	2,535,100
Distributions to shareholders from net investment income	(117,245)	(244,137)
Distributions to shareholders from net realized gain	(228,220)	(752,307)
Total distributions	(345,465)	(996,444)
Share transactions - net increase (decrease)	4,142,409	2,308,537
Total increase (decrease) in net assets	6,599,789	3,847,193
Net Assets
Beginning of period	19,357,897	15,510,704
End of period	$25,957,686	$19,357,897
Other Information
Undistributed net investment income end of period	$142,123	$116,977

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Value Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$13.63	$14.83	$14.93	$13.32	$10.65
Income from Investment Operations
Net investment income (loss)A	.10	.21	.18	.16	.14	.17
Net realized and unrealized gain (loss)	1.79	1.95	(.65)	1.23	2.37	2.92
Total from investment operations	1.89	2.16	(.47)	1.39	2.51	3.09
Distributions from net investment income	(.09)	(.21)	(.16)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.77)	(.26)
Total distributions	(.27)	(.87)	(.73)	(1.49)B	(.90)C	(.42)
Net asset value, end of period	$16.54	$14.92	$13.63	$14.83	$14.93	$13.32
Total ReturnD,E	12.81%	16.46%	(3.12)%	9.78%	19.66%	29.71%
Ratios to Average Net AssetsF
Expenses before reductions	1.40%G	1.43%	1.32%	1.25%	1.32%	1.30%
Expenses net of fee waivers, if any	.90%G	.90%	.97%	.97%	.97%	.97%
Expenses net of all reductions	.90%G	.90%	.97%	.97%	.97%	.97%
Net investment income (loss)	1.23%G	1.45%	1.30%	1.08%	.97%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$20,776	$15,006	$12,405	$17,235	$17,565	$15,774
Portfolio turnover rateH	46%G	27%	41%	36%	59%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$15.00	$13.69	$14.87	$14.96	$13.33	$11.91
Income from Investment Operations
Net investment income (loss)B	.10	.22	.19	.17	.15	.08
Net realized and unrealized gain (loss)	1.81	1.96	(.64)	1.23	2.38	1.62
Total from investment operations	1.91	2.18	(.45)	1.40	2.53	1.70
Distributions from net investment income	(.09)	(.21)	(.16)	(.15)	(.14)	(.10)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.77)	(.18)
Total distributions	(.27)	(.87)	(.73)	(1.49)C	(.90)D	(.28)
Net asset value, end of period	$16.64	$15.00	$13.69	$14.87	$14.96	$13.33
Total ReturnE,F	12.87%	16.54%	(2.97)%	9.83%	19.81%	14.61%
Ratios to Average Net AssetsG
Expenses before reductions	1.26%H	1.29%	1.19%	1.11%	1.26%	.98%H
Expenses net of fee waivers, if any	.81%H	.80%	.87%	.87%	.87%	.87%H
Expenses net of all reductions	.81%H	.80%	.87%	.87%	.87%	.87%H
Net investment income (loss)	1.32%H	1.55%	1.40%	1.18%	1.07%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,901	$4,103	$2,871	$2,717	$1,535	$287
Portfolio turnover rateI	46%H	27%	41%	36%	59%	30%

 A For the period December 18, 2012 (commencement of operations) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$13.63	$14.83	$14.93	$14.03
Income from Investment Operations
Net investment income (loss)B	.09	.20	.17	.16	.08
Net realized and unrealized gain (loss)	1.80	1.96	(.64)	1.23	1.38
Total from investment operations	1.89	2.16	(.47)	1.39	1.46
Distributions from net investment income	(.09)	(.21)	(.16)	(.15)	(.08)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.48)
Total distributions	(.27)	(.87)	(.73)	(1.49)C	(.56)
Net asset value, end of period	$16.54	$14.92	$13.63	$14.83	$14.93
Total ReturnD,E	12.81%	16.46%	(3.12)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.36%G	1.40%	1.28%	1.22%	1.37%G
Expenses net of fee waivers, if any	.90%G	.90%	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.90%	.97%	.97%	.97%G
Net investment income (loss)	1.22%G	1.45%	1.29%	1.08%	.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$141	$125	$118	$121	$111
Portfolio turnover rateH	46%G	27%	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.90	$13.61	$14.81	$14.92	$14.03
Income from Investment Operations
Net investment income (loss)B	.08	.17	.14	.12	.06
Net realized and unrealized gain (loss)	1.79	1.95	(.65)	1.23	1.38
Total from investment operations	1.87	2.12	(.51)	1.35	1.44
Distributions from net investment income	(.08)	(.18)	(.12)	(.11)	(.07)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.48)
Total distributions	(.25)C	(.83)D	(.69)	(1.46)	(.55)
Net asset value, end of period	$16.52	$14.90	$13.61	$14.81	$14.92
Total ReturnE,F	12.71%	16.20%	(3.37)%	9.44%	10.54%
Ratios to Average Net AssetsG
Expenses before reductions	1.60%H	1.65%	1.53%	1.47%	1.63%H
Expenses net of fee waivers, if any	1.15%H	1.15%	1.22%	1.22%	1.22%H
Expenses net of all reductions	1.15%H	1.15%	1.22%	1.22%	1.22%H
Net investment income (loss)	.98%H	1.20%	1.05%	.83%	.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$140	$124	$117	$121	$111
Portfolio turnover rateI	46%H	27%	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.175 per share.

 D Total distributions of $.83 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.656 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,027,660
Gross unrealized depreciation	(255,437)
Net unrealized appreciation (depreciation)	$6,772,223
Tax cost	$19,269,529

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $4,629,876 and $5,416,056, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .50% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, J.P. Morgan Investment Management, Inc. and Boston Partners Global Investors, Inc. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$163	$163

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Multi-Manager	$12,455.14
Class L	61.09
Class N	60.09
	$12,576

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.90%	$45,720
Class F	.81%	9,724
Class L	.90%	297
Class N	1.15%	295

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2017	Year ended May 31, 2017
From net investment income
Value Multi-Manager	$91,851	$194,063
Class F	24,018	46,819
Class L	753	1,778
Class N	623	1,477
Total	$117,245	$244,137
From net realized gain
Value Multi-Manager	$178,599	$598,867
Class F	46,702	142,347
Class L	1,465	5,562
Class N	1,454	5,531
Total	$228,220	$752,307

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2017	Year ended May 31, 2017	Six months ended November 30, 2017	Year ended May 31, 2017
Value Multi-Manager
Shares sold	344,164	265,404	$5,295,199	$3,823,547
Reinvestment of distributions	17,946	57,522	270,450	792,930
Shares redeemed	(112,100)	(227,430)	(1,757,338)	(3,210,201)
Net increase (decrease)	250,010	95,496	$3,808,311	$1,406,276
Class F
Shares sold	74,753	124,570	$1,174,755	$1,790,750
Reinvestment of distributions	4,665	13,639	70,720	189,166
Shares redeemed	(58,444)	(74,488)	(915,672)	(1,070,861)
Net increase (decrease)	20,974	63,721	$329,803	$909,055
Class L
Reinvestment of distributions	147	533	2,218	7,340
Shares redeemed	–	(795)	–	(10,607)
Net increase (decrease)	147	(262)	$2,218	$(3,267)
Class N
Reinvestment of distributions	138	510	2,077	7,008
Shares redeemed	–	(790)	–	(10,535)
Net increase (decrease)	138	(280)	$2,077	$(3,527)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 40% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Value Multi-Manager	.90%
Actual		$1,000.00	$1,128.10	$4.80
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.81%
Actual		$1,000.00	$1,128.70	$4.32
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class L	.90%
Actual		$1,000.00	$1,128.10	$4.80
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,127.10	$6.13
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC, Boston Partners Global Investors, Inc. (formerly Robeco Investment Management, Inc.), Brandywine Global Investment Management, LLC, FIAM LLC, and LSV Asset Management (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

2016 Total Return % vs. Morningstar Large Value and Russell 1000 Value:

75% beaten
Retail Class
Benchmark
Class N
25% beaten
18
17
16
15
14
13
12
11
17.3
15.2
15.0
17.1
12.4
1 Year
30
28
26
24
22
20
18
28.0
24.6
23.8
25.7
18.8
3 Year
100
95
90
85
80
75
99.4
91.7
93.6
76.1
5 Year

% Beaten			
Retail Class	61%	67%	69%
Class F	62%	70%	-
Class L	61%	68%	-
Class N	58%	62%	-

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the retail class had out-performed 61%, 67%, and 69% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.81% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Multi-Manager Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Strategic Advisers Value Multi-Manager Fund SAI Mgmt Fee
Strategic Advisers Value Multi-Manager Fund Sub-Advisory Fee as a % of sub-advised assets
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Strategic Advisers Value Multi-Manager Fund Total Mgmt Fee Including SAI Mgmt Fee
100
100
100
100
100
80
80
80
79
79
55
55
54
52
53
30
30
30
30
30
25
25
24
22
23

	2012	2013	2014	2015	2016
TMG %	11%	9%	9%	9%	10%
Funds	1,077	1,053	1,074	1,091	1,073
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

On September 6, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement with LSV Asset Management (LSV) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to LSV, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered the sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding the sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting and throughout the year. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to LSV on behalf of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund, the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement, like the current sub-advisory agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV as assets allocated to the sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Boston, MA 02210

www.fidelity.com

MMV-SANN-0118
1.931578.106

Strategic Advisers® Value Multi-Manager Fund Class L and Class N Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.5	2.9
Johnson & Johnson	1.7	2.7
Citigroup, Inc.	1.7	1.8
Intel Corp.	1.6	1.6
Apple, Inc.	1.5	2.1
Pfizer, Inc.	1.5	2.0
Wal-Mart Stores, Inc.	1.4	1.5
AbbVie, Inc.	1.3	1.3
Amgen, Inc.	1.3	1.4
Cisco Systems, Inc.	1.3	1.5
	15.8

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	26.6
Information Technology	12.0	15.5
Health Care	11.7	14.9
Consumer Discretionary	8.1	8.7
Industrials	6.1	7.9

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	77.2%
Short-Term Investments and Net Other Assets (Liabilities)	22.8%

As of May 31, 2017
Common Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 77.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.0%
BorgWarner, Inc.	1,590	$88,531
Delphi Automotive PLC	240	25,121
Gentex Corp.	260	5,325
Lear Corp.	460	83,209
The Goodyear Tire & Rubber Co.	1,920	62,150
		264,336
Automobiles - 1.1%
Ford Motor Co.	7,450	93,274
General Motors Co.	3,540	152,539
Harley-Davidson, Inc.	900	45,180
Thor Industries, Inc.	50	7,678
		298,671
Diversified Consumer Services - 0.0%
H&R Block, Inc.	180	4,712
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	400	14,692
Carnival Corp.	480	31,507
Hyatt Hotels Corp. Class A (a)	30	2,171
Norwegian Cruise Line Holdings Ltd. (a)	200	10,832
Royal Caribbean Cruises Ltd.	190	23,537
Wyndham Worldwide Corp.	590	66,310
		149,049
Household Durables - 1.1%
Garmin Ltd.	170	10,554
Leggett & Platt, Inc.	110	5,306
Lennar Corp.:
Class A	1,945	122,107
Class B	38	1,950
Mohawk Industries, Inc. (a)	70	19,783
NVR, Inc. (a)	4	13,900
PulteGroup, Inc.	280	9,556
Toll Brothers, Inc.	150	7,550
Whirlpool Corp.	560	94,399
		285,105
Leisure Products - 0.1%
Brunswick Corp.	80	4,428
Hasbro, Inc.	110	10,232
		14,660
Media - 1.9%
Comcast Corp. Class A	4,000	150,160
Gannett Co., Inc.	600	6,876
News Corp. Class A	340	5,494
Tegna, Inc.	1,200	15,936
The Madison Square Garden Co. (a)	20	4,333
The Walt Disney Co.	1,390	145,700
Time Warner, Inc.	1,060	97,001
Twenty-First Century Fox, Inc. Class A	940	30,024
Viacom, Inc. Class B (non-vtg.)	900	25,488
		481,012
Multiline Retail - 0.8%
Dillard's, Inc. Class A	300	18,030
Dollar General Corp.	240	21,139
Kohl's Corp.	1,640	78,671
Macy's, Inc.	500	11,900
Target Corp.	1,500	89,850
		219,590
Specialty Retail - 1.4%
AutoNation, Inc. (a)	60	3,322
Best Buy Co., Inc.	1,260	75,109
CarMax, Inc. (a)	160	11,026
Gap, Inc.	250	8,078
Home Depot, Inc.	870	156,443
L Brands, Inc.	60	3,364
Lowe's Companies, Inc.	710	59,193
Penske Automotive Group, Inc.	800	38,688
Williams-Sonoma, Inc.	80	4,093
		359,316
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc.	40	4,333
Hanesbrands, Inc.	310	6,476
Michael Kors Holdings Ltd. (a)	100	5,844
PVH Corp.	70	9,419
Ralph Lauren Corp.	50	4,758
		30,830

TOTAL CONSUMER DISCRETIONARY		2,107,281

CONSUMER STAPLES - 5.4%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	110	9,921
The Coca-Cola Co.	1,640	75,063
		84,984
Food & Staples Retailing - 2.8%
CVS Health Corp.	1,100	84,260
Kroger Co.	5,120	132,403
Wal-Mart Stores, Inc.	3,600	350,028
Walgreens Boots Alliance, Inc.	2,305	167,712
		734,403
Food Products - 1.8%
Archer Daniels Midland Co.	2,445	97,507
Campbell Soup Co.	900	44,370
Ingredion, Inc.	360	49,853
Mondelez International, Inc.	1,815	77,936
Pilgrim's Pride Corp. (a)	1,920	70,406
The J.M. Smucker Co.	400	46,668
Tyson Foods, Inc. Class A	890	73,203
		459,943
Household Products - 0.1%
Kimberly-Clark Corp.	210	25,150
Personal Products - 0.4%
Herbalife Ltd. (a)	80	5,611
Unilever NV (NY Reg.)	1,790	103,355
		108,966

TOTAL CONSUMER STAPLES		1,413,446

ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Halliburton Co.	1,495	62,461
Parker Drilling Co. (a)	2,100	2,058
		64,519
Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	2,390	284,386
ConocoPhillips Co.	1,100	55,968
Energen Corp. (a)	80	4,517
EQT Corp.	1,065	63,474
Exxon Mobil Corp.	1,300	108,277
HollyFrontier Corp.	150	6,672
Marathon Petroleum Corp.	1,270	79,540
Murphy Oil Corp.	1,200	33,540
PBF Energy, Inc. Class A	1,300	42,081
Phillips 66 Co.	1,850	180,486
Pioneer Natural Resources Co.	395	61,636
Valero Energy Corp.	1,900	162,678
		1,083,255

TOTAL ENERGY		1,147,774

FINANCIALS - 21.5%
Banks - 10.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	12,528	107,240
Bank of America Corp.	10,300	290,151
BB&T Corp.	1,580	78,084
BOK Financial Corp.	685	60,965
CIT Group, Inc.	110	5,482
Citigroup, Inc.	5,750	434,125
Citizens Financial Group, Inc.	1,850	75,295
Comerica, Inc.	140	11,663
Commerce Bancshares, Inc.	85	4,813
Cullen/Frost Bankers, Inc.	650	63,967
East West Bancorp, Inc.	1,056	64,986
Fifth Third Bancorp	2,270	69,258
First Republic Bank	202	19,299
Investors Bancorp, Inc.	270	3,853
JPMorgan Chase & Co.	6,140	641,746
KeyCorp	2,820	53,524
M&T Bank Corp.	140	23,653
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	68,733
PNC Financial Services Group, Inc.	930	130,721
Prosperity Bancshares, Inc.	60	4,202
Regions Financial Corp.	7,770	128,904
SunTrust Banks, Inc.	1,830	112,783
Synovus Financial Corp.	110	5,459
U.S. Bancorp	1,500	82,725
Wells Fargo & Co.	5,050	285,174
Western Alliance Bancorp. (a)	70	4,073
Zions Bancorporation	180	8,919
		2,839,797
Capital Markets - 3.3%
Ameriprise Financial, Inc.	1,665	271,778
Bank of New York Mellon Corp.	930	50,908
Brighthouse Financial, Inc.	118	6,937
E*TRADE Financial Corp. (a)	240	11,554
Franklin Resources, Inc.	500	21,675
Goldman Sachs Group, Inc.	550	136,202
Invesco Ltd.	360	13,021
Lazard Ltd. Class A	110	5,418
Legg Mason, Inc.	1,300	51,948
Morgan Stanley	2,950	152,250
Northern Trust Corp.	180	17,600
Raymond James Financial, Inc.	110	9,713
State Street Corp.	740	70,559
T. Rowe Price Group, Inc.	210	21,613
The NASDAQ OMX Group, Inc.	120	9,499
		850,675
Consumer Finance - 1.8%
Ally Financial, Inc.	410	11,013
American Express Co.	800	78,168
Capital One Financial Corp.	2,285	210,220
Credit Acceptance Corp. (a)	10	3,029
Discover Financial Services	1,560	110,136
Navient Corp.	1,100	13,871
Santander Consumer U.S.A. Holdings, Inc.	310	5,344
Synchrony Financial	723	25,948
		457,729
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	3,815
Leucadia National Corp.	320	8,419
Voya Financial, Inc.	170	7,514
		19,748
Insurance - 5.0%
AFLAC, Inc.	860	75,370
Alleghany Corp. (a)	20	11,696
Allstate Corp.	840	86,234
American Financial Group, Inc.	560	58,834
American International Group, Inc.	1,100	65,956
Assurant, Inc.	460	46,400
Assured Guaranty Ltd.	110	3,994
Axis Capital Holdings Ltd.	600	31,434
Chubb Ltd.	1,045	158,955
Cincinnati Financial Corp.	140	10,462
Everest Re Group Ltd.	240	52,704
FNF Group	220	8,901
Hartford Financial Services Group, Inc.	1,230	70,651
Lincoln National Corp.	1,290	98,750
Loews Corp.	300	15,084
Markel Corp. (a)	10	11,069
MetLife, Inc.	1,760	94,477
Old Republic International Corp.	230	4,823
Principal Financial Group, Inc.	260	18,405
Prudential Financial, Inc.	1,080	125,107
Reinsurance Group of America, Inc.	60	9,723
RenaissanceRe Holdings Ltd.	40	5,306
The Travelers Companies, Inc.	870	117,946
Torchmark Corp.	270	23,990
Unum Group	1,000	56,620
W.R. Berkley Corp.	110	7,603
Willis Group Holdings PLC	110	17,688
XL Group Ltd.	230	8,929
		1,297,111
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	5,300	61,851
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,100	43,029

TOTAL FINANCIALS		5,569,940

HEALTH CARE - 11.7%
Biotechnology - 3.4%
AbbVie, Inc.	3,525	341,643
Amgen, Inc.	1,895	332,876
Biogen, Inc. (a)	190	61,212
Gilead Sciences, Inc.	1,770	132,361
		868,092
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	1,404	92,004
Danaher Corp.	1,289	121,630
Medtronic PLC	1,280	105,126
		318,760
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	1,883	59,936
Aetna, Inc.	800	144,144
Anthem, Inc.	620	145,675
Cardinal Health, Inc.	400	23,676
Cigna Corp.	430	91,044
DaVita HealthCare Partners, Inc. (a)	170	10,380
Express Scripts Holding Co. (a)	800	52,144
HCA Holdings, Inc. (a)	1,130	96,050
Laboratory Corp. of America Holdings (a)	90	14,244
LifePoint Hospitals, Inc. (a)	800	38,240
McKesson Corp.	480	70,915
Quest Diagnostics, Inc.	320	31,507
		777,955
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	230	14,534
Johnson & Johnson	3,200	445,856
Mallinckrodt PLC (a)	1,200	26,184
Merck & Co., Inc.	1,650	91,196
Novartis AG sponsored ADR	1,040	89,232
Perrigo Co. PLC	120	10,465
Pfizer, Inc.	10,710	388,345
		1,065,812

TOTAL HEALTH CARE		3,030,619

INDUSTRIALS - 6.1%
Aerospace & Defense - 1.7%
General Dynamics Corp.	835	172,979
Huntington Ingalls Industries, Inc.	40	9,667
L3 Technologies, Inc.	70	13,901
Spirit AeroSystems Holdings, Inc. Class A	810	68,243
Textron, Inc.	240	13,370
The Boeing Co.	160	44,288
Triumph Group, Inc.	700	21,630
United Technologies Corp.	710	86,230
		430,308
Air Freight & Logistics - 0.5%
FedEx Corp.	240	55,550
United Parcel Service, Inc. Class B	590	71,656
		127,206
Airlines - 0.9%
American Airlines Group, Inc.	440	22,216
Delta Air Lines, Inc.	2,260	119,599
JetBlue Airways Corp. (a)	270	5,797
Southwest Airlines Co.	540	32,762
United Continental Holdings, Inc. (a)	700	44,324
		224,698
Building Products - 0.2%
Johnson Controls International PLC	1,099	41,366
Owens Corning	100	8,835
USG Corp. (a)	130	4,941
		55,142
Commercial Services & Supplies - 0.2%
Deluxe Corp.	600	42,660
LSC Communications, Inc.	187	3,059
R.R. Donnelley & Sons Co.	500	4,695
		50,414
Construction & Engineering - 0.1%
Fluor Corp.	400	19,364
Jacobs Engineering Group, Inc.	110	7,219
		26,583
Electrical Equipment - 0.1%
Eaton Corp. PLC	400	31,112
Hubbell, Inc. Class B	40	5,032
		36,144
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	50	5,749
Honeywell International, Inc.	680	106,053
		111,802
Machinery - 1.2%
AGCO Corp.	570	40,345
Allison Transmission Holdings, Inc.	120	4,925
Cummins, Inc.	150	25,110
Ingersoll-Rand PLC	210	18,400
Oshkosh Corp.	1,400	126,056
PACCAR, Inc.	310	21,802
Pentair PLC	140	9,962
Snap-On, Inc.	50	8,472
Timken Co.	200	9,980
Trinity Industries, Inc.	1,260	44,919
		309,971
Professional Services - 0.0%
Manpower, Inc.	60	7,734
Robert Half International, Inc.	110	6,274
		14,008
Road & Rail - 0.6%
AMERCO	20	7,413
Norfolk Southern Corp.	170	23,567
Ryder System, Inc.	400	32,992
Union Pacific Corp.	680	86,020
		149,992
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	34,300
United Rentals, Inc. (a)	80	12,758
		47,058

TOTAL INDUSTRIALS		1,583,326

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.4%
Arris International PLC (a)	90	2,697
Cisco Systems, Inc.	8,750	326,375
Juniper Networks, Inc.	340	9,438
Motorola Solutions, Inc.	150	14,117
		352,627
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	580	46,823
CDW Corp.	140	9,801
Corning, Inc.	2,980	96,522
Dell Technologies, Inc. (a)	278	21,751
Flextronics International Ltd. (a)	2,300	41,561
Jabil, Inc.	150	4,328
SYNNEX Corp.	20	2,724
TE Connectivity Ltd.	400	37,776
Tech Data Corp. (a)	400	38,680
Vishay Intertechnology, Inc.	1,300	28,470
		328,436
IT Services - 1.3%
Alliance Data Systems Corp.	40	9,571
Booz Allen Hamilton Holding Corp. Class A	90	3,482
CSRA, Inc.	100	2,893
DXC Technology Co.	163	15,671
IBM Corp.	1,230	189,383
PayPal Holdings, Inc. (a)	1,470	111,323
The Western Union Co.	420	8,270
		340,593
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	1,590	83,904
Cirrus Logic, Inc. (a)	600	33,144
Intel Corp.	9,290	416,564
KLA-Tencor Corp.	130	13,291
Lam Research Corp.	400	76,932
Marvell Technology Group Ltd.	450	10,053
Microchip Technology, Inc.	1,505	130,920
Qorvo, Inc. (a)	110	8,424
Skyworks Solutions, Inc.	160	16,758
Teradyne, Inc.	130	5,261
		795,251
Software - 2.4%
Adobe Systems, Inc. (a)	1,030	186,914
ANSYS, Inc. (a)	750	111,143
CA Technologies, Inc.	360	11,905
Microsoft Corp.	1,710	143,931
Oracle Corp.	3,670	180,050
		633,943
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	2,280	391,818
Hewlett Packard Enterprise Co.	1,900	26,505
HP, Inc.	3,810	81,725
NCR Corp. (a)	1,400	43,806
NetApp, Inc.	170	9,607
Seagate Technology LLC	900	34,704
Western Digital Corp.	500	39,430
Xerox Corp.	1,177	34,910
		662,505

TOTAL INFORMATION TECHNOLOGY		3,113,355

MATERIALS - 3.4%
Chemicals - 2.2%
Ashland Global Holdings, Inc.	50	3,699
Celanese Corp. Class A	420	45,041
CF Industries Holdings, Inc.	210	7,869
DowDuPont, Inc.	1,475	106,141
Eastman Chemical Co.	730	67,430
Huntsman Corp.	1,710	54,652
LyondellBasell Industries NV Class A	1,120	117,264
PPG Industries, Inc.	1,214	141,856
RPM International, Inc.	110	5,827
Westlake Chemical Corp.	110	10,772
		560,551
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	520	108,363
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	120	7,168
International Paper Co.	1,170	66,234
Packaging Corp. of America	480	56,928
Sonoco Products Co.	90	4,816
WestRock Co.	111	6,928
		142,074
Metals & Mining - 0.2%
Newmont Mining Corp.	320	11,837
Nucor Corp.	280	16,100
Reliance Steel & Aluminum Co.	60	4,717
Steel Dynamics, Inc.	220	8,470
		41,124
Paper & Forest Products - 0.1%
Domtar Corp.	500	24,110

TOTAL MATERIALS		876,222

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Hospitality Properties Trust (SBI)	1,100	32,989
Mack-Cali Realty Corp.	1,000	22,130
Medical Properties Trust, Inc.	1,100	15,059
VEREIT, Inc.	5,100	39,780
		109,958
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	40	6,100

TOTAL REAL ESTATE		116,058

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	3,300	120,054
Verizon Communications, Inc.	5,400	274,806
		394,860
UTILITIES - 2.7%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	440	34,157
Duke Energy Corp.	520	46,374
Edison International	290	23,568
Entergy Corp.	1,060	91,669
Eversource Energy	280	18,158
Exelon Corp.	1,900	79,249
FirstEnergy Corp.	2,000	68,280
OGE Energy Corp.	180	6,437
Pinnacle West Capital Corp.	100	9,181
Westar Energy, Inc.	120	6,865
Xcel Energy, Inc.	420	21,676
		405,614
Gas Utilities - 0.4%
National Fuel Gas Co.	1,542	90,670
UGI Corp.	20	980
		91,650
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	5,040	53,323
Multi-Utilities - 0.5%
Ameren Corp.	220	14,071
DTE Energy Co.	160	18,491
Public Service Enterprise Group, Inc.	2,050	108,773
		141,335

TOTAL UTILITIES		691,922

TOTAL COMMON STOCKS
(Cost $13,369,578)		20,044,803
	Principal Amount	Value

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.26% 1/18/18 to 3/1/18 (b)
(Cost $179,540)	$180,000	179,537
	Shares	Value

Money Market Funds - 21.9%
Invesco Government & Agency Portfolio Institutional Class 0.98% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (c)	5,681,321	5,681,321
TOTAL MONEY MARKET FUNDS
(Cost $5,681,331)		5,681,331
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $19,230,449)		25,905,671
NET OTHER ASSETS (LIABILITIES) - 0.2%		52,015
NET ASSETS - 100%		$25,957,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	90	Dec. 2017	$5,435,100	$136,081	$136,081

The notional amount of futures purchased as a percentage of Net Assets is 20.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,501,842

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,537.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,107,281	$2,107,281	$--	$--
Consumer Staples	1,413,446	1,413,446	--	--
Energy	1,147,774	1,147,774	--	--
Financials	5,569,940	5,569,940	--	--
Health Care	3,030,619	3,030,619	--	--
Industrials	1,583,326	1,583,326	--	--
Information Technology	3,113,355	3,113,355	--	--
Materials	876,222	876,222	--	--
Real Estate	116,058	116,058	--	--
Telecommunication Services	394,860	394,860	--	--
Utilities	691,922	691,922	--	--
Other Short-Term Investments	179,537	--	179,537	--
Money Market Funds	5,681,331	5,681,331	--	--
Total Investments in Securities:	$25,905,671	$25,726,134	$179,537	$--
Derivative Instruments:
Assets
Futures Contracts	$136,081	$136,081	$--	$--
Total Assets	$136,081	$136,081	$--	$--
Total Derivative Instruments:	$136,081	$136,081	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$136,081	$0
Total Equity Risk	136,081	0
Total Value of Derivatives	$136,081	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,230,449)		$25,905,671
Cash		12
Receivable for investments sold		290,327
Receivable for fund shares sold		20,099
Dividends receivable		59,530
Interest receivable		1,429
Receivable for daily variation margin on futures contracts		34,650
Prepaid expenses		38
Receivable from investment adviser for expense reductions		2,723
Other receivables		359
Total assets		26,314,838
Liabilities
Payable for investments purchased	$319,354
Payable for fund shares redeemed	3,071
Accrued management fee	10,282
Audit fee payable	18,396
Distribution and service plan fees payable	28
Other affiliated payables	3,064
Other payables and accrued expenses	2,957
Total liabilities		357,152
Net Assets		$25,957,686
Net Assets consist of:
Paid in capital		$18,186,539
Undistributed net investment income		142,123
Accumulated undistributed net realized gain (loss) on investments		817,721
Net unrealized appreciation (depreciation) on investments		6,811,303
Net Assets		$25,957,686
Value Multi-Manager:
Net Asset Value, offering price and redemption price per share ($20,776,000 ÷ 1,255,729 shares)		$16.54
Class F:
Net Asset Value, offering price and redemption price per share ($4,901,219 ÷ 294,465 shares)		$16.64
Class L:
Net Asset Value, offering price and redemption price per share ($140,938 ÷ 8,519 shares)		$16.54
Class N:
Net Asset Value, offering price and redemption price per share ($139,529 ÷ 8,446 shares)		$16.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$232,908
Interest		10,698
Total income		243,606
Expenses
Management fee	$57,253
Transfer agent fees	12,576
Distribution and service plan fees	163
Accounting fees and expenses	4,450
Custodian fees and expenses	6,792
Independent trustees' fees and expenses	143
Registration fees	43,944
Audit	30,871
Legal	796
Miscellaneous	263
Total expenses before reductions	157,251
Expense reductions	(56,036)	101,215
Net investment income (loss)		142,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	865,108
Futures contracts	(730)
Total net realized gain (loss)		864,378
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,657,897
Futures contracts	138,179
Total change in net unrealized appreciation (depreciation)		1,796,076
Net gain (loss)		2,660,454
Net increase (decrease) in net assets resulting from operations		$2,802,845

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,391	$253,827
Net realized gain (loss)	864,378	500,094
Change in net unrealized appreciation (depreciation)	1,796,076	1,781,179
Net increase (decrease) in net assets resulting from operations	2,802,845	2,535,100
Distributions to shareholders from net investment income	(117,245)	(244,137)
Distributions to shareholders from net realized gain	(228,220)	(752,307)
Total distributions	(345,465)	(996,444)
Share transactions - net increase (decrease)	4,142,409	2,308,537
Total increase (decrease) in net assets	6,599,789	3,847,193
Net Assets
Beginning of period	19,357,897	15,510,704
End of period	$25,957,686	$19,357,897
Other Information
Undistributed net investment income end of period	$142,123	$116,977

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Value Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$13.63	$14.83	$14.93	$13.32	$10.65
Income from Investment Operations
Net investment income (loss)A	.10	.21	.18	.16	.14	.17
Net realized and unrealized gain (loss)	1.79	1.95	(.65)	1.23	2.37	2.92
Total from investment operations	1.89	2.16	(.47)	1.39	2.51	3.09
Distributions from net investment income	(.09)	(.21)	(.16)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.77)	(.26)
Total distributions	(.27)	(.87)	(.73)	(1.49)B	(.90)C	(.42)
Net asset value, end of period	$16.54	$14.92	$13.63	$14.83	$14.93	$13.32
Total ReturnD,E	12.81%	16.46%	(3.12)%	9.78%	19.66%	29.71%
Ratios to Average Net AssetsF
Expenses before reductions	1.40%G	1.43%	1.32%	1.25%	1.32%	1.30%
Expenses net of fee waivers, if any	.90%G	.90%	.97%	.97%	.97%	.97%
Expenses net of all reductions	.90%G	.90%	.97%	.97%	.97%	.97%
Net investment income (loss)	1.23%G	1.45%	1.30%	1.08%	.97%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$20,776	$15,006	$12,405	$17,235	$17,565	$15,774
Portfolio turnover rateH	46%G	27%	41%	36%	59%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$15.00	$13.69	$14.87	$14.96	$13.33	$11.91
Income from Investment Operations
Net investment income (loss)B	.10	.22	.19	.17	.15	.08
Net realized and unrealized gain (loss)	1.81	1.96	(.64)	1.23	2.38	1.62
Total from investment operations	1.91	2.18	(.45)	1.40	2.53	1.70
Distributions from net investment income	(.09)	(.21)	(.16)	(.15)	(.14)	(.10)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.77)	(.18)
Total distributions	(.27)	(.87)	(.73)	(1.49)C	(.90)D	(.28)
Net asset value, end of period	$16.64	$15.00	$13.69	$14.87	$14.96	$13.33
Total ReturnE,F	12.87%	16.54%	(2.97)%	9.83%	19.81%	14.61%
Ratios to Average Net AssetsG
Expenses before reductions	1.26%H	1.29%	1.19%	1.11%	1.26%	.98%H
Expenses net of fee waivers, if any	.81%H	.80%	.87%	.87%	.87%	.87%H
Expenses net of all reductions	.81%H	.80%	.87%	.87%	.87%	.87%H
Net investment income (loss)	1.32%H	1.55%	1.40%	1.18%	1.07%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,901	$4,103	$2,871	$2,717	$1,535	$287
Portfolio turnover rateI	46%H	27%	41%	36%	59%	30%

 A For the period December 18, 2012 (commencement of operations) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$13.63	$14.83	$14.93	$14.03
Income from Investment Operations
Net investment income (loss)B	.09	.20	.17	.16	.08
Net realized and unrealized gain (loss)	1.80	1.96	(.64)	1.23	1.38
Total from investment operations	1.89	2.16	(.47)	1.39	1.46
Distributions from net investment income	(.09)	(.21)	(.16)	(.15)	(.08)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.48)
Total distributions	(.27)	(.87)	(.73)	(1.49)C	(.56)
Net asset value, end of period	$16.54	$14.92	$13.63	$14.83	$14.93
Total ReturnD,E	12.81%	16.46%	(3.12)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.36%G	1.40%	1.28%	1.22%	1.37%G
Expenses net of fee waivers, if any	.90%G	.90%	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.90%	.97%	.97%	.97%G
Net investment income (loss)	1.22%G	1.45%	1.29%	1.08%	.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$141	$125	$118	$121	$111
Portfolio turnover rateH	46%G	27%	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.90	$13.61	$14.81	$14.92	$14.03
Income from Investment Operations
Net investment income (loss)B	.08	.17	.14	.12	.06
Net realized and unrealized gain (loss)	1.79	1.95	(.65)	1.23	1.38
Total from investment operations	1.87	2.12	(.51)	1.35	1.44
Distributions from net investment income	(.08)	(.18)	(.12)	(.11)	(.07)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.48)
Total distributions	(.25)C	(.83)D	(.69)	(1.46)	(.55)
Net asset value, end of period	$16.52	$14.90	$13.61	$14.81	$14.92
Total ReturnE,F	12.71%	16.20%	(3.37)%	9.44%	10.54%
Ratios to Average Net AssetsG
Expenses before reductions	1.60%H	1.65%	1.53%	1.47%	1.63%H
Expenses net of fee waivers, if any	1.15%H	1.15%	1.22%	1.22%	1.22%H
Expenses net of all reductions	1.15%H	1.15%	1.22%	1.22%	1.22%H
Net investment income (loss)	.98%H	1.20%	1.05%	.83%	.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$140	$124	$117	$121	$111
Portfolio turnover rateI	46%H	27%	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.175 per share.

 D Total distributions of $.83 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.656 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,027,660
Gross unrealized depreciation	(255,437)
Net unrealized appreciation (depreciation)	$6,772,223
Tax cost	$19,269,529

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $4,629,876 and $5,416,056, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .50% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, J.P. Morgan Investment Management, Inc. and Boston Partners Global Investors, Inc. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$163	$163

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Multi-Manager	$12,455.14
Class L	61.09
Class N	60.09
	$12,576

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.90%	$45,720
Class F	.81%	9,724
Class L	.90%	297
Class N	1.15%	295

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2017	Year ended May 31, 2017
From net investment income
Value Multi-Manager	$91,851	$194,063
Class F	24,018	46,819
Class L	753	1,778
Class N	623	1,477
Total	$117,245	$244,137
From net realized gain
Value Multi-Manager	$178,599	$598,867
Class F	46,702	142,347
Class L	1,465	5,562
Class N	1,454	5,531
Total	$228,220	$752,307

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2017	Year ended May 31, 2017	Six months ended November 30, 2017	Year ended May 31, 2017
Value Multi-Manager
Shares sold	344,164	265,404	$5,295,199	$3,823,547
Reinvestment of distributions	17,946	57,522	270,450	792,930
Shares redeemed	(112,100)	(227,430)	(1,757,338)	(3,210,201)
Net increase (decrease)	250,010	95,496	$3,808,311	$1,406,276
Class F
Shares sold	74,753	124,570	$1,174,755	$1,790,750
Reinvestment of distributions	4,665	13,639	70,720	189,166
Shares redeemed	(58,444)	(74,488)	(915,672)	(1,070,861)
Net increase (decrease)	20,974	63,721	$329,803	$909,055
Class L
Reinvestment of distributions	147	533	2,218	7,340
Shares redeemed	–	(795)	–	(10,607)
Net increase (decrease)	147	(262)	$2,218	$(3,267)
Class N
Reinvestment of distributions	138	510	2,077	7,008
Shares redeemed	–	(790)	–	(10,535)
Net increase (decrease)	138	(280)	$2,077	$(3,527)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 40% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Value Multi-Manager	.90%
Actual		$1,000.00	$1,128.10	$4.80
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.81%
Actual		$1,000.00	$1,128.70	$4.32
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class L	.90%
Actual		$1,000.00	$1,128.10	$4.80
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,127.10	$6.13
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC, Boston Partners Global Investors, Inc. (formerly Robeco Investment Management, Inc.), Brandywine Global Investment Management, LLC, FIAM LLC, and LSV Asset Management (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the retail class had out-performed 61%, 67%, and 69% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.81% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

On September 6, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement with LSV Asset Management (LSV) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to LSV, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered the sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding the sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting and throughout the year. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to LSV on behalf of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund, the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement, like the current sub-advisory agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV as assets allocated to the sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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Boston, MA 02210

www.fidelity.com

MMV-L-MMV-N-SANN-0118
1.9585617.104

Strategic Advisers® Value Multi-Manager Fund Class F Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	2.5	2.9
Johnson & Johnson	1.7	2.7
Citigroup, Inc.	1.7	1.8
Intel Corp.	1.6	1.6
Apple, Inc.	1.5	2.1
Pfizer, Inc.	1.5	2.0
Wal-Mart Stores, Inc.	1.4	1.5
AbbVie, Inc.	1.3	1.3
Amgen, Inc.	1.3	1.4
Cisco Systems, Inc.	1.3	1.5
	15.8

Top Five Market Sectors as of November 30, 2017

(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.5	26.6
Information Technology	12.0	15.5
Health Care	11.7	14.9
Consumer Discretionary	8.1	8.7
Industrials	6.1	7.9

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Common Stocks	77.2%
Short-Term Investments and Net Other Assets (Liabilities)	22.8%

As of May 31, 2017
Common Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 77.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.0%
BorgWarner, Inc.	1,590	$88,531
Delphi Automotive PLC	240	25,121
Gentex Corp.	260	5,325
Lear Corp.	460	83,209
The Goodyear Tire & Rubber Co.	1,920	62,150
		264,336
Automobiles - 1.1%
Ford Motor Co.	7,450	93,274
General Motors Co.	3,540	152,539
Harley-Davidson, Inc.	900	45,180
Thor Industries, Inc.	50	7,678
		298,671
Diversified Consumer Services - 0.0%
H&R Block, Inc.	180	4,712
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	400	14,692
Carnival Corp.	480	31,507
Hyatt Hotels Corp. Class A (a)	30	2,171
Norwegian Cruise Line Holdings Ltd. (a)	200	10,832
Royal Caribbean Cruises Ltd.	190	23,537
Wyndham Worldwide Corp.	590	66,310
		149,049
Household Durables - 1.1%
Garmin Ltd.	170	10,554
Leggett & Platt, Inc.	110	5,306
Lennar Corp.:
Class A	1,945	122,107
Class B	38	1,950
Mohawk Industries, Inc. (a)	70	19,783
NVR, Inc. (a)	4	13,900
PulteGroup, Inc.	280	9,556
Toll Brothers, Inc.	150	7,550
Whirlpool Corp.	560	94,399
		285,105
Leisure Products - 0.1%
Brunswick Corp.	80	4,428
Hasbro, Inc.	110	10,232
		14,660
Media - 1.9%
Comcast Corp. Class A	4,000	150,160
Gannett Co., Inc.	600	6,876
News Corp. Class A	340	5,494
Tegna, Inc.	1,200	15,936
The Madison Square Garden Co. (a)	20	4,333
The Walt Disney Co.	1,390	145,700
Time Warner, Inc.	1,060	97,001
Twenty-First Century Fox, Inc. Class A	940	30,024
Viacom, Inc. Class B (non-vtg.)	900	25,488
		481,012
Multiline Retail - 0.8%
Dillard's, Inc. Class A	300	18,030
Dollar General Corp.	240	21,139
Kohl's Corp.	1,640	78,671
Macy's, Inc.	500	11,900
Target Corp.	1,500	89,850
		219,590
Specialty Retail - 1.4%
AutoNation, Inc. (a)	60	3,322
Best Buy Co., Inc.	1,260	75,109
CarMax, Inc. (a)	160	11,026
Gap, Inc.	250	8,078
Home Depot, Inc.	870	156,443
L Brands, Inc.	60	3,364
Lowe's Companies, Inc.	710	59,193
Penske Automotive Group, Inc.	800	38,688
Williams-Sonoma, Inc.	80	4,093
		359,316
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc.	40	4,333
Hanesbrands, Inc.	310	6,476
Michael Kors Holdings Ltd. (a)	100	5,844
PVH Corp.	70	9,419
Ralph Lauren Corp.	50	4,758
		30,830

TOTAL CONSUMER DISCRETIONARY		2,107,281

CONSUMER STAPLES - 5.4%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc.	110	9,921
The Coca-Cola Co.	1,640	75,063
		84,984
Food & Staples Retailing - 2.8%
CVS Health Corp.	1,100	84,260
Kroger Co.	5,120	132,403
Wal-Mart Stores, Inc.	3,600	350,028
Walgreens Boots Alliance, Inc.	2,305	167,712
		734,403
Food Products - 1.8%
Archer Daniels Midland Co.	2,445	97,507
Campbell Soup Co.	900	44,370
Ingredion, Inc.	360	49,853
Mondelez International, Inc.	1,815	77,936
Pilgrim's Pride Corp. (a)	1,920	70,406
The J.M. Smucker Co.	400	46,668
Tyson Foods, Inc. Class A	890	73,203
		459,943
Household Products - 0.1%
Kimberly-Clark Corp.	210	25,150
Personal Products - 0.4%
Herbalife Ltd. (a)	80	5,611
Unilever NV (NY Reg.)	1,790	103,355
		108,966

TOTAL CONSUMER STAPLES		1,413,446

ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Halliburton Co.	1,495	62,461
Parker Drilling Co. (a)	2,100	2,058
		64,519
Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	2,390	284,386
ConocoPhillips Co.	1,100	55,968
Energen Corp. (a)	80	4,517
EQT Corp.	1,065	63,474
Exxon Mobil Corp.	1,300	108,277
HollyFrontier Corp.	150	6,672
Marathon Petroleum Corp.	1,270	79,540
Murphy Oil Corp.	1,200	33,540
PBF Energy, Inc. Class A	1,300	42,081
Phillips 66 Co.	1,850	180,486
Pioneer Natural Resources Co.	395	61,636
Valero Energy Corp.	1,900	162,678
		1,083,255

TOTAL ENERGY		1,147,774

FINANCIALS - 21.5%
Banks - 10.9%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	12,528	107,240
Bank of America Corp.	10,300	290,151
BB&T Corp.	1,580	78,084
BOK Financial Corp.	685	60,965
CIT Group, Inc.	110	5,482
Citigroup, Inc.	5,750	434,125
Citizens Financial Group, Inc.	1,850	75,295
Comerica, Inc.	140	11,663
Commerce Bancshares, Inc.	85	4,813
Cullen/Frost Bankers, Inc.	650	63,967
East West Bancorp, Inc.	1,056	64,986
Fifth Third Bancorp	2,270	69,258
First Republic Bank	202	19,299
Investors Bancorp, Inc.	270	3,853
JPMorgan Chase & Co.	6,140	641,746
KeyCorp	2,820	53,524
M&T Bank Corp.	140	23,653
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	68,733
PNC Financial Services Group, Inc.	930	130,721
Prosperity Bancshares, Inc.	60	4,202
Regions Financial Corp.	7,770	128,904
SunTrust Banks, Inc.	1,830	112,783
Synovus Financial Corp.	110	5,459
U.S. Bancorp	1,500	82,725
Wells Fargo & Co.	5,050	285,174
Western Alliance Bancorp. (a)	70	4,073
Zions Bancorporation	180	8,919
		2,839,797
Capital Markets - 3.3%
Ameriprise Financial, Inc.	1,665	271,778
Bank of New York Mellon Corp.	930	50,908
Brighthouse Financial, Inc.	118	6,937
E*TRADE Financial Corp. (a)	240	11,554
Franklin Resources, Inc.	500	21,675
Goldman Sachs Group, Inc.	550	136,202
Invesco Ltd.	360	13,021
Lazard Ltd. Class A	110	5,418
Legg Mason, Inc.	1,300	51,948
Morgan Stanley	2,950	152,250
Northern Trust Corp.	180	17,600
Raymond James Financial, Inc.	110	9,713
State Street Corp.	740	70,559
T. Rowe Price Group, Inc.	210	21,613
The NASDAQ OMX Group, Inc.	120	9,499
		850,675
Consumer Finance - 1.8%
Ally Financial, Inc.	410	11,013
American Express Co.	800	78,168
Capital One Financial Corp.	2,285	210,220
Credit Acceptance Corp. (a)	10	3,029
Discover Financial Services	1,560	110,136
Navient Corp.	1,100	13,871
Santander Consumer U.S.A. Holdings, Inc.	310	5,344
Synchrony Financial	723	25,948
		457,729
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	3,815
Leucadia National Corp.	320	8,419
Voya Financial, Inc.	170	7,514
		19,748
Insurance - 5.0%
AFLAC, Inc.	860	75,370
Alleghany Corp. (a)	20	11,696
Allstate Corp.	840	86,234
American Financial Group, Inc.	560	58,834
American International Group, Inc.	1,100	65,956
Assurant, Inc.	460	46,400
Assured Guaranty Ltd.	110	3,994
Axis Capital Holdings Ltd.	600	31,434
Chubb Ltd.	1,045	158,955
Cincinnati Financial Corp.	140	10,462
Everest Re Group Ltd.	240	52,704
FNF Group	220	8,901
Hartford Financial Services Group, Inc.	1,230	70,651
Lincoln National Corp.	1,290	98,750
Loews Corp.	300	15,084
Markel Corp. (a)	10	11,069
MetLife, Inc.	1,760	94,477
Old Republic International Corp.	230	4,823
Principal Financial Group, Inc.	260	18,405
Prudential Financial, Inc.	1,080	125,107
Reinsurance Group of America, Inc.	60	9,723
RenaissanceRe Holdings Ltd.	40	5,306
The Travelers Companies, Inc.	870	117,946
Torchmark Corp.	270	23,990
Unum Group	1,000	56,620
W.R. Berkley Corp.	110	7,603
Willis Group Holdings PLC	110	17,688
XL Group Ltd.	230	8,929
		1,297,111
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	5,300	61,851
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,100	43,029

TOTAL FINANCIALS		5,569,940

HEALTH CARE - 11.7%
Biotechnology - 3.4%
AbbVie, Inc.	3,525	341,643
Amgen, Inc.	1,895	332,876
Biogen, Inc. (a)	190	61,212
Gilead Sciences, Inc.	1,770	132,361
		868,092
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	1,404	92,004
Danaher Corp.	1,289	121,630
Medtronic PLC	1,280	105,126
		318,760
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	1,883	59,936
Aetna, Inc.	800	144,144
Anthem, Inc.	620	145,675
Cardinal Health, Inc.	400	23,676
Cigna Corp.	430	91,044
DaVita HealthCare Partners, Inc. (a)	170	10,380
Express Scripts Holding Co. (a)	800	52,144
HCA Holdings, Inc. (a)	1,130	96,050
Laboratory Corp. of America Holdings (a)	90	14,244
LifePoint Hospitals, Inc. (a)	800	38,240
McKesson Corp.	480	70,915
Quest Diagnostics, Inc.	320	31,507
		777,955
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	230	14,534
Johnson & Johnson	3,200	445,856
Mallinckrodt PLC (a)	1,200	26,184
Merck & Co., Inc.	1,650	91,196
Novartis AG sponsored ADR	1,040	89,232
Perrigo Co. PLC	120	10,465
Pfizer, Inc.	10,710	388,345
		1,065,812

TOTAL HEALTH CARE		3,030,619

INDUSTRIALS - 6.1%
Aerospace & Defense - 1.7%
General Dynamics Corp.	835	172,979
Huntington Ingalls Industries, Inc.	40	9,667
L3 Technologies, Inc.	70	13,901
Spirit AeroSystems Holdings, Inc. Class A	810	68,243
Textron, Inc.	240	13,370
The Boeing Co.	160	44,288
Triumph Group, Inc.	700	21,630
United Technologies Corp.	710	86,230
		430,308
Air Freight & Logistics - 0.5%
FedEx Corp.	240	55,550
United Parcel Service, Inc. Class B	590	71,656
		127,206
Airlines - 0.9%
American Airlines Group, Inc.	440	22,216
Delta Air Lines, Inc.	2,260	119,599
JetBlue Airways Corp. (a)	270	5,797
Southwest Airlines Co.	540	32,762
United Continental Holdings, Inc. (a)	700	44,324
		224,698
Building Products - 0.2%
Johnson Controls International PLC	1,099	41,366
Owens Corning	100	8,835
USG Corp. (a)	130	4,941
		55,142
Commercial Services & Supplies - 0.2%
Deluxe Corp.	600	42,660
LSC Communications, Inc.	187	3,059
R.R. Donnelley & Sons Co.	500	4,695
		50,414
Construction & Engineering - 0.1%
Fluor Corp.	400	19,364
Jacobs Engineering Group, Inc.	110	7,219
		26,583
Electrical Equipment - 0.1%
Eaton Corp. PLC	400	31,112
Hubbell, Inc. Class B	40	5,032
		36,144
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	50	5,749
Honeywell International, Inc.	680	106,053
		111,802
Machinery - 1.2%
AGCO Corp.	570	40,345
Allison Transmission Holdings, Inc.	120	4,925
Cummins, Inc.	150	25,110
Ingersoll-Rand PLC	210	18,400
Oshkosh Corp.	1,400	126,056
PACCAR, Inc.	310	21,802
Pentair PLC	140	9,962
Snap-On, Inc.	50	8,472
Timken Co.	200	9,980
Trinity Industries, Inc.	1,260	44,919
		309,971
Professional Services - 0.0%
Manpower, Inc.	60	7,734
Robert Half International, Inc.	110	6,274
		14,008
Road & Rail - 0.6%
AMERCO	20	7,413
Norfolk Southern Corp.	170	23,567
Ryder System, Inc.	400	32,992
Union Pacific Corp.	680	86,020
		149,992
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	34,300
United Rentals, Inc. (a)	80	12,758
		47,058

TOTAL INDUSTRIALS		1,583,326

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.4%
Arris International PLC (a)	90	2,697
Cisco Systems, Inc.	8,750	326,375
Juniper Networks, Inc.	340	9,438
Motorola Solutions, Inc.	150	14,117
		352,627
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	580	46,823
CDW Corp.	140	9,801
Corning, Inc.	2,980	96,522
Dell Technologies, Inc. (a)	278	21,751
Flextronics International Ltd. (a)	2,300	41,561
Jabil, Inc.	150	4,328
SYNNEX Corp.	20	2,724
TE Connectivity Ltd.	400	37,776
Tech Data Corp. (a)	400	38,680
Vishay Intertechnology, Inc.	1,300	28,470
		328,436
IT Services - 1.3%
Alliance Data Systems Corp.	40	9,571
Booz Allen Hamilton Holding Corp. Class A	90	3,482
CSRA, Inc.	100	2,893
DXC Technology Co.	163	15,671
IBM Corp.	1,230	189,383
PayPal Holdings, Inc. (a)	1,470	111,323
The Western Union Co.	420	8,270
		340,593
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	1,590	83,904
Cirrus Logic, Inc. (a)	600	33,144
Intel Corp.	9,290	416,564
KLA-Tencor Corp.	130	13,291
Lam Research Corp.	400	76,932
Marvell Technology Group Ltd.	450	10,053
Microchip Technology, Inc.	1,505	130,920
Qorvo, Inc. (a)	110	8,424
Skyworks Solutions, Inc.	160	16,758
Teradyne, Inc.	130	5,261
		795,251
Software - 2.4%
Adobe Systems, Inc. (a)	1,030	186,914
ANSYS, Inc. (a)	750	111,143
CA Technologies, Inc.	360	11,905
Microsoft Corp.	1,710	143,931
Oracle Corp.	3,670	180,050
		633,943
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	2,280	391,818
Hewlett Packard Enterprise Co.	1,900	26,505
HP, Inc.	3,810	81,725
NCR Corp. (a)	1,400	43,806
NetApp, Inc.	170	9,607
Seagate Technology LLC	900	34,704
Western Digital Corp.	500	39,430
Xerox Corp.	1,177	34,910
		662,505

TOTAL INFORMATION TECHNOLOGY		3,113,355

MATERIALS - 3.4%
Chemicals - 2.2%
Ashland Global Holdings, Inc.	50	3,699
Celanese Corp. Class A	420	45,041
CF Industries Holdings, Inc.	210	7,869
DowDuPont, Inc.	1,475	106,141
Eastman Chemical Co.	730	67,430
Huntsman Corp.	1,710	54,652
LyondellBasell Industries NV Class A	1,120	117,264
PPG Industries, Inc.	1,214	141,856
RPM International, Inc.	110	5,827
Westlake Chemical Corp.	110	10,772
		560,551
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	520	108,363
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	120	7,168
International Paper Co.	1,170	66,234
Packaging Corp. of America	480	56,928
Sonoco Products Co.	90	4,816
WestRock Co.	111	6,928
		142,074
Metals & Mining - 0.2%
Newmont Mining Corp.	320	11,837
Nucor Corp.	280	16,100
Reliance Steel & Aluminum Co.	60	4,717
Steel Dynamics, Inc.	220	8,470
		41,124
Paper & Forest Products - 0.1%
Domtar Corp.	500	24,110

TOTAL MATERIALS		876,222

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Hospitality Properties Trust (SBI)	1,100	32,989
Mack-Cali Realty Corp.	1,000	22,130
Medical Properties Trust, Inc.	1,100	15,059
VEREIT, Inc.	5,100	39,780
		109,958
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	40	6,100

TOTAL REAL ESTATE		116,058

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	3,300	120,054
Verizon Communications, Inc.	5,400	274,806
		394,860
UTILITIES - 2.7%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	440	34,157
Duke Energy Corp.	520	46,374
Edison International	290	23,568
Entergy Corp.	1,060	91,669
Eversource Energy	280	18,158
Exelon Corp.	1,900	79,249
FirstEnergy Corp.	2,000	68,280
OGE Energy Corp.	180	6,437
Pinnacle West Capital Corp.	100	9,181
Westar Energy, Inc.	120	6,865
Xcel Energy, Inc.	420	21,676
		405,614
Gas Utilities - 0.4%
National Fuel Gas Co.	1,542	90,670
UGI Corp.	20	980
		91,650
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	5,040	53,323
Multi-Utilities - 0.5%
Ameren Corp.	220	14,071
DTE Energy Co.	160	18,491
Public Service Enterprise Group, Inc.	2,050	108,773
		141,335

TOTAL UTILITIES		691,922

TOTAL COMMON STOCKS
(Cost $13,369,578)		20,044,803
	Principal Amount	Value

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.26% 1/18/18 to 3/1/18 (b)
(Cost $179,540)	$180,000	179,537
	Shares	Value

Money Market Funds - 21.9%
Invesco Government & Agency Portfolio Institutional Class 0.98% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (c)	5,681,321	5,681,321
TOTAL MONEY MARKET FUNDS
(Cost $5,681,331)		5,681,331
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $19,230,449)		25,905,671
NET OTHER ASSETS (LIABILITIES) - 0.2%		52,015
NET ASSETS - 100%		$25,957,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	90	Dec. 2017	$5,435,100	$136,081	$136,081

The notional amount of futures purchased as a percentage of Net Assets is 20.9%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,501,842

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,537.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,107,281	$2,107,281	$--	$--
Consumer Staples	1,413,446	1,413,446	--	--
Energy	1,147,774	1,147,774	--	--
Financials	5,569,940	5,569,940	--	--
Health Care	3,030,619	3,030,619	--	--
Industrials	1,583,326	1,583,326	--	--
Information Technology	3,113,355	3,113,355	--	--
Materials	876,222	876,222	--	--
Real Estate	116,058	116,058	--	--
Telecommunication Services	394,860	394,860	--	--
Utilities	691,922	691,922	--	--
Other Short-Term Investments	179,537	--	179,537	--
Money Market Funds	5,681,331	5,681,331	--	--
Total Investments in Securities:	$25,905,671	$25,726,134	$179,537	$--
Derivative Instruments:
Assets
Futures Contracts	$136,081	$136,081	$--	$--
Total Assets	$136,081	$136,081	$--	$--
Total Derivative Instruments:	$136,081	$136,081	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$136,081	$0
Total Equity Risk	136,081	0
Total Value of Derivatives	$136,081	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $19,230,449)		$25,905,671
Cash		12
Receivable for investments sold		290,327
Receivable for fund shares sold		20,099
Dividends receivable		59,530
Interest receivable		1,429
Receivable for daily variation margin on futures contracts		34,650
Prepaid expenses		38
Receivable from investment adviser for expense reductions		2,723
Other receivables		359
Total assets		26,314,838
Liabilities
Payable for investments purchased	$319,354
Payable for fund shares redeemed	3,071
Accrued management fee	10,282
Audit fee payable	18,396
Distribution and service plan fees payable	28
Other affiliated payables	3,064
Other payables and accrued expenses	2,957
Total liabilities		357,152
Net Assets		$25,957,686
Net Assets consist of:
Paid in capital		$18,186,539
Undistributed net investment income		142,123
Accumulated undistributed net realized gain (loss) on investments		817,721
Net unrealized appreciation (depreciation) on investments		6,811,303
Net Assets		$25,957,686
Value Multi-Manager:
Net Asset Value, offering price and redemption price per share ($20,776,000 ÷ 1,255,729 shares)		$16.54
Class F:
Net Asset Value, offering price and redemption price per share ($4,901,219 ÷ 294,465 shares)		$16.64
Class L:
Net Asset Value, offering price and redemption price per share ($140,938 ÷ 8,519 shares)		$16.54
Class N:
Net Asset Value, offering price and redemption price per share ($139,529 ÷ 8,446 shares)		$16.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$232,908
Interest		10,698
Total income		243,606
Expenses
Management fee	$57,253
Transfer agent fees	12,576
Distribution and service plan fees	163
Accounting fees and expenses	4,450
Custodian fees and expenses	6,792
Independent trustees' fees and expenses	143
Registration fees	43,944
Audit	30,871
Legal	796
Miscellaneous	263
Total expenses before reductions	157,251
Expense reductions	(56,036)	101,215
Net investment income (loss)		142,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	865,108
Futures contracts	(730)
Total net realized gain (loss)		864,378
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,657,897
Futures contracts	138,179
Total change in net unrealized appreciation (depreciation)		1,796,076
Net gain (loss)		2,660,454
Net increase (decrease) in net assets resulting from operations		$2,802,845

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$142,391	$253,827
Net realized gain (loss)	864,378	500,094
Change in net unrealized appreciation (depreciation)	1,796,076	1,781,179
Net increase (decrease) in net assets resulting from operations	2,802,845	2,535,100
Distributions to shareholders from net investment income	(117,245)	(244,137)
Distributions to shareholders from net realized gain	(228,220)	(752,307)
Total distributions	(345,465)	(996,444)
Share transactions - net increase (decrease)	4,142,409	2,308,537
Total increase (decrease) in net assets	6,599,789	3,847,193
Net Assets
Beginning of period	19,357,897	15,510,704
End of period	$25,957,686	$19,357,897
Other Information
Undistributed net investment income end of period	$142,123	$116,977

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Value Multi-Manager Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$13.63	$14.83	$14.93	$13.32	$10.65
Income from Investment Operations
Net investment income (loss)A	.10	.21	.18	.16	.14	.17
Net realized and unrealized gain (loss)	1.79	1.95	(.65)	1.23	2.37	2.92
Total from investment operations	1.89	2.16	(.47)	1.39	2.51	3.09
Distributions from net investment income	(.09)	(.21)	(.16)	(.15)	(.14)	(.16)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.77)	(.26)
Total distributions	(.27)	(.87)	(.73)	(1.49)B	(.90)C	(.42)
Net asset value, end of period	$16.54	$14.92	$13.63	$14.83	$14.93	$13.32
Total ReturnD,E	12.81%	16.46%	(3.12)%	9.78%	19.66%	29.71%
Ratios to Average Net AssetsF
Expenses before reductions	1.40%G	1.43%	1.32%	1.25%	1.32%	1.30%
Expenses net of fee waivers, if any	.90%G	.90%	.97%	.97%	.97%	.97%
Expenses net of all reductions	.90%G	.90%	.97%	.97%	.97%	.97%
Net investment income (loss)	1.23%G	1.45%	1.30%	1.08%	.97%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$20,776	$15,006	$12,405	$17,235	$17,565	$15,774
Portfolio turnover rateH	46%G	27%	41%	36%	59%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class F

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$15.00	$13.69	$14.87	$14.96	$13.33	$11.91
Income from Investment Operations
Net investment income (loss)B	.10	.22	.19	.17	.15	.08
Net realized and unrealized gain (loss)	1.81	1.96	(.64)	1.23	2.38	1.62
Total from investment operations	1.91	2.18	(.45)	1.40	2.53	1.70
Distributions from net investment income	(.09)	(.21)	(.16)	(.15)	(.14)	(.10)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.77)	(.18)
Total distributions	(.27)	(.87)	(.73)	(1.49)C	(.90)D	(.28)
Net asset value, end of period	$16.64	$15.00	$13.69	$14.87	$14.96	$13.33
Total ReturnE,F	12.87%	16.54%	(2.97)%	9.83%	19.81%	14.61%
Ratios to Average Net AssetsG
Expenses before reductions	1.26%H	1.29%	1.19%	1.11%	1.26%	.98%H
Expenses net of fee waivers, if any	.81%H	.80%	.87%	.87%	.87%	.87%H
Expenses net of all reductions	.81%H	.80%	.87%	.87%	.87%	.87%H
Net investment income (loss)	1.32%H	1.55%	1.40%	1.18%	1.07%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,901	$4,103	$2,871	$2,717	$1,535	$287
Portfolio turnover rateI	46%H	27%	41%	36%	59%	30%

 A For the period December 18, 2012 (commencement of operations) to May 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total distributions of $.90 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.766 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class L

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.92	$13.63	$14.83	$14.93	$14.03
Income from Investment Operations
Net investment income (loss)B	.09	.20	.17	.16	.08
Net realized and unrealized gain (loss)	1.80	1.96	(.64)	1.23	1.38
Total from investment operations	1.89	2.16	(.47)	1.39	1.46
Distributions from net investment income	(.09)	(.21)	(.16)	(.15)	(.08)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.48)
Total distributions	(.27)	(.87)	(.73)	(1.49)C	(.56)
Net asset value, end of period	$16.54	$14.92	$13.63	$14.83	$14.93
Total ReturnD,E	12.81%	16.46%	(3.12)%	9.78%	10.65%
Ratios to Average Net AssetsF
Expenses before reductions	1.36%G	1.40%	1.28%	1.22%	1.37%G
Expenses net of fee waivers, if any	.90%G	.90%	.97%	.97%	.97%G
Expenses net of all reductions	.90%G	.90%	.97%	.97%	.97%G
Net investment income (loss)	1.22%G	1.45%	1.29%	1.08%	.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$141	$125	$118	$121	$111
Portfolio turnover rateH	46%G	27%	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.49 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $1.346 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Strategic Advisers Value Multi-Manager Fund Class N

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$14.90	$13.61	$14.81	$14.92	$14.03
Income from Investment Operations
Net investment income (loss)B	.08	.17	.14	.12	.06
Net realized and unrealized gain (loss)	1.79	1.95	(.65)	1.23	1.38
Total from investment operations	1.87	2.12	(.51)	1.35	1.44
Distributions from net investment income	(.08)	(.18)	(.12)	(.11)	(.07)
Distributions from net realized gain	(.18)	(.66)	(.57)	(1.35)	(.48)
Total distributions	(.25)C	(.83)D	(.69)	(1.46)	(.55)
Net asset value, end of period	$16.52	$14.90	$13.61	$14.81	$14.92
Total ReturnE,F	12.71%	16.20%	(3.37)%	9.44%	10.54%
Ratios to Average Net AssetsG
Expenses before reductions	1.60%H	1.65%	1.53%	1.47%	1.63%H
Expenses net of fee waivers, if any	1.15%H	1.15%	1.22%	1.22%	1.22%H
Expenses net of all reductions	1.15%H	1.15%	1.22%	1.22%	1.22%H
Net investment income (loss)	.98%H	1.20%	1.05%	.83%	.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$140	$124	$117	$121	$111
Portfolio turnover rateI	46%H	27%	41%	36%	59%

 A For the period November 12, 2013 (commencement of sale of shares) to May 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.175 per share.

 D Total distributions of $.83 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.656 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Value Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Value Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective December 5, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were redeemed.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,027,660
Gross unrealized depreciation	(255,437)
Net unrealized appreciation (depreciation)	$6,772,223
Tax cost	$19,269,529

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $4,629,876 and $5,416,056, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .50% of the Fund's average net assets.

Sub-Advisers. Aristotle Capital Management, LLC, Brandywine Global Investment Management, LLC and LSV Asset Management each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), Geode Capital Management, LLC, J.P. Morgan Investment Management, Inc. and Boston Partners Global Investors, Inc. have been retained to serve as a sub-adviser for the Fund. As of the date of the report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$163	$163

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Multi-Manager	$12,455.14
Class L	61.09
Class N	60.09
	$12,576

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse Value Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Value Multi-Manager	.90%	$45,720
Class F	.81%	9,724
Class L	.90%	297
Class N	1.15%	295

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2017	Year ended May 31, 2017
From net investment income
Value Multi-Manager	$91,851	$194,063
Class F	24,018	46,819
Class L	753	1,778
Class N	623	1,477
Total	$117,245	$244,137
From net realized gain
Value Multi-Manager	$178,599	$598,867
Class F	46,702	142,347
Class L	1,465	5,562
Class N	1,454	5,531
Total	$228,220	$752,307

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended November 30, 2017	Year ended May 31, 2017	Six months ended November 30, 2017	Year ended May 31, 2017
Value Multi-Manager
Shares sold	344,164	265,404	$5,295,199	$3,823,547
Reinvestment of distributions	17,946	57,522	270,450	792,930
Shares redeemed	(112,100)	(227,430)	(1,757,338)	(3,210,201)
Net increase (decrease)	250,010	95,496	$3,808,311	$1,406,276
Class F
Shares sold	74,753	124,570	$1,174,755	$1,790,750
Reinvestment of distributions	4,665	13,639	70,720	189,166
Shares redeemed	(58,444)	(74,488)	(915,672)	(1,070,861)
Net increase (decrease)	20,974	63,721	$329,803	$909,055
Class L
Reinvestment of distributions	147	533	2,218	7,340
Shares redeemed	–	(795)	–	(10,607)
Net increase (decrease)	147	(262)	$2,218	$(3,267)
Class N
Reinvestment of distributions	138	510	2,077	7,008
Shares redeemed	–	(790)	–	(10,535)
Net increase (decrease)	138	(280)	$2,077	$(3,527)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 40% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Value Multi-Manager	.90%
Actual		$1,000.00	$1,128.10	$4.80
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class F	.81%
Actual		$1,000.00	$1,128.70	$4.32
Hypothetical-C		$1,000.00	$1,021.01	$4.10
Class L	.90%
Actual		$1,000.00	$1,128.10	$4.80
Hypothetical-C		$1,000.00	$1,020.56	$4.56
Class N	1.15%
Actual		$1,000.00	$1,127.10	$6.13
Hypothetical-C		$1,000.00	$1,019.30	$5.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Value Multi-Manager Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with Aristotle Capital Management LLC, Boston Partners Global Investors, Inc. (formerly Robeco Investment Management, Inc.), Brandywine Global Investment Management, LLC, FIAM LLC, and LSV Asset Management (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Value Multi-Manager Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class was in the second quartile for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the retail class had out-performed 61%, 67%, and 69% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the retail class was lower than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board noted that the fund's contractual maximum aggregate annual management fee rate may not exceed 1.00% of the fund's average daily net assets. The Board also considered Strategic Advisers' contractual commitment to reimburse the retail class, Class L, and Class N through July 31, 2018 to the extent that the total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of net assets, exceed 0.90%, 0.90%, and 1.15%, respectively. In addition, the Board also noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.81% of the class's average net assets and that such arrangement may be terminated by Strategic Advisers at any time.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Value Multi-Manager Fund

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the total expenses of each class of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparison) that have a similar sales load structure.

The Board noted that the total expenses of each of the retail class, Class L, and Class F were below, and the total expenses of Class N were above, the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016. The Board considered that, in general, various factors can affect total expenses. The total expenses for Class N ranked above the competitive median of its institutional peer group primarily because of its 0.25% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that multiple structures are intended to offer a range of pricing options for the intermediary market.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration Strategic Advisers' contractual expense reimbursement commitment.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Board Approval of Investment Advisory Contract

On September 6, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in the existing sub-advisory agreement with LSV Asset Management (LSV) for the fund (the Amended Sub-Advisory Agreement), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to LSV, on behalf of the fund. The terms of the Amended Sub-Advisory Agreement are identical to those of the existing sub-advisory agreement, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Amended Sub-Advisory Agreement.

In considering whether to approve the Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of the current sub-advisory agreement at its September 2017 Board meeting.

The Board considered that the Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered the sub-adviser's representation that the Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding the sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting and throughout the year. The Board did not consider performance to be a material factor in its decision to approve the Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreement would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered that the new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to LSV on behalf of the fund. The Board also considered that if total fund expenses are below the limits of the expense reimbursement arrangements in place for each class of the fund, the Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve the Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, as well as information regarding potential fall-out benefits accruing to the sub-adviser, if any, as a result of its relationship with the fund, during its annual renewal of the fund's advisory agreements at its September Board meeting.

Possible Economies of Scale.  The Board considered that the Amended Sub-Advisory Agreement, like the current sub-advisory agreement, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV as assets allocated to the sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2017 Board meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that the Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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www.fidelity.com

MMV-F-SANN-0118
1.951457.104

Strategic Advisers® Short Duration Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report November 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of November 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Short-Term Fund - Administrator Class	18.1	17.1
Fidelity Conservative Income Bond Fund Institutional Class	12.7	9.7
Fidelity Short-Term Bond Fund	7.6	8.2
Metropolitan West Low Duration Bond Fund - Class M	5.5	5.9
BlackRock Low Duration Bond Portfolio Investor A Shares	4.7	4.3
PIMCO Enhanced Short Maturity Active ETF	4.2	4.1
Fidelity Floating Rate High Income Fund	3.4	3.2
JPMorgan Short Duration Bond Fund Class A	2.6	3.2
Delaware Limited-Term Diversified Income Fund - Class A	2.2	2.2
Prudential Short-Term Corporate Bond Fund, Inc. Class A	2.1	2.0
	63.1

Asset Allocation (% of fund's net assets)

As of November 30, 2017
Corporate Bonds	16.5%
U.S. Government and U.S. Government Agency Obligations	2.3%
Asset-Backed Securities	6.3%
CMOs and Other Mortgage Related Securities	0.7%
Bank Loan Funds	3.4%
Other Investments	0.2%
Short-Term Funds	61.8%
Short-Term Investments and Net Other Assets (Liabilities)	8.8%

As of May 31, 2017
Corporate Bonds	16.3%
U.S. Government and U.S. Government Agency Obligations	1.7%
Asset-Backed Securities	6.7%
CMOs and Other Mortgage Related Securities	0.7%
Municipal Securities	0.4%
Bank Loan Funds	3.2%
Other Investments	0.2%
Short-Term Funds	59.1%
Short-Term Investments and Net Other Assets (Liabilities)	11.7%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
Delphi Automotive PLC 3.15% 11/19/20	$1,130,000	$1,151,202
Automobiles - 0.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 1.5125% 1/22/19 (a)(b)	5,000,000	5,002,845
3 month U.S. LIBOR + 0.280% 1.7157% 11/19/18 (a)(b)	5,000,000	5,009,639
3 month U.S. LIBOR + 0.825% 2.2709% 2/22/19 (a)(b)	8,351,000	8,422,763
BMW U.S. Capital LLC 3 month U.S. LIBOR + 0.380% 1.7267% 4/6/20 (a)(b)(c)	7,796,000	7,831,511
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.450% 1.8857% 5/18/18 (a)(b)(c)	5,000,000	5,006,615
3 month U.S. LIBOR + 0.530% 1.9214% 5/5/20 (a)(b)(c)	5,000,000	5,016,456
3 month U.S. LIBOR + 0.620% 1.998% 10/30/19 (a)(b)(c)	5,000,000	5,028,119
3 month U.S. LIBOR + 0.630% 1.9767% 1/6/20 (a)(b)(c)	10,000,000	10,055,615
3 month U.S. LIBOR + 0.860% 2.2368% 8/1/18 (a)(b)(c)	1,060,000	1,064,777
2.2% 5/5/20 (c)	1,420,000	1,412,992
2.3% 2/12/21 (c)	995,000	987,990
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.930% 2.2886% 4/13/20 (a)(b)	11,000,000	11,109,780
3 month U.S. LIBOR + 1.270% 2.6056% 10/4/19 (a)(b)	5,000,000	5,071,860
3.1% 1/15/19	805,000	812,347
Nissan Motor Acceptance Corp. 2.15% 9/28/20 (c)	450,000	446,801
		72,280,110
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC:
2.35% 10/15/19 (c)	100,000	99,735
2.8% 11/1/18 (c)	1,140,000	1,148,207
		1,247,942
Hotels, Restaurants & Leisure - 0.0%
Brinker International, Inc. 2.6% 5/15/18	1,110,000	1,107,225
GLP Capital LP/GLP Financing II, Inc. 4.375% 11/1/18	1,225,000	1,237,250
Royal Caribbean Cruises Ltd. 2.65% 11/28/20	250,000	250,435
		2,594,910
Household Durables - 0.1%
D.R. Horton, Inc.:
2.55% 12/1/20	495,000	494,337
3.625% 2/15/18	1,500,000	1,502,053
Newell Brands, Inc.:
2.05% 12/1/17	1,580,000	1,580,000
2.15% 10/15/18	1,030,000	1,031,421
2.6% 3/29/19	307,000	308,143
		4,915,954
Internet & Direct Marketing Retail - 0.0%
JD.com, Inc. 3.125% 4/29/21	1,575,000	1,574,035
QVC, Inc. 3.125% 4/1/19	1,920,000	1,931,928
		3,505,963
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	1,395,000	1,417,739
4.464% 7/23/22	630,000	656,677
Discovery Communications LLC:
3 month U.S. LIBOR + 0.710% 2.0361% 9/20/19 (a)(b)	3,399,000	3,413,810
2.2% 9/20/19	565,000	562,845
Interpublic Group of Companies, Inc. 4% 3/15/22	315,000	327,632
NBCUniversal Enterprise, Inc.:
3 month U.S. LIBOR + 0.400% 1.735% 4/1/21 (a)(b)(c)	20,000,000	20,076,080
3 month U.S. LIBOR + 0.685% 2.0442% 4/15/18 (a)(b)(c)	15,315,000	15,351,300
Omnicom Group, Inc. 6.25% 7/15/19	1,350,000	1,431,790
Time Warner Cable, Inc.:
6.75% 7/1/18	539,000	553,065
8.25% 4/1/19	1,685,000	1,811,962
8.75% 2/14/19	755,000	811,592
Viacom, Inc.:
2.75% 12/15/19	1,149,000	1,150,501
5.625% 9/15/19	380,000	398,369
		47,963,362
Specialty Retail - 0.0%
AutoZone, Inc. 1.625% 4/21/19	145,000	143,847
Nissan Motor Acceptance Corp. 1.55% 9/13/19 (c)	725,000	716,691
		860,538
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (c)	2,005,000	2,047,606

TOTAL CONSUMER DISCRETIONARY		136,567,587

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. 1.9% 2/1/19	2,170,000	2,165,794
Anheuser-Busch InBev Worldwide, Inc. 3 month U.S. LIBOR + 0.690% 2.0668% 8/1/18 (a)(b)	6,000,000	6,024,558
PepsiCo, Inc. 3 month U.S. LIBOR + 0.590% 2.0359% 2/22/19 (a)(b)	20,000,000	20,135,874
		28,326,226
Food & Staples Retailing - 0.1%
CVS Health Corp. 1.9% 7/20/18	11,033,000	11,024,004
Kroger Co.:
1.5% 9/30/19	280,000	276,326
2.3% 1/15/19	350,000	350,602
		11,650,932
Food Products - 0.1%
Bunge Ltd. Finance Corp.:
3.5% 11/24/20	520,000	529,799
8.5% 6/15/19	395,000	430,441
Danone SA 1.691% 10/30/19 (c)	2,430,000	2,402,872
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 1.9288% 5/30/19 (a)(b)	3,826,000	3,831,877
2.25% 8/23/21	600,000	590,555
		7,785,544
Tobacco - 0.4%
Bat Capital Corp.:
3 month U.S. LIBOR + 0.590% 2.0029% 8/14/20 (a)(b)(c)	5,000,000	5,025,158
2.297% 8/14/20 (c)	1,610,000	1,601,542
BAT International Finance PLC 3 month U.S. LIBOR + 0.510% 1.83% 6/15/18 (a)(b)(c)	15,000,000	15,023,508
Imperial Tobacco Finance PLC 2.05% 2/11/18 (c)	2,950,000	2,950,561
Philip Morris International, Inc. 1.875% 11/1/19	10,000,000	9,953,666
Reynolds American, Inc.:
2.3% 6/12/18	780,000	781,571
8.125% 6/23/19	360,000	391,284
		35,727,290

TOTAL CONSUMER STAPLES		83,489,992

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.350% 1.7629% 8/14/18 (a)(b)	20,000,000	20,035,824
Canadian Natural Resources Ltd. 1.75% 1/15/18	580,000	579,752
Cenovus Energy, Inc. 5.7% 10/15/19	630,000	664,121
Chevron Corp. 3 month U.S. LIBOR + 0.480% 1.7961% 3/3/22 (a)(b)	4,700,000	4,748,977
China Shenhua Overseas Capital Co. Ltd.:
2.5% 1/20/18 (Reg. S)	2,235,000	2,235,054
3.125% 1/20/20 (Reg. S)	1,740,000	1,748,871
Columbia Pipeline Group, Inc. 2.45% 6/1/18	460,000	460,772
ConocoPhillips Co. 1.05% 12/15/17	750,000	749,823
DCP Midstream Operating LP 2.5% 12/1/17	1,410,000	1,410,000
Encana Corp. 6.5% 5/15/19	605,000	637,883
Energy Transfer Partners LP 6.7% 7/1/18	275,000	282,194
Enterprise Products Operating LP 2.55% 10/15/19	385,000	386,360
Exxon Mobil Corp. 1.305% 3/6/18	1,740,000	1,739,104
Hess Corp. 8.125% 2/15/19	600,000	638,393
Kinder Morgan Energy Partners LP 5.95% 2/15/18	655,000	660,251
ONEOK Partners LP 3.2% 9/15/18	2,075,000	2,091,848
Origin Energy Finance Ltd. 3.5% 10/9/18 (c)	1,505,000	1,517,341
Panhandle Eastern Pipe Line Co. LP 7% 6/15/18	725,000	744,480
Petroleos Mexicanos 3.5% 7/23/20	985,000	1,000,819
Phillips 66 Co. 3 month U.S. LIBOR + 0.650% 2.0092% 4/15/19 (a)(b)(c)	530,000	530,564
Plains All American Pipeline LP/PAA Finance Corp.:
5.75% 1/15/20	440,000	464,983
6.5% 5/1/18	2,375,000	2,413,710
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (a)	1,020,000	1,095,911
Shell International Finance BV 3 month U.S. LIBOR + 0.350% 1.6603% 9/12/19 (a)(b)	10,000,000	10,054,208
TransCanada PipeLines Ltd.:
3 month U.S. LIBOR + 0.275% 1.6969% 11/15/19 (a)(b)	12,000,000	12,002,820
3 month U.S. LIBOR + 0.790% 2.1467% 1/12/18 (a)(b)	3,000,000	3,001,997
Valero Energy Corp. 9.375% 3/15/19	735,000	800,734
		72,696,794
FINANCIALS - 10.2%
Banks - 6.2%
Abbey National PLC 2.125% 11/3/20	570,000	565,422
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.640% 1.9939% 1/18/19 (a)(b)(c)	10,000,000	10,048,970
2.1% 1/18/19 (c)	1,780,000	1,779,681
2.5% 10/30/18 (c)	11,550,000	11,602,056
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 1.9357% 8/19/20 (a)(b)(c)	7,000,000	7,033,461
ANZ National International Ltd. 2.2% 7/17/20 (c)	825,000	821,094
Australia & New Zealand Banking Group Ltd. 3 month U.S. LIBOR + 0.560% 1.9759% 5/15/18 (a)(b)	7,330,000	7,345,261
Banco de Credito del Peru 2.25% 10/25/19 (c)	280,000	280,000
Bank of America Corp.:
3 month U.S. LIBOR + 0.650% 1.9711% 10/1/21 (a)(b)	10,880,000	10,923,493
3 month U.S. LIBOR + 0.870% 2.205% 4/1/19 (a)(b)	22,130,000	22,311,687
3 month U.S. LIBOR + 1.070% 2.3931% 3/22/18 (a)(b)	7,466,000	7,486,951
3 month U.S. LIBOR + 1.160% 2.5226% 1/20/23 (a)(b)	1,480,000	1,509,228
2% 1/11/18	715,000	715,193
2.503% 10/21/22	635,000	626,319
2.625% 4/19/21	715,000	716,822
5.625% 7/1/20	370,000	399,176
5.65% 5/1/18	425,000	431,567
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 1.76% 6/15/20 (a)(b)	10,000,000	10,033,387
3 month U.S. LIBOR + 0.600% 1.9103% 12/12/19 (a)(b)	5,000,000	5,039,345
1.75% 9/11/19	2,340,000	2,323,435
Bank of Nova Scotia 3 month U.S. LIBOR + 0.830% 2.1892% 1/15/19 (a)(b)	5,000,000	5,036,300
Bank of Tokyo-Mitsubishi UFJ Ltd. 3 month U.S. LIBOR + 1.020% 2.3392% 9/14/18 (a)(b)(c)	5,000,000	5,034,285
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 1.8526% 7/20/20 (a)(b)(c)	15,000,000	15,049,888
2.2% 7/20/20 (c)	940,000	934,911
2.5% 10/29/18 (c)	1,405,000	1,411,241
Barclays Bank PLC:
3 month U.S. LIBOR + 0.650% 2.0419% 8/7/20 (a)(b)	15,000,000	15,070,823
6.05% 12/4/17 (c)	1,440,000	1,440,000
Barclays PLC 3 month U.S. LIBOR + 1.625% 2.9753% 1/10/23 (a)(b)	1,525,000	1,564,972
BB&T Corp.:
3 month U.S. LIBOR + 0.660% 2.0368% 2/1/19 (a)(b)	2,301,000	2,313,977
3 month U.S. LIBOR + 0.860% 2.18% 6/15/18 (a)(b)	6,575,000	6,598,833
2.15% 2/1/21	1,160,000	1,150,295
BPCE SA:
3 month U.S. LIBOR + 1.220% 2.6659% 5/22/22 (a)(b)(c)	605,000	613,894
2.5% 12/10/18	2,130,000	2,139,316
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 1.8092% 1/15/20 (a)(b)	5,000,000	5,021,744
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 1.8361% 9/6/19 (a)(b)	15,000,000	15,075,337
Capital One NA:
3 month U.S. LIBOR + 0.765% 2.0817% 9/13/19 (a)(b)	10,000,000	10,069,821
2.35% 8/17/18	915,000	916,981
2.35% 1/31/20	915,000	911,943
Citibank NA:
3 month U.S. LIBOR + 0.300% 1.6539% 10/20/20 (a)(b)	4,500,000	4,493,968
1.85% 9/18/19	7,000,000	6,963,735
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 2.1403% 1/10/20 (a)(b)	5,905,000	5,953,273
3 month U.S. LIBOR + 0.860% 2.1772% 12/7/18 (a)(b)	10,000,000	10,056,908
3 month U.S. LIBOR + 0.930% 2.2472% 6/7/19 (a)(b)	25,000,000	25,224,396
1.7% 4/27/18	1,065,000	1,064,368
1.8% 2/5/18	1,205,000	1,205,139
2.05% 6/7/19	510,000	508,216
2.9% 12/8/21	1,495,000	1,503,506
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 1.8561% 3/2/20 (a)(b)	15,000,000	15,041,454
3 month U.S. LIBOR + 0.570% 2.0321% 5/26/20 (a)(b)	10,000,000	10,024,848
2.25% 3/2/20	685,000	682,432
2.45% 12/4/19	260,000	260,221
2.55% 5/13/21	520,000	518,348
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.640% 2.0319% 11/7/19 (a)(b)(c)	10,000,000	10,073,713
3 month U.S. LIBOR + 0.790% 2.1712% 11/2/18 (a)(b)(c)	12,578,000	12,648,519
1.75% 11/2/18	2,126,000	2,122,869
Danske Bank A/S 2.2% 3/2/20 (c)	1,345,000	1,340,731
Discover Bank:
2% 2/21/18	340,000	340,085
2.6% 11/13/18	590,000	592,703
7% 4/15/20	1,610,000	1,763,500
Fifth Third Bank:
3 month U.S. LIBOR + 0.590% 1.9197% 9/27/19 (a)(b)	5,000,000	5,029,900
3 month U.S. LIBOR + 0.910% 2.3457% 8/20/18 (a)(b)	5,000,000	5,024,525
First Niagara Financial Group, Inc. 7.25% 12/15/21	325,000	375,655
HBOS PLC 6.75% 5/21/18 (c)	415,000	423,897
HSBC Bank PLC 3 month U.S. LIBOR + 0.640% 2.0559% 5/15/18 (a)(b)(c)	1,365,000	1,368,037
HSBC U.S.A., Inc.:
3 month U.S. LIBOR + 0.610% 2.0229% 11/13/19 (a)(b)	15,000,000	15,089,301
1.625% 1/16/18	1,260,000	1,260,011
Huntington National Bank:
3 month U.S. LIBOR + 0.510% 1.8272% 3/10/20 (a)(b)	9,027,000	9,072,408
2.2% 11/6/18	770,000	771,117
2.375% 3/10/20	1,465,000	1,465,575
ING Bank NV 3 month U.S. LIBOR + 0.690% 2.025% 10/1/19 (a)(b)(c)	5,000,000	5,032,822
ING Groep NV 3 month U.S. LIBOR + 1.150% 2.4828% 3/29/22 (a)(b)	735,000	749,162
Intesa Sanpaolo SpA 3.875% 1/15/19	875,000	888,983
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.400% 1.7761% 9/21/18 (a)(b)	10,000,000	10,022,761
3 month U.S. LIBOR + 0.590% 1.9183% 9/23/19 (a)(b)	10,000,000	10,075,099
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 1.8672% 3/9/21 (a)(b)	1,485,000	1,488,666
3 month U.S. LIBOR + 0.900% 2.2674% 1/25/18 (a)(b)	19,350,000	19,371,401
3 month U.S. LIBOR + 0.955% 2.3175% 1/23/20 (a)(b)	5,000,000	5,065,599
Mitsubishi UFJ Financial Group, Inc. 3 month U.S. LIBOR + 0.920% 2.3659% 2/22/22 (a)(b)	840,000	848,232
Mizuho Bank Ltd.:
3 month U.S. LIBOR + 0.640% 1.9694% 3/26/18 (a)(b)(c)	10,800,000	10,818,218
3 month U.S. LIBOR + 1.190% 2.5526% 10/20/18 (a)(b)(c)	10,000,000	10,089,830
2.15% 10/20/18 (c)	690,000	690,392
MUFG Americas Holdings Corp. 3 month U.S. LIBOR + 0.570% 1.9726% 2/9/18 (a)(b)	9,000,000	9,003,615
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 1.9473% 5/29/20 (a)(b)(c)	10,000,000	10,051,900
3 month U.S. LIBOR + 0.840% 2.1611% 9/17/18 (a)(b)(c)	14,000,000	14,084,747
PNC Bank NA:
3 month U.S. LIBOR + 0.360% 1.7957% 5/19/20 (a)(b)	10,000,000	10,023,600
1.8% 11/5/18	1,300,000	1,298,872
PNC Financial Services Group, Inc. 3 month U.S. LIBOR + 0.250% 1.6419% 8/7/18 (a)(b)	10,000,000	10,009,622
Royal Bank of Canada:
3 month U.S. LIBOR + 0.350% 1.6961% 3/2/20 (a)(b)	10,000,000	10,033,544
1.5% 6/7/18	5,000,000	4,993,443
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	824,768
Skandinaviska Enskilda Banken AB 1.5% 9/13/19	1,480,000	1,462,640
Standard Chartered PLC 2.1% 8/19/19 (c)	390,000	387,751
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.540% 1.8964% 1/11/19 (a)(b)	17,900,000	17,961,022
3 month U.S. LIBOR + 0.580% 1.9392% 1/16/18 (a)(b)	5,000,000	5,002,500
1.762% 10/19/18	435,000	434,260
Sumitomo Mitsui Trust Bank Ltd.:
1.8% 3/28/18 (c)	1,815,000	1,814,940
1.95% 9/19/19 (c)	605,000	601,408
SunTrust Bank 3 month U.S. LIBOR + 0.530% 1.9101% 1/31/20 (a)(b)	10,000,000	10,056,403
SunTrust Banks, Inc. 2.35% 11/1/18	645,000	647,009
Swedbank AB 1.75% 3/12/18 (c)	2,835,000	2,833,441
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.650% 2.0629% 8/13/19 (a)(b)	10,000,000	10,082,004
U.S. Bancorp 3 month U.S. LIBOR + 0.490% 1.9059% 11/15/18 (a)(b)	6,505,000	6,526,193
U.S. Bank NA:
3 month U.S. LIBOR + 0.150% 1.6123% 5/24/19 (a)(b)	10,000,000	10,002,362
3 month U.S. LIBOR + 0.300% 1.6706% 1/26/18 (a)(b)	10,000,000	10,001,264
Wells Fargo & Co. 3 month U.S. LIBOR + 0.400% 1.7192% 9/14/18 (a)(b)	5,000,000	5,010,900
Wells Fargo Bank NA 3 month U.S. LIBOR + 0.500% 1.9676% 11/28/18 (a)(b)	10,000,000	10,040,104
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.560% 1.9957% 8/19/19 (a)(b)	9,250,000	9,298,378
3 month U.S. LIBOR + 0.740% 2.2023% 11/23/18 (a)(b)	5,000,000	5,029,701
		597,268,023
Capital Markets - 1.7%
CBOE Holdings, Inc. 1.95% 6/28/19	620,000	616,715
Deutsche Bank AG London Branch:
3 month U.S. LIBOR + 1.450% 2.8039% 1/18/19 (a)(b)	19,490,000	19,703,788
3 month U.S. LIBOR + 1.910% 3.3198% 5/10/19 (a)(b)	10,000,000	10,211,990
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.780% 2.1601% 10/31/22 (a)(b)	510,000	509,007
3 month U.S. LIBOR + 0.800% 2.1167% 12/13/19 (a)(b)	10,000,000	10,081,712
3 month U.S. LIBOR + 0.800% 2.12% 12/15/17 (a)(b)	10,000,000	10,002,760
3 month U.S. LIBOR + 1.040% 2.4074% 4/25/19 (a)(b)	3,866,000	3,903,984
3 month U.S. LIBOR + 1.100% 2.5159% 11/15/18 (a)(b)	10,000,000	10,076,300
3 month U.S. LIBOR + 1.110% 2.4806% 4/26/22 (a)(b)	1,140,000	1,155,574
1.95% 7/23/19	525,000	522,237
2.3% 12/13/19	810,000	808,820
2.375% 1/22/18	5,000,000	5,003,950
2.75% 9/15/20	220,000	221,175
6.15% 4/1/18	3,580,000	3,629,726
Legg Mason, Inc. 2.7% 7/15/19	185,000	186,203
Merrill Lynch & Co., Inc. 6.875% 4/25/18	1,465,000	1,493,552
Moody's Corp. 3 month U.S. LIBOR + 0.350% 1.6661% 9/4/18 (a)(b)	15,000,000	15,017,519
Morgan Stanley:
3 month U.S. LIBOR + 0.740% 2.1025% 7/23/19 (a)(b)	5,000,000	5,030,540
3 month U.S. LIBOR + 0.800% 2.2129% 2/14/20 (a)(b)	10,000,000	10,046,119
3 month U.S. LIBOR + 0.850% 2.2148% 1/24/19 (a)(b)	3,265,000	3,285,048
3 month U.S. LIBOR + 1.375% 2.7518% 2/1/19 (a)(b)	20,000,000	20,251,699
2.125% 4/25/18	500,000	500,464
2.45% 2/1/19	880,000	882,819
6.625% 4/1/18	490,000	497,417
S&P Global, Inc. 2.5% 8/15/18	230,000	230,767
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 1.8972% 6/8/20 (a)(b)(c)	18,790,000	18,889,512
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 2.0529% 8/14/19 (a)(b)	4,329,000	4,359,398
UBS Group Funding AG 3 month U.S. LIBOR + 1.220% 2.5344% 5/23/23 (a)(b)(c)	880,000	893,937
UBS Group Funding Ltd. 3% 4/15/21 (c)	1,495,000	1,507,456
		159,520,188
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.95% 2/1/22	1,070,000	1,106,310
American Express Co. 3 month U.S. LIBOR + 0.590% 2.0359% 5/22/18 (a)(b)	1,975,000	1,979,337
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 1.7148% 5/3/19 (a)(b)	5,000,000	5,012,672
3 month U.S. LIBOR + 0.430% 1.7461% 3/3/20 (a)(b)	15,000,000	15,046,978
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 2.1729% 5/12/20 (a)(b)	10,000,000	10,065,896
2.4% 10/30/20	350,000	348,293
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.510% 1.8603% 1/10/20 (a)(b)	5,000,000	5,036,562
1.5% 2/23/18	5,000,000	4,998,800
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.900% 2.22% 6/15/18 (a)(b)	22,000,000	22,063,996
3 month U.S. LIBOR + 1.000% 2.3503% 1/9/20 (a)(b)	7,000,000	7,079,940
2.021% 5/3/19	570,000	567,124
2.375% 1/16/18	445,000	445,240
2.551% 10/5/18	1,385,000	1,391,358
Hyundai Capital America:
1.75% 9/27/19 (c)	545,000	534,889
2% 7/1/19 (c)	480,000	473,977
2.4% 10/30/18 (c)	850,000	848,911
2.5% 3/18/19 (c)	1,455,000	1,451,385
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.380% 1.7267% 4/6/18 (a)(b)	5,000,000	5,006,188
3 month U.S. LIBOR + 0.820% 2.2557% 2/19/19 (a)(b)	15,000,000	15,138,661
		98,596,517
Diversified Financial Services - 0.3%
Berkshire Hathaway Finance Corp.:
3 month U.S. LIBOR + 0.250% 1.6064% 1/11/19 (a)(b)	10,000,000	10,025,750
3 month U.S. LIBOR + 0.690% 2.01% 3/15/19 (a)(b)	10,000,000	10,081,151
Boral Finance Pty Ltd. 3% 11/1/22 (c)	135,000	134,200
Brixmor Operating Partnership LP 3.875% 8/15/22	170,000	174,554
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20 (c)	1,640,000	1,626,138
3% 1/15/22 (c)	1,540,000	1,522,141
ENEL Finance International NV 2.875% 5/25/22 (c)	1,175,000	1,172,664
Nationwide Building Society 2.35% 1/21/20 (c)	755,000	754,335
USAA Capital Corp. 3 month U.S. LIBOR + 0.230% 1.6068% 2/1/19 (a)(b)(c)	7,140,000	7,144,575
		32,635,508
Insurance - 1.0%
ACE INA Holdings, Inc.:
2.3% 11/3/20	970,000	971,229
5.8% 3/15/18	1,000,000	1,011,065
AIA Group Ltd. 2.25% 3/11/19 (c)	336,000	334,288
Aon PLC 2.8% 3/15/21	1,320,000	1,327,827
CNA Financial Corp. 6.95% 1/15/18	290,000	291,570
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	575,000	577,171
MassMutual Global Funding II 1.55% 10/11/19 (c)	1,476,000	1,458,934
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.340% 1.6592% 9/14/18 (a)(b)(c)	15,000,000	15,035,400
3 month U.S. LIBOR + 0.400% 1.7103% 6/12/20 (a)(b)(c)	10,000,000	10,037,961
1.75% 9/19/19 (c)	1,545,000	1,530,759
New York Life Global Funding:
3 month U.S. LIBOR + 0.180% 1.5267% 7/6/18 (a)(b)(c)	5,000,000	5,003,973
3 month U.S. LIBOR + 0.390% 1.7548% 10/24/19 (a)(b)(c)	10,000,000	10,052,047
3 month U.S. LIBOR + 0.400% 1.7467% 4/6/18 (a)(b)(c)	5,000,000	5,006,010
1.55% 11/2/18 (c)	2,430,000	2,423,883
Principal Financial Group, Inc. 1.5% 4/18/19 (c)	550,000	545,711
Principal Life Global Funding II:
3 month U.S. LIBOR + 0.300% 1.7407% 5/21/18 (a)(b)(c)	5,000,000	5,004,587
3 month U.S. LIBOR + 0.500% 1.8161% 12/1/17 (a)(b)(c)	10,000,000	10,000,000
2.2% 4/8/20 (c)	1,000,000	996,992
Provident Companies, Inc. 7% 7/15/18	265,000	272,547
Prudential Financial, Inc. 3 month U.S. LIBOR + 0.780% 2.1959% 8/15/18 (a)(b)	19,374,000	19,463,942
Reinsurance Group of America, Inc. 6.45% 11/15/19	420,000	451,649
Trinity Acquisition PLC 3.5% 9/15/21	335,000	340,018
Xlit Ltd. 2.3% 12/15/18	925,000	925,953
		93,063,516
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 6.113% 1/15/20 (c)	505,000	534,713

TOTAL FINANCIALS		981,618,465

HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc.:
1.8% 5/14/18	3,100,000	3,099,718
2.3% 5/14/21	850,000	841,651
Baxalta, Inc.:
3 month U.S. LIBOR + 0.780% 2.1031% 6/22/18 (a)(b)	515,000	516,250
2% 6/22/18	175,000	175,109
Biogen, Inc. 2.9% 9/15/20	510,000	517,207
Celgene Corp.:
2.125% 8/15/18	640,000	641,605
2.3% 8/15/18	1,310,000	1,315,319
		7,106,859
Health Care Equipment & Supplies - 0.1%
Abbott Laboratories:
2.35% 11/22/19	2,480,000	2,482,926
2.9% 11/30/21	1,075,000	1,081,126
Becton, Dickinson & Co.:
2.404% 6/5/20	1,195,000	1,187,353
2.675% 12/15/19	1,160,000	1,165,255
		5,916,660
Health Care Providers & Services - 0.3%
Aetna, Inc. 3 month U.S. LIBOR + 0.650% 1.9672% 12/8/17 (a)(b)	10,000,000	10,000,513
Anthem, Inc. 2.5% 11/21/20	665,000	665,325
Catholic Health Initiatives 2.6% 8/1/18	745,000	748,288
Express Scripts Holding Co.:
3 month U.S. LIBOR + 0.750% 2.198% 11/30/20 (a)(b)	11,480,000	11,482,507
2.25% 6/15/19	160,000	159,847
HCA Holdings, Inc. 3.75% 3/15/19	1,960,000	1,984,500
Humana, Inc. 2.625% 10/1/19	890,000	893,190
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	738,429
WellPoint, Inc. 2.3% 7/15/18	995,000	996,741
		27,669,340
Pharmaceuticals - 0.2%
Actavis Funding SCS:
3 month U.S. LIBOR + 1.080% 2.3903% 3/12/18 (a)(b)	5,356,000	5,368,262
2.35% 3/12/18	1,410,000	1,411,898
Johnson & Johnson 1.95% 11/10/20	460,000	458,583
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	2,905,000	2,877,054
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	11,805,000	11,697,721
1.7% 7/19/19	1,930,000	1,868,719
		23,682,237

TOTAL HEALTH CARE		64,375,096

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
Arconic, Inc. 5.72% 2/23/19	125,000	129,575
Rockwell Collins, Inc. 1.95% 7/15/19	455,000	453,317
		582,892
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. 2.5% 4/1/23	995,000	988,123
Airlines - 0.0%
Delta Air Lines, Inc.:
2.6% 12/4/20	290,000	289,531
2.875% 3/13/20	1,880,000	1,892,809
Southwest Airlines Co. 2.75% 11/6/19	640,000	646,285
		2,828,625
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	145,000	144,032
Industrial Conglomerates - 0.2%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.350% 1.658% 10/30/19 (a)(b)	15,000,000	15,050,030
1.8% 10/30/19	1,065,000	1,060,796
Roper Technologies, Inc.:
2.05% 10/1/18	1,775,000	1,775,050
3% 12/15/20	195,000	198,017
		18,083,893
Machinery - 0.2%
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.180% 1.4961% 12/6/18 (a)(b)	10,000,000	10,007,831
John Deere Capital Corp. 3 month U.S. LIBOR + 0.570% 1.9186% 1/8/19 (a)(b)	5,000,000	5,026,318
Stanley Black & Decker, Inc.:
1.622% 11/17/18	80,000	79,701
2.451% 11/17/18	2,660,000	2,672,147
		17,785,997
Professional Services - 0.0%
Equifax, Inc. 2.3% 6/1/21	305,000	295,944
Road & Rail - 0.1%
Eastern Creation II Investment Holdings Ltd. 2.75% 9/26/20	205,000	204,250
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	235,478
Kansas City Southern 2.35% 5/15/20	1,515,000	1,514,831
Penske Truck Leasing Co. LP:
2.5% 6/15/19 (c)	830,000	832,965
2.875% 7/17/18 (c)	1,675,000	1,684,509
3.375% 3/15/18 (c)	1,840,000	1,848,306
		6,320,339
Trading Companies & Distributors - 0.0%
Air Lease Corp.:
2.125% 1/15/18	290,000	290,111
2.125% 1/15/20	1,285,000	1,277,586
GATX Corp.:
2.375% 7/30/18	1,005,000	1,006,821
2.5% 7/30/19	235,000	235,028
2.6% 3/30/20	765,000	766,769
		3,576,315
Transportation Infrastructure - 0.0%
HPHT Finance 15 Ltd. 2.25% 3/17/18 (c)	1,281,000	1,280,097

TOTAL INDUSTRIALS		51,886,257

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Cisco Systems, Inc. 3 month U.S. LIBOR + 0.310% 1.63% 6/15/18 (a)(b)	15,000,000	15,022,049
Harris Corp. 1.999% 4/27/18	1,665,000	1,665,829
		16,687,878
Electronic Equipment & Components - 0.0%
Jabil, Inc. 8.25% 3/15/18	1,110,000	1,125,596
Keysight Technologies, Inc. 3.3% 10/30/19	2,665,000	2,688,704
		3,814,300
Internet Software & Services - 0.1%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,965,000	1,970,858
Baidu.com, Inc. 2.75% 6/9/19	1,330,000	1,334,111
eBay, Inc. 2.15% 6/5/20	805,000	799,833
Tencent Holdings Ltd.:
2.875% 2/11/20 (c)	390,000	393,216
3.375% 5/2/19 (c)	720,000	730,158
		5,228,176
IT Services - 0.0%
DXC Technology Co.:
3 month U.S. LIBOR + 0.950% 2.2661% 3/1/21 (a)(b)	1,860,000	1,866,786
2.875% 3/27/20	975,000	981,942
Fidelity National Information Services, Inc. 2.25% 8/15/21	1,080,000	1,062,357
		3,911,085
Semiconductors & Semiconductor Equipment - 0.0%
Qualcomm, Inc. 2.1% 5/20/20	615,000	610,202
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3 month U.S. LIBOR + 0.140% 1.5314% 8/2/19 (a)(b)	10,000,000	10,015,447
1.8% 11/13/19	1,425,000	1,421,284
Hewlett Packard Enterprise Co.:
2.1% 10/4/19 (c)	595,000	590,870
2.85% 10/5/18	915,000	920,565
Seagate HDD Cayman 3.75% 11/15/18	865,000	877,759
Xerox Corp.:
2.75% 3/15/19	605,000	604,791
5.625% 12/15/19	1,125,000	1,182,539
		15,613,255

TOTAL INFORMATION TECHNOLOGY		45,864,896

MATERIALS - 0.1%
Chemicals - 0.1%
Air Liquide Finance 1.375% 9/27/19 (c)	1,470,000	1,447,963
LyondellBasell Industries NV:
5% 4/15/19	200,000	205,777
6% 11/15/21	615,000	683,034
Sherwin-Williams Co. 2.25% 5/15/20	3,065,000	3,051,316
Solvay Finance America LLC 3.4% 12/3/20 (c)	950,000	971,079
Westlake Chemical Corp. 4.625% 2/15/21	1,235,000	1,272,050
		7,631,219
Construction Materials - 0.0%
Martin Marietta Materials, Inc. 3 month U.S. LIBOR + 0.650% 2.0959% 5/22/20 (a)(b)	330,000	331,393
Vulcan Materials Co. 3 month U.S. LIBOR + 0.600% 1.92% 6/15/20 (a)(b)	790,000	792,034
		1,123,427
Metals & Mining - 0.0%
Anglo American Capital PLC:
3.625% 5/14/20 (c)	590,000	602,386
9.375% 4/8/19 (c)	1,290,000	1,406,423
Goldcorp, Inc. 2.125% 3/15/18	2,477,000	2,479,088
		4,487,897

TOTAL MATERIALS		13,242,543

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	865,000	883,087
ARC Properties Operating Partnership LP 3% 2/6/19	2,630,000	2,646,384
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,175,351
3.4% 2/15/21	860,000	879,193
Kilroy Realty LP 4.8% 7/15/18	690,000	699,127
Kimco Realty Corp. 6.875% 10/1/19	455,000	491,311
Simon Property Group LP 1.5% 2/1/18 (c)	4,239,000	4,238,374
		11,012,827
Real Estate Management & Development - 0.1%
Bestgain Real Estate Ltd. 2.625% 3/13/18 (Reg. S)	2,805,000	2,804,125
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	410,000	410,205
4% 4/30/19	1,230,000	1,255,387
WEA Finance LLC/Westfield UK & Europe Finance PLC:
2.7% 9/17/19 (c)	1,500,000	1,506,637
3.25% 10/5/20 (c)	235,000	238,058
		6,214,412

TOTAL REAL ESTATE		17,227,239

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3 month U.S. LIBOR + 0.910% 2.3721% 11/27/18 (a)(b)	9,254,000	9,319,823
2.3% 3/11/19	690,000	690,858
BellSouth Corp. 4.285% 4/26/18 (a)(c)	4,420,000	4,461,277
British Telecommunications PLC:
2.35% 2/14/19	5,000,000	5,012,743
5.95% 1/15/18	4,251,000	4,272,127
Deutsche Telekom International Financial BV 3 month U.S. LIBOR + 0.580% 1.9333% 1/17/20 (a)(b)(c)	10,000,000	10,027,636
SBA Tower Trust:
2.24% 4/16/18 (c)	820,000	820,130
2.877% 7/10/46 (c)	370,000	367,225
3.156% 10/15/20 (c)	265,000	264,010
3.168% 4/9/47 (c)	915,000	914,225
Telecom Italia Capital SA 6.999% 6/4/18	1,622,000	1,658,495
Telefonica Emisiones S.A.U. 3.192% 4/27/18	735,000	738,608
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 1.9959% 5/22/20 (a)(b)	25,000,000	25,114,862
		63,662,019
UTILITIES - 0.7%
Electric Utilities - 0.5%
EDP Finance BV 6% 2/2/18 (c)	431,000	433,620
FirstEnergy Corp. 2.85% 7/15/22	885,000	879,007
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 1.6714% 11/6/20 (a)(b)	10,000,000	9,999,998
Georgia Power Co. 1.95% 12/1/18	460,000	459,761
NextEra Energy Capital Holdings, Inc.:
1.649% 9/1/18	1,025,000	1,022,968
2.3% 4/1/19	375,000	375,179
PPL Capital Funding, Inc. 1.9% 6/1/18	865,000	864,509
Southern Co.:
1.55% 7/1/18	10,365,000	10,343,805
1.85% 7/1/19	11,295,000	11,237,033
2.35% 7/1/21	280,000	277,324
State Grid Overseas Investment Ltd. 2.25% 5/4/20 (c)	2,235,000	2,215,010
TECO Finance, Inc. 3 month U.S. LIBOR + 0.600% 1.9503% 4/10/18 (a)(b)	7,805,000	7,812,545
Virginia Electric & Power Co. 1.2% 1/15/18	4,075,000	4,072,963
		49,993,722
Gas Utilities - 0.1%
WGL Holdings, Inc. 3 month U.S. LIBOR + 0.400% 1.8773% 11/29/19 (a)(b)	7,042,000	7,039,244
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC:
2.95% 1/15/20	810,000	818,766
5.2% 10/1/19	150,000	157,422
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	700,000	703,209
Southern Power Co. 1.85% 12/1/17	285,000	285,000
		1,964,397
Multi-Utilities - 0.1%
CMS Energy Corp. 8.75% 6/15/19	715,000	782,304
Dominion Resources, Inc.:
1.5% 9/30/18 (c)	700,000	697,736
1.875% 1/15/19	415,000	413,222
2.125% 2/15/18 (c)	1,450,000	1,450,631
2.579% 7/1/20 (a)	410,000	410,256
2.962% 7/1/19	330,000	332,784
NiSource Finance Corp. 6.8% 1/15/19	171,000	179,531
San Diego Gas & Electric Co. 1.914% 2/1/22	308,573	303,643
Sempra Energy 1.625% 10/7/19	1,755,000	1,733,755
		6,303,862

TOTAL UTILITIES		65,301,225

TOTAL NONCONVERTIBLE BONDS
(Cost $1,590,320,430)		1,595,932,113

U.S. Government and Government Agency Obligations - 1.3%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.25% 8/17/21	$3,000,000	$2,916,834
1.5% 7/30/20	4,255,000	4,205,587
Federal Home Loan Bank 0.875% 6/29/18	4,545,000	4,528,956

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		11,651,377

U.S. Treasury Obligations - 1.2%
U.S. Treasury Notes:
0.75% 7/15/19	40,000,000	39,350,000
1% 11/15/19	920,000	906,128
1.375% 9/15/20	6,090,000	6,007,690
1.5% 6/15/20	4,500,000	4,459,570
1.625% 11/30/20 (d)	59,560,000	59,048,156

TOTAL U.S. TREASURY OBLIGATIONS		109,771,544

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $122,071,015)		121,422,921

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.528% 3.301% 7/1/35 (a)(b)	14,107	14,733
12 month U.S. LIBOR + 1.557% 3.182% 12/1/35 (a)(b)	9,007	9,443
12 month U.S. LIBOR + 1.655% 3.409% 8/1/37 (a)(b)	13,353	14,021
12 month U.S. LIBOR + 1.690% 3.52% 5/1/38 (a)(b)	166,022	173,277
12 month U.S. LIBOR + 1.788% 3.538% 5/1/38 (a)(b)	41,203	43,289
12 month U.S. LIBOR + 1.829% 3.597% 5/1/38 (a)(b)	62,703	65,961
12 month U.S. LIBOR + 1.830% 3.58% 4/1/38 (a)(b)	24,187	25,345
12 month U.S. LIBOR + 1.853% 3.603% 8/1/38 (a)(b)	13,905	14,581
12 month U.S. LIBOR + 2.040% 3.54% 12/1/36 (a)(b)	17,056	18,018
6 month U.S. LIBOR + 1.363% 2.825% 10/1/33 (a)(b)	54,916	56,635
3% 2/1/30	43,011	43,879
3.5% 11/1/26	491,041	507,594
4% 2/1/25 to 3/1/47	4,879,147	5,095,664
4.5% 5/1/19 to 3/1/46	5,529,035	5,846,683
5% 11/1/18 to 6/1/39	2,426,441	2,622,303
5.5% 4/1/18 to 5/1/40	3,815,544	4,199,990
6% 1/1/22 to 1/1/41	1,150,484	1,277,860
6.5% 7/1/32 to 12/1/32	157,685	179,439

TOTAL FANNIE MAE		20,208,715

Fannie Mae Connecticut Avenue Securities - 0.0%
1 month U.S. LIBOR + 0.750% 2.0786% 2/25/30 (a)(b)	498,570	499,792
Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.591% 3.341% 9/1/35 (a)(b)	13,257	13,850
12 month U.S. LIBOR + 1.625% 3.375% 7/1/38 (a)(b)	25,645	26,768
12 month U.S. LIBOR + 1.625% 3.416% 6/1/38 (a)(b)	43,664	45,666
12 month U.S. LIBOR + 1.726% 3.483% 7/1/35 (a)(b)	21,057	22,082
12 month U.S. LIBOR + 1.733% 3.358% 2/1/37 (a)(b)	11,729	12,337
12 month U.S. LIBOR + 1.733% 3.528% 10/1/36 (a)(b)	86,367	90,534
12 month U.S. LIBOR + 1.766% 3.541% 5/1/38 (a)(b)	26,587	27,881
12 month U.S. LIBOR + 1.775% 3.538% 5/1/37 (a)(b)	16,768	17,585
12 month U.S. LIBOR + 1.800% 3.394% 2/1/37 (a)(b)	16,891	17,790
12 month U.S. LIBOR + 1.965% 3.487% 11/1/36 (a)(b)	5,034	5,313
12 month U.S. LIBOR + 1.983% 3.566% 12/1/36 (a)(b)	7,678	8,135
12 month U.S. LIBOR + 2.076% 3.806% 2/1/38 (a)(b)	63,907	67,163
12 month U.S. LIBOR + 2.149% 3.784% 2/1/37 (a)(b)	31,100	33,029
U.S. TREASURY 1 YEAR INDEX + 2.347% 2.95% 11/1/34 (a)(b)	19,203	20,374
4.5% 10/1/19	21,012	21,354
5% 10/1/18 to 12/1/23	369,318	387,597
5.5% 11/1/21 to 10/1/38	77,916	82,188
6% 7/1/21 to 1/1/38	250,839	280,657

TOTAL FREDDIE MAC		1,180,303

Ginnie Mae - 0.1%
3.5% 7/20/32 to 9/20/32	3,293,732	3,415,318
6% 7/15/36	350,442	406,119
4.5% 9/20/40	202,115	215,993
5% 12/20/34 to 3/20/41	760,678	832,486

TOTAL GINNIE MAE		4,869,916

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $26,798,006)		26,758,726

Asset-Backed Securities - 6.3%
Ally Auto Receivables Trust:
Series 2014-1:
Class C, 2.04% 12/15/19	$160,000	$160,009
Class D, 2.48% 2/15/21	155,000	155,039
Series 2015-1 Class A4, 1.75% 5/15/20	340,000	339,819
Series 2015-2 Class C, 2.41% 1/15/21 (c)	1,110,000	1,110,600
Series 2016-1 Class D, 2.84% 9/15/22	390,000	391,186
Series 2017-1 Class A2, 1.45% 10/15/19	3,666,392	3,663,132
Series 2017-2:
Class A2, 1.49% 11/15/19	4,582,205	4,579,731
Class C, 2.46% 9/15/22	745,000	741,344
Class D, 2.93% 11/15/23	200,000	198,640
Ally Master Owner Trust:
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 1.8089% 1/15/21 (a)(b)	7,152,000	7,181,799
Series 2015-3 Class A, 1.63% 5/15/20	2,645,000	2,644,507
Series 2017-1 Class A, 1 month U.S. LIBOR + 0.400% 1.6389% 2/15/21 (a)(b)	10,000,000	10,015,988
Series 2017-2 Class A, 1 month U.S. LIBOR + 0.340% 1.5903% 6/15/21 (a)(b)	410,000	410,488
Series 2017-3 Class A1, 1 month U.S. LIBOR + 0.500% 1.6689% 6/15/22 (a)(b)	310,000	310,636
ALM Loan Funding Series 2014-14A:
Class A1R, 3 month U.S. LIBOR + 1.150% 2.4639% 7/28/26 (a)(b)(c)	420,000	421,649
Class A2R, 3 month U.S. LIBOR + 1.550% 2.8639% 7/28/26 (a)(b)(c)	485,000	487,518
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class E, 3.58% 8/9/21 (c)	385,000	388,964
Series 2014-2:
Class B, 1.6% 7/8/19	53,463	53,463
Class E, 3.37% 11/8/21 (c)	815,000	823,740
Series 2014-3:
Class C, 2.58% 9/8/20	1,190,000	1,195,900
Class D, 3.13% 10/8/20	955,000	965,090
Class E, 3.72% 3/8/22 (c)	340,000	343,943
Series 2014-4:
Class C, 2.47% 11/9/20	505,000	507,131
Class E, 3.66% 3/8/22	325,000	328,670
Series 2015, Class D, 3% 6/8/21	540,000	545,240
Series 2015-1 Class A3, 1.26% 11/8/19	99,464	99,454
Series 2015-2 Class A3, 1.27% 1/8/20	161,377	161,329
Series 2015-3 Class D, 3.34% 8/8/21	680,000	686,500
Americredit Automobile Receivables Trust Series 2015-4 Class A3, 1.7% 7/8/20	375,316	375,353
AmeriCredit Automobile Receivables Trust:
Series 2016-1:
Class A3, 1.81% 10/8/20	155,776	155,763
Class C, 2.89% 1/10/22	1,855,000	1,871,202
Series 2016-2 Class A2A, 1.42% 10/8/19	293,256	293,202
Series 2016-3 Class D, 2.71% 9/8/22	810,000	806,661
Series 2016-4 Class A3, 1.53% 7/8/21	1,095,000	1,089,585
Series 2017-1 Class C, 2.71% 8/18/22	240,000	240,251
Series 2017-3:
Class B, 2.24% 6/19/23	395,000	391,704
Class C, 2.69% 6/19/23	420,000	420,527
Ari Fleet Lease Trust Series 2015-A:
Class A2, 1.11% 11/15/18 (c)	56,841	56,817
Class A3, 1.67% 9/15/23 (c)	1,150,000	1,147,121
ARI Fleet Lease Trust:
Series 2016-A Class A2, 1.82% 7/15/24 (c)	584,550	584,493
Series 2017-A Class A2, 1.91% 4/15/26 (c)	290,000	289,571
Ascentium Equipment Receivables LLC:
Series 2015-2A Class A3, 1.93% 3/11/19 (c)	498,902	499,043
Series 2016-1A Class A2, 1.75% 11/13/18 (c)	58,291	58,296
Series 2016-2A Class A2, 1.77% 4/10/19 (c)	193,325	193,107
Series 2017-1A:
Class A2, 1.87% 7/10/19 (c)	340,000	339,877
Class A3, 2.29% 6/10/21 (c)	340,000	339,554
Series 2017-2 Class A3, 2.31% 12/10/21 (c)	880,000	876,447
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2013-2A:
Class A, 2.97% 2/20/20 (c)	295,000	296,811
Class B, 3.66% 2/20/20 (c)	595,000	600,292
Series 2014-1A Class A, 2.46% 7/20/20 (c)	330,000	331,279
Series 2014-2A Class A, 2.5% 2/20/21 (c)	2,230,000	2,233,773
Bank of America Credit Card Master Trust:
Series 2015-A1 Class A, 1 month U.S. LIBOR + 0.330% 1.5803% 6/15/20 (a)(b)	5,000,000	5,001,996
Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.390% 1.6403% 10/15/21 (a)(b)	4,970,000	4,991,823
Bank of The West Auto Trust Series 2017-1 Class A2, 1.94% 2/15/21 (c)	6,510,000	6,496,748
BankBoston Home Equity Loan Trust Series 1998-2 Class A6, 6.64% 12/25/28 (MBIA Insured)	28,840	28,792
Bayview Opportunity Master Fund Series 2017-SPL4 Class A, 3.5% 1/28/55 (c)	572,606	582,378
Bayview Opportunity Master Fund Trust 3.5% 1/28/58 (a)(c)	1,910,114	1,954,428
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (c)	1,622,369	1,648,736
BMW Vehicle Lease Trust:
Series 2016-2:
Class A2, 1.25% 1/22/19	1,566,916	1,565,415
Class A3, 1.43% 9/20/19	495,000	492,971
Series 2017-2:
Class A2A, 1.8% 2/20/20	5,000,000	4,992,967
Class A3, 2.07% 10/20/20	435,000	434,508
BMW Vehicles Lease Trust Series 2017-1 Class A3, 2.04% 5/20/20	570,000	569,763
California Republic Auto Receivables Trust Series 2015-1 Class B, 2.51% 2/16/21	295,000	295,058
Canadian Pacer Auto Receivables Trust Series 2017-A1 Class A2A, 1.772% 12/19/19 (c)	7,468,000	7,457,366
Capital Auto Receivables Asset Trust:
Series 2013-4 Class D, 3.22% 5/20/19	310,210	310,760
Series 2015-2 Class A3, 1.73% 9/20/19	278,129	278,267
Series 2015-4 Class A2, 1.62% 3/20/19	177,162	177,177
Series 2016-1 Class A3, 1.73% 4/20/20	470,046	469,974
Series 2016-2 Class A4, 1.63% 1/20/21	385,000	382,823
Series 2016-3 Class A3, 1.54% 8/20/20	470,000	468,969
Series 2017-1:
Class B, 2.61% 5/20/22 (c)	145,000	144,452
Class C, 3.03% 9/20/22 (c)	235,000	234,605
Capital One Multi-Asset Execution Trust:
Series 2014-A3 Class A3, 1 month U.S. LIBOR + 0.380% 1.6303% 1/18/22 (a)(b)	4,000,000	4,012,402
Series 2016-16 Class A2, 1 month U.S. LIBOR + 0.630% 1.8803% 2/15/24 (a)(b)	13,275,000	13,460,660
Series 2016-A1 Class A1, 1 month U.S. LIBOR + 0.450% 1.7003% 2/15/22 (a)(b)	10,000,000	10,044,994
Carlyle Global Market Strategies Series 2014-2A Class AR, 3 month U.S. LIBOR + 1.250% 2.565% 5/15/25 (a)(b)(c)	1,225,000	1,233,669
Carlyle Global Market Strategies Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.000% 2.3069% 4/20/27 (a)(b)(c)	915,000	919,925
Carmax Auto Owner Trust Series 2014-1:
Class B, 1.69% 8/15/19	100,000	99,998
Class C, 1.93% 11/15/19	145,000	145,043
CarMax Auto Owner Trust:
Series 2016-4:
Class A2, 1.21% 11/15/19	4,591,520	4,583,687
Class A3, 1.4% 8/15/21	1,145,000	1,133,661
Series 2017-1 Class A2, 1.6% 2/18/20	3,717,459	3,715,123
Series 2017-3 Class A2A, 1.64% 9/15/20	7,150,000	7,139,622
Series 2017-4:
Class A2A, 1.79% 4/15/21	5,000,000	4,993,789
Class C, 2.7% 10/16/23	205,000	203,734
CCG Receivables Trust:
Series 2015-1:
Class A2, 1.46% 11/14/18 (c)	49,697	49,690
Class B, 2.6% 1/17/23 (c)	300,000	300,763
Series 2016-1 Class A2, 1.69% 9/14/22 (c)	269,042	268,642
Chase Issuance Trust:
Series 2013-A3 Class A3, 1 month U.S. LIBOR + 0.280% 1.5189% 4/15/20 (a)(b)	3,153,000	3,155,730
Series 2014-A5 Class A5, 1 month U.S. LIBOR + 0.370% 1.6089% 4/15/21 (a)(b)	10,000,000	10,040,839
Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.940% 1.6489% 5/17/21 (a)(b)	10,000,000	10,037,985
Series 2016-A6 Class A6, 1.09% 1/15/20	5,000,000	4,998,093
Chesapeake Funding II LLC Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.800% 1.7003% 5/15/29 (a)(b)(c)	10,000,000	10,022,387
Chrysler Capital Auto Receivables Trust:
Series 2014-B Class D, 3.44% 8/16/21 (c)	605,000	609,910
Series 2016-BA:
Class A2, 1.36% 1/15/20 (c)	1,536,974	1,535,599
Class A3, 1.64% 7/15/21 (c)	280,000	278,781
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,110,216
Series 2017-A1 Class A1, 1 month U.S. LIBOR + 0.250% 1.516% 1/19/21 (a)(b)	10,000,000	10,022,082
Series 2017-A4 Class A4, 1 month U.S. LIBOR + 0.220% 1.455% 4/7/22 (a)(b)	10,000,000	10,018,805
Series 2017-A9 Class A9, 1.8% 9/20/21	4,284,000	4,265,930
CNH Equipment Trust:
Series 2014-C Class A3, 1.05% 11/15/19	109,479	109,338
Series 2015-C:
Class A3, 1.66% 11/16/20	764,986	764,373
Class B, 2.4% 2/15/23	1,265,000	1,264,577
Series 2016-C Class A3, 1.44% 12/15/21	670,000	664,169
Dell Equipment Finance Trust Series 2017-2 Class A2A, 1.97% 2/24/20 (c)	7,000,000	6,991,976
Diamond Resorts Owner Trust:
Series 2013-2 Class A, 2.27% 5/20/26 (c)	83,124	82,971
Series 2014-1 Class A, 2.54% 5/20/27 (c)	226,472	225,220
Series 2015-1 Class A, 2.73% 7/20/27 (c)	170,246	169,719
Series 2015-2 Class A, 2.99% 5/22/28 (c)	188,718	187,956
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,789,977
Series 2014-A1 Class A1, 1 month U.S. LIBOR + 0.430% 1.6803% 7/15/21 (a)(b)	3,905,000	3,918,862
Series 2015-A1 Class A1, 1 month U.S. LIBOR + 0.350% 1.6003% 8/17/20 (a)(b)	7,500,000	7,505,054
Series 2016-A2 Class A2, 1 month U.S. LIBOR + 0.540% 1.7903% 9/15/21 (a)(b)	10,000,000	10,057,392
DLL Securitization Trust Series 2017-A Class A2, 0% 7/15/20 (c)	10,000,000	9,997,918
Elara HGV Timeshare Issuer Series 2017-A Class A, 2.69% 3/25/30 (c)	412,059	409,976
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (c)	154,043	152,401
Enterprise Fleet Financing LLC:
Series 2015-1 Class A2, 1.3% 9/20/20 (c)	65,991	65,966
Series 2015-2 Class A2, 1.59% 2/22/21 (c)	358,624	358,404
Series 2016-1 Class A2, 1.83% 9/20/21 (c)	1,337,032	1,336,653
Series 2016-2 Class A2, 1.74% 2/22/22 (c)	3,942,202	3,936,686
Series 2017-1:
Class A1, 1.05% 2/20/18 (c)	225,685	225,652
Class A2, 2.13% 7/20/22 (c)	395,000	395,532
Series 2017-2 Class A2, 0% 1/20/23 (c)	420,000	419,402
Series 2017-3 Class A2, 2.13% 5/22/23 (c)	1,415,000	1,411,341
Fifth Third Auto Trust Series 2017-1 Class A2A, 1.82% 4/15/20	7,933,000	7,918,662
Ford Credit Auto Lease Trust Series 2017-A Class A4, 2.02% 6/15/20	1,200,000	1,198,199
Ford Credit Floorplan Master Owner Trust:
Series 2013-2 Class A, 2.09% 3/15/22 (c)	570,000	568,519
Series 2014-2 Class A, 1 month U.S. LIBOR + 0.500% 1.7389% 2/15/21 (a)(b)	6,200,000	6,219,793
Series 2015-1 Class A1, 1.42% 1/15/20	920,000	919,823
Series 2016-3:
Class A1, 1.55% 7/15/21	1,360,000	1,348,608
Class B, 1.75% 7/15/21	425,000	421,336
Series 2016-4 Class A, 1 month U.S. LIBOR + 0.530% 1.7689% 7/15/20 (a)(b)	10,000,000	10,022,028
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 0.680% 1.6589% 5/15/22 (a)(b)	10,000,000	10,047,674
Class B, 2.55% 5/15/22	830,000	824,875
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.620% 1.5872% 9/15/22 (a)(b)	10,000,000	10,035,853
GM Financial Automobile Leasing Trust:
Series 2015-1 Class D, 3.01% 3/20/20	305,000	305,524
Series 2015-3 Class A3, 1.69% 3/20/19	1,297,114	1,296,835
Series 2016-1 Class A3, 1.64% 7/20/19	1,303,620	1,303,431
Series 2016-2 Class A3, 1.62% 9/20/19	1,335,000	1,333,537
Series 2017-1:
Class A2B, 1 month U.S. LIBOR + 0.370% 1.4589% 9/20/19 (a)(b)	6,117,567	6,120,926
Class A4, 2.26% 8/20/20	165,000	165,404
Series 2017-3:
Class A4, 2.12% 9/20/21	245,000	244,275
Class C, 2.73% 9/20/21	300,000	297,441
GM Financial Securitized Auto Receivables Trust Series 2017-3A:
Class B, 2.33% 3/16/23 (c)	140,000	139,010
Class C, 2.52% 3/16/23 (c)	245,000	243,211
GMF Floorplan Owner Revolving Trust:
Series 2015-1:
Class A1, 1.65% 5/15/20 (c)	855,000	854,841
Class C, 2.22% 5/15/20 (c)	615,000	614,899
Series 2016-1:
Class A2, 1 month U.S. LIBOR + 0.850% 2.0889% 5/17/21 (a)(b)(c)	5,000,000	5,043,527
Class B, 2.26% 5/17/21 (c)	275,000	275,363
Class C, 2.76% 5/17/21 (c)	105,000	104,776
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 1.200% 1.8089% 1/18/22 (a)(b)(c)	10,000,000	10,061,623
Class C, 2.97% 1/18/22 (c)	575,000	574,574
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.450% 1.6803% 7/15/22 (a)(b)(c)	10,000,000	10,038,867
Series 2017-3:
Class B, 2.26% 8/16/21 (c)	1,220,000	1,212,753
Class C, 2.46% 8/16/21 (c)	1,530,000	1,520,989
GreatAmerica Leasing Receivables Funding LLC:
Series 2016-1 Class A3, 1.73% 6/20/19 (c)	741,368	740,941
Series 2017-1:
Class A2, 1.72% 4/22/19 (c)	99,999	99,977
Class A3, 2.06% 6/22/20 (c)	100,000	99,822
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (c)	236,788	233,086
Series 2017-AA:
Class A, 2.66% 12/26/28 (c)	216,507	215,461
Class B, 2.96% 12/26/28 (a)(c)	148,583	147,940
Honda Auto Receivables Owner Trust Series 2016-4 Class A4, 1.36% 1/18/23	805,000	793,158
Huntington Auto Trust Series 2016-1 Class A2, 1.29% 5/15/19	4,331,952	4,330,165
Hyundai Auto Lease Securitization Trust:
Series 2015-A Class A4, 1.65% 8/15/19 (c)	542,148	542,160
Series 2015-B Class A3, 1.4% 11/15/18 (c)	95,740	95,740
Series 2016-A:
Class A2A, 1.21% 6/17/19	1,165,752	1,165,028
Class A3, 2.01% 7/15/19 (c)	342,786	342,786
Series 2016-B Class A4, 1.68% 4/15/20 (c)	235,000	234,470
Series 2016-C Class A4, 1.65% 7/15/20 (c)	645,000	642,209
Series 2017-A Class A2A, 1.56% 7/15/19 (c)	4,294,133	4,288,632
Hyundai Auto Receivables Trust:
Series 2015-A Class A3, 1.05% 4/15/19	75,829	75,788
Series 2016-B Class A2, 1.12% 10/15/19	4,065,516	4,057,458
Series 2017-A:
Class A2A, 1.48% 2/18/20	4,737,763	4,733,113
Class B, 2.38% 4/17/23	340,000	338,487
Series 2017-B Class A2A, 1.76% 8/17/20	5,000,000	4,987,454
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1, 1 month U.S. LIBOR + 0.900% 2.1389% 3/15/21 (a)(b)(c)	3,000,000	3,023,335
John Deere Owner Trust:
Series 2015-A Class A3, 1.32% 6/17/19	126,928	126,852
Series 2016-A Class A3, 1.36% 4/15/20	778,326	776,616
Series 2017-A Class A2, 1.5% 10/15/19	9,303,000	9,295,318
KKR CLO 12 Ltd. Series 2012 Class A1R, 3 month U.S. LIBOR + 1.050% 2.4092% 7/15/27 (a)(b)(c)	1,525,000	1,533,691
Kubota Credit Owner Trust Series 2015-1A Class A3, 1.54% 3/15/19 (c)	445,411	445,278
Madison Park Funding Ltd. Series 2014-14A Class A2R, 3 month U.S. LIBOR + 1.120% 2.4826% 7/20/26 (a)(b)(c)	1,055,000	1,058,948
Mercedes-Benz Auto Lease Trust:
Series 2016-A Class A3, 1.52% 3/15/19	854,834	854,627
Series 2016-B Class A2, 1.25% 1/15/19	3,384,328	3,382,024
Series 2017-A Class A2B, 1 month U.S. LIBOR + 0.200% 1.4503% 8/15/19 (a)(b)	10,000,000	10,005,091
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A2A, 1.11% 3/15/19	5,284,642	5,281,950
Mercedes-Benz Master Owner Trust:
Series 2015-BA Class A, 1 month U.S. LIBOR + 0.380% 1.6189% 4/15/20 (a)(b)(c)	4,315,000	4,319,712
Series 2016-BA Class A, 1 month U.S. LIBOR + 0.700% 1.9389% 5/17/21 (a)(b)(c)	10,000,000	10,070,162
Series 2017-BA Class A, 1 month U.S. LIBOR + 0.420% 1.6589% 5/16/22 (a)(b)(c)	10,000,000	10,039,430
MMAF Equipment Finance LLC:
Series 2014-AA Class A3, 0.87% 1/8/19 (c)	260,962	260,847
Series 2015-AA Class A3, 1.39% 10/16/19 (c)	118,553	118,465
Series 2017-AA:
Class A2, 1.73% 5/18/20 (c)	511,992	511,661
Class A3, 2.04% 2/16/22 (c)	345,000	343,669
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (c)	71,844	70,993
Series 2014-1A Class A, 2.25% 9/22/31 (c)	231,547	228,725
Series 2015-1A Class A, 2.52% 12/20/32 (c)	594,283	592,536
Series 2017-1A:
Class A, 2.42% 12/20/34 (c)	252,669	249,959
Class B, 2.75% 12/20/34 (c)	97,181	96,314
Class C, 2.99% 12/20/34 (c)	233,233	230,748
Nationstar HECM Loan Trust:
Series 2016-2A Class A, 2.2394% 6/25/26 (c)	128,122	128,229
Series 2016-3A Class A, 2.0125% 8/25/26 (c)	80,425	80,448
Navient Student Loan Trust:
Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 1.8075% 3/25/66 (a)(b)(c)	2,447,923	2,452,113
Series 2017-1A Class A1, 1 month U.S. LIBOR + 0.400% 1.7275% 7/26/66 (a)(b)(c)	7,702,404	7,711,030
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 1.6275% 7/26/66 (a)(b)(c)	5,268,425	5,274,833
Class A2, 1 month U.S. LIBOR + 0.600% 1.9275% 7/26/66 (a)(b)(c)	6,820,000	6,873,152
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 1.5675% 9/27/66 (a)(b)(c)	5,172,797	5,172,845
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R, 3 month U.S. LIBOR + 1.050% 2.4092% 7/15/27 (a)(b)(c)	250,000	251,458
Nissan Auto Lease Trust:
Series 2016-B Class A4, 1.82% 1/18/22	1,105,000	1,100,889
Series 2017-B Class A4, 2.17% 12/15/21	250,000	248,891
Nissan Auto Receivables Owner Trust:
Series 2016-A:
Class A2A, 1.06% 2/15/19	515,411	515,216
Class A3, 1.34% 10/15/20	325,000	323,599
Series 2016-B Class A2A, 1.14% 4/15/19	1,301,533	1,300,944
Series 2017-B Class A2A, 1.74% 5/15/20	7,000,000	6,983,592
Nissan Auto Receivables Trust Series 2016-C Class A2A, 1.07% 5/15/19	2,815,453	2,813,062
Nissan Master Owner Trust Receivables:
Series 2015-A:
Class A1, 1 month U.S. LIBOR + 0.400% 1.6389% 1/15/20 (a)(b)	5,000,000	5,002,165
Class A2, 1.44% 1/15/20	890,000	889,756
Series 2016-A:
Class A1, 1 month U.S. LIBOR + 0.640% 1.8789% 6/15/21 (a)(b)	5,000,000	5,032,805
Class A2, 1.54% 6/15/21	750,000	744,342
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 1.6689% 4/18/22 (a)(b)	10,700,000	10,755,867
Series 2017-C Class A, 1 month U.S. LIBOR + 0.320% 1.5008% 10/17/22 (a)(b)	5,000,000	5,004,266
OCP CLO Ltd. Series 2015-10A Class A1R, 3 month U.S. LIBOR + 0.820% 0% 10/26/27 (a)(b)(c)	1,385,000	1,385,000
OZLM Ltd. Series 2014-8A Class A1AR, 3 month U.S. LIBOR + 1.130% 2.4833% 10/17/26 (a)(b)(c)	1,195,000	1,202,089
Santander Drive Auto Receivables Trust:
Series 2014-3 Class D, 2.65% 8/17/20	210,000	210,882
Series 2015-3 Class D, 3.49% 5/17/21	1,045,000	1,055,932
Series 2015-4 Class D, 3.53% 8/16/21	530,000	540,253
Series 2015-5:
Class C, 2.74% 12/15/21	1,565,000	1,572,761
Class D, 3.84% 12/15/21	745,000	757,778
Series 2016-1 Class B, 2.47% 12/15/20	375,000	376,021
Series 2017-1:
Class B, 2.1% 6/15/21	115,000	114,746
Class C, 2.58% 5/16/22	140,000	139,783
Santander Retail Auto Lease Trust Series 2017-A:
Class A2A, 2.25% 3/20/20 (c)	5,298,000	5,294,348
Class A3, 2.58% 1/20/21 (c)	390,000	389,571
Class C, 2.96% 11/21/22 (c)	325,000	325,457
Securitized Term Auto Receivables Trust:
Series 2016-1A Class A2A, 1.284% 11/26/18 (c)	2,122,379	2,121,110
Series 2017-1A Class A2A, 1.46% 4/25/19 (c)	3,834,432	3,831,005
Series 2017-2A Class A2A, 1.82% 1/27/20 (c)	10,000,000	10,000,000
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (c)	230,038	229,022
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-2A Class A, 2.05% 6/20/31 (c)	105,918	105,690
Series 2014-3A Class A, 2.3% 10/20/31 (c)	149,086	148,691
Series 2015-1A Class A, 2.4% 3/22/32 (c)	1,229,818	1,226,615
Series 2015-2A Class 2, 2.43% 6/20/32 (c)	282,628	281,544
Series 2015-3A Class A, 2.58% 9/20/32 (c)	291,448	291,309
Series 2017-1A Class A, 2.91% 3/20/34 (c)	226,891	226,599
SLM Student Loan Trust:
Series 2007-5 Class A5, 3 month U.S. LIBOR + 0.080% 1.4474% 1/25/24 (a)(b)	3,545,290	3,545,072
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 1.6974% 1/25/22 (a)(b)	876,378	864,971
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 2.0174% 1/25/22 (a)(b)	1,973,383	1,963,631
Series 2008-4 Class A4, 3 month U.S. LIBOR + 1.650% 3.0174% 7/25/22 (a)(b)	583,625	598,785
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 3.0674% 7/25/23 (a)(b)	473,391	486,561
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 2.8674% 4/25/23 (a)(b)	336,614	344,619
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 1.7275% 3/25/25 (a)(b)	1,240,795	1,227,185
Smart ABS Trust Series 2016-2U.S. Class A2A, 1.46% 8/14/19	969,527	966,908
SMART Trust Series 2015-3U.S. Class A3A, 1.66% 8/14/19	758,554	757,264
SMB Private Education Loan Trust Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 2.2503% 6/15/27 (a)(b)(c)	585,000	593,605
Springleaf Funding Trust Series 2016-AA Class A, 2.9% 11/15/29 (c)	405,000	406,809
Suntrust Auto Receivables Trust Series 2015-1A Class A3, 1.42% 9/16/19 (c)	261,619	261,545
Synchrony Credit Card Master Note Trust:
Series 2013-1 Class B, 1.69% 3/15/21	1,035,000	1,033,904
Series 2015-1 Class B, 2.64% 3/15/23	550,000	550,161
Series 2015-4 Class B, 2.62% 9/15/23	435,000	433,899
Series 2016-1 Class A, 2.04% 3/15/22	1,785,000	1,787,099
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (c)	670,085	669,706
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(c)	1,039,590	1,041,699
Series 2017-4 Class A1, 2.75% 6/25/57 (c)	459,763	460,420
Series 2017-6 Class A1, 2.75% 10/25/57 (c)	2,410,000	2,416,910
Toyota Auto Receivables Owner Trust Series 2016-B Class A2A, 1.26% 10/15/18	236,681	236,618
Toyota Auto Receivables Trust Series 2016-C Class A2A, 1% 1/15/19	1,336,701	1,335,808
USAA Auto Owner Trust Series 2017-1 Class A2, 1.66% 2/18/20	5,000,000	4,992,014
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (c)	7,812,000	7,763,454
Series 2016-2A:
Class A, 1.68% 5/20/21 (c)	1,115,000	1,108,761
Class B, 2.15% 5/20/21 (c)	755,000	751,666
Class C, 2.36% 5/20/21 (c)	600,000	597,182
Series 2017-1A:
Class B, 2.45% 9/20/21 (c)	235,000	235,543
Class C, 2.65% 9/20/21 (c)	315,000	314,951
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (c)	4,320,000	4,307,622
Class C, 2.53% 4/20/22 (c)	700,000	697,076
Volkswagen Auto Loan Enhanced Trust Series 2014-2 Class A4, 1.39% 5/20/21	1,380,000	1,378,693
Volvo Financial Equipment LLC:
Series 2014-1A Series C, 1.94% 11/15/21 (c)	605,000	605,017
Series 2016-1A:
Class A2, 1.44% 10/15/18 (c)	398,938	398,915
Class A3, 1.67% 2/18/20 (c)	400,000	399,693
Series 2017-1A Class A2, 1.55% 10/15/19 (c)	10,000,000	9,987,455
Volvo Financial Equipment Master Owner Trust Series 2017-A Class A, 1 month U.S. LIBOR + 0.500% 1.7442% 11/15/22 (a)(b)(c)	7,047,000	7,046,382
Wendys Funding LLC Series 2015-1A Class A2I, 3.371% 6/15/45 (c)	1,308,300	1,314,567
Wheels SPV LLC Series 2015-1A Class A2, 1.27% 4/22/24 (c)	46,359	46,326
World Omni Auto Receivables Trust Series 2015-B Class A3, 1.49% 12/15/20	677,673	676,386
World Omni Automobile Lease Securitization Trust Series 2016-A Class A3, 1.45% 8/15/19	1,070,000	1,064,868
TOTAL ASSET-BACKED SECURITIES
(Cost $612,202,316)		612,738,948

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.1%
Banc of America Mortgage Securities, Inc.:
Series 2004-A Class 2A2, 3.5844% 2/25/34 (a)	11,987	12,175
Series 2004-H Class 2A2, 3.5946% 9/25/34 (a)	44,835	44,306
COLT Mortgage Loan Trust:
sequential payer Series 2017-2:
Class A1A, 2.415% 10/25/47 (c)	1,418,383	1,419,897
Class A2A, 2.568% 10/25/47 (c)	600,271	600,912
Class A3A, 2.773% 10/25/47 (c)	261,408	261,687
Series 2017-1:
Class A1, 2.614% 5/27/47 (c)	883,034	868,303
Class A3, 3.074% 5/27/47 (c)	81,894	81,258
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	171,955	171,103
Deephaven Residential Mortgage Trust Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(c)	1,210,350	1,210,286
Class A2, 2.711% 10/25/47 (a)(c)	100,863	100,862
Class A3, 2.813% 10/25/47 (a)(c)	96,060	96,058
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4706% 7/25/44 (a)(c)	135,973	134,855
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.67% 7/15/20 (c)	340,000	337,838
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (c)	633,090	639,446
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (c)	220,043	219,308
Series 2017-2 Class A1, 2.75% 7/25/59 (c)	954,465	956,556
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (c)	619,760	621,292
Series 2015-5 Class A1B, 2.75% 5/25/55 (c)	576,804	578,183
Series 2016-1:
Class A1B, 2.75% 2/25/55 (c)	329,764	330,562
Class A3B, 3% 2/25/55 (c)	415,879	416,095
Series 2016-2 Class A1A, 2.75% 8/25/55 (c)	367,093	366,881
Series 2016-3 Class A1, 2.25% 4/25/56 (c)	97,199	96,440
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(c)	683,411	685,015
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(c)	1,421,542	1,424,526
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, NULL 3.3001% 9/25/35 (a)	19,438	19,519
Wells Fargo Mortgage Backed Securities Trust Series 2004-G Class A3, 3.3551% 6/25/34 (a)	24,173	24,360

TOTAL PRIVATE SPONSOR		11,717,723

U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2003-31 Class FM, 1 month U.S. LIBOR + 0.500% 1.8275% 4/25/33 (a)(b)	1,411,563	1,422,041
Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.6275% 5/25/45 (a)(b)	3,741,945	3,737,402
Series 2016-85:
Class FG, 1 month U.S. LIBOR + 0.500% 1.8275% 11/25/46 (a)(b)	1,148,572	1,161,379
Class FA, 1 month U.S. LIBOR + 0.500% 1.8275% 11/25/46 (a)(b)	1,130,911	1,143,493
floater planned amortization class Series 2004-52 Class PF 1 month U.S. LIBOR + 0.450% 1.7775% 12/25/33 (a)(b)	710,189	710,866
sequential payer Series 2012-114 Class DF, 1 month U.S. LIBOR + 0.400% 1.7275% 8/25/39 (a)(b)	20,951	21,006
sequential payer floater:
Series 2005-74 Class DF, 1 month U.S. LIBOR + 0.350% 1.6775% 7/25/35 (a)(b)	3,715,574	3,726,725
Series 2005-83 Class FP, 1 month U.S. LIBOR + 0.330% 1.6575% 10/25/35 (a)(b)	3,432,506	3,432,582
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.6775% 7/25/46 (a)(b)	11,849,584	11,884,145
Series 2016-83 Class FA, 1 month U.S. LIBOR + 0.500% 1.8275% 11/25/46 (a)(b)	629,018	635,836
Series 2017-90 Class KA, 3% 11/25/47	1,441,627	1,457,140
Fannie Mae Connecticut Avenue Securities floater:
Series 2016-C01 Class 2M1, 1 month U.S. LIBOR + 2.100% 3.3379% 8/25/28 (a)(b)	504,322	507,571
Series 2016-C02 Class 1M1, 1 month U.S. LIBOR + 2.150% 3.3879% 9/25/28 (a)(b)	185,013	186,748
Series 2016-C07 Class 2M1, 1 month U.S. LIBOR + 1.300% 2.6286% 5/25/29 (a)(b)	203,132	204,196
Series 2017-C01 Class 1M1, 1 month U.S. LIBOR + 1.300% 2.6286% 7/25/29 (a)(b)	889,008	896,854
Series 2017-C02, Class 2M1, 1 month U.S. LIBOR + 1.150% 2.3879% 9/25/29 (a)(b)	1,168,904	1,177,771
Series 2017-C03 Class 1M1, 1 month U.S. LIBOR + 0.950% 2.1879% 10/25/29 (a)(b)	1,311,025	1,317,769
Series 2017-C04 Class 2M1, 1 month U.S. LIBOR + 0.850% 2.0879% 11/25/29 (a)(b)	948,870	952,296
Series 2017-C05 Class 1M1, 1 month U.S. LIBOR + 0.550% 1.7879% 1/25/30 (a)(b)	1,660,658	1,660,344
Series 2017-C06 Class 1M1, 1 month U.S. LIBOR + 0.750% 2.0786% 2/25/30 (a)(b)	1,253,300	1,255,304
FHLMC Structured Agency Credit Risk Debt Notes:
floater:
Series 2015-DNA1 Class M1, 1 month U.S. LIBOR + 0.900% 2.1379% 10/25/27 (a)(b)	115,985	116,091
Series 2016-DNA1 Class M1, 1 month U.S. LIBOR + 1.450% 2.7775% 7/25/28 (a)(b)	221,029	221,383
Series 2016-HQA1 Class M1, 1.750% - 1 month U.S. LIBOR 2.9879% 9/25/28 (a)(e)	49,344	49,458
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 2.5275% 10/25/29 (a)(b)	1,458,459	1,477,515
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 2.0775% 3/25/30 (a)(b)	881,015	883,917
Series 2017-HQA1 Class M1, 1 month U.S. LIBOR + 1.200% 2.4379% 8/25/29 (a)(b)	1,046,875	1,056,816
Series 2017-DNA1 Class M1, 1 month U.S. LIBOR + 1.200% 2.4379% 7/25/29 (a)(b)	657,943	665,022
Series 2017-HQA2 Class M1, 1 month U.S. LIBOR + 0.800% 2.1275% 12/25/29 (a)(b)	358,779	359,798
Series 2017-HQA3 Class M1, 1 month U.S. LIBOR + 0.550% 1.8786% 4/25/30 (a)(b)	247,904	247,904
Freddie Mac:
floater Series 4604 Class FB, 1 month U.S. LIBOR + 0.400% 1.6503% 8/15/46 (a)(b)	10,441,241	10,480,826
floater planned amortization class:
Series 2953 Class LF, 1 month U.S. LIBOR + 0.300% 1.5503% 12/15/34 (a)(b)	1,133,706	1,134,557
Series 4057 Class EF, 1 month U.S. LIBOR + 0.350% 1.6003% 12/15/41 (a)(b)	9,077,847	9,072,918
floater sequential payer Series 3046 Class F, 1 month U.S. LIBOR + 0.370% 1.6203% 3/15/33 (a)(b)	1,555,125	1,555,250
planned amortization class Series 3713 Class PA, 2% 2/15/40	1,075,470	1,065,425
sequential payer Series 4226 Class EF, 1 month U.S. LIBOR + 0.350% 1.6003% 12/15/35 (a)(b)	3,485,638	3,492,452
Series 4448 Class JA, 4% 11/15/36	190,000	196,627
Freddie Mac Whole Loan Securities Trust:
Series 2017-SC02 Class M1, 3.9016% 5/25/47 (a)(c)	294,349	293,526
Series 2017-SPI1 Class M1, 3.9926% 9/25/47 (a)(c)	127,171	129,488

TOTAL U.S. GOVERNMENT AGENCY		69,990,441

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $81,608,616)		81,708,164

Commercial Mortgage Securities - 0.6%
BAMLL Commercial Mortgage Securities Trust Series 2014-IP Class A, 2.717% 6/15/28 (a)(c)	1,070,000	1,070,460
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 5/15/32 (a)(b)(c)	2,455,181	2,455,178
BX Trust Series 2017-IMC:
Class A, 1 month U.S. LIBOR + 1.050% 2.3003% 10/15/32 (a)(b)(c)	3,054,000	3,058,728
Class B, 1 month U.S. LIBOR + 1.400% 2.65% 10/15/32 (a)(b)(c)	1,475,000	1,475,472
CGDB Commercial Mortgage Trust Series 2017-BIO Class A, 1 month U.S. LIBOR + 0.750% 1.9889% 5/15/30 (a)(b)(c)	3,410,000	3,412,150
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.0403% 7/15/28 (a)(b)(c)	3,084,000	3,087,858
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.1003% 7/15/32 (a)(b)(c)	2,938,000	2,938,744
Series 2014-GC19 Class A1, 1.199% 3/10/47	16,294	16,285
Series 2014-GC21 Class A1, 1.242% 5/10/47	235,960	234,969
Series 2014-GC25 Class A1, 1.485% 10/10/47	58,426	58,296
Series 2015-GC27 Class A1, 1.353% 2/10/48	385,880	383,338
Series 2015-GC31 Class A1, 1.637% 6/10/48	719,369	715,445
Series 2015-GC33 Class A1, 1.643% 9/10/58	258,820	256,792
Series 2015-P1 Class A1, 1.648% 9/15/48	252,618	251,270
CLNS Trust floater Series 2017-IKPR:
Class A, 1 month U.S. LIBOR + 0.800% 2.0372% 6/11/32 (a)(b)(c)	515,000	515,482
Class B, 1 month U.S. LIBOR + 1.000% 2.2449% 6/11/32 (a)(b)(c)	760,000	759,763
COMM Mortgage Trust:
Series 2014-CR17 Class A1, 1.275% 5/10/47	140,051	139,614
Series 2014-CR18 Class A1, 1.442% 7/15/47	225,839	225,110
Series 2014-CR19 Class A1, 1.415% 8/10/47	227,893	226,988
Series 2014-CR20 Class A1, 1.324% 11/10/47	171,871	170,910
Series 2014-CR21 Class A1, 1.494% 12/10/47	99,330	98,911
Series 2014-LC15 Class A1, 1.259% 4/10/47	273,101	272,157
Series 2014-LC17 Class A1, 1.381% 10/10/47	160,583	160,002
Series 2014-UBS2 Class A1, 1.298% 3/10/47	189,996	189,477
Series 2014-UBS4 Class A1, 1.309% 8/10/47	84,696	84,432
Series 2014-UBS5 Class A1, 1.373% 9/10/47	86,003	85,939
Series 2014-UBS6 Class A1, 1.445% 12/10/47	272,184	271,213
Series 2015-CCRE26 Class A1, 1.604% 10/10/48	357,498	355,188
Series 2015-CR22 Class A1, 1.569% 3/10/48	125,430	125,050
Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,432,307
Series 2015-PC1 Class A1, 1.667% 7/10/50	842,489	840,961
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1 month U.S. LIBOR + 0.850% 2.0889% 2/13/32 (a)(b)(c)	400,000	400,377
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	163,012	162,484
Series 2015-C2 Class A1, 1.4544% 6/15/57	1,055,539	1,048,380
Series 2015-C3 Class A1, 1.7167% 8/15/48	493,516	490,331
Series 2015-C4 Class A1, 2.0102% 11/15/48	575,354	573,150
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	142,602	141,642
CSMC Series 2015-TOWN Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 3/15/28 (a)(b)(c)	3,644,000	3,643,996
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 1.9889% 7/15/32 (a)(b)(c)	4,189,000	4,199,562
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.535% 12/15/34 (a)(b)(c)	806,372	806,851
Great Wolf Trust floater Series 2017-WOLF:
Class A, 1 month U.S. LIBOR + 0.850% 2.0889% 9/15/34 (a)(b)(c)	670,000	670,421
Class C, 1 month U.S. LIBOR + 1.320% 2.5589% 9/15/34 (a)(b)(c)	965,000	965,310
GS Mortgage Securities Trust:
Series 2014-GC22 Class A1, 1.29% 6/10/47	177,368	176,617
Series 2014-GC24 Class A1, 1.509% 9/10/47	339,029	337,610
Series 2015-GC28 Class A1, 1.528% 2/10/48	620,488	616,969
Series 2015-GC32 Class A1, 1.593% 7/10/48	256,915	255,644
Series 2016-GS3 Class A1, 1.429% 10/10/49	169,180	166,617
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 3.0625% 10/22/25 (a)(b)(c)	745,000	748,770
Hospitality Mortgage Trust floater Series 2017-HIT Class A, 1 month U.S. LIBOR + 0.850% 2.0878% 5/8/30 (a)(b)(c)	510,000	511,312
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	479,040	477,637
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A1, 1.322% 8/15/47	109,321	109,037
Series 2014-C22 Class A1, 1.451% 9/15/47	90,460	90,146
Series 2014-C23 Class A1, 1.6502% 9/15/47	122,265	121,989
Series 2014-C24 Class A1, 1.5386% 11/15/47	61,484	61,273
Series 2014-C26 Class A1, 1.5962% 1/15/48	636,358	634,788
Series 2015-C27 Class A1, 1.4137% 2/15/48	542,819	539,052
Series 2015-C28 Class A1, 1.4451% 10/15/48	889,070	883,174
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A1, 1.6255% 5/15/48	282,979	281,713
JPMCC Commercial Mortgage Securities Trust Series 2016-JP3 Class A1, 1.4615% 8/15/49	519,214	510,955
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20 Class A1, 1.2682% 7/15/47	132,167	131,750
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.677% 10/15/33 (a)(b)(c)	1,293,000	1,296,631
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.0389% 9/15/28 (a)(b)(c)	1,448,723	1,452,798
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class A1, 1.686% 10/15/47	108,356	108,281
Series 2014-C16 Class A1, 1.294% 6/15/47	86,097	85,854
Series 2014-C17 Class A1, 1.551% 8/15/47	268,617	267,666
Series 2014-C19 Class A1, 1.573% 12/15/47	512,679	510,692
Series 2015-C24 Class A1, 1.706% 5/15/48	439,904	436,891
Series 2016-C30 Class A1, 1.389% 9/15/49	277,228	272,463
Morgan Stanley Capital I Trust:
Series 2015-MS1 Class A1, 1.638% 5/15/48	480,253	477,468
Series 2017-CLS:
Class B, 1 month U.S. LIBOR + 0.850% 2.1% 11/15/34 (a)(b)(c)(f)	755,000	755,005
Class C, 1 month U.S. LIBOR + 1.000% 2.25% 11/15/34 (a)(b)(c)(f)	605,000	605,004
SBA Tower Trust 3.598% 4/9/43 (c)	725,000	725,153
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8889% 11/15/26 (a)(b)(c)	1,494,000	1,490,212
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.5889% 6/15/29 (a)(b)(c)	1,833,000	1,835,291
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18 Class A1, 1.437% 12/15/47	665,861	662,089
Series 2015-C26 Class A1, 1.454% 2/15/48	335,731	333,616
Series 2015-C27 Class A1, 1.73% 2/15/48	162,950	162,852
Series 2015-C28 Class A1, 1.531% 5/15/48	249,614	248,569
Series 2015-C31 Class A1, 1.679% 11/15/48	642,874	638,909
Series 2015-LC20 Class A1, 1.471% 4/15/50	606,083	602,472
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,195,191
Series 2015-SG1 Class A1, 1.568% 9/15/48	319,561	318,189
Series 2016-C32 Class A1, 1.577% 1/15/59	392,877	389,648
Series 2016-LC24 Class A1, 1.441% 10/15/49	273,825	271,104
WF-RBS Commercial Mortgage Trust:
Series 2013-C17 Class A1, 1.154% 12/15/46	78,953	78,777
Series 2013-UBS1 Class A1, 1.122% 3/15/46	82,154	81,880
Series 2014-C20 Class A1, 1.283% 5/15/47	275,579	274,514
Series 2014-C21 Class A1, 1.413% 8/15/47	390,485	388,736
Series 2014-C22 Class A1, 1.479% 9/15/57	263,138	261,990
Series 2014-C23 Class A1, 1.663% 10/15/57	131,900	131,527
Series 2014-C24 Class A1, 1.39% 11/15/47	62,040	61,684
Series 2014-LC14 Class A1, 1.193% 3/15/47	5,350	5,346
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $61,655,957)		61,552,548

Municipal Securities - 0.0%
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19
(Cost $1,085,000)	1,085,000	1,085,260

Foreign Government and Government Agency Obligations - 0.0%
State of Qatar 2.099% 1/18/18 (Cost $769,611)	$770,000	$769,406

Bank Notes - 0.2%
Capital One NA 1.85% 9/13/19	1,525,000	1,511,193
Citibank NA 2.125% 10/20/20	1,255,000	1,246,287
Citizens Bank NA 2.3% 12/3/18	335,000	335,699
PNC Bank NA 2.45% 11/5/20	870,000	872,588
RBS Citizens NA 2.5% 3/14/19	1,200,000	1,203,908
Regions Bank 7.5% 5/15/18	289,000	295,976
Regions Financial Corp. 2.25% 9/14/18	785,000	786,051
Wells Fargo Bank NA 1.65% 1/22/18	10,000,000	9,999,355
TOTAL BANK NOTES
(Cost $16,275,482)		16,251,057

Certificates of Deposit - 0.3%
BNP Paribas New York Branch yankee 1 month U.S. LIBOR + 0.190% 1.5186% 3/26/18 (a)(b)	10,000,000	10,004,860
Credit Agricole CIB yankee 1 month U.S. LIBOR + 0.200% 1.5286% 3/26/18 (a)(b)	10,000,000	10,004,900
Credit Suisse AG yankee 1 month U.S. LIBOR + 0.260% 1.5021% 5/1/18 (a)(b)	10,000,000	10,005,290
Intesa Sanpaolo SpA yankee 2.1% 9/27/18	1,550,000	1,548,317
TOTAL CERTIFICATES OF DEPOSIT
(Cost $31,550,000)		31,563,367

Commercial Paper - 0.6%
Bell Canada yankee 1.5% 12/18/17	11,000,000	10,991,948
Catholic Health Initiatives:
0% 12/11/17	$3,860,000	$3,858,591
0% 12/19/17	690,000	689,556
1.9% 12/12/17	20,000,000	19,992,026
Enbridge Energy Partners LP 0% 12/19/17	3,265,000	3,262,124
Energy Transfer Partners LP 0% 12/15/17	5,075,000	5,071,299
Plains Midstream Canada ULC yankee 0% 12/1/17	1,370,000	1,369,938
UBS AG London Branch 1 month U.S. LIBOR + 0.150% 1.4327% 12/22/17 (a)(b)	10,000,000	10,001,530
TOTAL COMMERCIAL PAPER
(Cost $55,230,063)		55,237,012
	Shares	Value

Fixed-Income Funds - 3.4%
Bank Loan Funds - 3.4%
Fidelity Floating Rate High Income Fund (g)
(Cost $329,142,085)	33,716,470	324,689,604

Short-Term Funds - 61.8%
Short-Term Funds - 61.8%
BlackRock Low Duration Bond Portfolio Investor A Shares	46,873,057	449,512,621
Delaware Limited-Term Diversified Income Fund - Class A	24,946,715	211,298,678
Fidelity Conservative Income Bond Fund Institutional Class (g)	122,031,187	1,225,193,122
Fidelity Short-Term Bond Fund (g)	85,921,451	738,065,261
Janus Henderson Short-Term Bond Fund T Shares	65,492,681	197,132,970
JPMorgan Short Duration Bond Fund Class A	23,431,122	252,118,868
Metropolitan West Low Duration Bond Fund - Class M	61,049,963	531,134,675
PIMCO Enhanced Low Duration Active ETF	149,760	15,113,030
PIMCO Enhanced Short Maturity Active ETF (h)	3,958,945	402,981,012
PIMCO Short-Term Fund - Administrator Class	176,982,417	1,750,356,104
Prudential Short-Term Corporate Bond Fund, Inc. Class A	18,076,811	198,302,617
TOTAL SHORT-TERM FUNDS
(Cost $5,970,536,361)		5,971,208,958

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 1.13% (i)	34,445,323	34,452,212
Fidelity Investments Money Market Government Portfolio Institutional Class 1.01% (g)(j)	488,397,926	488,397,926
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 1.22% (g)(j)	226,869,344	226,914,718
Fidelity Securities Lending Cash Central Fund 1.13% (i)(k)	7,799,220	7,800,000
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (j)	6,530,985	6,530,985
TOTAL MONEY MARKET FUNDS
(Cost $764,095,820)		764,095,841
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,663,340,762)		9,665,013,925
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,252,809)
NET ASSETS - 100%		$9,660,761,116

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	461	March 2018	$98,841,281	$(58,367)	$(58,367)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	81	March 2018	10,047,797	53,659	53,659
TOTAL FUTURES CONTRACTS					$(4,708)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $679,533,656 or 7.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $223,066.

 (e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated Fund

 (h) Security or a portion of the security is on loan at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$275,343
Fidelity Securities Lending Cash Central Fund	2,701
Total	$278,044

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$961,137,099	$304,451,127	$40,395,104	$7,274,989	$--	$--	$1,225,193,122
Fidelity Floating Rate High Income Fund	319,752,512	6,269,561	--	6,269,762	--	(1,332,469)	324,689,604
Fidelity Investments Money Market Government Portfolio Institutional Class 1.01%	760,371,043	61,572,144	333,545,261	2,792,165	--	--	488,397,926
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 1.22%	225,552,835	1,361,862	--	1,361,862	--	21	226,914,718
Fidelity Short-Term Bond Fund	817,739,827	4,741,912	80,986,550	4,741,912	(185,965)	(3,243,963)	738,065,261
Total	$3,084,553,316	$378,396,606	$454,926,915	$22,440,690	$(185,965)	$(4,576,411)	$3,003,260,631

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,595,932,113	$--	$1,595,932,113	$--
U.S. Government and Government Agency Obligations	121,422,921	--	121,422,921	--
U.S. Government Agency - Mortgage Securities	26,758,726	--	26,758,726	--
Asset-Backed Securities	612,738,948	--	612,738,948	--
Collateralized Mortgage Obligations	81,708,164	--	81,708,164	--
Commercial Mortgage Securities	61,552,548	--	61,552,548	--
Municipal Securities	1,085,260	--	1,085,260	--
Foreign Government and Government Agency Obligations	769,406	--	769,406	--
Bank Notes	16,251,057	--	16,251,057	--
Certificates of Deposit	31,563,367	--	31,563,367	--
Commercial Paper	55,237,012	--	55,237,012	--
Fixed-Income Funds	324,689,604	324,689,604	--	--
Short-Term Funds	5,971,208,958	5,971,208,958	--	--
Money Market Funds	764,095,841	764,095,841	--	--
Total Investments in Securities:	$9,665,013,925	$7,059,994,403	$2,605,019,522	$--
Derivative Instruments:
Assets
Futures Contracts	$53,659	$53,659	$--	$--
Total Assets	$53,659	$53,659	$--	$--
Liabilities
Futures Contracts	$(58,367)	$(58,367)	$--	$--
Total Liabilities	$(58,367)	$(58,367)	$--	$--
Total Derivative Instruments:	$(4,708)	$(4,708)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$53,659	$(58,367)
Total Interest Rate Risk	53,659	(58,367)
Total Value of Derivatives	$53,659	$(58,367)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,634,250) — See accompanying schedule: Unaffiliated issuers (cost $6,617,479,125)	$6,619,501,082
Fidelity Central Funds (cost $42,252,212)	42,252,212
Affiliated issuers (cost $3,003,609,425)	3,003,260,631
Total Investment in Securities (cost $9,663,340,762)		$9,665,013,925
Cash		66,851
Receivable for investments sold		3,228,316
Receivable for fund shares sold		6,395,496
Dividends receivable		116,747
Interest receivable		7,209,850
Distributions receivable from Fidelity Central Funds		37,913
Prepaid expenses		17,794
Other receivables		143,239
Total assets		9,682,230,131
Liabilities
Payable for investments purchased
Regular delivery	$2,169,649
Delayed delivery	1,360,000
Payable for fund shares redeemed	7,475,602
Distributions payable	1,736,923
Accrued management fee	239,507
Payable for daily variation margin on futures contracts	23,453
Other affiliated payables	490,564
Other payables and accrued expenses	173,317
Collateral on securities loaned	7,800,000
Total liabilities		21,469,015
Net Assets		$9,660,761,116
Net Assets consist of:
Paid in capital		$9,665,747,256
Undistributed net investment income		13,487,298
Accumulated undistributed net realized gain (loss) on investments		(20,141,893)
Net unrealized appreciation (depreciation) on investments		1,668,455
Net Assets, for 960,365,801 shares outstanding		$9,660,761,116
Net Asset Value, offering price and redemption price per share ($9,660,761,116 ÷ 960,365,801 shares)		$10.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$29,658,392
Affiliated issuers		22,440,690
Interest		23,944,547
Income from Fidelity Central Funds		278,044
Total income		76,321,673
Expenses
Management fee	$13,744,094
Transfer agent fees	2,234,292
Accounting and security lending fees	684,444
Custodian fees and expenses	33,854
Independent trustees' fees and expenses	63,802
Registration fees	130,027
Audit	31,633
Legal	23,573
Miscellaneous	39,766
Total expenses before reductions	16,985,485
Expense reductions	(12,270,557)	4,714,928
Net investment income (loss)		71,606,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,927,850)
Fidelity Central Funds	(664)
Affiliated issuers	(185,965)
Futures contracts	(544,704)
Total net realized gain (loss)		(2,659,183)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,145,203
Affiliated issuers	(4,576,411)
Futures contracts	(18,811)
Total change in net unrealized appreciation (depreciation)		(2,450,019)
Net gain (loss)		(5,109,202)
Net increase (decrease) in net assets resulting from operations		$66,497,543

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2017 (Unaudited)	Year ended May 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,606,745	$113,105,099
Net realized gain (loss)	(2,659,183)	(1,566,770)
Change in net unrealized appreciation (depreciation)	(2,450,019)	28,529,025
Net increase (decrease) in net assets resulting from operations	66,497,543	140,067,354
Distributions to shareholders from net investment income	(61,194,586)	(106,812,751)
Share transactions
Proceeds from sales of shares	1,285,719,451	5,170,553,145
Reinvestment of distributions	53,277,983	100,841,024
Cost of shares redeemed	(1,604,476,396)	(1,977,465,881)
Net increase (decrease) in net assets resulting from share transactions	(265,478,962)	3,293,928,288
Total increase (decrease) in net assets	(260,176,005)	3,327,182,891
Net Assets
Beginning of period	9,920,937,121	6,593,754,230
End of period	$9,660,761,116	$9,920,937,121
Other Information
Undistributed net investment income end of period	$13,487,298	$3,075,139
Shares
Sold	127,807,128	515,147,452
Issued in reinvestment of distributions	5,296,157	10,048,630
Redeemed	(159,460,382)	(197,070,314)
Net increase (decrease)	(26,357,097)	328,125,768

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Strategic Advisers Short Duration Fund

	Six months ended (Unaudited) November 30,	Years ended May 31,
	2017	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.01	$10.07	$10.10	$10.09	$10.06
Income from Investment Operations
Net investment income (loss)A	.074	.136	.115	.095	.077	.087
Net realized and unrealized gain (loss)	(.001)	.033	(.051)	(.028)	.020	.040
Total from investment operations	.073	.169	.064	.067	.097	.127
Distributions from net investment income	(.063)	(.129)	(.118)	(.093)	(.079)	(.089)
Distributions from net realized gain	–	–	(.006)	(.004)	(.008)	(.008)
Total distributions	(.063)	(.129)	(.124)	(.097)	(.087)	(.097)
Net asset value, end of period	$10.06	$10.05	$10.01	$10.07	$10.10	$10.09
Total ReturnB,C	.73%	1.69%	.64%	.66%	.96%	1.27%
Ratios to Average Net AssetsD,E
Expenses before reductions	.35%F	.36%	.36%	.35%	.36%	.38%
Expenses net of fee waivers, if any	.10%F	.10%	.11%	.10%	.11%	.13%
Expenses net of all reductions	.10%F	.10%	.11%	.10%	.11%	.13%
Net investment income (loss)	1.46%F	1.36%	1.15%	.94%	.76%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$9,660,761	$9,920,937	$6,593,754	$7,262,264	$5,869,152	$6,225,396
Portfolio turnover rateG	24%F	26%	33%	16%	31%	17%H

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 F Annualized

 G Amount does not include the portfolio activity of any Underlying Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2017

1. Organization.

Strategic Advisers Short Duration Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations, commercial paper, and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, amortization of premium, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,032,838
Gross unrealized depreciation	(34,328,119)
Net unrealized appreciation (depreciation)	$(295,281)
Tax cost	$9,665,304,498

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,590,072)
Long-term	(12,540,123)
Total capital loss carryforward	$(15,130,195)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $1,074,253,489 and $1,255,723,160, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .55% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FIMM, an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,279 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,701.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2019. During the period, this waiver reduced the Fund's management fee by $12,244,280.

In addition, the investment adviser has voluntarily agreed to waive a portion of the Fund's management fee. During the period, this waiver reduced the Fund's management fee by $23,204.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $235 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,838.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 16% and 12% of the total outstanding shares of Fidelity Conservative Income Bond Fund and Fidelity Short-Term Bond Fund, respectively.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 to November 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period-B June 1, 2017 to November 30, 2017
Actual	.10%	$1,000.00	$1,007.30	$.50
Hypothetical-C		$1,000.00	$1,024.57	$.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Short Duration Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes at an in-person meeting on the renewal of the management contract with Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisory agreements with FIAM LLC and T. Rowe Price Associates, Inc. (collectively, the Sub-Advisory Agreements and, together with the management contract, the Advisory Contracts) for the fund. Strategic Advisers and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets at least four times per year and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The full Board or the Independent Trustees, as appropriate, act on all major matters; however, a portion of the activities of the Board (including certain of those described herein) may be conducted through standing committees that have been established by the Board. The Board, acting directly and through its committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts.

At its September 2017 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination to renew the fund's Advisory Contracts, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses relative to peer funds; (iii) the total costs of the services to be provided by and the profits, if any, to be realized by Strategic Advisers from its relationships with the fund; (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders. In addition, with respect to the Sub-Advisory Agreements, the Board also concluded that the renewal of such agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Advisory Contracts bear a reasonable relationship to the services rendered and are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board throughout the year.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing within the Investment Advisers, including the backgrounds of the fund's investment personnel and the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Strategic Advisers' investment operations and investment groups. The Board considered the structure of each Investment Adviser's investment personnel compensation program and whether such structures provide appropriate incentives to act in the best interests of the fund.

The Trustees also discussed with representatives of Strategic Advisers, at meetings throughout the year, Strategic Advisers' role in, among other things, (i) setting, implementing and monitoring the investment strategy for the fund; (ii) identifying and recommending to the Trustees one or more sub-advisers for the fund; (iii) overseeing compliance with federal securities laws by each sub-adviser with respect to fund assets; (iv) monitoring and overseeing the performance and investment capabilities of each sub-adviser; and (v) recommending the replacement of a sub-adviser as appropriate. The Trustees considered that the Board had received from Strategic Advisers substantial information and periodic reports about Strategic Advisers' sub-adviser oversight and due diligence processes, as well as periodic reports regarding the performance of each sub-adviser.

The Board also considered the nature, extent and quality of services provided by each sub-adviser. The Trustees noted that under the Sub-Advisory Agreements subject to oversight by Strategic Advisers, each sub-adviser is responsible for, among other things, identifying investments for the portion of fund assets allocated to the sub-adviser, if any, and executing portfolio transactions to implement its investment strategy. In addition, the Trustees noted that each sub-adviser is responsible for providing such reporting as may be requested from Strategic Advisers to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, their use of technology, and the Investment Advisers' approach to managing and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and/or fundamental analysis. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources and global compliance infrastructure, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of administrative and shareholder services performed by Strategic Advisers and its affiliates under the management contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including the sub-advisers, custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

In connection with the renewal of the Advisory Contracts, the Board considered annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group").

The Board considered discussions with Strategic Advisers about fund investment performance and the performance of each sub-adviser that occur at Board meetings throughout the year as part of regularly scheduled fund reviews and other reports to the Board on fund performance, taking into account various factors including general market conditions. In its discussions with Strategic Advisers regarding fund performance, the Board gave particular attention to information indicating underperformance of certain funds for specific time periods and discussed with Strategic Advisers the reasons for any such underperformance.

The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2016, the cumulative total returns of the fund and the cumulative total returns of an appropriate benchmark index and peer group. The box within each chart shows the 25th percentile return (75% beaten, top of box) and the 75th percentile return (25% beaten, bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Strategic Advisers Short Duration Fund

2016 Total Return % vs. Morningstar Ultrashort Bond and CG 6-Month Treasury Bill:

75% beaten
Fund
Benchmark
25% beaten
3
2
1
0
-1
1.7
1.7
0.9
0.4
1 Year
4
3
2
1
0
2.9
2.8
1.0
0.6
3 Year
8
6
4
2
0
6.9
5.4
2.4
0.8
5 Year
% Beaten
76%
76%
62%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the first quartile for the one- and three-year periods and in the second quartile for the five-year period ended December 31, 2016. The Board also noted that the fund had out-performed 76%, 76%, and 62% of its peers for the one-, three-, and five-year periods, respectively, ended December 31, 2016. The Board also noted that the investment performance of the fund was higher than its benchmark for the periods shown.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Fund Expenses.  The Board considered the amount and nature of fees paid to the Investment Advisers. The Board also considered information comparing the management fees and total expenses of the fund to those of other registered investment companies with investment objectives similar to those of the fund, as discussed below. The Board also noted Strategic Advisers' proposal to extend the 0.25% management fee waiver through September 30, 2020 (effectively waiving its portion of the management fee) and considered that the fund's contractual maximum aggregate annual management fee rate may not exceed 0.55%. In considering the fund's management fee and management fee waiver and comparisons to other registered investment companies with investment objectives similar to those of the fund, the Board noted that shares of the fund are offered only to clients that participate in the Fidelity Portfolio Advisory Service managed account program.

The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Strategic Advisers uses "mapped groups," which are created by Fidelity by combining similar Lipper investment objective categories that it believes have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which Strategic Advisers' funds are compared.

Management Fee.  The Board considered two proprietary management fee comparisons. The group of Lipper funds used by the Board for management fee comparisons is referred to as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures are also comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The Board also compared the fund's management fee to an "Asset-Size Peer Group" (ASPG), which is a sub-set of the competitive funds in the Total Mapped Group. The ASPG comparison focuses on a fund's standing relative to non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Beginning in 2015, the management fee information shown below is as of December 31. Prior to 2015, the management fee information shown below is as of February 28.

Strategic Advisers Short Duration Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Strategic Advisers Short Duration SAI Mgmt Fee
Strategic Advisers Short Duration Sub-Advisory Fee as a % of sub-advised assets
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
Strategic Advisers Short Duration Total Mgmt Fee Including SAI Mgmt Fee
42
42
38
25
13
42
39
38
25
13
42
39
37
25
12
40
38
36
25
11
39
37
36
25
11
2012
2013
2014
2015
2016

	2012	2013	2014	2015	2016
TMG %	35%	36%	39%	40%	42%
Funds	143	153	154	160	167
ASPG Quartile	2nd	2nd	2nd	2nd	2nd

The Board noted that the fund's management fee rate was ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended December 31, 2016.

Based on its review, the Board concluded that the fund's management fee bears a reasonable relationship to the services rendered.

Total Expenses.  In its review of the fund's total expenses, the Board considered the fund's management fee rate as well as other fund expenses, as applicable, such as expenses from holding Fidelity and non-Fidelity mutual funds and ETFs, transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. The Board further noted that the fund's total expenses were compared to classes of competitive funds having similar load types. This comparison, which is a proxy for comparing funds by distribution channel, showed the fund's position relative to competitive funds with the same load type.

The Board noted that the fund's total expenses were above the median of the fund's Total Mapped Group for the 12-month period ended December 31, 2016. The Board considered that, in general, various factors can affect total expenses. The Board noted that the fund's total expenses ranked above the competitive median of its institutional peer group, primarily because the fund's underlying assets are invested in unaffiliated mutual funds that charge a 12b-1 fee, resulting in higher other expenses as compared to the fund's institutional peers. The Board also considered an alternative expense comparison analysis compared to a universe of no-load funds (higher 12b-1 fee classes designed specifically for retirement plans). The Board noted that, under this alternative competitive analysis, the total expenses for the fund ranked below median.

Fees Charged to Other Clients.  The Board also considered fee structures paid by the Investment Advisers' other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar investment mandates.

Based on its review of the total expense ratios and fees charged to other clients of Strategic Advisers or its affiliates and each sub-adviser, the Board concluded that the total expenses of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered information regarding the revenues earned and expenses incurred by Strategic Advisers and its affiliates in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

On an annual basis, Strategic Advisers presents to the Board information about the profitability of its relationships with the fund. Strategic Advisers calculates profitability information for the fund using a series of detailed revenue and cost allocation methodologies. The Board reviews any significant changes from the prior year's methodologies. Strategic Advisers noted that, to the extent possible, it employs the same corporate reporting of revenues and expenses as those used by other Fidelity funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Strategic Advisers' and its affiliates' non-fund businesses and potential fall-out benefits related to the mutual fund business, as well as cases where Strategic Advisers' affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized, if any, by Strategic Advisers and its affiliates in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of each sub-adviser's relationship with the fund and the potential fall-out benefits, if any, that may accrue to each sub-adviser as a result of its relationship with the fund. The Board noted the difficulty in evaluating the sub-advisers' costs and the profitability of the sub-advisory agreement to each sub-adviser because of, among other things, the differences in the types and content of information provided by the sub-advisers due to differences in business models and cost accounting methods among the sub-advisers. Accordingly, the Board considered profitability information provided by each sub-adviser in light of the nature of the relationship between Strategic Advisers and each sub-adviser with respect to the negotiation of sub-advisory fees.

Possible Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Strategic Advisers funds, whether the Strategic Advisers funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board considered that the fund's Sub-Advisory Agreements provide for breakpoints as the fund's assets grow and noted that any potential decline in sub-advisory fees would accrue directly to the fund. The Board also took into consideration that Strategic Advisers has agreed to waive 0.25% of its management fee through September 30, 2020.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures bear a reasonable relationship to the services rendered and that the fund's Advisory Contracts should be renewed because each agreement is in the best interests of the fund and its shareholders. The Board also concluded that the advisory fees charged thereunder are based on services provided that are in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, with respect to each Sub-Advisory Agreement, the Board concluded that the renewal of the agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ASD-SANN-0118
1.934461.105

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 23, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 23, 2018